As filed with the Securities and Exchange Commission on April 25, 2007

                                                                   No. 333-23171
                                                                       811-04721
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No.   19                                     |X|
                                    ------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No.   31                                                    |X|
                     ------
                        (Check appropriate box or boxes.)

                              --------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                              --------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                              --------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              --------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:


[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              --------------------

================================================================================

                                     PART A

                                                                     [VERSION A]

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2007
This prospectus describes a survivorship flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase, at net asset value, shares of the following funds:

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.



It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing. Read and keep this prospectus for future reference. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US
AT:

[envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
           PO Box 8027
           Boston, MA 02266-8027

[telephone] 800/541-0171

                                TABLE OF CONTENTS

 Heading                                                  Page
---------------------------------------------------------------

BENEFIT/RISK SUMMARY ....................................  3
   Policy Benefits ......................................  3
   Policy Risks .........................................  3
FEE TABLES ..............................................  4
   Transaction Fees .....................................  4
   Periodic Charges Other than Fund Operating
    Expenses.............................................  5
   Minimum and Maximum Fund Annual Expenses..............  6
   Annual Fund Expenses..................................  7
PHOENIX LIFE INSURANCE COMPANY .......................... 10
THE SEPARATE ACCOUNT..................................... 10
   Valuation Date........................................ 10
   Performance History .................................. 10

VOTING RIGHTS ........................................... 10
THE VARIABLE INVESTMENT OPTIONS.......................... 11
   Administrative, Marketing and Support Service Fees.... 11
THE GUARANTEED INTEREST ACCOUNT ......................... 11
CHARGES AND DEDUCTIONS................................... 12
   General .............................................. 12
   Charges Deducted from Premium Payments................ 12
   Tax................................................... 12
   Periodic Charges ..................................... 13
   Loan Interest Charged................................. 14
   Conditional Charges .................................. 14
   Transfer Charge....................................... 15
   Other Tax Charges .................................... 15
   Fund Charges.......................................... 15
THE POLICY .............................................. 15
   Contract Rights....................................... 15
   Contract Limitations.................................. 15
   Purchasing a Policy................................... 15
GENERAL ................................................. 17
   Postponement of Payments ............................. 17
   Optional Insurance Benefits .......................... 17
   Death Benefit......................................... 18
PAYMENT OF PROCEEDS ..................................... 19
   Surrender and Death Benefit Proceeds ................. 19
   Payment Options ...................................... 19
   Surrenders............................................ 20
TRANSFER OF POLICY VALUE................................. 20
   Internet, Interactive Voice Response and Telephone
     Transfers........................................... 20
   Transfer Restrictions................................. 20
MARKET TIMING AND OTHER DISRUPTIVE TRADING .............. 21
SYSTEMATIC TRANSFER PROGRAMS............................. 22
   Asset Rebalancing Program............................. 22
   Dollar Cost Averaging Program......................... 22
ADDITIONAL PROGRAMS...................................... 22
   Asset Allocation and Strategic Programs............... 22
   Selecting a Program and Option........................ 23
POLICY LOANS............................................. 23
LAPSE AND REINSTATEMENT.................................. 24
FEDERAL INCOME TAX CONSIDERATIONS ....................... 25
   Introduction ......................................... 25
   Income Tax Status..................................... 25
   Policy Benefits....................................... 25
   Business-Owned Policies............................... 26
   Modified Endowment Contracts.......................... 26
   Limitations on Unreasonable Mortality and
      Expense Charges.................................... 27
   Qualified Plans....................................... 27
   Diversification Standards............................. 27
   Owner Control......................................... 27
   Change of Ownership or Insured or Assignment.......... 28
   Other Taxes........................................... 28
   Withholding........................................... 28
THE PHOENIX COMPANIES -
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES.......... 28
FINANCIAL STATEMENTS..................................... 29
DISTRIBUTION............................................. 29
APPENDIX A - INVESTMENT OPTIONS..........................A-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------


This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.


POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond] Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond] Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.

You may change your Death Benefit Option at any time. Option 1 applies if you do not choose an option.

After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.


LOANS AND PARTIAL SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.


Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

INVESTMENT CHOICES
You may select from a wide variety of subaccounts and two Guaranteed Interest Accounts. Each subaccount, sometimes referred to as an investment option in this prospectus and supplemental materials, invests directly in a professionally managed fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Accounts while continuing to defer current income taxes.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs."


TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Temporary Insurance Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Disability Benefit Rider
[diamond] Four Year Survivorship Term Rider
[diamond] Conditional Exchange Option Rider
[diamond] Policy Split Option Rider
[diamond] Guaranteed Death Benefit Rider (not available with policies issued on or after January 27, 2003)
[diamond] Conversion to Universal Life Rider
[diamond] Age 100+ Rider
[diamond] LifePlan Options Rider
[diamond] Estate Term Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE

Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


TRANSFER RISK
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund, or we, determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.


THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------

            CHARGE                        WHEN DEDUCTED                                   MAXIMUM AMOUNT DEDUCTED

-------------------------- -------------------------------------- ------------------------------------------------------------------
SALES CHARGE(1)            Upon premium payment.                  We charge up to 20% of the premium payment.
-------------------------- -------------------------------------- ------------------------------------------------------------------
TAX CHARGE                 Upon premium payment.                  2.25% of each premium for nonqualified plans.

                                                                  1.50% of each premium for qualified plans.
-------------------------- -------------------------------------- ------------------------------------------------------------------
FEDERAL TAX CHARGE         Upon premium payment.                  1.50% of each premium payment.
-------------------------- -------------------------------------- ------------------------------------------------------------------
ISSUE EXPENSE CHARGE       On Policy Date and monthly on          $600 which is deducted at a rate of $50 per month for 12 months.
                           Monthly Calculation Day during 12
                           policy months following issue. We
                           will deduct any unpaid balance in the
                           event of lapse or termination.

-------------------------- -------------------------------------- ------------------------------------------------------------------
SURRENDER CHARGE(2)        Upon Full Surrender during the first   Up to 100% of the Target Annual Premium (TAP). The TAP is
                           9 policy years.                        established at issue by an arithmetic formula based on personal
                           Charge does not apply to a policy      information (age, gender, risk class) and face amount of insurance
                           lapse.                                 coverage. A complete display of the surrender charges is provided in the contract.
-------------------------- -------------------------------------- ------------------------------------------------------------------
PARTIAL SURRENDER CHARGE   Upon Partial Surrender or a            For a partial surrender:
                           reduction in the policy face amount.   ------------------------

                                                                  The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                                  For a decrease in face amount:
                                                                  ------------------------------

                                                                  The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
-------------------------- -------------------------------------- ------------------------------------------------------------------

PARTIAL SURRENDER FEE      Upon Partial Surrender.                2.00% of the amount withdrawn up to a maximum of $25.

-------------------------- -------------------------------------- ------------------------------------------------------------------
TRANSFER CHARGE            Upon Transfer.                         At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The maximum sales charge of 20% applies only during the first policy year and only on premium amounts up to the TAP. We deduct a sales charge of 5% of premiums in excess of TAP during the first policy year, and on all other premiums in years 2-10. TAP is the greater of (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy.


(2) The maximum surrender charge applies during the six years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the tenth policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                           PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

                 CHARGE                       WHEN DEDUCTED                           MAXIMUM AMOUNT DEDUCTED


--------------------------------- -------------------------------------- -----------------------------------------------------------
COST OF INSURANCE(1)              On Policy Date and monthly on each
                                  Monthly Calculation Day.
--------------------------------- -------------------------------------- -----------------------------------------------------------

    Minimum and Maximum Charges                                          $0.02 - $83.33 per $1,000 of net amount at risk(2).
                                                                         will increase this charge as the insured people age.

--------------------------------- -------------------------------------- -----------------------------------------------------------
    Example for a male age 56                                            $0.0005 per $1,000 of net amount at risk(2). We will
    and female age 53 both in                                            increase this charge as they age.
    the preferred nonsmoker
    class
--------------------------------- -------------------------------------- -----------------------------------------------------------
ADMINISTRATIVE CHARGE             On each monthly processing day for     $20 per month for policies with face amounts up to
                                  the first 10 policy years.             $400,000. $0.05 per $1,000 of face amount for policies
                                                                         with face amounts greater than $400,000, but less than
                                                                         $1,600,000. $80 per month for policies with face amounts
                                                                         greater than $1,600,000.
--------------------------------- -------------------------------------- -----------------------------------------------------------
MORTALITY AND EXPENSE RISK        Daily.                                 Maximum of 0.80% on an annual basis.
CHARGE(3)
--------------------------------- -------------------------------------- -----------------------------------------------------------
LOAN INTEREST CHARGED(4)          Interest accrues daily and is due on   The maximum net cost to the policy is 2.00% of the loan
                                  each policy anniversary. If not paid   balance.
                                  on that date, we will treat the
                                  accrued interest as another loan
                                  against the policy.
--------------------------------- -------------------------------------- -----------------------------------------------------------
OTHER TAX CHARGES                 When we become liable for taxes.       We currently do not charge for taxes, however we reserve
                                                                         the right to impose a charge should we become liable for
                                                                         taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Separate
                                                                         Account and would be included in our calculation of
                                                                         subaccount values.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP            On Rider Policy Date, and monthly on
TERM RIDER                        each Monthly Calculation Day.
--------------------------------- -------------------------------------- -----------------------------------------------------------
    Minimum and Maximum                                                  $0.01 - $20.27 per $1,000 of rider face amount.
    Charges
--------------------------------- -------------------------------------- -----------------------------------------------------------
    Example for a male                                                   $0.01 per $1,000 of rider face amount.
    age 51 and female
    age 50 both in the
    preferred nonsmoker
    class
--------------------------------- -------------------------------------- -----------------------------------------------------------
                                  On Rider Policy Date and monthly on
ESTATE TERM RIDER(1)              each Monthly Calculation Day.
--------------------------------- -------------------------------------- -----------------------------------------------------------

    Minimum and Maximum                                                  $0.02 - $83.33 per $1,000 of term rider face
    Charges                                                              amount.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 CHARGE                       WHEN DEDUCTED                           MAXIMUM AMOUNT DEDUCTED

--------------------------------- -------------------------------------- -----------------------------------------------------------
    Example for a male age 61 and female                                          $0.0156 per $1,000 of term rider face amount.
    age 59 both in the preferred
    nonsmoker class
------------------------------------------ -------------------------------------- --------------------------------------------------
CONDITIONAL EXCHANGE OPTION RIDER          On each Monthly Calculation Day.       $0.03 per $1,000 of total face amount.
------------------------------------------ -------------------------------------- --------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER (not        On each Monthly Calculation Day        $0.01 per $1,000 of base policy face amount.
available after 1/27/03)                   beginning in policy year 11.
------------------------------------------ -------------------------------------- --------------------------------------------------
LIFEPLAN OPTIONS RIDER                     We do not charge for this rider.       We describe this rider later under "Optional
                                                                                  Insurance Benefits".
------------------------------------------ -------------------------------------- --------------------------------------------------
POLICY SPLIT OPTION RIDER                  We do not charge for this rider.       You must provide evidence of insurability. We
                                                                                  describe this rider later under "Additional
                                                                                  Rider Benefits."
------------------------------------------ -------------------------------------- --------------------------------------------------
CONVERSION TO UNIVERSAL LIFE RIDER         We do not charge for this rider.       We describe this rider later under "Optional
                                                                                  Insurance Benefits".
------------------------------------------ -------------------------------------- --------------------------------------------------
DISABILITY BENEFIT RIDER(5)                On Rider Policy Date, and monthly on
                                           each Monthly Calculation Day.
------------------------------------------ -------------------------------------- --------------------------------------------------
    Minimum and Maximum                                                           $0.22 - $0.82 per $100 of annual benefit.
    Charges
------------------------------------------ -------------------------------------- --------------------------------------------------
    Example for a male age 56 and female                                          $0.4922 and $0.5588 respectively, per $100 of
    age 53 both in the preferred                                                  annual benefit.
    nonsmoker class
------------------------------------------ -------------------------------------- --------------------------------------------------
AGE 100+ RIDER                             We do not charge for this rider.       We describe this rider later under "Optional
                                                                                  Insurance Benefits".
------------------------------------------------------------------------------------------------------------------------------------


(1) These charges will depend on the personal information of those insured under the policy (i.e., age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.

(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.
(3) At present, we reduce this charge to 0.25% in policy year 16 and after. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(4) Depending on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.
(5) This charge depends on age when the rider is issued, but does not increase.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2006, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                    MINIMUM AND MAXIMUM FUND ANNUAL EXPENSES

                                                      Minimum         Maximum


 Total Annual Fund Operating Expenses                  0.28%     -     5.12%
 (expenses that are deducted from a fund's assets, including management fees, distribution and/or
 12b-1 fees, and other expenses)

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund            0.61       0.00       0.30        0.00        0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund                     0.61       0.00       0.28        0.02(2)     0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund             0.72       0.00       0.32        0.02(2)     1.06          0.00       1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio     0.81       0.00       0.17        0.00        0.98          0.35      0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                      0.29       0.00       0.00        0.00        0.29         (0.01)      0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
 Securities II                                 0.60       0.00       0.39        0.00        0.99          0.00       0.99(18)
----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II            0.60       0.00       0.42        0.00        1.02          0.00       1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio          0.57       0.10       0.09        0.00        0.76          0.00       0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities
 Portfolio                                     0.57       0.10       0.15        0.00        0.82          0.00       0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                 0.57       0.10       0.11        0.00        0.78          0.00       0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond
 Portfolio                                     0.32       0.10       0.12        0.00        0.54          0.00       0.54
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund               0.46       0.25       0.01        0.00        0.72          0.00       0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio         0.75       0.25       0.18        0.00        1.18          0.00       1.18
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio          0.50       0.00       0.46        0.00        0.96         (0.06)      0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio       0.48       0.00       0.39        0.00        0.87          0.00       0.87
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio           0.74       0.00       0.38        0.00        1.12          0.00       1.12
----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                 0.60       0.25       0.21        0.00        1.06          0.00       1.06
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio       1.15       0.25       0.60        0.00        2.00         (0.60)      1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio       0.85       0.25       0.15        0.00        1.25          0.00       1.25
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA      0.64       0.25       0.03        0.00        0.92          0.00       0.92
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA         0.63       0.25       0.03        0.00        0.91          0.00       0.91
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA     0.74       0.25       0.01        0.00        1.00          0.00       1.00
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                 0.68       0.00       0.24        0.00        0.92          0.00       0.92(11c)

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Growth and Income Series              0.70       0.00       0.27        0.00        0.97         (0.06)      0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                 0.80       0.00       0.35        0.00        1.15         (0.01)      1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Money Market Series                   0.40       0.00       0.26        0.00        0.66         (0.01)      0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Fixed Income Series      0.50       0.00       0.24        0.00        0.74          0.00       0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Short Term Bond Series   0.50       0.00       0.38        0.00        0.88         (0.18)      0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Allocation Series           0.59       0.00       0.25        0.00        0.84         (0.01)      0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series         0.75       0.00       0.26        0.00        1.01          0.00       1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series         0.85       0.00       0.42        0.00        1.27         (0.27)      1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                             0.75       0.00       0.27        0.00        1.02          0.00       1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth                     0.40       0.25       1.02        0.31(12b)   1.98         (0.97)      1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Growth                                0.40       0.25       0.93        0.14(12b)   1.72         (0.88)      0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate                              0.40       0.25       2.45        0.19(12b)   3.29         (2.40)      0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth                       0.40       0.25       1.34        0.15(12b)   2.14         (1.29)      0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap
 Value Series                                  1.05       0.00       0.28        0.00        1.33         (0.02)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap
 Value Series                                  1.05       0.00       0.31        0.00        1.36         (0.05)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series            0.70       0.00       0.30        0.00        1.00         (0.05)      0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Equity 500 Index
 Series                                        0.45       0.00       0.32        0.00        0.77         (0.14)      0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn(TM)
 Strategy Portfolio                            0.49       0.25       0.25        0.03(2)     1.02         (0.03)      0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Real Return Portfolio               0.25       0.25       0.25        0.00        0.75          0.00       0.75
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio              0.25       0.25       0.25        0.00        0.75          0.00       0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Inverse
 Government Long Bond Fund                     0.90       0.00       4.22        0.00        5.12          0.00       5.12
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                0.75       0.00       0.73        0.00        1.48          0.00       1.48
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector
 Rotation Fund                                 0.90       0.00       0.74        0.00        1.64          0.00       1.64
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets
 Securities Fund                               1.23       0.25       0.24        0.00        1.72          0.00       1.72
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund             0.63       0.25       0.15        0.03        1.06         (0.03)      1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation
 Fund                                          0.62       0.25       0.23        0.01        1.11         (0.01)      1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund              0.74       0.25       0.04        0.00        1.03          0.00       1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income
 Portfolio                                     0.43       0.35       0.30        0.00        1.08          0.00       1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                   0.99       0.00       0.20        0.00        1.19          0.00       1.19
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                0.91       0.00       0.10        0.00        1.01          0.00       1.01
----------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                 0.85       0.00       0.09        0.00        0.94          0.00       0.94
----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                 0.90       0.00       0.05        0.00        0.95          0.00       0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

--------------------------------------------------------------------------------
        Expense Cap %              Expense Cap %         Expense Cap %
--------------------------------------------------------------------------------
      a            0.15          c           0.25       e           0.35
      b            0.20          d           0.30

(12a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

--------------------------------------------------------------------------------
                                                              Net Annual Fund
                         Fund              Reimbursements        Expenses
--------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II                                (0.27)              0.72
Federated High Income Bond Fund II             (0.25)              0.77
Fidelity VIP Contrafund(R) Portfolio           (0.01)              0.75
Fidelity VIP Growth Opportunities
  Portfolio                                    (0.04)              0.78
Fidelity VIP Growth Portfolio                  (0.01)              0.77
Van Kampen UIF Equity and Income
  Portfolio                                    (0.30)              0.78

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061.


Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e., as "we", "us", "our" "Company").



THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses whether or not realized of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.


Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

    Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE

A valuation date is every day the NYSE is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:


1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page one.

THE VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The Subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
The Company and the principal underwriter for the policies have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses.



THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or

25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]   First Year:     25% of the total value

[diamond]   Second Year:    33% of remaining value

[diamond]   Third Year:     50% of remaining value

[diamond]   Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] sales charge,

[diamond] issue expense charge;

[diamond] administrative charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:

Policy Year 1:               20% of premiums paid up to the first TAP 5%
                             of premiums in excess of the TAP
Policy Years 2-10            5% of premium
Policy Years 11 and over:    0% of premiums

The Target Annual Premium ("TAP") is established at the time the policy is issued and is based on the face amount and personal information (i.e., age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; and (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force.


TAX
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.


You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, unless we agree otherwise, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.


[diamond] ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $600. Rather than deduct the full amount at once, the charge is deducted in equal monthly installments of $50 over the first twelve months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.

[diamond] ADMINISTRATIVE CHARGE. This charge is assessed to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. The administrative charge is only assessed during the first ten policy years and varies by the face amount of the policy as follows:

          o  $20 per month for policies with face amounts of up to $400,000;

          o $0.05 per $1,000 for policies with face amounts of $400,001 up to $1,600,000; and

          o $80 per month for policies with face amounts of greater than $1,600,000.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Four riders are available at no charge with every Estate Edge(R) policy:

          o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

          o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

          o AGE 100+ RIDER. This rider maintains the full death benefit under the Policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

          o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, certain favorable policy options may be exercised or elected.

          We charge for providing benefits under the following riders:

          o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          o FOUR YEAR SURVIVORSHIP TERM RIDER. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

          o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

          o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to the rider.

          o GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

             For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code
             Section 7702).

             The rider will remain in effect if one of three conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

          If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.


          For the first 15 policy years we charge the maximum mortality and expense charge of 0.80% annually of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25% annually.


LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

 ------------------------------------------------------------------------------
                                                  RATE WE CREDIT THE LOANED
                                                  PORTION OF THE GUARANTEED
                    LOAN INTEREST RATE CHARGED         INTEREST ACCOUNT

 ----------------- ----------------------------- ------------------------------
      POLICY           MOST           NEW            MOST            NEW
      YEARS           STATES          YORK          STATES          YORK
 ----------------- ------------- --------------- ------------- ----------------
       1-10             4%             6%             2%             4%
 ----------------- ------------- --------------- ------------- ----------------
      11-16             3%             5%             2%             4%
 ----------------- ------------- --------------- ------------- ----------------
       16+             2.5%           4.5%            2%             4%
 ------------------------------------------------------------------------------

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.


[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period from the policy value.


          During the first 10 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 10th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is equal to the percentage amount shown below:

 -------------------------------------------------------------------------------

                             SURRENDER CHARGE TABLE

 -------------------------------------------------------------------------------
                   SURRENDER                  SURRENDER                SURRENDER
     POLICY         CHARGE        POLICY       CHARGE       POLICY       CHARGE
     MONTH         % OF TAP       MONTH       % OF TAP      MONTH       % OF TAP
     -----         --------       -----       --------      -----       --------
      1-70           100%          87           66%          104          32%
       71            98%           88           64%          105          30%
       72            96%           89           62%          106          28%
       73            94%           90           60%          107          26%
       74            92%           91           58%          108          24%
       75            90%           92           56%          109          22%
       76            88%           93           54%          110          20%
       77            86%           94           52%          111          18%
       78            84%           95           50%          112          16%
       79            82%           96           48%          113          14%
       80            80%           97           46%          114          12%
       81            78%           98           44%          115          10%
       82            76%           99           42%          116          08%
       83            74%           100          40%          117          06%
       84            72%           101          38%          118          04%
       85            70%           102          36%          119          02%
       86            68%           103          34%          120           0%

Policy Year 11+ (Since Issue): No surrender charge applies


We establish the TAP before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.

[diamond] POLICY PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE

Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------


CONTRACT RIGHTS


OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the lives of 2 other individuals provided you have the insureds' consents and a legally recognized interest for insuring their lives. You could, for example, purchase a policy on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Edge(R) policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. Both insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.


A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations". We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we temporarily allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice. We reserve the right to limit increases to such maximums as we may establish and change from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.


ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money

Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under he policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond] FOUR-YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond] POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond] CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

          1) the divorce of the insureds, or

          2) major change in the federal estate tax law.

          Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond] GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

          For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

          The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

          1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

          2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

          3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond] CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond] AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond] LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

          4) An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond] ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option Four increase options are available:

          1) Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

          2) Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

          3) Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

          4) Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

          Cost of insurance charges apply to the rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the last surviving insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

A Guaranteed Death Benefit Rider is available. Under this policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force; there may be limitations on the amount of partial surrenders or decreases in face amount permitted. See the description above under "Optional Insurance Benefits" and the rider for more information.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT:
EFFECT ON DEATH BENEFIT

A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is related to a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is related to a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."


REQUEST FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3(3)/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3(3)/8% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3(3)/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General-Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount and/or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount and/or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.


TRANSFER OF POLICY VALUE
--------------------------------------------------------------------------------

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.



MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of policy value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.



SYSTEMATIC TRANSFER PROGRAMS
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws. We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

ASSET REBALANCING PROGRAM
Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling us (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

DOLLAR COST AVERAGING PROGRAM
Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly              [diamond]   $150 semiannually
[diamond]  $75 quarterly            [diamond]   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling us (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.



ADDITIONAL PROGRAMS
--------------------------------------------------------------------------------

You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series*, which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners.

For the most current information on any program or option, please contact your registered representative.

*"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
          Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

          o   Franklin Income Securities Fund - 34%
          o   Mutual Shares Securities Fund - 33%
          o   Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
          PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

          o   Conservative Portfolio
          o   Moderately Conservative Portfolio
          o   Moderate Portfolio
          o   Moderately Aggressive Portfolio
          o   Aggressive Portfolio

          On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request that we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
          The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

          o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this policy.


POLICY LOANS
--------------------------------------------------------------------------------


Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts and/or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In most states except New York, the rates in effect will be:
          o   Policy years 1-10 :                       4%
          o   Policy years 11-15:                       3%
          o   Policy years 16 and thereafter:           2 1/2%

          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.

[diamond] In New York only, the rates will be:
          o   Policy years 1-10:                        6%
          o   Policy years 11-15:                       5%
          o   Policy years 16 and thereafter:           4 1/2%

          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



LAPSE AND REINSTATEMENT

--------------------------------------------------------------------------------

Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If your policy lapses, it may not be reinstated.


If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration. Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.


Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet the "7-pay test" of Code Section 7702A.


This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years and is not materially changed, the policy generally will not be subject to the modified endowment contract rules.


PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.


[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.


A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.


OWNER CONTROL
For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment. The company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.



DISTRIBUTION
--------------------------------------------------------------------------------

PLIC has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, are not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.


The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services, National Financial Partners, FFR Financial and Insurance Services, and BISYS Insurance Services, Inc.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital    Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                            LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                       Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration            Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                        Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital      Investment Advisory Services, LLC
                                             growth
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012

















Additional information about the Estate Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or you can download copies from the Phoenix companies, Inc. web site at PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, DC 20549.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V602


Investment Company Act File No. 811-4721

L0271 PR (C) 2007 The Phoenix Companies, Inc.                               5-07

                                                                     [VERSION B]

                                ESTATE STRATEGIES
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                 DEVELOPED EXCLUSIVELY FOR NFP SECURITIES, INC.
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2007


This prospectus describes a survivorship flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. We pay a death benefit when the last insured dies. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase, at net asset value, shares of the following funds:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund(1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.



It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing. Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:               [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                           PO Box 8027
                                                                           Boston, MA 02266-8027

                                                               [telephone] 800/541-0171

                                TABLE OF CONTENTS

 Heading                                              Page
----------------------------------------------------------

BENEFIT/ RISK SUMMARY.................................   3
   Policy Benefits....................................   3
   Policy Risks.......................................   3
FEE TABLES............................................   4
   Transaction Fees...................................   4
   Periodic Charges Other than Fund Operating
     Expenses.........................................   5
   Minimum and Maximum Fund Operating Expenses........   6
   Annual Fund Expenses...............................   7
PHOENIX LIFE INSURANCE COMPANY........................  10
THE SEPARATE ACCOUNT..................................  10
   Valuation Date ....................................  10
   Performance History ...............................  10
VOTING RIGHTS ........................................  10

THE VARIABLE INVESTMENT OPTIONS.......................  10
   Administrative, Marketing and Support Service Fees.  11

THE GUARANTEED INTEREST ACCOUNT ......................  11

CHARGES AND DEDUCTIONS ...............................  12
   General ...........................................  12
   Charges Deducted from Premium Payments ............  12
   Tax................................................  12

   Periodic Charges ..................................  12

   Loan Interest Charged..............................  14
   Conditional Charges ...............................  14

   Transfer Charge....................................  14
   Other Tax Charges .................................  14

   Fund Charges ......................................  15
THE POLICY ...........................................  15
   Contract Rights ...................................  15
   Contract Limitations ..............................  15
   Purchasing a Policy ...............................  15

GENERAL...............................................  16
   Postponement of Payments...........................  16

   Optional Insurance Benefits .......................  17
   Death Benefit .....................................  18
PAYMENT OF PROCEEDS ..................................  18
   Surrender and Death Benefit Proceeds ..............  18
   Payment Options ...................................  18
   Surrenders.........................................  19
TRANSFER OF POLICY VALUE..............................  20
   Internet, Interactive Voice Response and Telephone
     Transfers........................................  20
   Transfer Restrictions..............................  20
MARKET TIMING AND OTHER DISRUPTIVE TRADING............  20
SYSTEMATIC PROGRAMS...................................  21
   Asset Rebalancing Program..........................  21
   Dollar Cost Averaging Program......................  22
ADDITIONAL PROGRAMS...................................  22
   Asset Allocation and Strategic Programs............  22
   Selecting a Program and Option.....................  22
POLICY LOANS..........................................  23
LAPSE AND REINSTATEMENT...............................  24
FEDERAL INCOME TAX CONSIDERATIONS.....................  24
   Introduction.......................................  24
   Income Tax Status..................................  24
   Policy Benefits....................................  24
   Business-Owned Policies............................  25
   Modified Endowment Contracts.......................  25
   Limitations on Unreasonable Mortality and
       Expense Charges................................  26
   Qualified Plans....................................  26
   Diversification Standards..........................  26
   Owner Control......................................  26
   Change of Ownership or Insured or Assignment.......  27
   Other Taxes........................................  27
   Withholding........................................  27
THE PHOENIX COMPANIES, INC. -
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES.......  27
FINANCIAL STATEMENTS..................................  28
DISTRIBUTION..........................................  28

APPENDIX A - INVESTMENT OPTIONS....................... A-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------


This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.


POLICY BENEFITS

DEATH BENEFIT
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond] Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond] Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

DEATH BENEFIT AT ENDOWMENT
After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.


LOANS AND PARTIAL SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.


Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

INVESTMENT CHOICES
You may select from a wide variety of subaccounts and a Guaranteed Interest Account. Each subaccount, sometime referred to as an investment option in this prospectus and supplemental materials, invests directly in a professionally managed fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Account while continuing to defer current income taxes.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs."


TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Temporary Insurance Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Guaranteed Death Benefit Rider
[diamond] Disability Benefit Rider
[diamond] Four Year Survivorship Term Rider
[diamond] Policy Split Option Rider
[diamond] Conditional Exchange Option Rider
[diamond] Conversion to Universal Life Rider
[diamond] Age 100+ Rider
[diamond] LifePlan Options Rider
[diamond] Estate Term Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first five years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE

Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


TRANSFER RISK
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.


THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------
                                TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------

                 CHARGE                                WHEN DEDUCTED                          MAXIMUM AMOUNT DEDUCTED

------------------------------------------ -------------------------------------- --------------------------------------------------
SALES CHARGE(1)                            Upon premium payment.                  We charge up to 30% of the premium payment.
------------------------------------------ -------------------------------------- --------------------------------------------------
TAX CHARGE                                 Upon premium payment.                  2.25% of each premium for nonqualified plans.

                                                                                  1.50% of each premium for qualified plans.
------------------------------------------ -------------------------------------- --------------------------------------------------
FEDERAL TAX CHARGE                         Upon premium payment.                  1.50% of each premium payment.
------------------------------------------ -------------------------------------- --------------------------------------------------
ISSUE EXPENSE CHARGE                       On Policy Date and monthly on          $3,000 which is deducted at a rate of $50 per
                                           Monthly Calculation Day during 60      month.
                                           policy months following issue. We
                                           will deduct any unpaid balance in the
                                           event of lapse or termination.

------------------------------------------ -------------------------------------- --------------------------------------------------

SURRENDER CHARGE(2)                        Upon Full Surrender during the first   Up to 50% of the Target Annual Premium ("TAP").
                                           5 policy years.                        The TAP is established at issue by an arithmetic
                                                                                  formula based on personal information (age,
                                                                                  gender, risk class) and face amount of insurance
                                           Charge does not apply to a policy      coverage. A complete display of surrender charges
                                           lapse.                                 is provided in the contract.

------------------------------------------ -------------------------------------- --------------------------------------------------
PARTIAL SURRENDER CHARGE                   Upon Partial Surrender or a            For a partial surrender:
                                           reduction in the policy face amount.   ------------------------

                                                                                  The charge that would apply upon a full surrender
                                                                                  multiplied by the partial surrender amount
                                                                                  divided by the result of subtracting the full
                                                                                  surrender charge from the policy value.

                                                                                  For a decrease in face amount:
                                                                                  ------------------------------

                                                                                  The charge that would apply upon a full surrender
                                                                                  multiplied by the decrease in face amount divided
                                                                                  by the face amount prior to the decrease.
------------------------------------------ -------------------------------------- --------------------------------------------------

PARTIAL SURRENDER FEE                      Upon Partial Surrender.                2.00% of the amount withdrawn up to a maximum
                                                                                  of $25.

------------------------------------------ -------------------------------------- --------------------------------------------------
TRANSFER CHARGE                            Upon Transfer.                         At present, we do not charge for transfers
                                                                                  between investment options; however, we reserve
                                                                                  the right to charge up to $10 per transfer after
                                                                                  the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The maximum sales charge of 30% applies only during the first policy year and only on premium amounts up to the TAP. Reduced sales charges apply payments in excess of TAP in the first policy year, and in policy years two through 20 and become 3% of all premiums paid beginning in policy year 11. As of the date of this prospectus we do not deduct a sales charge from premiums paid in policy year 21 and later. TAP is the greater of (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy. We provide a table of sales charges by policy year in the "Charges and Deductions" section.

(2) The maximum surrender charge applies during the first year after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the sixth policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------

                 CHARGE                                WHEN DEDUCTED                           MAXIMUM AMOUNT DEDUCTED

------------------------------------------ -------------------------------------- --------------------------------------------------
COST OF INSURANCE(1)                       On Policy Date and monthly on each
                                           Monthly Calculation Day.
------------------------------------------ -------------------------------------- --------------------------------------------------

    Minimum and Maximum Charges                                                   $0.02 - $83.33 per $1,000 of net amount at
                                                                                  risk(2). We will increase this charge as the
                                                                                  insured people age.

------------------------------------------ -------------------------------------- --------------------------------------------------
    Example for a male age 67 and female                                          $0.015 per $1,000 of net amount at risk(2). We
    age 66 both in the preferred                                                  will increase this charge as they age.
    nonsmoker class

------------------------------------------ -------------------------------------- --------------------------------------------------
ADMINISTRATIVE CHARGE                      On each monthly processing day.        $7.50 plus $0.02 per $1,000 of face amount per
                                                                                  month.
------------------------------------------ -------------------------------------- --------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE(3)       Daily.                                 Maximum of 0.60% on an annual basis.
------------------------------------------ -------------------------------------- --------------------------------------------------
LOAN INTEREST CHARGED(4)                   Interest accrues daily and is due on   The maximum net cost to the policy is 2.00% of the
                                           each policy anniversary. If not paid   loan balance.
                                           on that date, we will treat the
                                           accrued interest as another loan
                                           against the policy.
------------------------------------------ -------------------------------------- --------------------------------------------------
OTHER TAX CHARGES                          When we become liable for taxes.       We currently do not charge for taxes, however we
                                                                                  reserve the right to impose a charge should we
                                                                                  become liable for taxes in the future. Possible
                                                                                  taxes would include state or federal income taxes
                                                                                  on investment gains of the Account and would be
                                                                                  included in our calculation of subaccount values.
------------------------------------------------------------------------------------------------------------------------------------
                                                       OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP                     On Rider Policy Date, and monthly on
TERM RIDER(1)                              each Monthly Calculation Day.
------------------------------------------ -------------------------------------- --------------------------------------------------
    Minimum and Maximum                                                           $0.01 - $24.33 per $1,000 of rider face amount.
    Charges
------------------------------------------ -------------------------------------- --------------------------------------------------
    Example for a male age                                                        $0.010605 per $1,000 of rider face amount.
    60 and female age 57 both in the
    preferred nonsmoker class
------------------------------------------ -------------------------------------- --------------------------------------------------
ESTATE TERM RIDER(1)                       On Rider Policy Date and monthly on
                                           each Monthly Calculation Day.
------------------------------------------ -------------------------------------- --------------------------------------------------
    Minimum and Maximum Charges                                                   $0.0003 - $83.33 per $1,000 of term rider face
                                                                                  amount.
------------------------------------------ -------------------------------------- --------------------------------------------------
   Example for a male age 59 and female                                           $0.0129 per $1,000 of term rider face amount.
   age 59 both in the preferred
   nonsmoker class
------------------------------------------ -------------------------------------- --------------------------------------------------
CONDITIONAL EXCHANGE OPTION RIDER          On each Monthly Calculation Day.       $0.03 per $1,000 of total face amount.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 CHARGE                                WHEN DEDUCTED                           MAXIMUM AMOUNT DEDUCTED

------------------------------------------ -------------------------------------- --------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER             On each Monthly Calculation Day        $0.01 per $1,000 of base policy face amount.
                                           beginning in policy year 11.
------------------------------------------ -------------------------------------- --------------------------------------------------
LIFEPLAN OPTIONS RIDER                     We do not charge for this rider. It    We describe this rider later under "Optional
                                           is available on a state-by-state       Insurance Benefits."
                                           basis.

------------------------------------------ -------------------------------------- --------------------------------------------------
POLICY SPLIT OPTION RIDER                  We do not charge for this rider.       We describe this rider later under "Optional
                                                                                  Insurance Benefits."
------------------------------------------ -------------------------------------- --------------------------------------------------
CONVERSION TO UNIVERSAL LIFE RIDER         We do not charge for this rider.       We describe this rider later under "Optional
                                                                                  Insurance Benefits."
------------------------------------------ -------------------------------------- --------------------------------------------------
DISABILITY BENEFIT RIDER                   On Rider Policy Date, and monthly on
                                           each Monthly Calculation Day.
------------------------------------------ -------------------------------------- --------------------------------------------------
    Minimum and Maximum                                                           $0.22 - $0.82 per $100 of annual benefit.
    Charges
------------------------------------------ -------------------------------------- --------------------------------------------------
    Example for a male age 60 and female                                          $0.4085 and $0.5072 respectively, per $100 of
    age 60 both in the preferred                                                  annual benefit.
    nonsmoker class
------------------------------------------ -------------------------------------- --------------------------------------------------
AGE 100+ RIDER                             On Rider Policy Date, and monthly on
                                           each Monthly Calculation Day.
------------------------------------------ -------------------------------------- --------------------------------------------------
    Minimum and Maximum                                                           $0.22 - $0.82 per $1,000 of face amount.
    Charges
------------------------------------------ -------------------------------------- --------------------------------------------------
    Example for a male age 67 and female                                          $0 per $1,000 of face amount.
    age 66 both in the preferred
    nonsmoker class
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.

(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.

(3) As of the date of this prospectus we charge 0.40% of average daily net assets on an annual basis. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(4) Depending on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.


   THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2006, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                  MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                      Minimum        Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or         0.28%     -    5.12%
12b-1 fees, and other expenses)

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund            0.61       0.00       0.30        0.00        0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund                     0.61       0.00       0.28        0.02(2)     0.91          0.00       0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund             0.72       0.00       0.32        0.02(2)     1.06          0.00       1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio     0.81       0.00       0.17        0.00        0.98          0.35      0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                      0.29       0.00       0.00        0.00        0.29         (0.01)      0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
 Securities II                                 0.60       0.00       0.39        0.00        0.99          0.00       0.99(18)
----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II            0.60       0.00       0.42        0.00        1.02          0.00       1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio          0.57       0.10       0.09        0.00        0.76          0.00       0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities
 Portfolio                                     0.57       0.10       0.15        0.00        0.82          0.00       0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                 0.57       0.10       0.11        0.00        0.78          0.00       0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond
 Portfolio                                     0.32       0.10       0.12        0.00        0.54          0.00       0.54
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund               0.46       0.25       0.01        0.00        0.72          0.00       0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio         0.75       0.25       0.18        0.00        1.18          0.00       1.18
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio          0.50       0.00       0.46        0.00        0.96         (0.06)      0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio       0.48       0.00       0.39        0.00        0.87          0.00       0.87
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio           0.74       0.00       0.38        0.00        1.12          0.00       1.12
----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                 0.60       0.25       0.21        0.00        1.06          0.00       1.06
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio       1.15       0.25       0.60        0.00        2.00         (0.60)      1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio       0.85       0.25       0.15        0.00        1.25          0.00       1.25
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA      0.64       0.25       0.03        0.00        0.92          0.00       0.92
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA         0.63       0.25       0.03        0.00        0.91          0.00       0.91
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA     0.74       0.25       0.01        0.00        1.00          0.00       1.00
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                 0.68       0.00       0.24        0.00        0.92          0.00       0.92(11c)

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                            Investment Rule 12b-1   Other     Acquired      Total     Contractual    Total Net
                       Series               Management or Service Operating   Fund Fees  Annual Fund Reimbursements Annual Fund
                                               Fee        Fees     Expenses and Expenses   Expenses    & Waivers     Expenses
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Growth and Income Series              0.70       0.00       0.27        0.00        0.97         (0.06)      0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                 0.80       0.00       0.35        0.00        1.15         (0.01)      1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Money Market Series                   0.40       0.00       0.26        0.00        0.66         (0.01)      0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Fixed Income Series      0.50       0.00       0.24        0.00        0.74          0.00       0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Short Term Bond Series   0.50       0.00       0.38        0.00        0.88         (0.18)      0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Allocation Series           0.59       0.00       0.25        0.00        0.84         (0.01)      0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series         0.75       0.00       0.26        0.00        1.01          0.00       1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series         0.85       0.00       0.42        0.00        1.27         (0.27)      1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                             0.75       0.00       0.27        0.00        1.02          0.00       1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth                     0.40       0.25       1.02        0.31(12b)   1.98         (0.97)      1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Growth                                0.40       0.25       0.93        0.14(12b)   1.72         (0.88)      0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate                              0.40       0.25       2.45        0.19(12b)   3.29         (2.40)      0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth                       0.40       0.25       1.34        0.15(12b)   2.14         (1.29)      0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap
 Value Series                                  1.05       0.00       0.28        0.00        1.33         (0.02)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap
 Value Series                                  1.05       0.00       0.31        0.00        1.36         (0.05)      1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series            0.70       0.00       0.30        0.00        1.00         (0.05)      0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Equity 500 Index
 Series                                        0.45       0.00       0.32        0.00        0.77         (0.14)      0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn(TM)
 Strategy Portfolio                            0.49       0.25       0.25        0.03(2)     1.02         (0.03)      0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Real Return Portfolio               0.25       0.25       0.25        0.00        0.75          0.00       0.75
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio              0.25       0.25       0.25        0.00        0.75          0.00       0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Inverse
 Government Long Bond Fund                     0.90       0.00       4.22        0.00        5.12          0.00       5.12
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                0.75       0.00       0.73        0.00        1.48          0.00       1.48
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector
 Rotation Fund                                 0.90       0.00       0.74        0.00        1.64          0.00       1.64
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets
 Securities Fund                               1.23       0.25       0.24        0.00        1.72          0.00       1.72
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund             0.63       0.25       0.15        0.03        1.06         (0.03)      1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation
 Fund                                          0.62       0.25       0.23        0.01        1.11         (0.01)      1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund              0.74       0.25       0.04        0.00        1.03          0.00       1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income
 Portfolio                                     0.43       0.35       0.30        0.00        1.08          0.00       1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                   0.99       0.00       0.20        0.00        1.19          0.00       1.19
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                0.91       0.00       0.10        0.00        1.01          0.00       1.01
----------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                 0.85       0.00       0.09        0.00        0.94          0.00       0.94
----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                 0.90       0.00       0.05        0.00        0.95          0.00       0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

--------------------------------------------------------------------------------
         EXPENSE CAP %               EXPENSE CAP %            EXPENSE CAP %
--------------------------------------------------------------------------------
      a            0.15           c           0.25           e         0.35
      b            0.20           d           0.30

(12a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

--------------------------------------------------------------------------------
                                                             Net Annual Fund
               Fund                      Reimbursements         Expenses
--------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II                              (0.27)               0.72
Federated High Income Bond Fund II           (0.25)               0.77
Fidelity VIP Contrafund(R) Portfolio         (0.01)               0.75
Fidelity VIP Growth Opportunities
  Portfolio                                  (0.04)               0.78
Fidelity VIP Growth Portfolio                (0.01)               0.77
Van Kampen UIF Equity and Income
  Portfolio                                  (0.30)               0.78

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row, Hartford, Connecticut. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061 Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company").


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment objective is given in Appendix A.


Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the NYSE is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page one.



THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The Subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
The Company and the principal underwriter for the policies have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. The Company and its affiliates may profit from these fees.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses.



THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:       25% of the total value
[diamond] Second Year:      33% of remaining value
[diamond] Third Year:       50% of remaining value
[diamond] Fourth Year:      100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond]   our expenses in selling the policy;

[diamond]   underwriting and issuing the policy;

[diamond]   premium and federal taxes incurred on premiums received;

[diamond]   providing the insurance benefits set forth in the policy; and

[diamond]   assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond]   sales charge,

[diamond]   issue expense charge,

[diamond]   administrative charge, and

[diamond]   surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:

Policy Year 1:             30% of premium paid up to the first TAP
                           4% of premium in excess of the TAP

Policy Years 2-5:          16% of premium paid up to the first TAP
                           4% of premium in excess of the TAP

Policy Years 6-10:         12% of premium paid up to the first TAP
                           4% of premium in excess of the TAP

Policy Years 11-20:        3% of premium

Policy Years 21 and over:  0% of premium


The Target Annual Premium ("TAP") is established at the time the policy is issued and is based on the face amount and the personal information (i.e. age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; or (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force. We reserve the right to charge up to 3% of each premium for payments received for all policy years.


TAX
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.


You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, unless we agree otherwise, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

[diamond] ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $3,000. Rather than deduct the full amount at once, the issue expense charge is deducted in equal monthly installments of $50 over the first 60 months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.


[diamond] ADMINISTRATIVE CHARGE. This charge covers the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements.


[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Four riders are available at no charge with every Estate Strategies policy:

          o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

          o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

          o AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

          o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in this rider, certain favorable policy options may be exercised or elected.

          We charge for providing benefits under the following riders:

          o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          o FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

          o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

          o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to this rider.

          o GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

               For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code
               Section 7702).

               The rider will remain in effect if one of the three certain conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

          If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          We will deduct this charge only from your investments in the Separate Account.

          We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.


          A charge at an annual rate of 0.40% is deducted daily from your investments in the Separate Account. We may increase this charge, but guarantee it will never be more than 0.60%.


LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

 ------------------------------------------------------------------------------
                                             RATE WE CREDIT THE CHARGED LOANED
                                                PORTION OF THE GUARANTEED
             LOAN INTEREST RATE CHARGED             INTEREST ACCOUNT
 ---------- ------------------------------- -----------------------------------
 POLICY         MOST                             MOST
 YEARS:        STATES         NY & NJ           STATES           NY & NJ
 ---------- -------------- --------------- ---------------- -------------------
  1-10           4%             6%                2%                 4%
 ---------- -------------- --------------- ---------------- -------------------
  11-16          3%             5%                2%                 4%
 ---------- ------------- --------------- ---------------- --------------------
  16+           2.5%           4.5%               2%                 4%
 ---------- -------------- --------------- ---------------- -------------------

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first five policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period.

          During the first five policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 5th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is shown below:

          ----------------------------------------------------------------------
                                 SURRENDER CHARGE TABLE
                POLICY YEAR                        SURRENDER CHARGE % OF TAP
          ------------------------------- --------------------------------------
                     1                                        50
                     2                                        40
                     3                                        30
                     4                                        20
                     5                                        10
                6 and later                                    0

          We establish the Target Annual Premium ("TAP") before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy , computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.


[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. For example: if a partial surrender reduces the cash surrender value by half, the partial surrender charge will be half of what a full surrender charge would have been according to the above table. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE

Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


OTHER TAX CHARGES

Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

FUND CHARGES

As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Annual Fund Expenses."


These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You may purchase a policy to insure the lives of 2 other individuals, provided that you have the insureds' consents and a legally recognized interest for insuring their lives. A policy could, for example, be purchased on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Strategies policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.


A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations". We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice to VPMO. We reserve the right to limit increases to such maximums as we may establish and change from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 60-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] DISABILITY BENEFIT RIDER. This rider is available for one or both
          Insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond] FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond] POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond] CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

          1) the divorce of the insureds, or

          2) major change in the federal estate tax law.

          Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond] GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

          For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

          The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

          1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

          2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

          3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond] CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond] AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond] LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

          4) An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond] ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option

          Four increase options are available:

          1) Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

          2) Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

          3) Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

          4) Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

          Cost of insurance charges apply to the rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

A Guaranteed Death Benefit Rider is available. Under this policy rider if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

DEATH BENEFIT AT ENDOWMENT
After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT

A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is related to a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is related to a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."


REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3(3)/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3(3)/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.


TRANSFER OF POLICY VALUE
--------------------------------------------------------------------------------

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone.


You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of policy value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.


"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.



SYSTEMATIC TRANSFER PROGRAMS
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

ASSET REBALANCING PROGRAM
Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

DOLLAR COST AVERAGING PROGRAM
Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]   $25 monthly           [diamond]   $150 semiannually
[diamond]   $75 quarterly         [diamond]   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.



ADDITIONAL PROGRAMS
--------------------------------------------------------------------------------

You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option, please contact your registered representative.

*"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
          Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

          o   Franklin Income Securities Fund - 34%
          o   Mutual Shares Securities Fund - 33%
          o   Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
          PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

          o   Conservative Portfolio
          o   Moderately Conservative Portfolio
          o   Moderate Portfolio
          o   Moderately Aggressive Portfolio
          o   Aggressive Portfolio

          On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request that we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
          The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

          o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this policy.


POLICY LOANS
--------------------------------------------------------------------------------


Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In most states except New York, the rates in effect will be:

          o   Policy years 1-10:                  4%
          o   Policy years 11-15:                 3%
          o   Policy years 16 and thereafter:     2 1/2%

          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.

[diamond] In New York only, the rates in effect will be:

          o   Policy years 1-10:                  6%
          o   Policy years 11-15:                 5%
          o   Policy years 16 and thereafter:     4 1/2%

          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest

Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



LAPSE AND REINSTATEMENT

--------------------------------------------------------------------------------

Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If your policy lapses, it may not be reinstated.


If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration. Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.


Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet the "7-pay test" of Code Section 7720A.


This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years and is not materially changed, the policy generally will not be subject to the modified endowment contract rules.


PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.


[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.


A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.


OWNER CONTROL
For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, The company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.



DISTRIBUTION
--------------------------------------------------------------------------------

PLIC has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, are not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and/or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.


The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.


PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services, National Financial Partners, FFR Financial and Insurance Services, and BISYS Insurance Services, Inc.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012


Additional information about the Estate Strategies (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171, or you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 205492.

Distributed by NFP Securities, Inc.
Issued by Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
Statutory Home Office: East Greenbush, New York
V611


phoenixwm.com

Investment Company Act File No. 811-04721


L0077PR (C)2007 The Phoenix Companies, Inc.                                 5/07

                                     PART B

================================================================================
                                 ESTATE EDGE(R)
================================================================================
                                                                     [Version A]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2007

                                  ------------

      FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2007. You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----

Phoenix Life Insurance Company................................     2

The Separate Account..........................................     2

The Policy....................................................     3


Services......................................................     3


Underwriter...................................................     3

Performance History...........................................     3

Additional Information........................................     6

Voting Rights.................................................     7

Safekeeping of the Separate Account's Assets..................     7

State Regulation..............................................     7

Reports.......................................................     7

Experts ......................................................     7

Separate Account Financial Statements.........................  SA-1

Company Financial Statements..................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT US AT:
                   [envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027

                   [telephone]    Tel. (800) 541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses, whether or not realized, of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B)
     -----------    -   (D)   where:
         (C)

(A) = the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B) = the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C) = the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D) = the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within two years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for two years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT
The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 31 Tech Valley Drive, East Greenbush, New York 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                               $2.2 Million
----------------------------------------------------------------------------
                  2005                               $1.9 Million
----------------------------------------------------------------------------
                  2006                               $1.5 Million
----------------------------------------------------------------------------

OTHER SERVICE PROVIDERS
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:

----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                                 $ 98,275
----------------------------------------------------------------------------
                  2005                                 $ 86,000
----------------------------------------------------------------------------
                  2006                                 $101,000

----------------------------------------------------------------------------


UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2006:


Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............$1.000000

Value of the same account (excluding capital changes) at the end of the 7-day period:...........................1.000876

Calculation:

   Ending account value...............................1.000876
   Less beginning account value.......................1.000000
   Net change in account value........................0.000876

Base period return:

   (adjusted change/beginning account value)..........0.000876
Current annual yield = return x (365/7) =................4.57%
Effective annual yield = [(1 + return)365/7] - 1 =.......4.67%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------

                        NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                    SERIES             INCEPTION DATE     1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          5/5/1993       6.30%       3.86%        4.93%         8.79%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                   5/2/1994      16.70%       7.06%        7.17%         9.64%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                               9/10/2001      11.24%       9.05%                      9.97%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  1/25/1995      19.26%       5.63%       10.82%        15.28%
---------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                   10/1/1997      15.52%       5.89%                      5.74%
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           3/28/1994       4.14%       4.21%        5.43%         5.47%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          3/1/1994      10.80%       9.26%        5.56%         6.62%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       11/3/1997      11.59%      11.82%                      9.51%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                11/3/1997       5.30%       4.44%                      1.91%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              11/3/1997       6.73%       1.54%                      4.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                7/7/2000       4.30%       5.16%                      6.29%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                             1/6/1999      18.24%      12.36%                      9.68%
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                      11/4/1997      16.07%       9.39%                      9.29%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       12/3/2001       9.33%       8.76%                      8.69%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   12/11/1989      17.27%       7.93%       10.02%        12.25%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        9/15/1999      12.23%      11.14%                     14.91%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/8/1996      18.38%      10.22%       10.13%        10.35%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    7/12/2002       5.25%                                  9.55%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    7/12/2002      13.02%                                 14.37%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   9/18/2001       7.68%       2.78%                      5.47%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      7/13/2000      17.36%      12.03%                      5.78%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                  7/13/2000      14.66%      12.70%                     12.41%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982       3.22%       1.34%        1.62%        11.08%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                            3/2/1998      17.18%       6.03%                      5.61%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               3/2/1998       4.13%       0.14%                      4.84%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                10/8/1982       4.41%       1.97%        3.47%         5.24%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                  12/31/1982       6.84%       7.93%        6.39%         9.07%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003       5.71%                                  4.29%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                        9/17/1984      12.69%       5.49%        8.07%        10.54%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/1990      27.37%      15.43%        9.30%         9.00%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002      19.45%                                 19.48%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995      37.07%      26.92%       16.56%        18.51%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
   Aggressive Growth                                        2/3/2006                                             12.61%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth         2/3/2006                                              9.97%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate       2/3/2006                                              5.69%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                   2/3/2006                                              8.78%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998      14.91%      13.96%                      9.32%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000      16.75%      15.16%                     16.14%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          3/2/1998      20.90%       6.84%                      8.64%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997      14.21%       4.61%                      5.22%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       6/30/2004                                              1.51%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            9/30/1999                                              0.04%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          12/31/1997                                              3.09%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long
   Bond Fund                                                5/1/2003       8.11%                                 -2.58%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              5/7/1997      19.27%       4.92%                      4.41%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   5/1/2002      11.39%                                  7.70%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996      28.09%      25.47%        5.20%         5.19%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992      21.44%      11.29%        7.90%        10.12%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    11/28/1988      21.11%      12.86%        9.48%        10.65%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           3/15/1994      21.81%      10.63%        9.46%        10.17%
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                 4/30/2003      12.58%                                 13.29%
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/1999      36.00%      18.69%                     15.51%
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/1995      37.16%      22.74%       15.18%        18.57%
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/1999      19.70%      13.76%                     15.17%
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/1995       7.87%      11.09%       11.78%        15.18%

---------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM) (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REDUCTION IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.


Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] total premiums expected to be paid,

[diamond] total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose of which the policies are being purchased,

[diamond] where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

[diamond] internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account. The assets of the Separate Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities, in connection with the policies described in this prospectus.

                                                             [LOGO OF PHOENIX]
                                                                  PHOENIX

================================================================================

                                                                ANNUAL REPORT

                                                        PHOENIX LIFE VARIABLE
                                                       UNIVERSAL LIFE ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                   AIM V.I. CAPITAL                          AIM V.I. MID CAP      ALGER AMERICAN
                                                 APPRECIATION FUND -  AIM V.I. CORE EQUITY  CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                       CLASS I            FUND - CLASS I          CLASS I       PORTFOLIO - CLASS O
                                                 -------------------  --------------------  ------------------  -------------------
Assets:
  Investments at fair value                       $       8,134,247    $        4,623,374    $      5,219,426    $      13,373,497
    Shares                                       {          310,229}  {           169,852}  {         386,052}  {          322,408}
    Cost                                         {$       6,387,627}  {$        4,259,742}  {$      5,181,094}  {$       8,422,244}
                                                 -------------------  --------------------  ------------------  -------------------
  Total Assets                                    $       8,134,247    $        4,623,374    $      5,219,426    $      13,373,497

Liabilities:
  Payable to Phoenix Life Insurance Company       $               -    $                -    $              -    $               -
                                                 -------------------  --------------------  ------------------  -------------------
      Total Net Assets                            $       8,134,247    $        4,623,374    $      5,219,426    $      13,373,497
                                                 ===================  ====================  ==================  ===================
                                                 ===================  ====================  ==================  ===================
      Units Outstanding                                   7,910,657             4,236,965           4,349,214           16,097,436
                                                 ===================  ====================  ==================  ===================
      Unit Value
        Corporate Edge                            $            1.13    $             1.10    $           1.22    $            1.14
        Estate Edge(R)                            $            1.01    $             1.09    $           1.20    $            0.78
        Estate Strategies                         $            1.10    $                -    $           1.21    $               -
        Executive Benefit                         $            1.13    $             1.10    $              -    $               -
        Flex Edge, Flex Edge Success(R)
          Individual Edge(R) and Joint Edge(R)    $            1.02    $             1.09    $           1.20    $            0.80
        Phoenix Express VUL(SM)                   $               -    $                -    $              -    $               -
        The Phoenix Edge(R)                       $               -    $                -    $           1.21    $               -
        The Phoenix Edge(R)--SPVL                 $            1.13    $             1.10    $           1.22    $            1.10

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                   ANCHOR SERIES TRUST
                                              ANCHOR SERIES TRUST     GOVERNMENT &      ANCHOR SERIES TRUST   ANCHOR SERIES TRUST
                                             CAPITAL APPRECIATION     QUALITY BOND       GROWTH AND INCOME     GROWTH PORTFOLIO -
                                             PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1        CLASS 1
                                             -------------------   -------------------  --------------------  -------------------
Assets:
  Investments at fair value                   $       2,934,870     $         425,907    $          308,767    $       2,437,557
    Shares                                   {           71,865}   {           28,950}  {            27,993}  {           84,727}
    Cost                                     {$       2,345,284}   {$         416,408}  {$          348,447}  {$       2,257,360}
                                             -------------------   -------------------  --------------------  -------------------
  Total Assets                                $       2,934,870     $         425,907    $          308,767    $       2,437,557

Liabilities:
  Payable to Phoenix Life Insurance Company   $               -     $               -    $                -    $               -
                                             -------------------   -------------------  --------------------  -------------------
      Total Net Assets                        $       2,934,870     $         425,907    $          308,767    $       2,437,557
                                             ===================   ===================  ====================  ===================
                                             ===================   ===================  ====================  ===================
      Units Outstanding                                  29,097                 9,349                 7,213               24,065
                                             ===================   ===================  ====================  ===================
      Unit Value
        RSVP Variable Life                    $          107.84     $           31.43    $            44.14    $           68.95
        ICAP Plus Variable Life               $          100.78     $           45.62    $            42.72    $          103.95

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                ANCHOR SERIES
                                                                                                                    TRUST
                                              ANCHOR SERIES TRUST   ANCHOR SERIES TRUST   ANCHOR SERIES TRUST  STRATEGIC MULTI-
                                                 MONEY MARKET           MULTI-ASSET        NATURAL RESOURCES   ASSET PORTFOLIO -
                                             PORTFOLIO - CLASS 1     PORTFOLIO - CLASS 1  PORTFOLIO - CLASS 1       CLASS 1
                                             --------------------  ---------------------  -------------------  -----------------
Assets:
  Investments at fair value                   $          713,297    $         2,966,419    $         912,560    $     1,676,496
    Shares                                   {           713,297}  {            403,019}  {           17,309}  {        177,220}
    Cost                                     {$          713,297}  {$         4,029,212}  {$         399,936}  {$     1,640,988}
                                             --------------------  ---------------------  -------------------  -----------------
  Total Assets                                $          713,297    $         2,966,419    $         912,560    $     1,676,496

Liabilities:
  Payable to Phoenix Life Insurance Company   $                -    $                 -    $               -    $             -
                                             --------------------  ---------------------  -------------------  -----------------
      Total Net Assets                        $          713,297    $         2,966,419    $         912,560    $     1,676,496
                                             ====================  =====================  ===================  =================
                                             ====================  =====================  ===================  =================
      Units Outstanding                                   30,633                 68,726               10,325             36,026
                                             ====================  =====================  ===================  =================
      Unit Value
        RSVP Variable Life                    $            19.17    $             43.33    $           84.80    $         48.84
        ICAP Plus Variable Life               $            23.68    $             43.16    $           88.96    $         46.42

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                              FIDELITY VIP
                                                 DWS EQUITY 500   FEDERATED FUND FOR    FEDERATED HIGH        CONTRAFUND(R)
                                                INDEX FUND VIP -    U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                    CLASS A          SECURITIES II    II - PRIMARY SHARES         CLASS
                                                ----------------  ------------------  -------------------  -------------------
Assets:
  Investments at fair value                      $   38,443,495    $     35,432,221    $      14,777,742    $      67,672,381
    Shares                                      {     2,568,035}  {       3,124,533}  {        1,882,515}  {        2,156,544}
    Cost                                        {$   30,620,368}  {$     35,624,851}  {$      14,415,661}  {$      54,446,063}
                                                ----------------  ------------------  -------------------  -------------------
  Total Assets                                   $   38,443,495    $     35,432,221    $      14,777,742    $      67,672,381

Liabilities:
  Payable to Phoenix Life Insurance Company      $            -    $              -    $               -    $               -
                                                ----------------  ------------------  -------------------  -------------------
      Total Net Assets                           $   38,443,495    $     35,432,221    $      14,777,742    $      67,672,381
                                                ================  ==================  ===================  ===================
                                                ================  ==================  ===================  ===================
      Units Outstanding                              27,784,671          25,745,833           10,839,429           48,160,000
                                                ================  ==================  ===================  ===================

      Unit Value
        Corporate Edge                           $         1.42    $           1.35    $            1.55    $            1.61
        Estate Edge(R)                           $         1.36    $           1.38    $            1.36    $            1.35
        Estate Strategies                        $         1.39    $           1.25    $            1.51    $            1.66
        Executive Benefit                        $         1.42    $           1.27    $               -    $            1.71
        Flex Edge, Flex Edge Success(R)
          Individual Edge(R) and Joint Edge(R)   $         1.36    $           1.40    $            1.35    $            1.37
        Phoenix Express VUL(SM)                  $            -    $              -    $               -    $               -
        The Phoenix Edge(R)                      $         1.38    $           1.25    $            1.40    $            1.56
        The Phoenix Edge(R)--SPVL                $         1.42    $           1.30    $            1.47    $            1.70

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH
                                                 OPPORTUNITIES     FIDELITY VIP GROWTH  FRANKLIN INCOME       LAZARD RETIREMENT
                                              PORTFOLIO - SERVICE  PORTFOLIO - SERVICE  SECURITIES FUND -    SMALL CAP PORTFOLIO
                                                      CLASS                CLASS             CLASS 2          - SERVICE SHARES
                                              -------------------  -------------------  -------------------  -------------------
Assets:
  Investments at fair value                    $       5,031,976    $      17,010,205    $         833,289    $       2,222,938
    Shares                                    {          277,398}  {          476,210}  {           48,000}  {          128,420}
    Cost                                      {$       4,144,980}  {$      13,565,165}  {$         787,250}  {$       2,045,916}
                                              -------------------  -------------------  -------------------  -------------------
  Total Assets                                 $       5,031,976    $      17,010,205    $         833,289    $       2,222,938

Liabilities:
  Payable to Phoenix Life Insurance Company    $               -    $               -    $               -    $               -
                                              -------------------  -------------------  -------------------  -------------------
    Total Net Assets                           $       5,031,976    $      17,010,205    $         833,289    $       2,222,938
                                              ===================  ===================  ===================  ===================
                                              ===================  ===================  ===================  ===================
    Units Outstanding                                  5,607,056           23,252,110              747,699            1,759,075
                                              ===================  ===================  ===================  ===================

    Unit Value
      Corporate Edge                           $           1.18     $            0.86    $               -    $            1.28
      Estate Edge(R)                           $           0.87     $            0.71    $            1.11    $            1.26
      Estate Strategies                        $              -     $            0.98    $               -    $            1.27
      Executive Benefit                        $              -     $               -    $               -    $               -
      Flex Edge, Flex Edge Success(R)
        Individual Edge(R) and Joint Edge(R)   $           0.86     $            0.72    $            1.11    $            1.26
      Phoenix Express VUL(SM)                  $              -     $               -    $               -    $               -
      The Phoenix Edge(R)                      $              -     $            0.86    $            1.12    $               -
      The Phoenix Edge(R)--SPVL                $           1.18     $            0.86    $            1.12    $            1.28

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                       LORD ABBETT BOND-    LORD ABBETT GROWTH      LORD ABBETT MID-       MUTUAL SHARES
                                      DEBENTURE PORTFOLIO        AND INCOME        CAP VALUE PORTFOLIO   SECURITIES FUND -
                                         - CLASS VC         PORTFOLIO - CLASS VC        - CLASS VC            CLASS 2
                                      -------------------   --------------------   -------------------   -----------------
Assets:
   Investments at fair value           $       4,805,782     $       25,175,203     $      11,048,633     $   42,791,159
      Shares                          {          405,893}   {           858,050}   {          507,284}   {     2,090,432}
      Cost                            {$       4,736,392}   {$       22,875,468}   {$      10,351,569}   {$   33,860,796}
                                      -------------------   --------------------   -------------------   -----------------
   Total Assets                        $       4,805,782     $       25,175,203     $      11,048,633     $   42,791,159

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $             -       $              -       $             -       $           -
                                      -------------------   --------------------   -------------------   -----------------
      Total Net Assets                 $       4,805,782     $       25,175,203     $      11,048,633     $    42,791,159
                                      ===================   ====================   ===================   =================
                                      ===================   ====================   ===================   =================
      Units Outstanding                        4,309,803             20,534,768             9,130,694          22,061,057
                                      ===================   ====================   ===================   =================
      Unit Value
         Corporate Edge                $            1.13     $             1.24     $            1.23     $          1.60
         Estate Edge(R)                $            1.11     $             1.22     $            1.21     $          2.03
         Estate Strategies             $            1.12     $             1.23     $            1.22     $          1.56
         Executive Benefit             $             -       $              -       $             -       $          1.60
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)           $            1.11     $             1.22     $            1.21     $          2.00
         Phoenix Express VUL(SM)       $             -       $              -       $             -       $           -
         The Phoenix Edge(R)           $            1.12     $             1.23     $            1.22     $          1.84
         The Phoenix Edge(R)--SPVL     $            1.13     $             1.24     $            1.23     $          1.65

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         OPPENHEIMER           OPPENHEIMER
                                        NEUBERGER BERMAN       NEUBERGER BERMAN     CAPITAL APPRECIATION    GLOBAL SECURITIES
                                          AMT FASCIANO           AMT GUARDIAN         FUND/VA - SERVICE     FUND/VA - SERVICE
                                      PORTFOLIO - S CLASS    PORTFOLIO - S CLASS            SHARES                SHARES
                                      -------------------    -------------------    --------------------    -----------------
Assets:
   Investments at fair value           $           5,160      $         107,373      $          450,789      $       464,999
      Shares                          {              355}    {            5,458}    {            10,970}    {         12,743}
      Cost                            {$           5,016}    {$          99,521}    {$          409,834}    {$       429,063}
                                      -------------------    -------------------    --------------------    -----------------
   Total Assets                        $           5,160      $         107,373      $          450,789      $       464,999

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $             -        $             -        $              -        $           -
                                      -------------------    -------------------    --------------------    -----------------
      Total Net Assets                 $           5,160      $         107,373      $          450,789      $       464,999
                                      ===================    ===================    ====================    =================
                                      ===================    ===================    ====================    ==================
      Units Outstanding                            5,337                101,289                 442,191              435,869
                                      ===================    ===================    ====================    =================
      Unit Value
         Corporate Edge                $             -        $            1.07      $              1.02     $           -
         Estate Edge(R)                $             -        $            1.06      $              1.02     $          1.07
         Estate Strategies             $             -        $             -        $               -       $           -
         Executive Benefit             $             -        $             -        $               -       $           -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)           $            0.97      $            1.06      $              1.02     $          1.07
         Phoenix Express VUL(SM)       $             -        $             -        $               -       $           -
         The Phoenix Edge(R)           $             -        $             -        $               -       $           -
         The Phoenix Edge(R)--SPVL     $             -        $            1.07      $               -       $           -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                           OPPENHEIMER MAIN
                                           STREET SMALL CAP
                                           FUND/VA - SERVICE      PHOENIX CAPITAL     PHOENIX GROWTH AND      PHOENIX MID-CAP
                                                SHARES             GROWTH SERIES         INCOME SERIES         GROWTH SERIES
                                         -------------------    -----------------    -------------------    ------------------
Assets:
   Investments at fair value              $         279,443      $   186,428,207      $      38,733,910      $     37,703,727
      Shares                             {           14,723}    {     12,253,572}    {        2,669,278}    {       2,800,517}
      Cost                               {$         264,561}    {$   221,540,935}    {$      31,579,503}    {$     40,043,174}
                                         -------------------    -----------------    -------------------    ------------------
   Total Assets                           $         279,443      $   186,428,207      $      38,733,910      $     37,703,727

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $             -        $           -        $             -        $            -
                                         -------------------    -----------------    -------------------    ------------------
      Total Net Assets                    $         279,443      $   186,428,207      $      38,733,910      $     37,703,727
                                         ===================    =================    ===================    ==================
                                         ===================    =================    ===================    ==================
      Units Outstanding                             279,030           50,796,953             26,367,345            27,966,980
                                         ===================    =================    ===================    ==================
      Unit Value
         Corporate Edge                   $             -        $          0.94      $            1.28      $           0.76
         Estate Edge(R)                   $            1.00      $          3.79      $            1.44      $           1.35
         Estate Strategies                $             -        $          0.92      $            1.25      $            -
         Executive Benefit                $             -        $          0.88      $             -        $           0.83
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $            1.00      $          3.79      $            1.51      $           1.38
         Phoenix Express VUL(SM)          $             -        $           -        $             -        $            -
         The Phoenix Edge(R)              $             -        $          4.02      $            1.43      $           1.29
         The Phoenix Edge(R)--SPVL        $             -        $          0.64      $            1.41      $           0.78

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                PHOENIX MULTI-      PHOENIX MULTI-
                                           PHOENIX MONEY        SECTOR FIXED      SECTOR SHORT TERM     PHOENIX STRATEGIC
                                           MARKET SERIES        INCOME SERIES        BOND SERIES        ALLOCATION SERIES
                                         -----------------    ----------------    -----------------    -------------------
Assets:
   Investments at fair value              $    60,133,477      $   93,566,219      $    10,020,634      $      75,168,623
      Shares                             {      6,013,348}    {    10,118,293}    {      1,000,967}    {        5,652,559}
      Cost                               {$    60,133,477}    {$   94,020,190}    {$    10,045,559}    {$      77,972,669}
                                         -----------------    ----------------    -----------------    -------------------
   Total Assets                           $    60,133,477      $   93,566,219      $    10,020,634      $      75,168,623

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $           -        $          -        $           -        $             -
                                         -----------------    ----------------    -----------------    -------------------
      Total Net Assets                    $    60,133,477      $   93,566,219      $    10,020,634      $      75,168,623
                                         =================    ================    =================    ===================
                                         =================    ================    =================    ===================
         Units Outstanding                     35,146,233          26,435,159            8,836,240             16,980,223
                                         =================    ================    =================    ===================
         Unit Value
            Corporate Edge                $          1.16      $         1.51      $          1.16      $            1.34
            Estate Edge(R)                $          1.79      $         3.58      $          1.13      $            4.66
            Estate Strategies             $          1.09      $         1.47      $          1.15      $            1.29
            Executive Benefit             $          1.13      $         1.51      $           -        $            1.34
            Flex Edge, Flex Edge
               Success(R)
               Individual Edge(R) and
                  Joint Edge(R)           $          1.79      $         3.58      $          1.13      $            4.66
            Phoenix Express VUL(SM)       $           -        $          -        $           -        $             -
            The Phoenix Edge(R)           $          2.23      $         4.10      $          1.14      $            4.97
            The Phoenix Edge(R)--SPVL     $          1.15      $         1.57      $          1.16      $            1.33

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                              PHOENIX-S&P
                                                                                         PHOENIX-DUFF &      DYNAMIC ASSET
                                           PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL   PHELPS REAL ESTATE   ALLOCATION SERIES:
                                         INTERNATIONAL SERIES    CAP GROWTH SERIES    SECURITIES SERIES    AGGRESSIVE GROWTH
                                         --------------------   -------------------   ------------------   ------------------
Assets:
   Investments at fair value              $      105,043,552     $      15,016,222     $     46,223,746     $      1,165,863
      Shares                             {         5,901,388}   {          805,155}   {       1,298,120}   {         104,573}
      Cost                               {$       83,321,705}   {$      13,681,610}   {$     25,390,681}   {$      1,069,510}
                                         --------------------   -------------------   ------------------   ------------------
   Total Assets                           $      105,043,552     $      15,016,222     $     46,223,746     $      1,165,863

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $              -       $             -       $            -       $            -
                                         --------------------   -------------------   ------------------   ------------------
      Total Net Assets                    $      105,043,552     $      15,016,222     $     46,223,746     $      1,165,863
                                         ====================   ===================   ==================   ==================
                                         ====================   ===================   ==================   ==================
      Units Outstanding                           30,186,745             7,108,285            8,740,707            1,042,730
                                         ====================   ===================   ==================   ==================
      Unit Value
         Corporate Edge                   $             1.61     $            2.18     $           3.66     $            -
         Estate Edge(R)                   $             3.66     $            2.11     $           5.58     $           1.12
         Estate Strategies                $             1.85     $            2.14     $           3.34     $            -
         Executive Benefit                $              -       $            2.18     $           3.42     $            -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $             3.66     $            2.11     $           5.57     $           1.12
         Phoenix Express VUL(SM)          $              -       $             -       $             -      $            -
         The Phoenix Edge(R)              $             3.85     $            2.13     $           5.76     $            -
         The Phoenix Edge(R)--SPVL        $             1.54     $            2.18     $           3.61     $           1.13

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                          PHOENIX-S&P             PHOENIX-S&P         PHOENIX-S&P
                                         DYNAMIC ASSET           DYNAMIC ASSET        DYNAMIC ASSET        PHOENIX-SANFORD
                                       ALLOCATION SERIES:     ALLOCATION SERIES:    ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                            GROWTH                 MODERATE          MODERATE GROWTH        VALUE SERIES
                                      -------------------    -------------------   -------------------   -------------------
Assets:
   Investments at fair value           $       3,793,949      $         359,282     $         962,407     $      38,669,699
      Shares                          {          349,126}    {           34,502}   {           89,765}   {        2,737,887}
      Cost                            {$       3,572,931}    {$         360,939}   {$         915,714}   {$      31,007,244}
                                      -------------------    -------------------   -------------------   -------------------
   Total Assets                        $       3,793,949      $         359,282     $         962,407     $      38,669,699

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $             -        $             -       $             -       $             -
                                      -------------------    -------------------   -------------------   -------------------
      Total Net Assets                 $       3,793,949      $         359,282     $         962,407     $      38,669,699
                                      ===================    ===================   ===================   ===================
                                      ===================    ===================   ===================   ===================
      Units Outstanding                        3,465,059                342,412               890,941            18,879,641
                                      ===================    ===================   ===================   ===================
      Unit Value
         Corporate Edge                $            1.10      $             -       $            1.09    $            2.23
         Estate Edge(R)                $            1.09      $            1.05     $            1.08    $            1.97
         Estate Strategies             $             -        $             -       $             -      $            2.12
         Executive Benefit             $             -        $             -       $             -      $            2.24
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)           $            1.09      $            1.05     $            1.08    $            2.05
         Phoenix Express VUL(SM)       $             -        $             -       $             -      $             -
         The Phoenix Edge(R)           $             -        $             -       $             -      $            2.31
         The Phoenix Edge(R)--SPVL     $            1.10      $             -       $            1.09    $            2.60

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           PIMCO VIT
                                                                                                           COMMODITY
                                         PHOENIX-SANFORD       PHOENIX-VAN         PHOENIX-VAN        REALRETURN STRATEGY
                                         BERNSTEIN SMALL-    KAMPEN COMSTOCK     KAMPEN EQUITY 500    PORTFOLIO - ADVISOR
                                         CAP VALUE SERIES         SERIES           INDEX SERIES              CLASS
                                         ----------------    ----------------    -----------------    -------------------
Assets:
   Investments at fair value              $   24,109,139      $   41,459,860      $    55,894,134      $         344,236
      Shares                             {     1,415,241}    {     3,023,075}    {      4,379,262}    {           30,463}
                                         ----------------    ----------------    -----------------    -------------------
      Cost                               {$   19,923,412}    {$   38,481,670}    {$    55,168,867}    {$         366,075}
                                         ----------------    ----------------    -----------------    -------------------
   Total Assets                           $   24,109,139      $   41,459,860      $    55,894,134      $         344,236

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $          -        $          -        $           -        $             -
                                         ----------------    ----------------    -----------------    -------------------
      Total Net Assets                    $   24,109,139      $   41,459,860      $    55,894,134      $         344,236
                                         ================    ================    =================    ===================
                                         ================    ================    =================    ===================
      Units Outstanding                       10,242,002          22,954,480           37,558,202                360,513
                                         ================    ================    =================    ===================
      Unit Value
         Corporate Edge                   $         2.19      $         1.19      $          1.08      $             -
         Estate Edge(R)                   $         2.24      $         1.87      $          1.52      $            0.95
         Estate Strategies                $         2.11      $         1.24      $          1.17      $             -
         Executive Benefit                $         2.16      $         1.24      $          1.18      $             -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $         2.42      $         1.92      $          1.52      $            0.95
         Phoenix Express VUL(SM)          $          -        $          -        $           -        $             -
         The Phoenix Edge(R)              $         2.10      $         1.86      $          1.48      $             -
         The Phoenix Edge(R)--SPVL        $         2.16      $         1.19      $          1.14      $             -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         RYDEX VARIABLE
                                          PIMCO VIT REAL         PIMCO VIT TOTAL         TRUST INVERSE
                                         RETURN PORTFOLIO -     RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                           ADVISOR CLASS          ADVISOR CLASS             BOND FUND        TRUST NOVA FUND
                                         ------------------     ------------------      ----------------     ----------------
Assets:
   Investments at fair value              $        166,134       $        582,300        $      302,479       $      499,967
      Shares                             {          13,925}     {          57,539}      {        14,035}     {        49,550}
      Cost                               {$        172,881}     {$        582,132}      {$      343,475}     {$      332,848}
                                         ------------------     ------------------      ----------------     ----------------
   Total Assets                           $        166,134       $        582,300        $      302,479       $      499,967

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $            -         $            -          $          -         $          -
                                         ------------------     ------------------      ----------------     ----------------
      Total Net Assets                    $        166,134       $        582,300        $      302,479       $      499,967
                                         ==================     ==================      ================     ================
                                         ==================     ==================      ================     ================
      Units Outstanding                            162,839                561,852               318,712              295,602
                                         ==================     ==================      ================     ================
      Unit Value
         Corporate Edge                   $           1.02       $            -          $         0.97       $         1.74
         Estate Edge(R)                   $           1.02       $           1.04        $         0.94       $         1.69
         Estate Strategies                $            -         $            -          $          -         $          -
         Executive Benefit                $            -         $            -          $          -         $          -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $           1.02       $           1.04        $         0.94       $         1.69
         Phoenix Express VUL(SM)          $            -         $            -          $          -         $          -
         The Phoenix Edge(R)              $            -         $            -          $          -         $          -
         The Phoenix Edge(R)--SPVL        $           1.02       $            -          $         0.97       $          -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                 TEMPLETON
                                         RYDEX VARIABLE     DEVELOPING MARKETS     TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                          TRUST SECTOR       SECURITIES FUND -     SECURITIES FUND -     ASSET ALLOCATION
                                         ROTATION FUND            CLASS 2              CLASS 2            FUND - CLASS 2
                                         --------------     ------------------     -----------------     ----------------
Assets:
   Investments at fair value              $  1,667,775       $      4,576,004       $    25,791,077       $    1,115,004
      Shares                             {     123,814}     {         331,834}     {      1,377,728}     {        51,265}
      Cost                               {$  1,402,574}     {$      2,991,660}     {$    18,454,522}     {$      981,043}
                                         --------------     ------------------     -----------------     ----------------
   Total Assets                           $  1,667,775       $      4,576,004       $    25,791,077       $    1,115,004

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $        -         $            -         $           -         $          -
                                         --------------     ------------------     -----------------     ----------------
      Total Net Assets                    $  1,667,775       $      4,576,004       $    25,791,077       $    1,115,004
                                         ==============     ==================     =================     ================
                                         ==============     ==================     =================     ================
      Units Outstanding                      1,053,409              1,547,869            15,821,267              577,698
                                         ==============     ==================     =================     ================
      Unit Value
         Corporate Edge                   $       1.63       $           2.91       $          1.51       $         1.76
         Estate Edge(R)                   $       1.58       $           2.96       $          1.57       $         1.95
         Estate Strategies                $        -         $            -         $          1.54       $          -
         Executive Benefit                $        -         $            -         $          1.57       $          -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $       1.58       $           2.96       $          1.68       $         1.91
         Phoenix Express VUL(SM)          $        -         $            -         $           -         $          -
         The Phoenix Edge(R)              $        -         $           2.92       $          1.67       $          -
         The Phoenix Edge(R)--SPVL        $       1.63       $           2.91       $          1.51       $         1.65

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                  TEMPLETON GROWTH     VAN KAMPEN UIF                                  WANGER
                                                  SECURITIES FUND -   EQUITY AND INCOME          WANGER          INTERNATIONAL SMALL
                                                       CLASS 2       PORTFOLIO - CLASS II  INTERNATIONAL SELECT          CAP
                                                  -----------------  --------------------  --------------------  -------------------
Assets:
   Investments at fair value                       $    23,091,136    $          241,702    $       14,342,614    $      68,022,181
      Shares                                      {      1,449,538}  {            16,233}  {           538,791}  {        1,628,493}
      Cost                                        {$    16,401,407}  {$          229,068}  {$        8,288,283}  {$      37,061,878}
                                                  -----------------  --------------------  --------------------  -------------------
   Total Assets                                    $    23,091,136    $          241,702    $       14,342,614    $      68,022,181

Liabilities:
   Payable to Phoenix Life Insurance Company       $           -      $              -      $              -      $             -
                                                  -----------------  --------------------  --------------------  -------------------
      Total Net Assets                             $    23,091,136    $          241,702    $       14,342,614    $      68,022,181
                                                  =================  ====================  ====================  ===================
                                                  =================  ====================  ====================  ===================
      Units Outstanding                                 11,184,006               224,305             5,240,451           18,094,108
                                                  =================  ====================  ====================  ===================
      Unit Value
         Corporate Edge                            $          1.64    $             1.08    $             1.73    $            2.10
         Estate Edge(R)                            $          2.15    $             1.08    $             2.61    $            3.89
         Estate Strategies                         $          1.61    $              -      $             2.00    $            2.33
         Executive Benefit                         $           -      $              -      $              -      $            2.38
         Flex Edge, Flex Edge Success(R)
            Individual Edge(R) and Joint Edge(R)   $          2.11    $             1.08    $             3.05    $            3.89
         Phoenix Express VUL(SM)                   $           -      $              -      $              -      $             -
         The Phoenix Edge(R)                       $          1.60    $              -      $             1.34    $            4.01
         The Phoenix Edge(R)--SPVL                 $          1.63    $             1.08    $             1.79    $            2.17

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                      WANGER U.S.
                                                             WANGER SELECT         SMALLER COMPANIES
                                                            ----------------       -----------------
Assets:
   Investments at fair value                                 $   16,533,158         $    85,779,337
      Shares                                                {       632,242}       {      2,359,166}
      Cost                                                  {$   10,991,413}       {$    49,725,333}
                                                            ----------------       -----------------
   Total Assets                                              $   16,533,158         $    85,779,337

Liabilities:
   Payable to Phoenix Life Insurance Company                 $          -           $           -
                                                            ----------------       -----------------
      Total Net Assets                                       $   16,533,158         $    85,779,337
                                                            ================       =================
                                                            ================       =================
      Units Outstanding                                           6,289,319              29,901,301
                                                            ================       =================
      Unit Value
         Corporate Edge                                      $         2.07         $          2.00
         Estate Edge(R)                                      $         2.36         $          2.92
         Estate Strategies                                   $         2.03         $          1.68
         Executive Benefit                                   $         2.16         $          1.72
         Flex Edge, Flex Edge Success(R)
            Individual Edge(R) and Joint Edge(R)             $         2.98         $          2.92
         Phoenix Express VUL(SM)                             $          -           $           -
         The Phoenix Edge(R)                                 $         2.02         $          2.96
         The Phoenix Edge(R)--SPVL                           $         2.08         $          1.99

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2006

                                            AIM V.I. CAPITAL                            AIM V.I. MID CAP      ALGER AMERICAN
                                          APPRECIATION FUND -   AIM V.I. CORE EQUITY   CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                CLASS I            FUND - CLASS I            CLASS I        PORTFOLIO - CLASS O
                                          -------------------   --------------------    -----------------   -------------------
Income:
   Dividends                               $           4,595     $           26,024      $        48,874     $             -
Expenses:
   Mortality and expense fees                         52,743                 18,457               36,126                89,266
   Administrative fees                                   -                      -                     -                    -
                                          -------------------   --------------------    -----------------   -------------------
Net investment income (loss)                         (48,148)                 7,567               12,748               (89,266)
                                          -------------------   --------------------    -----------------   -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                      (1,464)                26,293               23,704               501,029
   Realized gain distributions                           -                      -                520,749                   -
                                          -------------------   --------------------    -----------------   -------------------
   Realized gain (loss)                               (1,464)                26,293              544,453               501,029
                                          -------------------   --------------------    -----------------   -------------------
Change in unrealized appreciation
   (depreciation) during the year                    455,631                363,632              (43,030)            1,810,351
                                          -------------------   --------------------    -----------------   -------------------
Net increase (decrease) in net
   assets from operations                  $         406,019     $          397,492      $       514,171     $       2,222,114
                                          ===================   ====================    =================   ===================

                                                                 ANCHOR SERIES TRUST
                                           ANCHOR SERIES TRUST      GOVERNMENT &        ANCHOR SERIES TRUST  ANCHOR SERIES TRUST
                                          CAPITAL APPRECIATION      QUALITY BOND         GROWTH AND INCOME     GROWTH PORTFOLIO -
                                           PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1    PORTFOLIO - CLASS 1        CLASS 1
                                          --------------------  --------------------    -------------------  --------------------
Income:
   Dividends                               $           4,022     $            15,407      $         1,594     $           14,638
Expenses:
   Mortality and expense fees                          7,875                   1,109                  824                  6,728
   Administrative fees                                 5,294                     772                  503                  4,201
                                          -------------------   ---------------------    -----------------   --------------------
Net investment income (loss)                          (9,147)                 13,526                  267                  3,709
                                          -------------------   ---------------------    -----------------   --------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                      53,121                     196                  (64)                21,525
   Realized gain distributions                         6,120                     -                 30,653                216,040
                                          -------------------   ---------------------    -----------------   --------------------
   Realized gain (loss)                               59,241                     196               30,589                237,565
                                          -------------------   ---------------------    -----------------   --------------------
Change in unrealized appreciation
   (depreciation) during the year                    246,631                  (1,977)              (1,210)                46,260
                                          -------------------   ---------------------    -----------------   --------------------
Net increase (decrease) in net assets
   from operations                         $         296,725     $            11,745      $        29,646     $          287,534
                                          ===================   =====================    =================   ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           ANCHOR SERIES TRUST
                                         ANCHOR SERIES TRUST   ANCHOR SERIES TRUST   ANCHOR SERIES TRUST     STRATEGIC MULTI-
                                             MONEY MARKET          MULTI-ASSET         NATURAL RESOURCES    ASSET PORTFOLIO -
                                          PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1       CLASS 1
                                         --------------------  --------------------  --------------------  -------------------
Income:
   Dividends                             $            22,717   $            48,047   $             6,401   $           25,278
Expenses:
   Mortality and expense fees                          1,632                 7,829                 2,775                4,815
   Administrative fees                                   935                 5,122                 1,511                2,835
                                         --------------------  --------------------  --------------------  -------------------
Net investment income (loss)                          20,150                35,096                 2,115               17,628
                                         --------------------  --------------------  --------------------  -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                         -                 (35,846)               22,356                 (318)
   Realized gain distributions                           -                 248,305                26,460                9,027
                                         --------------------   -------------------   -------------------   ------------------
   Realized gain (loss)                                  -                 212,459                48,816                8,709
                                         --------------------   -------------------   -------------------   ------------------
Change in unrealized appreciation
   (depreciation) during the year                        -                 (44,891)              134,892              145,971
                                         --------------------   -------------------   -------------------   ------------------
Net increase (decrease) in net assets
   from operations                       $            20,150    $          202,664    $          185,823    $         172,308
                                         ====================   ===================   ===================   ==================

                                                                                                              FIDELITY VIP
                                          DWS EQUITY 500     FEDERATED FUND FOR       FEDERATED HIGH          CONTRAFUND(R)
                                         INDEX FUND VIP -     U.S. GOVERNMENT        INCOME BOND FUND      PORTFOLIO - SERVICE
                                             CLASS A           SECURITIES II        II - PRIMARY SHARES           CLASS
                                         ----------------    ------------------     -------------------    -------------------
Income:
   Dividends                             $       352,747     $       1,354,277      $          883,242     $          696,069
Expenses:
   Mortality and expense fees                    165,013               226,039                  88,041                412,899
   Administrative fees                               -                     -                       -                      -
                                         ----------------    ------------------     -------------------    -------------------
Net investment income (loss)                     187,734             1,128,238                 795,201                283,170
                                         ----------------    ------------------     -------------------    -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                  75,481                44,660                  88,675                973,223
   Realized gain distributions                       -                     -                       -                5,331,278
                                         ----------------    ------------------     -------------------    -------------------
   Realized gain (loss)                           75,481                44,660                  88,675              6,304,501
                                         ----------------    ------------------     -------------------    -------------------

Change in unrealized appreciation
   (depreciation) during the year              4,128,019                 4,034                 292,392               (375,622)
                                         ----------------    ------------------     -------------------    -------------------
Net increase (decrease) in net assets
   from operations                       $     4,391,234     $       1,176,932      $        1,176,268     $        6,212,049
                                         ================    ==================     ===================    ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         FIDELITY VIP GROWTH
                                            OPPORTUNITIES       FIDELITY VIP GROWTH    FRANKLIN INCOME       LAZARD RETIREMENT
                                         PORTFOLIO - SERVICE    PORTFOLIO - SERVICE    SECURITIES FUND -    SMALL CAP PORTFOLIO
                                               CLASS                   CLASS               CLASS 2           - SERVICE SHARES
                                         --------------------   -------------------    -----------------    -------------------
Income:
   Dividends                             $            22,127    $           46,751     $         1,526      $              -
Expenses:
   Mortality and expense fees                         28,057               119,665               1,762                  15,646
   Administrative fees                                   -                     -                   -                       -
                                         --------------------   -------------------    ----------------     -------------------
Net investment income (loss)                          (5,930)              (72,914)               (236)                (15,646)
                                         --------------------   -------------------    ----------------     -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                      6,434               138,606                 815                  18,725
   Realized gain distributions                           -                     -                   204                 167,672
                                         --------------------   -------------------    ----------------     -------------------
   Realized gain (loss)                                6,434               138,606               1,019                 186,397
                                         --------------------   -------------------    ----------------     -------------------

Change in unrealized appreciation
   (depreciation) during the year                    242,505               907,750              46,039                 127,892
                                         --------------------   -------------------    ----------------     -------------------
Net increase (decrease) in net assets
   from operations                       $           243,009    $          973,442     $        46,822      $          298,643
                                         ====================   ===================    ================     ===================

                                          LORD ABBETT BOND-      LORD ABBETT GROWTH      LORD ABBETT MID-       MUTUAL SHARES
                                         DEBENTURE PORTFOLIO         AND INCOME        CAP VALUE PORTFOLIO    SECURITIES FUND -
                                             - CLASS VC         PORTFOLIO - CLASS VC       - CLASS VC              CLASS 2
                                         --------------------   --------------------   -------------------  --------------------
Income:
   Dividends                             $           274,855    $           298,194    $           53,121   $           474,523
Expenses:
   Mortality and expense fees                         27,071                160,358                75,213               252,676
   Administrative fees                                   -                      -                     -                     -
                                         --------------------   --------------------   -------------------  --------------------
Net investment income (loss)                         247,784                137,836               (22,092)              221,847
                                         --------------------   --------------------   -------------------  --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                     12,220                 43,482                26,157                37,167
   Realized gain distributions                           -                  799,067               827,692             1,208,487
                                         --------------------   --------------------   -------------------  --------------------
   Realized gain (loss)                               12,220                842,549               853,849             1,245,654
                                         --------------------   --------------------   -------------------  --------------------
Change in unrealized appreciation
   (depreciation) during the year                    119,206              2,457,372               301,016             4,565,742
                                         --------------------   --------------------   -------------------  --------------------
Net increase (decrease) in net assets
   from operations                       $           379,210    $         3,437,757    $        1,132,773   $         6,033,243
                                         ====================   ====================   ===================  ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                           OPPENHEIMER           OPPENHEIMER
                                          NEUBERGER BERMAN       NEUBERGER BERMAN      CAPITAL APPRECIATION   GLOBAL SECURITIES
                                             AMT FASCIANO           AMT GUARDIAN         FUND/VA - SERVICE    FUND/VA - SERVICE
                                         PORTFOLIO - S CLASS    PORTFOLIO - S CLASS           SHARES                SHARES
                                         -------------------    -------------------    -------------------    ------------------
Income:
   Dividends                             $             -        $              588     $              -       $             -
Expenses:
   Mortality and expense fees                            16                    284                  1,204                   959
   Administrative fees                                 -                       -                      -                     -
                                         -------------------    -------------------    -------------------    ------------------
Net investment income (loss)                            (16)                   304                 (1,204)                 (959)
                                         -------------------    -------------------    -------------------    ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                        (2)                     4                     88                   499
   Realized gain distributions                          125                    -                      -                     -
                                         -------------------    -------------------    -------------------    ------------------
   Realized gain (loss)                                 123                      4                     88                   499
                                         -------------------    -------------------    -------------------    ------------------
Change in unrealized appreciation
   (depreciation) during the year                       144                  7,852                 40,955                35,936
                                         -------------------    -------------------    -------------------    ------------------
Net increase (decrease) in net assets
   from operations                       $              251     $            8,160     $           39,839     $          35,476
                                         ===================    ===================    ===================    ==================

                                          OPPENHEIMER MAIN
                                          STREET SMALL CAP
                                         FUND/VA - SERVICE        PHOENIX CAPITAL     PHOENIX GROWTH AND      PHOENIX MID-CAP
                                               SHARES              GROWTH SERIES         INCOME SERIES         GROWTH SERIES
                                         -----------------      ------------------    -------------------    ------------------
Income:
   Dividends                             $            -         $         367,458     $          389,853     $             -
Expenses:
   Mortality and expense fees                         545               1,394,506                252,553               170,396
   Administrative fees                                -                       -                      -                     -
                                         -----------------      ------------------    -------------------    ------------------
Net investment income (loss)                         (545)             (1,027,048)               137,300              (170,396)
                                         -----------------      ------------------    -------------------    ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                      25              (5,630,460)               188,298              (402,923)
   Realized gain distributions                        -                       -                      -                     -
                                         -----------------      ------------------    -------------------    ------------------
   Realized gain (loss)                                25              (5,630,460)               188,298              (402,923)
                                         -----------------      ------------------    -------------------    ------------------
Change in unrealized appreciation
   (depreciation) during the year                  14,882              10,077,759              4,979,906               982,815
                                         -----------------      ------------------    -------------------    ------------------
Net increase (decrease) in net assets
   from operations                       $         14,362       $       3,420,251     $        5,305,504     $         409,496
                                         =================      ==================    ===================    ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                 PHOENIX MULTI-          PHOENIX MULTI-
                                            PHOENIX MONEY         SECTOR FIXED         SECTOR SHORT TERM      PHOENIX STRATEGIC
                                            MARKET SERIES         INCOME SERIES           BOND SERIES         ALLOCATION SERIES
                                         ------------------     ----------------      ------------------     -------------------
Income:
   Dividends                             $       2,635,259      $     4,927,521       $         459,281      $        1,932,678
Expenses:
   Mortality and expense fees                      439,468              603,399                  67,747                 575,871
   Administrative fees                                 -                    -                       -                       -
                                         ------------------     ----------------      ------------------     -------------------
Net investment income (loss)                     2,195,791            4,324,122                 391,534               1,356,807
                                         ------------------     ----------------      ------------------     -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                      -                 50,571                   8,924                 365,145
   Realized gain distributions                         -                    -                       -                 9,056,670
                                         ------------------     ----------------      ------------------     -------------------
   Realized gain (loss)                                -                 50,571                   8,924               9,421,815
                                         ------------------     ----------------      ------------------     -------------------
Change in unrealized appreciation
   (depreciation) during the year                      -                969,384                  82,367              (2,430,779)
                                         ------------------     ----------------      ------------------     -------------------
Net increase (decrease) in net assets
   from operations                       $       2,195,791      $     5,344,077       $         482,825      $        8,347,843
                                         ==================     ================      ==================     ===================

                                                                                                                PHOENIX-S&P
                                                                                        PHOENIX-DUFF &         DYNAMIC ASSET
                                           PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL   PHELPS REAL ESTATE     ALLOCATION SERIES:
                                         INTERNATIONAL SERIES    CAP GROWTH SERIES     SECURITIES SERIES      AGGRESSIVE GROWTH
                                         --------------------   -------------------   ------------------     ------------------
Income:
   Dividends                             $        1,859,364     $            1,613    $         534,474      $          11,447
Expenses:
   Mortality and expense fees                       651,188                 46,753              298,284                  4,085
   Administrative fees                                  -                      -                    -                      -
                                         -------------------    -------------------   ------------------     ------------------
Net investment income (loss)                      1,208,176                (45,140)             236,190                  7,362
                                         -------------------    -------------------   ------------------     ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                   684,999                 34,990              651,402                    738
   Realized gain distributions                          -                      -              3,261,662                    -
                                         -------------------    -------------------   ------------------     ------------------
   Realized gain (loss)                             684,999                 34,990            3,913,064                    738
                                         -------------------    -------------------   ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year                18,100,026              1,015,007            8,418,256                 96,353
                                         -------------------    -------------------   ------------------     ------------------
Net increase (decrease) in net assets
   from operations                       $       19,993,201     $        1,004,857    $      12,567,510      $         104,453
                                         ===================    ===================   ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                            PHOENIX-S&P            PHOENIX-S&P            PHOENIX-S&P
                                           DYNAMIC ASSET           DYNAMIC ASSET         DYNAMIC ASSET         PHOENIX-SANFORD
                                         ALLOCATION SERIES:     ALLOCATION SERIES:    ALLOCATION SERIES:      BERNSTEIN MID-CAP
                                              GROWTH                 MODERATE          MODERATE GROWTH           VALUE SERIES
                                         ------------------     ------------------    ------------------     ------------------
Income:
   Dividends                             $          45,048      $          5,306      $         12,186       $         153,632
Expenses:
   Mortality and expense fees                        8,101                   365                 2,911                 269,435
   Administrative fees                                 -                     -                     -                       -
                                         ------------------     -----------------     -----------------      ------------------
Net investment income (loss)                        36,947                 4,941                 9,275                (115,803)
                                         ------------------     -----------------     -----------------      ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                    2,108                    51                   348                 123,568
   Realized gain distributions                         -                     -                   1,678               4,652,587
                                         ------------------     -----------------     -----------------      ------------------
   Realized gain (loss)                              2,108                    51                 2,026               4,776,155
                                         ------------------     -----------------     -----------------      ------------------
Change in unrealized appreciation
   (depreciation) during the year                  221,019                (1,657)               46,692                 182,043
                                         ------------------     -----------------     -----------------      ------------------
Net increase (decrease) in net assets
   from operations                       $         260,074      $          3,335      $         57,993       $       4,842,395
                                         ==================     =================     =================      ==================

                                                                                                                 PIMCO VIT
                                                                                                                 COMMODITY
                                          PHOENIX-SANFORD          PHOENIX-VAN            PHOENIX-VAN        REALRETURN STRATEGY
                                          BERNSTEIN SMALL-       KAMPEN COMSTOCK       KAMPEN EQUITY 500     PORTFOLIO - ADVISOR
                                          CAP VALUE SERIES           SERIES              INDEX SERIES              CLASS
                                         ------------------     -----------------     ------------------     -------------------
Income:
   Dividends                             $          50,021      $        669,142      $         568,640      $           9,744
Expenses:
   Mortality and expense fees                      166,155               282,000                320,838                    918
   Administrative fees                                 -                     -                      -                      -
                                         ------------------     -----------------     ------------------     ------------------
Net investment income (loss)                      (116,134)              387,142                247,802                  8,826
                                         ------------------     -----------------     ------------------     ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                   79,321               646,856                (93,181)                  (858)
   Realized gain distributions                   3,453,727             6,633,891                    -                    1,119
                                         ------------------     -----------------     ------------------     ------------------
   Realized gain (loss)                          3,533,048             7,280,747                (93,181)                   261
                                         ------------------     -----------------     ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year                  (68,174)             (453,119)             5,304,657                (21,838)
                                         ------------------     -----------------     ------------------     ------------------
Net increase (decrease) in net assets
   from operations                       $       3,348,740      $      7,214,770      $       5,459,278      $         (12,751)
                                         ==================     =================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                       RYDEX VARIABLE
                                           PIMCO VIT REAL         PIMCO VIT TOTAL       TRUST INVERSE
                                         RETURN PORTFOLIO -     RETURN PORTFOLIO -    GOVERNMENT LONG        RYDEX VARIABLE
                                           ADVISOR CLASS           ADVISOR CLASS          BOND FUND          TRUST NOVA FUND
                                         ------------------     ------------------    ----------------      -----------------
Income:
   Dividends                             $            2,318     $           8,313     $        12,617       $          5,903
Expenses:
   Mortality and expense fees                           286                 1,444               2,321                  3,879
   Administrative fees                                  -                     -                   -                      -
                                         -------------------    ------------------    ----------------      -----------------
Net investment income (loss)                          2,032                 6,869              10,296                  2,024
                                         -------------------    ------------------    ----------------      -----------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                       149                    (4)            (17,672)                15,773
   Realized gain distributions                        4,404                 3,049                 -                      -
                                         -------------------    ------------------    ----------------      -----------------
   Realized gain (loss)                               4,553                 3,045             (17,672)                15,773
                                         -------------------    ------------------    ----------------      -----------------
Change in unrealized appreciation
   (depreciation) during the year                    (6,747)                  168              32,924                 64,920
                                         -------------------    ------------------    ----------------      -----------------
Net increase (decrease) in net assets
   from operations                       $             (162)    $          10,082     $        25,548       $         82,717
                                         ===================    ==================    ================      =================

                                                                    TEMPLETON
                                          RYDEX VARIABLE       DEVELOPING MARKETS     TEMPLETON FOREIGN      TEMPLETON GLOBAL
                                           TRUST SECTOR         SECURITIES FUND -      SECURITIES FUND -     ASSET ALLOCATION
                                           ROTATION FUND            CLASS 2                 CLASS 2           FUND - CLASS 2
                                         ----------------     --------------------    ------------------    -----------------
Income:
   Dividends                             $           -        $            31,944     $          290,988    $         73,121
Expenses:
   Mortality and expense fees                     13,665                   23,442                168,480               8,080
   Administrative fees                               -                        -                      -                   -
                                         ----------------     --------------------    -------------------   -----------------
Net investment income (loss)                     (13,665)                   8,502                122,508              65,041
                                         ----------------     --------------------    -------------------   -----------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                105,971                   33,404                152,283               4,466
   Realized gain distributions                    79,258                      -                      -                65,367
                                         ----------------     --------------------    -------------------   -----------------
   Realized gain (loss)                          185,229                   33,404                152,283              69,833
                                         ----------------     --------------------    -------------------   -----------------
Change in unrealized appreciation
   (depreciation) during the year                 11,887                  754,921              4,160,356              55,803
                                         ----------------     --------------------    -------------------   -----------------
Net increase (decrease) in net assets
   from operations                       $       183,451      $           796,827     $        4,435,147    $        190,677
                                         ================     ====================    ===================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         TEMPLETON GROWTH        VAN KAMPEN UIF                                    WANGER
                                         SECURITIES FUND -      EQUITY AND INCOME            WANGER          INTERNATIONAL SMALL
                                               CLASS 2        PORTFOLIO - CLASS II    INTERNATIONAL SELECT          CAP
                                         -----------------    --------------------    --------------------   -------------------
Income:
   Dividends                             $        275,122     $               451     $            35,553    $          334,334
Expenses:
   Mortality and expense fees                     152,233                     396                  94,019               462,863
   Administrative fees                                -                       -                       -                     -
                                         -----------------    --------------------    --------------------   -------------------
Net investment income (loss)                      122,889                      55                 (58,466)             (128,529)
                                         -----------------    --------------------    --------------------   -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                 260,868                       5                 161,504             1,780,194
   Realized gain distributions                    766,471                     857                     -                     -
                                         -----------------    --------------------    --------------------   -------------------
   Realized gain (loss)                         1,027,339                     862                 161,504             1,780,194
                                         -----------------    --------------------    --------------------   -------------------
Change in unrealized appreciation
   (depreciation) during the year               2,905,651                  12,634               3,717,461            17,095,069
                                         -----------------    --------------------    --------------------   -------------------
Net increase (decrease) in net assets
   from operations                       $      4,055,879     $            13,551     $         3,820,499    $       18,746,734
                                         =================    ====================    ====================   ===================


                                                                  WANGER U.S.
                                           WANGER SELECT       SMALLER COMPANIES
                                         -----------------    -------------------
Income:
   Dividends                             $         53,766     $         203,145
Expenses:
   Mortality and expense fees                     100,349               666,396
   Administrative fees                                -                     -
                                         -----------------    ------------------
Net investment income (loss)                      (46,583)             (463,251)
                                         -----------------    ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                  13,584             2,345,210
   Realized gain distributions                    446,411             2,865,552
                                         -----------------    ------------------
   Realized gain (loss)                           459,995             5,210,762
                                         -----------------    ------------------
Change in unrealized appreciation
   (depreciation) during the year               2,110,627             1,237,629
                                         -----------------    ------------------
Net increase (decrease) in net assets
   from operations                       $      2,524,039     $       5,985,140
                                         =================    ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                        AIM V.I. CAPITAL APPRECIATION             AIM V.I. CORE EQUITY
                                                                FUND - CLASS I                        FUND - CLASS I
                                                       --------------------------------      ------------------------------
                                                            2006              2005               2006             2005
                                                            ----              ----               ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $    (48,148)      $    (39,019)      $     7,567      $         -
      Realized gains (losses)                                (1,464)            21,173            26,293                -
      Unrealized appreciation (depreciation)
         during the year                                    455,631            581,532           363,632                -
                                                       -------------      -------------      ------------     --------------
Net increase (decrease) in net assets
   from operations                                          406,019            563,686           397,492                -
                                                       -------------      -------------      ------------     --------------
Contract transactions:
      Payments received from
         contract owners                                  1,319,782          1,152,583           802,399                -
      Transfers between Investment Options
         (including Guaranteed Interest Account), net        51,086          1,104,539         4,541,891                -
      Transfers for contract
         benefits and terminations                         (421,632)          (397,916)         (960,964)               -
      Contract maintenance charges                         (483,070)          (394,412)         (157,444)               -
                                                       -------------      -------------      ------------     --------------
Net increase (decrease) in net assets resulting
   from contract transactions                               466,166          1,464,794         4,225,882                -
                                                       -------------      -------------      ------------     --------------
         Total increase (decrease) in net assets            872,185          2,028,480         4,623,374                -

Net assets at beginning of period                         7,262,062          5,233,582               -                  -
                                                       -------------      -------------      ------------     --------------
Net assets at end of period                            $  8,134,247       $  7,262,062       $ 4,623,374      $         -
                                                       =============      =============      ============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                 AIM V.I. MID CAP CORE EQUITY                 ALGER AMERICAN LEVERAGED ALLCAP
                                                        FUND - CLASS I                               PORTFOLIO - CLASS O
                                                ------------------------------               ---------------------------------
                                                 2006                   2005                    2006                 2005
                                                 ----                   ----                    ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)           $    12,748             $    (8,793)           $    (89,266)        $    (75,059)
      Realized gains (losses)                    544,453                 170,068                 501,029               (9,161)
      Unrealized appreciation
         (depreciation) during the year          (43,030)                192,130               1,810,351            1,526,372
                                             ------------            ------------           -------------        -------------
Net increase (decrease) in net assets
   from operations                               514,171                 353,405               2,222,114            1,442,152
                                             ------------            ------------           -------------        -------------
Contract transactions:
      Payments received from
         contract owners                         527,263                 663,224               1,769,322            1,730,601
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 (329,920)                495,102                (784,319)          (1,452,019)

      Transfers for contract
         benefits and terminations              (388,835)               (626,667)             (2,007,276)            (669,984)
      Contract maintenance charges              (239,644)               (263,207)               (682,199)            (730,961)
                                             ------------            ------------           -------------        -------------
Net increase (decrease) in net assets
   resulting from contract transactions         (431,136)                268,452              (1,704,472)          (1,122,363)
                                             ------------            ------------           -------------        -------------
         Total increase (decrease) in net
            assets                                83,035                 621,857                 517,642              319,789

Net assets at beginning of period              5,136,391               4,514,534              12,855,855           12,536,066
                                             ------------            ------------           -------------        -------------
Net assets at end of period                  $ 5,219,426             $ 5,136,391            $ 13,373,497         $ 12,855,855
                                             ============            ============           =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                            ANCHOR SERIES TRUST CAPITAL APPRECIATION      ANCHOR SERIES TRUST GOVERNMENT & QUALITY
                                                      PORTFOLIO - CLASS 1                         BOND PORTFOLIO - CLASS 1
                                           ------------------------------------------    ------------------------------------------
                                                   2006                   2005                  2006                 2005
                                                   ----                   ----                  ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (9,147)           $    (4,345)            $  13,526           $  14,479
      Realized gains (losses)                       59,241                 13,426                   196              17,978
      Unrealized appreciation
         (depreciation) during the year            246,631                298,518                (1,977)            (20,091)
                                               ------------           ------------            ----------          ----------
Net increase (decrease) in net assets
   from operations                                 296,725                307,599                11,745              12,366
                                               ------------           ------------            ----------          ----------
Contract transactions:
      Payments received from
         contract owners                             1,699                  2,141                   429                 503
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                    (55,467)               (16,401)                1,335             (33,017)
      Transfers for contract
         benefits and terminations                (270,788)              (246,431)                 (900)           (303,573)
      Contract maintenance charges                 (24,917)               (25,858)               (8,726)             (8,487)
                                               ------------           ------------            ----------          ----------
Net increase (decrease) in net assets
   resulting from contract transactions           (349,473)              (286,549)               (7,862)           (344,574)
                                               ------------           ------------            ----------          ----------
         Total increase (decrease) in
            net assets                             (52,748)                21,050                 3,883            (332,208)
Net assets at beginning of period                2,987,618              2,966,568               422,024             754,232
                                               ------------           ------------            ----------          ----------
Net assets at end of period                    $ 2,934,870            $ 2,987,618             $ 425,907           $ 422,024
                                               ============           ============            ==========          ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               ANCHOR SERIES TRUST GROWTH AND INCOME                ANCHOR SERIES TRUST GROWTH
                                                       PORTFOLIO - CLASS 1                             PORTFOLIO - CLASS 1
                                              --------------------------------------          --------------------------------------
                                                 2006                      2005                  2006                    2005
                                                 ----                      ----                  ----                    ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $     267                  $   1,593            $     3,709            $    11,496
      Realized gains (losses)                    30,589                     (3,267)               237,565                103,156
      Unrealized appreciation
         (depreciation) during the year          (1,210)                    14,046                 46,260                 43,578
                                              ----------                 ----------           ------------           ------------
Net increase (decrease) in net assets
   from operations                               29,646                     12,372                287,534                158,230
                                              ----------                 ----------           ------------           ------------
Contract transactions:
      Payments received from
         contract owners                            428                        503                    694                  1,020
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            7,256                       (199)               (54,835)               (23,853)
      Transfers for contract
         benefits and terminations                 (155)                   (90,609)              (196,761)              (292,051)
      Contract maintenance charges               (3,883)                    (4,157)               (23,676)               (26,035)
                                              ----------                 ----------           ------------           ------------
Net increase (decrease) in net assets
   resulting from contract transactions           3,646                    (94,462)              (274,578)              (340,919)
                                              ----------                 ----------           ------------           ------------
         Total increase (decrease) in
            net assets                           33,292                    (82,090)                12,956               (182,689)
Net assets at beginning of period               275,475                    357,565              2,424,601              2,607,290
                                              ----------                 ----------           ------------           ------------
Net assets at end of period                   $ 308,767                  $ 275,475            $ 2,437,557            $ 2,424,601
                                              ==========                 ==========           ============           ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               ANCHOR SERIES TRUST MONEY MARKET               ANCHOR SERIES TRUST MULTI-ASSET
                                                       PORTFOLIO - CLASS 1                        PORTFOLIO - CLASS 1
                                              ----------------------------------             ----------------------------------
                                                 2006                      2005                2006                     2005
                                                 ----                      ----                ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $  20,150                 $   9,566           $    35,096              $    40,903
      Realized gains (losses)                       -                         -                 212,459                   62,943
      Unrealized appreciation
         (depreciation) during the year             -                         -                 (44,891)                 (10,225)
                                              ----------                ----------          ------------             ------------
Net increase (decrease) in net assets
   from operations                               20,150                     9,566               202,664                   93,621
                                              ----------                ----------          ------------             ------------
Contract transactions:
      Payments received from
         contract owners                         20,773                       363                11,217                    5,043
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                          160,247                   (16,938)                  -                        -
      Transfers for contract
         benefits and terminations                  -                         (18)              (91,072)                (132,526)
      Contract maintenance charges              (15,299)                  (14,522)              (20,610)                 (19,460)
                                              ----------                ----------          ------------             ------------
Net increase (decrease) in net assets
   resulting from contract transactions         165,721                   (31,115)             (100,465)                (146,943)
                                              ----------                ----------          ------------             ------------
         Total increase (decrease) in net
            assets                              185,871                   (21,549)              102,199                  (53,322)
Net assets at beginning of period               527,426                   548,975             2,864,220                2,917,542
                                              ----------                ----------          ------------             ------------
Net assets at end of period                   $ 713,297                 $ 527,426           $ 2,966,419              $ 2,864,220
                                              ==========                ==========          ============             ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 ANCHOR SERIES TRUST NATURAL RESOURCES          ANCHOR SERIES TRUST STRATEGIC
                                                         PORTFOLIO - CLASS 1                   MULTI-ASSET PORTFOLIO - CLASS 1
                                                ---------------------------------------        -------------------------------
                                                     2006                     2005            2006                     2005
                                                     ----                     ----            ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $   2,115                $     214       $    17,628              $     3,959
      Realized gains (losses)                        48,816                   52,272             8,709                  (18,649)
      Unrealized appreciation (depreciation)
         during the year                            134,892                  188,271           145,971                  148,244
                                                  ----------               ----------      ------------             ------------
Net increase (decrease) in net assets
   from operations                                  185,823                  240,757           172,308                  133,554
                                                  ----------               ----------      ------------              -----------
Contract transactions:
      Payments received from
         contract owners                              2,372                    1,939             8,536                   17,875
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              (56,956)                  57,491            (1,650)                  32,568
      Transfers for contract
         benefits and terminations                   (9,255)                 (23,284)         (127,735)                (130,255)
      Contract maintenance charges                   (5,556)                  (4,017)          (18,701)                 (20,215)
                                                  ----------               ----------      ------------             ------------
Net increase (decrease) in net assets
   resulting from contract transactions             (69,395)                  32,129          (139,550)                (100,027)
                                                  ----------               ----------      ------------             ------------
         Total increase (decrease)
            in net assets                           116,428                  272,886            32,758                   33,527

Net assets at beginning of period                   796,132                  523,246         1,643,738                1,610,211
                                                  ----------               ----------      ------------             ------------
Net assets at end of period                       $ 912,560                $ 796,132       $ 1,676,496              $ 1,643,738
                                                  ==========               ==========      ============             ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                              FEDERATED FUND FOR U.S. GOVERNMENT
                                              DWS EQUITY 500 INDEX FUND VIP - CLASS A                      SECURITIES II
                                             -----------------------------------------        ------------------------------------
                                                   2006                      2005                 2006                   2005
                                                   ----                      ----                 ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    187,734              $    207,561         $  1,128,238           $    890,676
      Realized gains (losses)                        75,481                    76,028               44,660                    606
      Unrealized appreciation
         (depreciation) during the year           4,128,019                   728,054                4,034               (473,487)
                                               -------------             -------------        -------------          -------------

Net increase (decrease) in net assets
   from operations                                4,391,234                 1,011,643            1,176,932                417,795
                                               -------------             -------------        -------------          -------------
Contract transactions:
   Payments received from
      contract owners                             6,386,515                10,240,501            5,359,380              4,645,554
   Transfers between Investment Options
      (including Guaranteed Interest
      Account), net                               1,359,987                 2,053,342           (1,929,140)             7,185,595
   Transfers for contract
      benefits and terminations                  (1,633,638)               (1,165,616)          (2,719,558)            (1,876,019)
   Contract maintenance charges                  (1,189,211)                 (978,147)          (1,911,368)            (1,709,071)
                                               -------------             -------------        -------------          -------------
Net increase (decrease) in net assets
   resulting from contract transactions           4,923,653                10,150,080           (1,200,686)             8,246,059
                                               -------------             -------------        -------------          -------------
         Total increase (decrease)
            in net assets                         9,314,887                11,161,723              (23,754)             8,663,854
Net assets at beginning of period                29,128,608                17,966,885           35,455,975             26,792,121
                                               -------------             -------------        -------------          -------------
Net assets at end of period                    $ 38,443,495              $ 29,128,608         $ 35,432,221           $ 35,455,975
                                               =============             =============        =============          =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -            FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                        PRIMARY SHARES                                    SERVICE CLASS
                                            -----------------------------------------        --------------------------------------
                                                  2006                       2005                 2006                  2005
                                                  ----                       ----                 ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $    795,201               $    836,994         $    283,170          $   (228,796)
      Realized gains (losses)                       88,675                    (30,091)           6,304,501             1,538,352
      Unrealized appreciation
         (depreciation) during the year            292,392                   (645,404)            (375,622)            6,373,123
                                              -------------              -------------        -------------         -------------
Net increase (decrease) in net assets
   from operations                               1,176,268                    161,499            6,212,049             7,682,679
                                              -------------              -------------        -------------         -------------
Contract transactions:
      Payments received from
         contract owners                           959,171                  1,713,444            5,389,919             4,682,639
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  1,159,153                    (75,031)           7,331,448             7,711,176
      Transfers for contract
         benefits and terminations                (852,183)                  (641,034)          (3,006,727)           (3,158,270)
      Contract maintenance charges                (607,887)                  (608,428)          (2,618,927)           (2,056,312)
                                              -------------              -------------        -------------         -------------
Net increase (decrease) in net assets
   resulting from contract transactions            658,254                    388,951            7,095,713             7,179,233
                                              -------------              -------------        -------------         -------------
         Total increase (decrease) in
            net assets                           1,834,522                    550,450           13,307,762            14,861,912

Net assets at beginning of period               12,943,220                 12,392,770           54,364,619            39,502,707
                                              -------------              -------------        -------------         -------------
Net assets at end of period                   $ 14,777,742               $ 12,943,220         $ 67,672,381          $ 54,364,619
                                              =============              =============        =============         =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES                 FIDELITY VIP GROWTH
                                                  PORTFOLIO - SERVICE CLASS                  PORTFOLIO - SERVICE CLASS
                                              ---------------------------------          ---------------------------------
                                                 2006                  2005                  2006                  2005
                                                 ----                  ----                  ----                  ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $   (5,930)           $    1,493           $   (72,914)          $   (50,721)
     Realized gains (losses)                       6,434                12,837               138,606               122,607
     Unrealized appreciation
        (depreciation) during the year           242,505               246,981               907,750               642,307
                                              ----------            ----------           -----------           -----------
Net increase (decrease) in net assets
  from operations                                243,009               261,311               973,442               714,193
                                              ----------            ----------           -----------           -----------
Contract transactions:
     Payments received from
        contract owners                          912,264               523,877             1,885,293             2,760,229
     Transfers between Investment Options
        (including Guaranteed
        Interest Account), net                   823,464               613,931              (869,510)           (3,415,852)
     Transfers for contract
        benefits and terminations               (273,065)             (239,915)             (920,126)           (1,051,878)
     Contract maintenance charges               (304,252)             (216,492)             (945,342)           (1,012,167)
                                              ----------            ----------           -----------           -----------
Net increase (decrease) in net assets
  resulting from contract transactions         1,158,411               681,401              (849,685)           (2,719,668)
                                              ----------            ----------           -----------           -----------
        Total increase (decrease)
           in net assets                       1,401,420               942,712               123,757            (2,005,475)

Net assets at beginning of period              3,630,556             2,687,844            16,886,448            18,891,923
                                              ----------            ----------           -----------           -----------
Net assets at end of period                   $5,031,976            $3,630,556           $17,010,205           $16,886,448
                                              ==========            ==========           ===========           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FRANKLIN INCOME SECURITIES                LAZARD RETIREMENT SMALL CAP
                                                       FUND - CLASS 2                       PORTFOLIO - SERVICE SHARES
                                              ---------------------------------          --------------------------------
                                                 2006                  2005                  2006                 2005
                                                 ----                  ----                  ----                 ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $   (236)             $         -          $  (15,646)          $    (8,503)
     Realized gains (losses)                     1,019                        -             186,397               125,821
     Unrealized appreciation
       (depreciation) during the year           46,039                        -             127,892                49,130
                                              --------              -----------          ----------           -----------
Net increase (decrease) in net assets
  from operations                               46,822                        -             298,643               166,448
                                              --------              -----------          ----------           -----------
Contract transactions:
     Payments received from
        contract owners                         55,355                        -             286,693               171,134
     Transfers between Investment Options
        (including Guaranteed
           Interest Account), net              809,470                        -             (18,214)            1,849,961
     Transfers for contract
        benefits and terminations              (49,545)                       -            (212,360)             (109,123)
     Contract maintenance charges              (28,813)                       -            (143,963)              (66,281)
                                              --------              -----------          ----------           -----------
Net increase (decrease) in net assets
  resulting from contract transactions         786,467                        -             (87,844)            1,845,691
                                              --------              -----------          ----------           -----------
        Total increase (decrease)
           in net assets                       833,289                        -             210,799             2,012,139

Net assets at beginning of period                    -                        -           2,012,139                     -
                                              --------              -----------          ----------           -----------
Net assets at end of period                   $833,289              $         -          $2,222,938            $2,012,139
                                              ========              ===========          ==========           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              LORD ABBETT BOND-DEBENTURE      LORD ABBETT GROWTH AND INCOME
                                                 PORTFOLIO - CLASS VC              PORTFOLIO - CLASS VC
                                              --------------------------      -----------------------------
                                                  2006           2005             2006              2005
                                                  ----           ----             ----              ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $  247,784      $  186,060      $   137,836       $   113,697
     Realized gains (losses)                      12,220          63,517          842,549         1,171,996
     Unrealized appreciation
        (depreciation) during the year           119,206         (49,815)       2,457,372          (157,637)
                                              ----------      ----------      -----------       -----------
Net increase (decrease) in net assets
  from operations                                379,210         199,762        3,437,757         1,128,056
                                              ----------      ----------      -----------       -----------
Contract transactions:
     Payments received from
        contract owners                          582,540         345,349        2,456,856         2,520,667
     Transfers between Investment Options
        (including Guaranteed
           Interest Account), net                225,299       4,090,542        1,636,281        17,484,446
     Transfers for contract
        benefits and terminations               (324,073)       (258,531)      (1,264,849)         (559,103)
     Contract maintenance charges               (278,502)       (155,814)      (1,109,672)         (555,236)
                                              ----------      ----------      -----------       -----------
Net increase (decrease) in net assets
  resulting from contract transactions           205,264       4,021,546        1,718,616        18,890,774
                                              ----------      ----------      -----------       -----------
        Total increase (decrease)
           in net assets                         584,474       4,221,308        5,156,373        20,018,830

Net assets at beginning of period              4,221,308               -       20,018,830                 -
                                              ----------      ----------      -----------       -----------
Net assets at end of period                   $4,805,782      $4,221,308      $25,175,203       $20,018,830
                                              ==========      ==========      ===========       ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                   LORD ABBETT MID-CAP VALUE     MUTUAL SHARES SECURITIES
                                                      PORTFOLIO - CLASS VC             FUND - CLASS 2
                                                   -------------------------     ----------------------------
                                                       2006           2005          2006             2005
                                                       ----           ----          ----             ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                  $   (22,092)   $     (848)    $   221,847      $    29,063
     Realized gains (losses)                           853,849       564,260       1,245,654           75,490
     Unrealized appreciation
        (depreciation) during the year                 301,016       396,048       4,565,742        2,080,109
                                                   -----------    ----------     -----------      -----------
Net increase (decrease) in net assets
  from operations                                    1,132,773       959,460       6,033,243        2,184,662
                                                   -----------    ----------     -----------      -----------
Contract transactions:
     Payments received from
        contract owners                              1,002,645       771,368       2,875,837        2,252,280
     Transfers between Investment Options
        (including Guaranteed
        Interest Account), net                         491,898     8,809,002       4,176,259       16,992,818
     Transfers for contract
        benefits and terminations                     (744,884)     (520,768)     (1,344,758)      (1,778,585)
     Contract maintenance charges                     (555,543)     (297,318)     (1,454,008)      (1,072,093)
                                                   -----------    ----------     -----------      -----------
Net increase (decrease) in net assets
  resulting from contract transactions                 194,116     8,762,284       4,253,330       16,394,420
                                                   -----------    ----------     -----------      -----------
        Total increase (decrease)
           in net assets                             1,326,889     9,721,744      10,286,573       18,579,082

Net assets at beginning of period                    9,721,744             -      32,504,586       13,925,504
                                                   -----------    ----------     -----------      -----------
Net assets at end of period                        $11,048,633    $9,721,744     $42,791,159      $32,504,586
                                                   ===========    ==========     ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                              NEUBERGER BERMAN AMT FASCIANO      NEUBERGER BERMAN AMT GUARDIAN
                                                                   PORTFOLIO - S CLASS                PORTFOLIO - S CLASS
                                                              -----------------------------      -----------------------------
                                                                2006                 2005            2006               2005
                                                                ----                 ----            ----               ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                             $   (16)             $      -        $    304           $      -
     Realized gains (losses)                                      123                     -               4                  -
     Unrealized appreciation (depreciation)
        during the year                                           144                     -           7,852                  -
                                                              -------              --------        --------           --------
Net increase (decrease) in net assets
  from operations                                                 251                     -           8,160                  -
                                                              -------              --------        --------           --------
Contract transactions:
     Payments received from
        contract owners                                           588                     -           5,982                  -
     Transfers between Investment Options
        (including Guaranteed Interest Account), net            6,044                     -          96,049                  -
     Transfers for contract
        benefits and terminations                              (1,395)                    -          (1,335)                 -
     Contract maintenance charges                                (328)                    -          (1,483)                 -
                                                              -------              --------        --------           --------
Net increase (decrease) in net assets resulting
  from contract transactions                                    4,909                     -          99,213                  -
                                                              -------              --------        --------           --------
        Total increase (decrease) in net assets                 5,160                     -         107,373                  -

Net assets at beginning of period                                   -                     -               -                  -
                                                              -------              --------        --------           --------
Net assets at end of period                                   $ 5,160              $      -        $107,373           $      -
                                                              =======              ========        ========           ========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                              OPPENHEIMER CAPITAL APPRECIATION    OPPENHEIMER GLOBAL SECURITIES
                                                                  FUND/VA - SERVICE SHARES          FUND/VA - SERVICE SHARES
                                                              --------------------------------    -----------------------------
                                                                2006              2005              2006                 2005
                                                                ----              ----              ----                 ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                             $ (1,204)         $      -          $   (959)            $      -
     Realized gains (losses)                                        88                 -               499                    -
     Unrealized appreciation (depreciation)
        during the year                                         40,955                 -            35,936                    -
                                                              --------          --------          --------             --------
Net increase (decrease) in net assets
  from operations                                               39,839                 -            35,476                    -
                                                              --------          --------          --------             --------
Contract transactions:
     Payments received from
        contract owners                                         57,983                 -            31,795                    -
     Transfers between Investment Options
        (including Guaranteed Interest Account), net           358,132                 -           412,560                    -
     Transfers for contract
        benefits and terminations                                 (115)                -            (6,984)                   -
     Contract maintenance charges                               (5,050)                -            (7,848)                   -
                                                              --------          --------          --------             --------
Net increase (decrease) in net assets resulting
  from contract transactions                                   410,950                 -           429,523                    -
                                                              --------          --------          --------             --------
        Total increase (decrease) in net assets                450,789                 -           464,999                    -

Net assets at beginning of period                                    -                 -                 -                    -
                                                              --------          --------          --------             --------
Net assets at end of period                                   $450,789          $      -          $464,999             $      -
                                                              ========          ========          ========             ========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                              OPPENHEIMER MAIN STREET SMALL
                                                              CAP FUND/VA - SERVICE SHARES         PHOENIX CAPITAL GROWTH SERIES
                                                              -----------------------------        -----------------------------
                                                                2006                 2005              2006              2005
                                                                ----                 ----              ----              ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                             $   (545)            $      -        $ (1,027,048)     $ (1,388,227)
     Realized gains (losses)                                        25                    -          (5,630,460)       (8,916,627)
     Unrealized appreciation (depreciation)
        during the year                                         14,882                    -          10,077,759        14,894,120
                                                              --------             --------        ------------      ------------
Net increase (decrease) in net assets
  from operations                                               14,362                    -           3,420,251         4,589,266
                                                              --------             --------        ------------      ------------
Contract transactions:
     Payments received from
        contract owners                                         19,949                    -          21,686,676        25,131,195
     Transfers between Investment Options
        (including Guaranteed Interest Account), net           249,777                    -           5,743,369       (17,020,634)
     Transfers for contract
        benefits and terminations                                 (594)                   -         (17,357,094)      (17,686,395)
     Contract maintenance charges                               (4,051)                   -         (13,710,777)      (16,101,944)
                                                              --------             --------        ------------      ------------
Net increase (decrease) in net assets resulting
  from contract transactions                                   265,081                    -          (3,637,826)      (25,677,778)
                                                              --------             --------        ------------      ------------
        Total increase (decrease) in net assets                279,443                    -            (217,575)      (21,088,512)

Net assets at beginning of period                                    -                    -         186,645,782       207,734,294
                                                              --------             --------        ------------      ------------
Net assets at end of period                                   $279,443             $      -        $186,428,207      $186,645,782
                                                              ========             ========        ============      ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                   PHOENIX GROWTH AND                     PHOENIX MID-CAP
                                                                     INCOME SERIES                         GROWTH SERIES
                                                           ----------------------------------       ---------------------------
                                                             2006                     2005             2006             2005
                                                             ----                     ----             ----             ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                         $   137,300             $    96,093      $  (170,396)     $  (152,123)
     Realized gains (losses)                                  188,298                 218,672         (402,923)        (418,828)
     Unrealized appreciation (depreciation)
        during the year                                     4,979,906               1,039,293          982,815        1,153,950
                                                          -----------             -----------      -----------      -----------
Net increase (decrease) in net assets
  from operations                                           5,305,504               1,354,058          409,496          582,999
                                                          -----------             -----------      -----------      -----------
Contract transactions:
     Payments received from
        contract owners                                     3,777,431               4,152,838        2,716,144        2,620,200
     Transfers between Investment Options
        (including Guaranteed Interest Account), net        1,640,809              (2,808,007)      19,218,689       (4,611,652)
     Transfers for contract
        benefits and terminations                          (2,116,669)             (1,911,353)      (1,801,609)      (1,202,674)
     Contract maintenance charges                          (2,039,828)             (2,070,143)      (1,325,429)      (1,224,199)
                                                          -----------             -----------      -----------      -----------
Net increase (decrease) in net assets resulting
  from contract transactions                                1,261,743              (2,636,665)      18,807,795       (4,418,325)
                                                          -----------             -----------      -----------      -----------
        Total increase (decrease) in net assets             6,567,247              (1,282,607)      19,217,291       (3,835,326)

Net assets at beginning of period                          32,166,663              33,449,270       18,486,436       22,321,762
                                                          -----------             -----------      -----------      -----------
Net assets at end of period                               $38,733,910             $32,166,663      $37,703,727      $18,486,436
                                                          ===========             ===========      ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX MONEY MARKET SERIES           PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                               ---------------------------------      --------------------------------------------
                                                    2006              2005                   2006                       2005
                                                    ----              ----                   ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $   2,195,791      $   1,130,871         $   4,324,122               $   3,259,343
      Realized gains (losses)                            -                  -                  50,571                        (302)
      Unrealized appreciation (depreciation)
         during the year                                 -                  -                 969,384                  (2,388,744)
                                               -------------      -------------         -------------               -------------
Net increase (decrease) in net assets
   from operations                                 2,195,791          1,130,871             5,344,077                     870,297
                                               -------------      -------------         -------------               -------------

Contract transactions:
      Payments received from
         contract owners                          16,419,465         16,311,665             5,737,457                   6,096,060
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                             5,873,224         (7,970,640)            9,077,906                   4,390,007
      Transfers for contract
         benefits and terminations               (16,775,408)        (9,032,489)           (3,957,426)                 (3,841,341)
      Contract maintenance charges                (6,209,205)        (6,088,120)           (3,876,158)                 (3,873,803)
                                               -------------      -------------         -------------               -------------

Net increase (decrease) in net assets
   resulting from contract transactions             (691,924)        (6,779,584)            6,981,779                   2,770,923
                                               -------------      -------------         -------------               -------------

         Total increase (decrease) in
            net assets                             1,503,867         (5,648,713)           12,325,856                   3,641,220

Net assets at beginning of period                 58,629,610         64,278,323            81,240,363                  77,599,143
                                               -------------      -------------         -------------               -------------
Net assets at end of period                    $  60,133,477      $  58,629,610         $  93,566,219               $  81,240,363
                                               =============      =============         =============               =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   PHOENIX MULTI-SECTOR SHORT
                                                       TERM BOND SERIES                     PHOENIX STRATEGIC ALLOCATION SERIES
                                               ---------------------------------        ------------------------------------------
                                                    2006               2005                 2006                        2005
                                                    ----               ----                 ----                        ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     391,534      $     222,322         $   1,356,807              $    1,218,861
      Realized gains (losses)                          8,924             (2,890)            9,421,815                   2,194,265
      Unrealized appreciation (depreciation)
         during the year                              82,367           (148,536)           (2,430,779)                 (2,728,483)
                                               -------------      -------------         -------------              --------------

Net increase (decrease) in net assets
   from operations                                   482,825             70,896             8,347,843                     684,643
                                               -------------      -------------         -------------              --------------

Contract transactions:
      Payments received from
         contract owners                             818,898            728,934             6,755,534                   7,309,642
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                               137,036          5,671,636            (4,322,479)                 (4,424,111)
      Transfers for contract
         benefits and terminations                  (519,405)          (311,426)           (7,450,275)                 (8,846,761)
      Contract maintenance charges                  (359,661)          (277,803)           (4,481,583)                 (4,984,870)
                                               -------------      -------------         -------------              --------------

Net increase (decrease) in net assets
   resulting from contract transactions               76,868          5,811,341            (9,498,803)                (10,946,100)
                                               -------------      -------------         -------------              --------------

         Total increase (decrease) in
            net assets                               559,693          5,882,237            (1,150,960)                (10,261,457)

Net assets at beginning of period                  9,460,941          3,578,704            76,319,583                  86,581,040
                                               -------------      -------------         -------------              --------------
Net assets at end of period                    $  10,020,634      $   9,460,941         $  75,168,623              $   76,319,583
                                               =============      =============         =============              ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX-ABERDEEN INTERNATIONAL
                                                           SERIES                          PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                                               ---------------------------------        ------------------------------------------
                                                     2006             2005                  2006                       2005
                                                     ----             ----                  ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    1,208,176     $   2,365,178          $     (45,140)             $     (20,941)
      Realized gains (losses)                         684,999          (165,916)                34,990                    296,352
      Unrealized appreciation (depreciation)
         during the year                           18,100,026         9,064,538              1,015,007                    156,111
                                               --------------     -------------          -------------              -------------

Net increase (decrease) in net assets
   from operations                                 19,993,201        11,263,800              1,004,857                    431,522
                                               --------------     -------------          -------------              -------------

Contract transactions:
      Payments received from
         contract owners                            6,181,809         6,268,971                910,018                    539,127
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                             15,588,370         2,741,501             10,935,619                    115,431
      Transfers for contract
         benefits and terminations                 (7,028,001)       (5,575,741)              (812,365)                  (142,427)
      Contract maintenance charges                 (4,407,684)       (3,908,344)              (350,522)                  (193,133)
                                               --------------     -------------          -------------              -------------

Net increase (decrease) in net assets
   resulting from contract transactions            10,334,494          (473,613)            10,682,750                    318,998
                                               --------------     -------------          -------------              -------------

         Total increase (decrease) in
            net assets                             30,327,695        10,790,187             11,687,607                    750,520

Net assets at beginning of period                  74,715,857        63,925,670              3,328,615                  2,578,095
                                               --------------     -------------          -------------              -------------
Net assets at end of period                    $  105,043,552     $  74,715,857          $  15,016,222              $   3,328,615
                                               ==============     =============          =============              =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-DUFF & PHELPS REAL              PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                   ESTATE SECURITIES SERIES                   SERIES: AGGRESSIVE GROWTH
                                               ---------------------------------        ------------------------------------------
                                                     2006             2005                  2006                       2005
                                                     ----             ----                  ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $      236,190     $     332,809          $      7,362               $         -
      Realized gains (losses)                       3,913,064         2,262,379                   738                         -
      Unrealized appreciation (depreciation)
         during the year                            8,418,256         1,894,594                96,353                         -
                                               --------------     -------------          ------------               -------------

Net increase (decrease) in net assets
   from operations                                 12,567,510         4,489,782               104,453                         -
                                               --------------     -------------          ------------               -------------

Contract transactions:
      Payments received from
         contract owners                            3,324,341         3,148,914               144,614                         -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                732,150           427,494               956,554                         -
      Transfers for contract
         benefits and terminations                 (4,181,326)       (2,465,042)               (1,015)                        -
      Contract maintenance charges                 (1,978,486)       (1,640,678)              (38,743)                        -
                                               --------------     -------------          ------------               -------------

Net increase (decrease) in net assets
   resulting from contract transactions            (2,103,321)         (529,312)            1,061,410                         -
                                               --------------     -------------          ------------               -------------

         Total increase (decrease) in
            net assets                             10,464,189         3,960,470             1,165,863                         -

Net assets at beginning of period                  35,759,557        31,799,087                 -                             -
                                               --------------     -------------          ------------               -------------
Net assets at end of period                    $   46,223,746     $  35,759,557          $  1,165,863               $         -
                                               ==============     =============          ============               =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET                PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ALLOCATION SERIES: GROWTH                          SERIES: MODERATE
                                               ---------------------------------        ------------------------------------------
                                                     2006             2005                  2006                       2005
                                                     ----             ----                  ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     36,947       $     -                $     4,941                $     -
      Realized gains (losses)                         2,108             -                         51                      -
      Unrealized appreciation (depreciation)
         during the year                            221,019             -                     (1,657)                     -
                                               ------------       ----------             -----------                ---------

Net increase (decrease) in net assets
   from operations                                  260,074             -                      3,335                      -
                                               ------------       ----------             -----------                ---------

Contract transactions:
      Payments received from
         contract owners                            379,561             -                     29,919                      -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            3,303,756             -                    334,100                      -
      Transfers for contract
         benefits and terminations                  (51,910)            -                        -                        -
      Contract maintenance charges                  (97,532)            -                     (8,072)                     -
                                               ------------       ----------             -----------                ---------

Net increase (decrease) in net assets
   resulting from contract transactions           3,533,875             -                    355,947                      -
                                               ------------       ----------             -----------                ---------

         Total increase (decrease) in
            net assets                            3,793,949             -                    359,282                      -

Net assets at beginning of period                       -               -                        -                        -
                                               ------------       ----------             -----------                ---------
Net assets at end of period                    $  3,793,949       $     -                $   359,282                $     -
                                               ============       ==========             ===========                =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET                    PHOENIX-SANFORD BERNSTEIN MID-CAP
                                               ALLOCATION SERIES: MODERATE GROWTH                       VALUE SERIES
                                               -----------------------------------        -----------------------------------------
                                                   2006              2005                    2006                       2005
                                                   ----              ----                    ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $      9,275         $       -            $    (115,803)             $    (209,508)
      Realized gains (losses)                         2,026                 -                4,776,155                  2,899,145
      Unrealized appreciation (depreciation)
         during the year                             46,692                 -                  182,043                   (468,223)
                                               ------------         -----------          -------------              -------------

Net increase (decrease) in net assets
   from operations                                   57,993                 -                4,842,395                  2,221,414
                                               ------------         -----------          -------------              -------------

Contract transactions:
      Payments received from
         contract owners                            169,923                 -                3,178,393                  3,397,294
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              840,736                 -                  744,259                    309,384
      Transfers for contract
         benefits and terminations                  (85,425)                -               (2,694,438)                (2,713,011)
      Contract maintenance charges                  (20,820)                -               (1,822,481)                (1,862,977)
                                               ------------         -----------          -------------              -------------

Net increase (decrease) in net assets
   resulting from contract transactions             904,414                 -                 (594,267)                  (869,310)
                                               ------------         -----------          -------------              -------------

         Total increase (decrease) in
            net assets                              962,407                 -                4,248,128                  1,352,104

Net assets at beginning of period                       -                   -               34,421,571                 33,069,467
                                               ------------         -----------          -------------              -------------
Net assets at end of period                    $    962,407         $       -            $  38,669,699              $  34,421,571
                                               ============         ===========          =============              =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                    PHOENIX-SANFORD BERNSTEIN
                                                     SMALL-CAP VALUE SERIES                 PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                               -----------------------------------       -----------------------------------------
                                                    2006                 2005                 2006                      2005
                                                    ----                 ----                 ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (116,134)       $    (142,670)       $      387,142             $      167,842
      Realized gains (losses)                      3,533,048            1,177,568             7,280,747                    542,627
      Unrealized appreciation (depreciation)
         during the year                             (68,174)             146,164              (453,119)                 1,038,289
                                               -------------        -------------        --------------             --------------

Net increase (decrease) in net assets
   from operations                                 3,348,740            1,181,062             7,214,770                  1,748,758
                                               -------------        -------------        --------------             --------------

Contract transactions:
      Payments received from
         contract owners                           2,108,607            2,594,961             4,176,284                  4,980,083
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                33,652            1,154,769            (2,740,870)                (9,087,159)
      Transfers for contract
         benefits and terminations                (1,448,103)          (1,250,930)           (3,251,789)                (2,103,598)
      Contract maintenance charges                (1,087,285)          (1,080,266)           (1,912,624)                (2,205,832)
                                               -------------        -------------        --------------             --------------

Net increase (decrease) in net assets
   resulting from contract transactions             (393,129)           1,418,534            (3,728,999)                (8,416,506)
                                               -------------        -------------        --------------             --------------

         Total increase (decrease) in
            net assets                             2,955,611            2,599,596             3,485,771                 (6,667,748)

Net assets at beginning of period                 21,153,528           18,553,932            37,974,089                 44,641,837
                                               -------------        -------------        --------------             --------------
Net assets at end of period                    $  24,109,139        $  21,153,528        $   41,459,860             $   37,974,089
                                               =============        =============        ==============             ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-VAN KAMPEN EQUITY 500           PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                         INDEX SERIES                           PORTFOLIO - ADVISOR CLASS
                                               -----------------------------------       -----------------------------------------
                                                    2006                 2005                 2006                      2005
                                                    ----                 ----                 ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     247,802        $      187,772       $     8,826                $       -
      Realized gains (losses)                        (93,181)             (380,402)              261                        -
      Unrealized appreciation (depreciation)
         during the year                           5,304,657             1,308,900           (21,838)                       -
                                               -------------        --------------       -----------                -----------

Net increase (decrease) in net assets
   from operations                                 5,459,278             1,116,270           (12,751)                       -
                                               -------------        --------------       -----------                -----------

Contract transactions:
      Payments received from
         contract owners                           3,788,444             5,356,883            21,688                        -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            12,166,696            (2,762,923)          338,417                        -
      Transfers for contract
         benefits and terminations                (2,519,801)           (2,347,864)              (21)                       -
      Contract maintenance charges                (2,178,589)           (2,526,306)           (3,097)                       -
                                               -------------        --------------       -----------                -----------

Net increase (decrease) in net assets
   resulting from contract transactions           11,256,750            (2,280,210)          356,987                        -
                                               -------------        --------------       -----------                -----------

         Total increase (decrease) in
            net assets                            16,716,028            (1,163,940)          344,236                        -

Net assets at beginning of period                 39,178,106            40,342,046               -                          -
                                               -------------        --------------       -----------                -----------
Net assets at end of period                    $  55,894,134        $   39,178,106       $   344,236                $       -
                                               =============        ==============       ===========                ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PIMCO VIT REAL RETURN                         PIMCO VIT TOTAL RETURN
                                                   PORTFOLIO - ADVISOR CLASS                     PORTFOLIO - ADVISOR CLASS
                                               -----------------------------------       -----------------------------------------
                                                  2006                2005                   2006                     2005
                                                  ----                ----                   ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     2,032          $     -              $      6,869               $     -
      Realized gains (losses)                        4,553                -                     3,045                     -
      Unrealized appreciation (depreciation)
         during the year                            (6,747)               -                       168                     -
                                               -----------          ---------            ------------               ---------
Net increase (decrease) in net assets
   from operations                                    (162)               -                    10,082                     -
                                               -----------          ---------            ------------               ---------

Contract transactions:
      Payments received from
         contract owners                               271                -                    26,962                     -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                             168,377                -                   555,883                     -
      Transfers for contract
         benefits and terminations                   -                    -                      (561)                    -
      Contract maintenance charges                  (2,352)               -                   (10,066)                    -
                                               -----------          ---------            ------------               ---------

Net increase (decrease) in net assets
   resulting from contract transactions            166,296                -                   572,218                     -
                                               -----------          ---------            ------------               ---------

         Total increase (decrease) in
            net assets                             166,134                -                   582,300                     -

Net assets at beginning of period                      -                  -                       -                       -
                                               -----------          ---------            ------------               ---------
Net assets at end of period                    $   166,134          $     -              $    582,300               $     -
                                               ===========          =========            ============               =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  RYDEX VARIABLE TRUST INVERSE
                                                   GOVERNMENT LONG BOND FUND                  RYDEX VARIABLE TRUST NOVA FUND
                                               -----------------------------------       -----------------------------------------
                                                  2006                2005                   2006                     2005
                                                  ----                ----                   ----                     ----
Increase (decrease) in net assets from
   operations:
        Net investment income (loss)           $    10,296          $    (5,396)         $    2,024                 $   (2,263)
        Realized gains (losses)                    (17,672)             (85,323)             15,773                      8,180
        Unrealized appreciation
            (depreciation) during the year          32,924              (15,287)             64,920                     20,135
                                               -----------          -----------          ----------                 ----------

Net increase (decrease) in net assets
   from operations                                  25,548            (106,006)              82,717                     26,052
                                               -----------          -----------          ----------                 ----------

Contract transactions:
      Payments received from
         contract owners                            21,042               79,012              45,089                    107,429
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            (217,074)             169,083            (150,503)                   141,329
      Transfers for contract
         benefits and terminations                 (22,368)             (38,462)            (17,339)                   (86,916)
      Contract maintenance charges                 (17,874)             (41,158)            (34,595)                   (32,153)
                                               -----------          -----------          ----------                 ----------

Net increase (decrease) in net assets
   resulting from contract transactions           (236,274)             168,475            (157,348)                   129,689
                                               -----------          -----------          ----------                 ----------

         Total increase (decrease) in
            net assets                            (210,726)              62,469             (74,631)                   155,741

Net assets at beginning of period                  513,205              450,736             574,598                    418,857
                                               -----------          -----------          ----------                 ----------
Net assets at end of period                    $   302,479          $   513,205          $  499,967                 $  574,598
                                               ===========          ===========          ==========                 ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                           RYDEX VARIABLE TRUST SECTOR           TEMPLETON DEVELOPING MARKETS
                                                                 ROTATION FUND                     SECURITIES FUND - CLASS 2
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (13,665)     $     (9,049)         $      8,502     $     10,599
      Realized gains (losses)                              185,229            14,066                33,404           93,953
      Unrealized appreciation (depreciation)
         during the year                                    11,887           199,811               754,921          368,647
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets
   from operations                                         183,451           204,828               796,827          473,199
                                                     -------------      ------------          ------------     ------------
Contract transactions:
      Payments received from
         contract owners                                   204,901           189,335               196,513          113,738
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                  (1,035,430)        1,862,845             1,850,722         (163,311)
      Transfers for contract
         benefits and terminations                        (128,448)         (124,712)             (248,131         (124,767)
      Contract maintenance charges                        (105,607)          (91,283)             (161,829)        (110,060)
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets resulting
   from contract transactions                           (1,064,584)        1,836,185             1,637,275         (284,400)
                                                     -------------      ------------          ------------     ------------
         Total increase (decrease) in net assets          (881,133)        2,041,013             2,434,102          188,799

Net assets at beginning of period                        2,548,908           507,895             2,141,902        1,953,103
                                                     -------------      ------------          ------------     ------------
Net assets at end of period                          $   1,667,775      $  2,548,908          $  4,576,004     $  2,141,902
                                                     =============      ============          ============     ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        TEMPLETON FOREIGN SECURITIES               TEMPLETON GLOBAL ASSET
                                                             FUND - CLASS 2                      ALLOCATION FUND - CLASS 2
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     122,508      $     82,954          $     65,041     $     29,880
      Realized gains (losses)                              152,283           205,815                69,833           10,593
      Unrealized appreciation (depreciation)
         during the year                                4,160, 356         1,511,988                55,803          (14,638)
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets
   from operations                                       4,435,147         1,800,757               190,677           25,835
                                                     -------------      ------------          ------------     ------------
Contract transactions:
      Payments received from
         contract owners                                 2,283,285         2,161,564                50,567           63,722
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     603,203           600,898               (15,347)         (13,117)
      Transfers for contract
         benefits and terminations                      (1,420,969)       (1,285,374)              (24,029)        (100,218)
      Contract maintenance charges                      (1,048,512)       (1,027,745)              (67,416)         (67,274)
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets resulting
   from contract transactions                              417,007           449,343               (56,225)        (116,887)
                                                     -------------      ------------          ------------     ------------

         Total increase (decrease) in net assets         4,852,154         2,250,100               134,452          (91,052)

Net assets at beginning of period                       20,938,923        18,688,823               980,552        1,071,604
                                                     -------------      ------------          ------------     ------------
Net assets at end of period                          $  25,791,077     $  20,938,923          $  1,115,004     $    980,552
                                                     =============     =============          ============     ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                         TEMPLETON GROWTH SECURITIES             VAN KAMPEN UIF EQUITY AND
                                                               FUND - CLASS 2                   INCOME PORTFOLIO CLASS - II
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     122,889      $     116,220         $        55      $     -
      Realized gains (losses)                            1,027,339          1,490,353                 862            -
      Unrealized appreciation (depreciation)
         during the year                                 2,905,651            116,111              12,634            -
                                                     -------------      -------------         -----------      ---------

Net increase (decrease) in net assets
   from operations                                       4,055,879          1,722,684              13,551            -
                                                     -------------      -------------         -----------      ---------

Contract transactions:
      Payments received from
         contract owners                                 1,922,175          2,051,930              21,522            -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                      18,348         (4,559,272)            210,924            -
      Transfers for contract
         benefits and terminations                      (1,604,258)        (1,714,054)               (898)           -
      Contract maintenance charges                        (993,545)        (1,062,339)             (3,397)           -
                                                     -------------      -------------         -----------      ---------

Net increase (decrease) in net assets resulting
   from contract transactions                             (657,280)        (5,283,735)            228,151            -
                                                     -------------      -------------         -----------      ---------

         Total increase (decrease) in net assets         3,398,599         (3,561,051)            241,702            -

Net assets at beginning of period                       19,692,537         23,253,588                -               -
                                                     -------------      -------------         -----------      ---------
Net assets at end of period                          $  23,091,136      $  19,692,537         $   241,702      $     -
                                                     =============      =============         ===========      =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        WANGER INTERNATIONAL SELECT           WANGER INTERNATIONAL SMALL CAP
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (58,466)     $     103,013         $    (128,529)   $     121,493
      Realized gains (losses)                              161,504             95,046             1,780,194          506,427
      Unrealized appreciation (depreciation)
         during the year                                 3,717,461          1,169,383            17,095,069        8,528,527
                                                     -------------      -------------         -------------    -------------

Net increase (decrease) in net assets
   from operations                                       3,820,499          1,367,442            18,746,734        9,156,447
                                                     -------------      -------------         -------------    -------------

Contract transactions:
      Payments received from
         contract owners                                 1,144,714          1,116,448             4,714,389        5,324,238
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     597,748            998,748            (1,404,621)       2,203,515
      Transfers for contract
         benefits and terminations                        (872,084)          (529,073)           (5,057,607)      (3,407,905)
      Contract maintenance charges                        (701,645)          (564,315)           (3,207,507)      (2,851,864)
                                                     -------------      -------------         -------------    -------------

Net increase (decrease) in net assets resulting
   from contract transactions                              168,733          1,021,808            (4,955,346)       1,267,984
                                                     -------------      -------------         -------------    -------------

         Total increase (decrease) in net assets         3,989,232          2,389,250            13,791,388       10,424,431

Net assets at beginning of period                       10,353,382          7,964,132            54,230,793       43,806,362
                                                     -------------      -------------         -------------    -------------
Net assets at end of period                          $  14,342,614      $  10,353,382         $  68,022,181    $  54,230,793
                                                     =============      =============         =============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                              WANGER SELECT                    WANGER U.S. SMALLER COMPANIES
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (46,583)     $     (78,697)        $     (463,251)  $    (664,076)
      Realized gains (losses)                              459,995            823,011              5,210,762       3,350,413
      Unrealized appreciation (depreciation)
         during the year                                 2,110,627            453,993              1,237,629       6,142,086
                                                     -------------      -------------         --------------   -------------

Net increase (decrease) in net assets
   from operations                                       2,524,039          1,198,307              5,985,140       8,828,423
                                                     -------------      -------------         --------------   -------------

Contract transactions:
      Payments received from
         contract owners                                 1,308,379          1,324,781              7,232,259       7,213,487
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                   1,138,698          1,418,537             (4,915,802)     (5,190,140)
      Transfers for contract
         benefits and terminations                        (866,567)          (789,416)            (7,718,347)     (5,864,377)
      Contract maintenance charges                        (657,871)          (619,150)            (4,539,981)     (4,915,183)
                                                     -------------      -------------         --------------   -------------

Net increase (decrease) in net assets resulting
   from contract transactions                              922,639          1,334,752             (9,941,871)     (8,756,213)
                                                     -------------      -------------         --------------   -------------

         Total increase (decrease) in net assets         3,446,678          2,533,059             (3,956,731)         72,210

Net assets at beginning of period                       13,086,480         10,553,421             89,736,068      89,663,858
                                                     -------------      -------------         --------------   -------------
Net assets at end of period                          $  16,533,158      $  13,086,480         $   85,779,337   $  89,736,068
                                                     =============      =============         ==============   =============

                        See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 62 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Anchor Series Trust Funds, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       Anchor Series Trust Capital Appreciation Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Government & Quality Bond Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Growth and Income Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Growth Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Money Market Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Multi-Asset Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Natural Resources Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund  - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES            SALES
-----------------                                                             ---------            -----
    AIM V.I. Capital Appreciation Fund - Class I                             $ 2,283,301        $ 1,865,420
    AIM V.I. Core Equity Fund - Class I                                        6,227,367          1,993,918
    AIM V.I. Mid Cap Core Equity Fund - Class I                                1,355,312          1,253,050
    Alger American Leveraged AllCap Portfolio - Class O                        2,271,439          4,065,410
    Anchor Series Trust Capital Appreciation Portfolio - Class 1                  77,571            427,003
    Anchor Series Trust Government & Quality Bond Portfolio - Class 1             16,452             10,765
    Anchor Series Trust Growth and Income Portfolio - Class 1                     40,641              6,099
    Anchor Series Trust Growth Portfolio - Class 1                               252,115            300,008
    Anchor Series Trust Money Market Portfolio - Class 1                         362,345            176,474
    Anchor Series Trust Multi-Asset Portfolio - Class 1                          305,963            123,788
    Anchor Series Trust Natural Resources Portfolio - Class 1                    136,228            176,943
    Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1                 40,941            153,937
    DWS Equity 500 Index Fund VIP - Class A                                    9,941,723          4,830,755
    Federated Fund for U.S. Government Securities II                           9,723,444          9,796,528
    Federated High Income Bond Fund II - Primary Shares                        6,483,599          5,030,414
    Fidelity VIP Contrafund(R) Portfolio - Service Class                      24,317,842         11,608,692
    Fidelity VIP Growth Opportunities Portfolio - Service Class                2,094,910            942,496
    Fidelity VIP Growth Portfolio - Service Class                              3,147,230          4,070,158
    Franklin Income Securities Fund - Class 2                                    912,821            126,387
    Lazard Retirement Small Cap Portfolio - Service Shares                       626,471            562,330
    Lord Abbett Bond-Debenture Portfolio - Class VC                            1,456,356          1,003,375
    Lord Abbett Growth and Income Portfolio - Class VC                         6,980,240          4,325,114
    Lord Abbett Mid-Cap Value Portfolio - Class VC                             3,648,196          2,648,675
    Mutual Shares Securities Fund - Class 2                                   11,261,734          5,578,682
    Neuberger Berman AMT Fasciano Portfolio - S Class                              6,757              1,739
    Neuberger Berman AMT Guardian Portfolio - S Class                            102,619              3,102
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                    417,513              7,767
    Oppenheimer Global Securities Fund/VA - Service Shares                       465,641             37,077
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                   279,172             14,636
    Phoenix Capital Growth Series                                             44,698,894         49,367,843
    Phoenix Growth and Income Series                                           8,528,491          7,130,107
    Phoenix Mid-Cap Growth Series                                             27,183,645          8,546,637
    Phoenix Money Market Series                                               49,235,664         47,727,035
    Phoenix Multi-Sector Fixed Income Series                                  24,598,828         13,294,460
    Phoenix Multi-Sector Short Term Bond Series                                2,486,491          2,018,270
    Phoenix Strategic Allocation Series                                       18,285,993         17,372,939
    Phoenix-Aberdeen International Series                                     29,279,356         17,738,288
    Phoenix-Alger Small-Cap Growth Series                                     13,980,122          3,342,578
    Phoenix-Duff & Phelps Real Estate Securities Series                       12,682,959         11,289,142
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth             1,152,531             83,759
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                        3,771,015            200,193
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate                        369,324              8,436
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth               1,024,665            109,298
    Phoenix-Sanford Bernstein Mid-Cap Value Series                            11,419,009          7,477,190
    Phoenix-Sanford Bernstein Small-Cap Value Series                           7,876,442          4,932,403
    Phoenix-Van Kampen Comstock Series                                        13,408,288         10,117,003
    Phoenix-Van Kampen Equity 500 Index Series                                21,377,877          9,874,155
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class             433,762             66,829
    PIMCO VIT Real Return Portfolio - Advisor Class                              208,764             36,032
    PIMCO VIT Total Return Portfolio - Advisor Class                             594,206             12,071
    Rydex Variable Trust Inverse Government Long Bond Fund                        85,880            311,868

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES            SALES
-----------------                                                             ---------            -----
    Rydex Variable Trust Nova Fund                                                 68,421            223,759
    Rydex Variable Trust Sector Rotation Fund                                   1,104,234          2,103,280
    Templeton Developing Markets Securities Fund - Class 2                   $  2,221,366       $    575,638
    Templeton Foreign Securities Fund - Class 2                                 5,045,484          4,506,384
    Templeton Global Asset Allocation Fund - Class 2                              189,081            114,920
    Templeton Growth Securities Fund - Class 2                                  5,222,019          4,990,333
    Van Kampen UIF Equity and Income Portfolio - Class II                         239,069             10,007
    Wanger International Select                                                 5,750,659          5,640,605
    Wanger International Small Cap                                             13,423,040         18,508,047
    Wanger Select                                                               4,711,880          3,389,663
    Wanger U.S. Smaller Companies                                              12,155,340         19,696,782
                                                                             ------------       ------------
                                                                             $438,048,742       $331,956,696
                                                                             ------------       ------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    Units         Units       Net Increase     Units        Units      Net Increase
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  Issued       Redeemed       (Decrease)     Issued       Redeemed     (Decrease)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I      2,304,623    (1,848,441)       456,182     3,427,985    (1,789,341)    1,638,644
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I               6,173,262    (1,936,297)     4,236,965         -             -              -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         693,109    (1,069,969)      (376,860)    1,723,435    (1,436,594)      286,841
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged
   AllCap Portfolio - Class O                     2,808,285    (4,773,557)    (1,965,272)    5,133,696    (7,257,597)   (2,123,901)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital
   Appreciation Portfolio - Class 1                     922        (4,669)        (3,747)          579        (5,686)       (5,107)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality
   Bond Portfolio - Class 1                              44          (220)          (176)          193       (10,069)       (9,876)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth
   and Income Portfolio - Class 1                       322          (231)            91           718        (3,183)       (2,465)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth
   Portfolio - Class 1                                1,103        (4,002)        (2,899)          656        (6,114)       (5,458)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market
   Portfolio - Class 1                               14,758        (7,747)         7,011         3,230        (6,154)       (2,924)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset
   Portfolio - Class 1                                  313        (2,770)        (2,457)        1,030        (6,299)       (5,269)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources
   Portfolio - Class 1                                1,274        (2,146)          (872)        3,175        (1,357)        1,818
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset
   Portfolio - Class 1                                  195        (3,272)        (3,077)        1,629        (6,183)       (4,554)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A           7,264,556    (3,713,926)     3,550,630    12,512,530    (3,923,201)    8,589,329
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                  6,207,510    (7,372,010)    (1,164,500)   12,968,735    (6,416,879)    6,551,856
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                       4,288,405    (3,892,961)       395,444     7,345,168    (7,076,164)      269,004
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                     13,969,596    (8,349,449)     5,620,147    17,373,997   (10,027,170)    7,346,827
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                      2,461,110    (1,063,499)     1,397,611     1,803,265      (964,705)      838,560
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                      4,418,590    (5,545,921)    (1,127,331)    6,239,075   (10,393,113)   (4,154,038)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2           862,104      (114,405)       747,699         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                       389,223      (464,537)       (75,314)    2,140,665      (306,276)    1,834,389
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                           1,113,678      (915,528)       198,150     5,103,143      (991,490)    4,111,653
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                           5,194,723    (3,670,494)     1,524,229    20,948,820    (1,938,281)   19,010,539
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                           2,493,376    (2,311,881)       181,495    10,424,280    (1,475,081)    8,949,199
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2           5,296,581    (2,986,494)     2,310,087    12,752,210    (2,218,548)   10,533,662
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
   Portfolio - S Class                                7,253        (1,916)         5,337         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
   Portfolio - S Class                              104,159        (2,870)       101,289         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   Fund/VA - Service Shares                         448,877        (6,686)       442,191         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Service Shares                         470,511       (34,642)       435,869         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund/VA - Service Shares                         294,142       (15,112)       279,030         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                    12,919,552   (13,186,697)      (267,145)    8,142,778   (15,749,784)   (7,607,006)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  6,010,023    (5,024,954)       985,069     5,273,233    (7,310,841)   (2,037,608)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                    19,903,923    (6,262,787)    13,641,136     4,093,810    (7,678,757)   (3,584,947)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      27,645,070   (28,403,393)      (758,323)   26,292,955   (30,567,858)   (4,274,903)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          5,700,896    (4,184,368)     1,516,528     4,775,769    (3,862,355)      913,414
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series       1,840,974    (1,766,226)        74,748     6,998,095    (1,576,663)    5,421,432
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               1,772,080    (4,155,383)    (2,383,303)    2,392,889    (5,260,500)   (2,867,611)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             9,220,372    (5,561,115)     3,659,257     5,961,319    (5,971,853)      (10,534)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series             6,859,693    (1,619,428)     5,240,265       760,191      (552,721)      207,470
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                              1,955,521    (2,377,418)      (421,897)    2,171,027    (2,291,889)     (120,862)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                      1,119,786       (77,056)     1,042,730         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                                 3,652,143      (187,084)     3,465,059         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                                 350,379        (7,967)       342,412         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                          995,981      (105,040)       890,941         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                   3,470,795    (3,756,734)      (285,939)    4,505,519    (5,026,181)     (520,662)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
   Small-Cap Value Series                         2,008,645    (2,176,372)      (167,727)    3,708,250    (3,035,973)      672,277
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                3,821,716    (6,243,543)    (2,421,827)    4,733,722   (10,362,157)   (5,628,435)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       14,641,134    (6,776,475)     7,864,659     5,057,570    (6,795,897)   (1,738,327)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
   Portfolio - Advisor Class                        428,338       (67,825)       360,513         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    Units         Units       Net Increase     Units        Units      Net Increase
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  Issued       Redeemed       (Decrease)     Issued       Redeemed     (Decrease)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
   Portfolio - Advisor Class                       197,489       (34,650)        162,839         -            -              -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                       572,177       (10,325)        561,852         -            -              -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
   Long Bond Fund                                   75,915      (339,878)       (263,963)   1,767,093    (1,665,773)       101,320
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      41,360      (147,841)       (106,481)     285,448      (185,657)        99,791
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          657,961    (1,383,734)       (725,773)   1,726,020      (346,618)     1,379,402
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                       839,271      (211,884)        627,387       58,312      (198,732)      (140,420)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2      3,244,411    (2,924,907)        319,504    4,726,772    (4,383,948)       342,824
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 2                                   29,061       (61,931)        (32,870)     121,104      (197,765)       (76,661)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2       2,279,623    (2,638,124)       (358,501)   3,895,574    (8,479,285)    (4,583,711)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio - Class II                            233,868        (9,563)        224,305         -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                      2,528,280    (2,360,057)        168,223    2,083,066    (1,511,190)       571,876
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                   4,141,982    (5,560,021)     (1,418,039)   6,187,419    (5,807,899)       379,520
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                    1,771,707    (1,366,734)        404,973    2,207,908    (1,541,047)       666,861
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    3,406,296    (6,973,798)     (3,567,502)   5,793,702    (9,165,715)    (3,372,013)
-----------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment         Expense                      Total
                Units              Value              Assets         Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)       Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I

     2006       7,911        1.01   to        1.13     8,134          0.06%           -   to      0.80%      4.89%   to      6.55%
     2005       7,454        0.95   to        1.06     7,262          0.07%           -   to      0.80%      7.97%   to      8.83%
     2004       5,816        0.88   to        0.97     5,234              -       0.40%   to      0.80%      5.77%   to      6.71%
     2003       3,853        0.84   to        0.91     3,274              -       0.40%   to      0.80%     28.48%   to     29.52%
     2002       1,756        0.65   to        0.70     1,160              -       0.40%   to      0.80%    (24.96%)  to     (4.08%)

AIM V.I. Core Equity Fund - Class I

     2006(12)   4,237        1.09   to        1.10     4,623          0.83%           -   to      0.80%      8.57%   to      9.16%
     2005           -           -   to           -         -              -           -   to          -          -   to          -
     2004           -           -   to           -         -              -           -   to          -          -   to          -
     2003           -           -   to           -         -              -           -   to          -          -   to          -
     2002           -           -   to           -         -              -           -   to          -          -   to          -

AIM V.I. Mid Cap Core Equity Fund - Class I

     2006       4,349        1.20   to        1.22     5,219          0.95%           -   to      0.80%     10.35%   to     11.24%
     2005       4,726        1.09   to        1.10     5,136          0.51%           -   to      0.80%      6.76%   to      7.62%
     2004(8)    4,439        1.02   to        1.02     4,515          1.95%       0.40%   to      0.80%      1.92%   to      1.98%
     2003           -           -   to           -         -              -           -   to          -          -   to          -
     2002           -           -   to           -         -              -           -   to          -          -   to          -

Alger American Leveraged AllCap Portfolio - Class O

     2006      16,097        0.78   to        1.14    13,373              -           -   to      0.80%     10.38%   to     19.26%
     2005      18,063        0.66   to        0.96    12,856              -           -   to      0.80%     13.53%   to     14.45%
     2004      20,187        0.58   to        0.84    12,536              -       0.40%   to      0.80%     (3.77%)  to      8.19%
     2003      15,970        0.54   to        0.83     9,232              -       0.40%   to      0.80%     33.65%   to     34.72%
     2002      13,000        0.41   to        0.62     5,542          0.01%       0.40%   to      0.80%    (34.44%)  to    (33.91%)

Anchor Series Trust Capital Appreciation Portfolio - Class 1

     2006          29      100.78   to      107.84     2,935          0.14%       0.45%   to      0.60%     10.76%   to     10.92%
     2005          33       90.85   to       97.37     2,988          0.30%       0.45%   to      0.60%     10.90%   to     11.10%
     2004          36       81.74   to       87.79     2,967              -       0.45%   to      0.60%      8.47%   to      8.62%
     2003          38       75.25   to       80.94     2,864              -       0.45%   to      0.60%     30.96%   to     31.45%
     2002          36       57.46   to       61.57     2,103              -       0.45%   to      0.60%    (23.13%)  to    (23.01%)

Anchor Series Trust Government & Quality Bond Portfolio - Class 1

     2006           9       31.43   to       45.62       426          3.67%       0.45%   to      0.60%      2.68%   to      2.84%
     2005          10       30.61   to       44.36       422          3.28%       0.45%   to      0.60%      1.70%   to      2.20%
     2004          17       30.11   to       43.42       754          4.73%       0.45%   to      0.60%      2.54%   to      2.94%
     2003          19       29.36   to       42.18       817          4.54%       0.45%   to      0.60%      0.92%   to      1.86%
     2002          23       28.82   to       41.79       968          3.59%       0.45%   to      0.60%      8.64%   to      8.81%

Anchor Series Trust Growth and Income Portfolio - Class 1

     2006           7       42.72   to       44.14       309          0.55%       0.45%   to      0.60%     10.50%   to     10.67%
     2005           7       38.60   to       39.94       275          0.94%       0.45%   to      0.60%      4.20%   to      4.40%
     2004          10       36.99   to       38.32       358          0.51%       0.45%   to      0.60%      5.29%   to      5.66%
     2003          10       35.00   to       36.40       336          0.57%       0.45%   to      0.60%     25.34%   to     25.57%
     2002          12       27.88   to       29.04       347          0.45%       0.45%   to      0.60%    (24.73%)  to    (24.60%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                      For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit               Net          Investment          Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)        (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1

     2006          24      68.95    to      103.95     2,438          0.61%       0.45%   to      0.60%      12.61%   to    12.78%
     2005          27      61.23    to       92.17     2,425          0.91%       0.45%   to      0.60%       6.50%   to     6.60%
     2004          31      57.50    to       86.43     2,607          0.55%       0.45%   to      0.60%      10.18%   to    10.36%
     2003          32      52.19    to       78.32     2,494          0.55%       0.45%   to      0.60%      29.00%   to    29.14%
     2002          37      40.41    to       60.71     2,174          0.38%       0.45%   to      0.60%     (22.63%)  to   (22.53%)

Anchor Series Trust Money Market Portfolio - Class 1

     2006          31      19.17    to       23.68       713          4.08%       0.45%   to      0.60%       3.50%   to     3.66%
     2005          24      18.52    to       22.84       527          2.23%       0.45%   to      0.60%       1.60%   to     1.80%
     2004          25      18.23    to       22.44       549          0.33%       0.45%   to      0.60%      (0.26%)  to    (0.11%)
     2003          27      18.28    to       22.46       583          0.34%       0.45%   to      0.60%      (0.29%)  to    (0.13%)
     2002          38      18.33    to       22.49       842          1.08%       0.45%   to      0.60%       0.48%   to     0.63%

Anchor Series Trust Multi-Asset Portfolio - Class 1

     2006          69      43.16    to       43.33     2,966          1.68%       0.45%   to      0.60%       7.11%   to     7.27%
     2005          71      40.23    to       40.45     2,864          1.90%       0.45%   to      0.60%       3.30%   to     3.40%
     2004          75      38.91    to       39.18     2,918          1.76%       0.45%   to      0.60%       4.04%   to     4.19%
     2003          76      37.34    to       37.66     2,855          2.30%       0.45%   to      0.60%      16.20%   to    16.31%
     2002          80      32.11    to       32.41     2,562          2.90%       0.45%   to      0.60%     (13.58%)  to   (13.45%)

Anchor Series Trust Natural Resources Portfolio - Class 1

     2006          10      84.80    to       88.96       913          0.69%       0.45%   to      0.60%      24.18%   to    24.37%
     2005          11      68.29    to       71.53       796          0.50%       0.45%   to      0.60%      45.30%   to    45.50%
     2004          11      47.01    to       49.17       523          0.78%       0.45%   to      0.60%      24.29%   to    24.49%
     2003           9      37.82    to       39.50       368          1.54%       0.45%   to      0.60%      45.75%   to    46.82%
     2002          10      25.76    to       27.10       263          0.86%       0.45%   to      0.60%       7.73%   to     7.89%

Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1

     2006          36      46.42    to       48.84     1,676          1.52%       0.45%   to      0.60%      10.77%   to    10.93%
     2005          39      41.85    to       44.10     1,644          0.71%       0.45%   to      0.60%       8.40%   to     8.60%
     2004          42      38.55    to       40.68     1,610          2.13%       0.45%   to      0.60%      10.52%   to    10.68%
     2003          44      34.83    to       36.81     1,527          1.01%       0.45%   to      0.60%      28.28%   to    28.47%
     2002          47      27.15    to       28.65     1,282          0.76%       0.45%   to      0.60%     (12.87%)  to   (12.74%)

DWS Equity 500 Index Fund VIP - Class A

     2006      27,785       1.36    to        1.42    38,443          1.13%           -   to      0.80%      10.75%   to    15.52%
     2005      24,234       1.19    to        1.23    29,129          1.48%           -   to      0.80%       3.84%   to     4.68%
     2004      15,645       1.14    to        1.17    17,967          1.06%       0.40%   to      0.80%       9.71%   to    10.59%
     2003      11,193       1.04    to        1.06    11,694          0.95%       0.40%   to      0.80%      27.13%   to    28.16%
     2002       4,411       0.82    to        0.83     3,621          3.01%       0.40%   to      0.80%     (22.94%)  to     7.90%

Federated Fund for U.S. Government Securities II

     2006      25,746       1.25    to        1.40    35,432          3.96%           -   to      0.80%       3.31%   to     4.35%
     2005      26,910       1.20    to        1.35    35,456          3.69%           -   to      0.80%       1.21%   to     2.03%
     2004      20,358       1.18    to        1.33    26,792          4.10%       0.40%   to      0.80%       2.78%   to     3.61%
     2003      25,120       1.15    to        1.30    31,813          3.58%       0.40%   to      0.80%       1.55%   to     2.37%
     2002      30,348       1.12    to        1.28    37,072          3.53%       0.40%   to      0.80%       3.27%   to     9.05%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit              Net          Investment          Expense                     Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares

     2006      10,839      1.35   to        1.55       14,778         7.50%           -   to      0.80%       9.92%   to    10.80%
     2005      10,444      1.23   to        1.40       12,943         8.34%           -   to      0.80%      (0.79%)  to     2.66%
     2004      10,175      1.21   to        1.36       12,393         6.77%       0.40%   to      0.80%       9.58%   to    10.46%
     2003       6,733      1.10   to        1.23        7,487         6.34%       0.40%   to      0.80%      21.24%   to    22.22%
     2002       4,527      0.91   to        1.01        4,137         9.03%       0.40%   to      0.80%       0.58%   to     1.39%

Fidelity VIP Contrafund(R) Portfolio - Service Class

     2006      48,160      1.35   to        1.71       67,672         1.16%           -   to      0.80%      10.70%   to    11.59%
     2005      42,540      1.22   to        1.53       54,365         0.18%           -   to      0.80%      15.92%   to    16.85%
     2004      35,193      1.05   to        1.31       39,503         0.23%       0.40%   to      0.80%      14.42%   to    15.34%
     2003      23,995      0.92   to        1.14       23,591         0.22%       0.40%   to      0.80%      27.33%   to    28.35%
     2002       8,202      0.72   to        0.89        6,051         0.47%       0.40%   to      0.80%     (10.15%)  to     6.81%

Fidelity VIP Growth Opportunities Portfolio - Service Class

     2006       5,607      0.86   to        1.18        5,032         0.53%           -   to      0.80%       4.46%   to    10.02%
     2005       4,209      0.83   to        1.12        3,631         0.71%           -   to      0.80%       2.01%   to     8.86%
     2004       3,371      0.77   to        1.03        2,688         0.43%       0.80%   to      0.80%       6.20%   to     7.06%
     2003       2,806      0.72   to        0.96        2,142         0.57%       0.50%   to      0.80%      (7.16%)  to    29.66%
     2002       2,145      0.56   to        0.74        1,266         0.68%       0.50%   to      0.80%     (22.54%)  to   (21.92%)

Fidelity VIP Growth Portfolio - Service Class

     2006      23,252      0.71   to        0.98       17,010         0.28%           -   to      0.80%       5.88%   to     6.73%
     2005      24,379      0.67   to        0.92       16,886         0.42%           -   to      0.80%      (3.30%)  to     5.67%
     2004      28,533      0.64   to        0.88       18,892         0.14%       0.40%   to      0.80%       2.44%   to     3.26%
     2003      30,444      0.62   to        0.85       20,431         0.17%       0.40%   to      0.80%      31.72%   to    32.78%
     2002      22,981      0.47   to        0.64       11,808         0.06%       0.40%   to      0.80%     (30.76%)  to   (30.20%)

Franklin Income Securities Fund - Class 2

     2006(15)     748      1.11   to        1.12          833         0.59%           -   to      0.80%       5.16%   to    11.73%
     2005           -         -   to           -            -             -           -   to          -           -   to         -
     2004           -         -   to           -            -             -           -   to          -           -   to         -
     2003           -         -   to           -            -             -           -   to          -           -   to         -
     2002           -         -   to           -            -             -           -   to          -           -   to         -

Lazard Retirement Small Cap Portfolio - Service Shares

     2006       1,759      1.26   to        1.28        2,223             -           -   to      0.80%      15.14%   to    16.07%
     2005(10)   1,834      1.10   to        1.10        2,012             -           -   to      0.80%      11.98%   to    12.59%
     2004           -         -   to           -            -             -           -   to          -           -   to         -
     2003           -         -   to           -            -             -           -   to          -           -   to         -
     2002           -         -   to           -            -             -           -   to          -           -   to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

     2006       4,310      1.11   to        1.13        4,806         6.09%           -   to      0.80%       8.46%   to     9.33%
     2005(9)    4,112      1.03   to        1.03        4,221         6.99%           -   to      0.80%       3.04%   to     5.33%
     2004           -         -   to           -            -             -           -   to          -           -   to         -
     2003           -         -   to           -            -             -           -   to          -           -   to         -
     2002           -         -   to           -            -             -           -   to          -           -   to         -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                           For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment         Expense                      Total
                Units              Value             Assets          Income           Ratio(2)                    Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC

     2006      20,535        1.22   to      1.24       25,175         1.33%           -  to       0.80%      10.01%   to    17.27%
     2005(9)   19,011        1.05   to      1.06       20,019         1.73%           -  to       0.80%       6.05%   to     7.89%
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Lord Abbett Mid-Cap Value Portfolio - Class VC

     2006       9,131        1.21   to      1.23       11,049         0.52%           -  to       0.80%      11.34%   to    12.23%
     2005(9)    8,949        1.09   to      1.09        9,722         0.71%           -  to       0.80%      11.46%   to    13.98%
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Mutual Shares Securities Fund - Class 2

     2006      22,061        1.56   to      2.03       42,791         1.29%           -  to       0.80%      17.44%   to    18.38%
     2005      19,751        1.33   to      1.72       32,505         0.66%           -  to       0.80%       3.12%   to    10.55%
     2004       9,217        1.20   to      1.57       13,926         0.77%       0.40%  to       0.80%       2.26%   to    12.63%
     2003       7,972        1.07   to      1.41       10,802         1.05%       0.40%  to       0.80%      13.75%   to    25.15%
     2002       6,484        0.86   to      1.13        7,185         0.88%       0.40%  to       0.80%     (12.52%)  to     2.20%

Neuberger Berman AMT Fasciano Portfolio - S Class

     2006(20)       5        0.97   to      0.97            5             -       0.80%  to       0.80%       3.32%   to     3.32%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Neuberger Berman AMT Guardian Portfolio - S Class

     2006(17)     101        1.06   to      1.07          107         1.47%           -  to       0.80%       9.12%   to    12.63%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Oppenheimer Capital Appreciation Fund/VA - Service Shares

     2006(17)     442        1.02   to      1.02          451             -           -  to       0.80%      (0.48%)  to     7.97%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Oppenheimer Global Securities Fund/VA - Service Shares

     2006(14)     436        1.07   to      1.07          465             -           -  to       0.80%       4.65%   to    13.50%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                      For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                     Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares

     2006(18)     279       1.00   to       1.00         279              -       0.80%  to       0.80%       5.47%  to     10.02%
     2005           -          -   to          -           -              -           -  to           -           -  to          -
     2004           -          -   to          -           -              -           -  to           -           -  to          -
     2003           -          -   to          -           -              -           -  to           -           -  to          -
     2002           -          -   to          -           -              -           -  to           -           -  to          -

Phoenix Capital Growth Series

     2006      50,797       0.64   to       4.02     186,428          0.21%           -  to       0.80%      (0.23%) to      3.22%
     2005      51,064       0.62   to       3.91     186,646          0.06%           -  to       0.80%       2.89%  to      3.71%
     2004      58,671       0.60   to       3.79     207,734          0.86%       0.50%  to       0.80%       4.13%  to      4.97%
     2003      63,192       0.57   to       3.63     215,668          0.10%       0.50%  to       0.80%      25.48%  to     26.49%
     2002      65,838       0.45   to       2.88     179,241              -       0.40%  to       0.80%     (25.41%) to    (24.81%)

Phoenix Growth and Income Series

     2006      26,367       1.25   to       1.51      38,734          1.14%           -  to       0.80%      11.57%  to     17.18%
     2005      25,382       1.07   to       1.30      32,167          1.05%           -  to       0.80%       3.97%  to      4.80%
     2004      27,420       1.03   to       1.25      33,449          1.28%       0.40%  to       0.80%       9.59%  to     10.48%
     2003      22,752       0.94   to       1.14      25,394          1.16%       0.40%  to       0.80%      26.44%  to     27.46%
     2002      21,039       0.74   to       0.90      18,605          0.83%       0.40%  to       0.80%     (23.13%) to    (22.51%)

Phoenix Mid-Cap Growth Series

     2006      27,967       0.76   to       1.38      37,704              -           -  to       0.80%       3.30%  to      4.13%
     2005      14,326       0.73   to       1.34      18,486              -           -  to       0.80%       3.35%  to      4.18%
     2004      17,911       0.70   to       1.30      22,322              -       0.40%  to       0.80%      (8.40%) to      6.72%
     2003      16,041       0.66   to       1.22      19,061              -       0.40%  to       0.80%      27.80%  to     28.83%
     2002      14,444       0.51   to       0.96      13,501              -       0.40%  to       0.80%     (33.04%) to    (32.50%)

Phoenix Money Market Series

     2006      35,146       1.09   to       2.23      60,133          4.32%           -  to       0.80%       0.28%  to      4.41%
     2005      35,905       1.05   to       2.14      58,630          2.54%           -  to       0.80%       1.76%  to      2.58%
     2004      40,179       1.03   to       2.10      64,278          0.77%       0.40%  to       0.80%      (0.01%) to      0.79%
     2003      51,761       1.03   to       2.09      83,073          0.69%       0.40%  to       0.80%      (0.12%) to      0.68%
     2002      66,402       1.02   to       2.09     102,728          1.40%       0.40%  to       0.80%       0.61%  to      1.42%

Phoenix Multi-Sector Fixed Income Series

     2006      26,435       1.47   to       4.10      93,566          5.45%           -  to       0.80%       5.99%  to      6.84%
     2005      24,919       1.38   to       3.86      81,240          4.88%           -  to       0.80%       0.97%  to      1.78%
     2004      24,005       1.37   to       3.81      77,599          6.32%       0.40%  to       0.80%       4.83%  to      6.84%
     2003      17,070       1.28   to       3.59      54,291          6.70%       0.40%  to       0.80%      13.66%  to     14.58%
     2002      16,355       1.13   to       3.15      46,115          7.37%       0.40%  to       0.80%       9.12%  to     10.00%

Phoenix Multi-Sector Short Term Bond Series

     2006       8,836       1.13   to       1.16      10,021          4.66%           -  to       0.80%       4.87%  to      5.71%
     2005       8,761       1.08   to       1.10       9,461          4.05%           -  to       0.80%       0.55%  to      1.36%
     2004       3,340       1.07   to       1.08       3,579          4.52%       0.50%  to       0.80%       4.20%  to      5.33%
     2003(7)    1,438       1.02   to       1.03       1,473          6.22%       0.50%  to       0.80%       1.19%  to      2.47%
     2002           -          -   to          -           -              -           -  to           -           -  to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                        For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Phoenix Strategic Allocation Series

     2006       16,980      1.29   to       4.97        75,169         2.59%          -   to      0.80%     11.79%   to     12.69%
     2005       19,364      1.15   to       4.43        76,320         2.31%          -   to      0.80%      0.98%   to      1.79%
     2004       22,231      1.14   to       4.38        86,581         2.59%      0.40%   to      0.80%      6.60%   to      7.46%
     2003       24,395      1.06   to       4.09        90,921         2.66%      0.40%   to      0.80%     18.91%   to     19.87%
     2002       25,912      0.89   to       3.43        81,273         2.75%      0.40%   to      0.80%    (12.28%)  to    (11.58%)

Phoenix-Aberdeen International Series

     2006       30,187      1.54   to       3.85       105,044         2.21%          -   to      0.80%     14.36%   to     27.37%
     2005       26,527      1.21   to       3.04        74,716         4.34%          -   to      0.80%     17.62%   to     18.57%
     2004       26,538      1.02   to       2.57        63,926         2.80%      0.40%   to      0.80%     19.82%   to     20.78%
     2003       25,947      0.85   to       2.14        52,769         1.94%      0.40%   to      0.80%     30.81%   to     41.79%
     2002       25,724      0.64   to       1.63        40,119         1.07%      0.50%   to      0.80%    (15.49%)  to    (14.81%)

Phoenix-Alger Small-Cap Growth Series

     2006        7,108      2.11   to       2.18        15,016         0.03%          -   to      0.80%      0.87%   to     19.45%
     2005        1,868      1.78   to       1.83         3,329             -          -   to      0.80%     14.72%   to     15.64%
     2004        1,661      1.55   to       1.58         2,578             -      0.40%   to      0.80%    (10.27%)  to      2.12%
     2003        1,052      1.53   to       1.55         1,609             -      0.80%   to      0.80%     44.83%   to     53.38%
     2002(4)       116      1.01   to       1.01           116             -      0.80%   to      0.80%     (9.69%)  to      1.95%

Phoenix-Duff & Phelps Real Estate Securities Series

     2006        8,741      3.34   to       5.76        46,224         1.30%          -   to      0.80%     19.51%   to     37.07%
     2005        9,163      2.45   to       4.22        35,760         1.74%          -   to      0.80%     14.18%   to     15.10%
     2004        9,283      2.14   to       3.69        31,799         2.48%      0.40%   to      0.80%     33.61%   to     34.69%
     2003        8,324      1.59   to       2.75        21,543         3.49%      0.40%   to      0.80%     37.16%   to     38.27%
     2002        7,432      1.16   to       2.00        14,263         3.99%      0.40%   to      0.80%      2.11%   to     12.08%

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

     2006(11)    1,043      1.12   to       1.13         1,166         2.23%          -   to      0.80%     (0.47%)  to     12.47%
     2005            -         -   to          -             -             -          -   to          -          -   to          -
     2004            -         -   to          -             -             -          -   to          -          -   to          -
     2003            -         -   to          -             -             -          -   to          -          -   to          -
     2002            -         -   to          -             -             -          -   to          -          -   to          -

Phoenix-S&P Dynamic Asset Allocation Series: Growth

     2006(11)    3,465      1.09   to       1.10         3,794         3.81%          -   to      0.80%      6.50%   to     10.18%
     2005            -         -   to          -             -             -          -   to          -          -   to          -
     2004            -         -   to          -             -             -          -   to          -          -   to          -
     2003            -         -   to          -             -             -          -   to          -          -   to          -
     2002            -         -   to          -             -             -          -   to          -          -   to          -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate

     2006(11)      342      1.05   to       1.05           359        23.55%      0.80%   to      0.80%      0.01%   to      5.51%
     2005            -         -   to          -             -             -          -   to          -          -   to          -
     2004            -         -   to          -             -             -          -   to          -          -   to          -
     2003            -         -   to          -             -             -          -   to          -          -   to          -
     2002            -         -   to          -             -             -          -   to          -          -   to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                      For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                     Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

     2006(11)       891      1.08   to      1.09          962         3.37%           -   to      0.80%      7.82%   to      9.41%
     2005             -         -   to         -            -             -           -   to          -          -   to          -
     2004             -         -   to         -            -             -           -   to          -          -   to          -
     2003             -         -   to         -            -             -           -   to          -          -   to          -
     2002             -         -   to         -            -             -           -   to          -          -   to          -

Phoenix-Sanford Bernstein Mid-Cap Value Series

     2006        18,880      1.97   to      2.60       38,670         0.42%           -   to      0.80%      6.30%   to     14.91%
     2005        19,166      1.73   to      2.26       34,422         0.11%           -   to      0.80%      6.87%   to      7.73%
     2004        19,686      1.62   to      2.10       33,069         0.18%       0.40%   to      0.80%     19.44%   to     20.41%
     2003        18,177      1.35   to      1.74       25,502         0.19%       0.40%   to      0.80%     39.85%   to     40.97%
     2002        18,224      0.97   to      1.24       18,246         0.96%       0.40%   to      0.80%     (9.28%)  to     (8.55%)

Phoenix-Sanford Bernstein Small-Cap Value Series

     2006        10,242      2.10   to      2.42       24,109         0.22%           -   to      0.80%      7.72%   to     16.75%
     2005        10,410      1.81   to      2.09       21,154             -           -   to      0.80%      6.60%   to      7.46%
     2004         9,737      1.69   to      1.96       18,554             -       0.40%   to      0.80%     21.69%   to     22.67%
     2003         8,071      1.38   to      1.61       12,639             -       0.40%   to      0.80%     42.71%   to     43.86%
     2002         6,431      0.97   to      1.13        7,087         0.60%       0.40%   to      0.80%    (16.25%)  to      7.43%

Phoenix-Van Kampen Comstock Series

     2006        22,954      1.19   to      1.92       41,460         1.70%           -   to      0.80%     19.93%   to     20.90%
     2005        25,376      0.98   to      1.60       37,974         1.14%           -   to      0.80%      4.59%   to      5.43%
     2004        31,005      0.93   to      1.53       44,642         0.98%       0.40%   to      0.80%     12.01%   to     12.92%
     2003        21,152      0.82   to      1.37       27,660         0.95%       0.40%   to      0.80%     22.88%   to     23.88%
     2002        19,603      0.66   to      1.11       21,043         0.95%       0.40%   to      0.80%    (22.56%)  to    (21.93%)

Phoenix-Van Kampen Equity 500 Index Series

     2006        37,558      1.08   to      1.52       55,894         1.36%           -   to      0.80%      3.32%   to     14.21%
     2005        29,694      0.95   to      1.34       39,178         1.25%           -   to      0.80%      2.86%   to      3.69%
     2004        31,432      0.92   to      1.30       40,342         1.48%       0.50%   to      0.80%      8.96%   to      9.84%
     2003        31,533      0.83   to      1.19       37,193         1.12%       0.50%   to      0.80%     25.22%   to     26.23%
     2002        31,028      0.66   to      0.95       29,285         0.92%       0.50%   to      0.80%    (24.30%)  to    (23.68%)

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class

     2006(13)       361      0.95   to      0.95          344         8.40%       0.80%   to      0.80%     (6.38%)  to     (5.42%)
     2005             -         -   to         -            -             -           -   to          -          -   to          -
     2004             -         -   to         -            -             -           -   to          -          -   to          -
     2003             -         -   to         -            -             -           -   to          -          -   to          -
     2002             -         -   to         -            -             -           -   to          -          -   to          -

PIMCO VIT Real Return Portfolio - Advisor Class

     2006(19)       163      1.02   to      1.02          166         4.58%           -   to      0.80%     (0.71%)  to      1.62%
     2005             -         -   to         -            -             -           -   to          -          -   to          -
     2004             -         -   to         -            -             -           -   to          -          -   to          -
     2003             -         -   to         -            -             -           -   to          -          -   to          -
     2002             -         -   to         -            -             -           -   to          -          -   to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                           For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit              Net          Investment         Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class

     2006(16)       562       1.04   to      1.04         582         4.54%       0.80%   to      0.80%       3.67%   to     3.95%
     2005             -          -   to         -           -             -           -   to          -           -   to         -
     2004             -          -   to         -           -             -           -   to          -           -   to         -
     2003             -          -   to         -           -             -           -   to          -           -   to         -
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Rydex Variable Trust Inverse Government Long Bond Fund

     2006           319       0.94   to      0.97         302         3.46%           -   to      0.80%       7.24%   to     8.11%
     2005           583       0.88   to      0.90         513             -           -   to      0.80%      (6.00%)  to    (5.24%)
     2004           481       0.93   to      0.95         451             -       0.80%   to      0.80%     (11.38%)  to    (6.95%)
     2003(5)        485       1.05   to      1.06         512             -       0.80%   to      0.80%      (4.35%)  to     6.62%
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Rydex Variable Trust Nova Fund

     2006           296       1.69   to      1.74         500         1.20%           -   to      0.80%      16.13%   to    19.27%
     2005           402       1.43   to      1.46         575         0.30%           -   to      0.80%      (3.15%)  to    11.24%
     2004           302       1.39   to      1.40         419         0.05%       0.80%   to      0.80%      13.71%   to    14.62%
     2003(6)        232       1.22   to      1.22         283             -       0.80%   to      0.80%       9.08%   to    21.02%
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Rydex Variable Trust Sector Rotation Fund

     2006         1,053       1.58   to      1.63       1,668             -           -   to      0.80%     (11.88%)  to    11.39%
     2005         1,779       1.43   to      1.46       2,549             -           -   to      0.80%      12.80%   to    13.71%
     2004           400       1.27   to      1.29         508             -       0.80%   to      0.80%       9.83%   to    10.71%
     2003(7)        187       1.16   to      1.16         216             -       0.80%   to      0.80%       1.82%   to    16.55%
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Templeton Developing Markets Securities Fund - Class 2

     2006         1,548       2.91   to      2.96       4,576         1.05%           -   to      0.80%      27.07%   to    28.09%
     2005           920       2.27   to      2.33       2,142         1.33%           -   to      0.80%      26.41%   to    27.43%
     2004         1,061       1.78   to      1.84       1,953         1.83%       0.50%   to      0.80%      23.71%   to    24.71%
     2003         1,162       1.43   to      1.49       1,728         1.20%       0.50%   to      0.80%      51.77%   to    52.99%
     2002         1,329       0.93   to      0.98       1,303         1.39%       0.50%   to      0.80%     (12.95%)  to    (0.15%)

Templeton Foreign Securities Fund - Class 2

     2006        15,821       1.51   to      1.68      25,791         1.25%           -   to      0.80%      20.48%   to    21.44%
     2005        15,502       1.24   to      1.40      20,939         1.14%           -   to      0.80%       9.29%   to    10.17%
     2004        15,159       1.13   to      1.28      18,689         1.06%       0.40%   to      0.80%      17.58%   to    18.53%
     2003        12,805       0.95   to      1.09      13,445         1.75%       0.40%   to      0.80%      31.15%   to    32.21%
     2002        10,043       0.72   to      0.83       8,100         1.55%       0.40%   to      0.80%     (19.21%)  to   (18.56%)

Templeton Global Asset Allocation Fund - Class 2

     2006           578       1.65   to      1.95       1,115         7.09%           -   to      0.80%      20.14%   to    21.11%
     2005           611       1.37   to      1.62         981         3.77%           -   to      0.80%       2.73%   to     3.55%
     2004           687       1.32   to      1.58       1,072         2.82%       0.80%   to      0.80%      14.79%   to    15.72%
     2003           720       1.14   to      1.38         977         2.55%       0.80%   to      0.80%      30.90%   to    31.95%
     2002           725       0.86   to      1.05         752         1.77%       0.80%   to      0.80%      (6.69%)  to    (4.39%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                           For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2

     2006        11,184        1.60   to     2.15      23,091          1.31%          -  to      0.80%      20.84%  to      21.81%
     2005        11,543        1.32   to     1.78      19,693          1.15%          -  to      0.80%       8.00%  to       8.86%
     2004        16,126        1.22   to     1.65      23,254          1.20%      0.40%  to      0.80%      15.10%  to      16.03%
     2003        13,781        1.05   to     1.43      17,313          1.54%      0.40%  to      0.80%      31.08%  to      32.14%
     2002        11,518        0.80   to     1.09      10,839          2.45%      0.40%  to      0.80%     (19.14%) to     (16.40%)

Van Kampen UIF Equity and Income Portfolio - Class II

     2006(18)       224        1.08   to     1.08         242          0.57%          -  to      0.80%       9.32%  to      10.40%
     2005             -           -   to        -           -              -          -  to          -           -  to           -
     2004             -           -   to        -           -              -          -  to          -           -  to           -
     2003(7)          -           -   to        -           -              -          -  to          -           -  to           -
     2002             -           -   to        -           -              -          -  to          -           -  to           -

Wanger International Select

     2006         5,240        1.34   to     3.05      14,343          0.28%          -  to      0.80%      34.91%  to      36.00%
     2005         5,072        0.99   to     2.26      10,353          1.89%          -  to      0.80%      15.50%  to      16.43%
     2004         4,500        0.85   to     1.96       7,964          0.29%      0.40%  to      0.80%      14.54%  to      24.34%
     2003         4,340        0.69   to     1.59       6,293          0.29%      0.50%  to      0.80%      40.11%  to      41.24%
     2002         2,858        0.49   to     1.13       3,067              -      0.50%  to      0.80%     (15.97%) to     (15.29%)

Wanger International Small Cap

     2006        18,094        2.10   to     4.01      68,022          0.55%          -  to      0.80%      14.10%  to      37.16%
     2005        19,512        1.53   to     2.94      54,231          1.03%          -  to      0.80%      20.56%  to      21.53%
     2004        19,133        1.26   to     2.43      43,806          0.69%      0.40%  to      0.80%      29.23%  to      30.27%
     2003        20,004        0.96   to     1.87      35,683          0.30%      0.40%  to      0.80%      47.67%  to      48.87%
     2002        17,887        0.65   to     1.27      21,788              -      0.40%  to      0.80%     (14.52%) to     (13.83%)

Wanger Select

     2006         6,289        2.02   to     2.98      16,533          0.37%          -  to      0.80%      18.75%  to      19.70%
     2005         5,884        1.69   to     2.51      13,086              -          -  to      0.80%       9.61%  to      10.49%
     2004         5,217        1.54   to     2.29      10,553              -      0.40%  to      0.80%      18.35%  to      19.31%
     2003         3,832        1.30   to     1.93       6,651              -      0.40%  to      0.80%      29.68%  to      30.73%
     2002         2,569        1.00   to     1.49       3,620              -      0.40%  to      0.80%      (8.36%) to      (0.54%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit              Net          Investment         Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Wanger U.S. Smaller Companies

     2006        29,901       1.68   to      2.96      85,779         0.23%           -  to       0.80%      0.83%   to      7.87%
     2005        33,469       1.57   to      2.76      89,736             -           -  to       0.80%     10.37%   to     11.25%
     2004        36,841       1.41   to      2.49      89,664             -       0.40%  to       0.80%     17.39%   to     18.33%
     2003        34,006       1.20   to      2.12      70,547             -       0.40%  to       0.80%     42.08%   to     43.22%
     2002        33,760       0.84   to      1.48      49,480             -       0.40%  to       0.80%    (17.48%)  to    (16.81%)

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception August 14, 2002 to December 31, 2002.

(5)  From inception June 2, 2003 to December 31, 2003.

(6)  From inception June 3, 2003 to December 31, 2003.

(7)  From inception June 4, 2003 to December 31, 2003.

(8)  From inception December 3, 2004 to December 31, 2004.

(9)  From inception April 21, 2005 to December 31, 2005.

(10) From inception April 29, 2005 to December 31, 2005.

(11) From inception February 6, 2006 to December 31, 2006.

(12) From inception April 28, 2006 to December 31, 2006.

(13) From inception May 2, 2006 to December 31, 2006.

(14) From inception May 8, 2006 to December 31, 2006.

(15) From inception May 12, 2006 to December 31, 2006.

(16) From inception May 16, 2006 to December 31, 2006.

(17) From inception May 18, 2006 to December 31, 2006.

(18) From inception May 24, 2006 to December 31, 2006.

(19) From inception June 1, 2006 to December 31, 2006.

(20) From inception June 7, 2006 to December 31, 2006.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6---POLICY LOANS
Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7---FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A)  Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $70,310,745 and $76,043,316 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

     Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy face amount and policy duration may vary, the administrative charge may also vary.

     Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

     Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

     Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)  Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)  Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of .80% of the contracts value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $9,058,453 and $21,173 respectively. This expense is taken out as a reduction of unit values.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 8---DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9---DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10---LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax- free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small- Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10---LIQUIDATIONS AND MERGERS (CONTINUED)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq- 100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large- Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large- Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760. On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid- Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond- Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond- Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond - Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11---MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12---MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13---OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 13---OTHER (CONTINUED)
State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]
                                     PCW
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                 ---------------

Report of Independent Registered Public Accounting Firm..........      F-3

Consolidated Balance Sheet as of December 31, 2006 and 2005......      F-4

Consolidated Statement of Income and Comprehensive Income for
  the years ended December 31, 2006, 2005 and 2004...............      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004...............................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2006, 2005 and 2004...................      F-7

Notes to Financial Statements....................................   F-8 - F-41

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                   2006           2005
                                                                                               -------------- --------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  12,549.9    $  13,402.6
Available-for-sale equity securities, at fair value.........................................          173.6          169.6
Mortgage loans, at unpaid principal balances................................................           71.9          128.6
Venture capital partnerships, at equity in net assets.......................................          116.8          145.1
Policy loans, at unpaid principal balances..................................................        2,322.0        2,245.0
Other invested assets.......................................................................          307.8          308.6
                                                                                                -------------  -------------
                                                                                                   15,542.0       16,399.5
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          267.8          304.4
                                                                                                -------------  -------------
Total investments...........................................................................       15,809.8       16,703.9
Cash and cash equivalents...................................................................          289.0          225.6
Accrued investment income...................................................................          208.3          225.8
Premiums, accounts and notes receivable.....................................................          212.9          183.3
Deferred policy acquisition costs...........................................................        1,743.6        1,546.7
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          151.5          128.2
Separate account assets.....................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL ASSETS................................................................................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,494.2    $  13,246.2
Policyholder deposit funds..................................................................        2,228.4        3,060.7
Indebtedness................................................................................          174.0          204.1
Deferred income taxes.......................................................................           69.6           31.7
Other liabilities...........................................................................          310.5          336.8
Non-recourse collateralized obligations.....................................................          344.0          389.9
Separate account liabilities................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL LIABILITIES...........................................................................       26,079.3       24,991.6
                                                                                                -------------  -------------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22).............................................

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.2           10.5
                                                                                                -------------  -------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings...........................................................................           78.3           12.4
Accumulated other comprehensive income (loss)...............................................          (15.8)           1.5
                                                                                                -------------  -------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,787.4        1,738.8
                                                                                                -------------  -------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
REVENUES:
Premiums.....................................................................   $     839.7     $     928.7    $     990.6
Insurance and investment product fees........................................         400.6           314.8          294.7
Investment income, net of expenses...........................................       1,030.4         1,092.5        1,068.0
Unrealized gain on trading equity securities.................................          --              --             85.9
Net realized investment gains (losses).......................................          73.8           (53.2)          (2.0)
                                                                                -------------   -------------  -------------
TOTAL REVENUES...............................................................       2,344.5         2,282.8        2,437.2
                                                                                -------------   -------------  -------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,331.5         1,376.7        1,422.2
Policyholder dividends.......................................................         399.1           364.4          404.7
Policy acquisition cost amortization.........................................         148.5            99.6          110.0
Interest expense on indebtedness.............................................          14.5            14.7           12.8
Interest expense on non-recourse collateralized obligations..................          18.7            29.4           33.6
Other operating expenses.....................................................         204.0           236.5          259.9
                                                                                -------------   -------------  -------------
TOTAL BENEFITS AND EXPENSES..................................................       2,116.3         2,121.3        2,243.2
                                                                                -------------   -------------  -------------
Income from continuing operations before income taxes,
  minority interest and equity in earnings of affiliates.....................         228.2           161.5          194.0
Applicable income tax expense................................................          73.9            39.9           59.7
                                                                                -------------   -------------  -------------
Income from continuing operations before minority interest
  and equity in earnings of affiliates.......................................         154.3           121.6          134.3
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.7)          (0.1)
Equity in undistributed losses of affiliates.................................          --              --            (10.4)
                                                                                -------------   -------------  -------------
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
                                                                                =============   =============  =============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
COMPREHENSIVE INCOME.........................................................   $     136.1     $      73.9    $     131.3
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     153.4     $     120.9    $     123.8
Proceeds from sale of trading equity securities..............................          --             129.7           --
Unrealized gain on trading equity securities.................................          --              --            (85.9)
Net realized investment (gains) losses.......................................         (73.8)           53.2            2.0
Amortization and depreciation................................................           8.7             6.9           12.7
Investment gains.............................................................         (45.1)         (129.9)         (73.6)
Equity in losses of affiliates...............................................          --              --             17.2
Deferred income taxes........................................................          42.1            38.2           65.7
Decrease (increase) in receivables...........................................         (15.4)          (18.6)          37.8
Deferred policy acquisition costs increase...................................        (180.6)          (88.1)         (54.7)
Increase in policy liabilities and accruals..................................         339.8           327.6           60.1
Other assets and other liabilities net change................................         (22.4)           22.8          (44.6)
                                                                                -------------   -------------  -------------
Cash from continuing operations..............................................         206.7           462.7           60.5
Discontinued operations, net.................................................          21.8             5.4           16.1
                                                                                -------------   -------------  -------------
CASH FROM OPERATING ACTIVITIES...............................................         228.5           468.1           76.6
                                                                                -------------   -------------  -------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,713.2)       (4,852.4)      (4,159.6)
Investment sales, repayments and maturities..................................       5,561.3         4,801.7        4,213.8
Debt and equity securities pledged as collateral purchases...................          --              --            (17.2)
Debt and equity securities pledged as collateral sales.......................          26.5           956.0           97.0
Subsidiary sales.............................................................          --              10.7            6.6
Premises and equipment additions.............................................         (18.2)          (25.1)          (7.9)
Premises and equipment dispositions..........................................          --              17.3           26.4
Discontinued operations, net.................................................         (32.8)            1.2           --
                                                                                -------------   -------------  -------------
CASH FROM INVESTING ACTIVITIES...............................................         823.6           909.4          159.1
                                                                                -------------   -------------  -------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         638.6           609.6          917.3
Policyholder deposit fund withdrawals........................................      (1,470.9)       (1,041.3)      (1,067.6)
Other indebtedness proceeds..................................................          --              --            171.6
Indebtedness repayments......................................................         (30.2)           --           (155.2)
Collateralized obligations repayments........................................         (39.5)       (1,009.1)         (90.8)
Common stock dividends paid..................................................         (87.5)          (35.1)         (69.7)
Contributions from minority interests........................................           0.8            --             --
                                                                                -------------   -------------  -------------
CASH FOR FINANCING ACTIVITIES................................................        (988.7)       (1,475.9)        (294.4)
                                                                                -------------   -------------  -------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          63.4           (98.4)         (58.7)
Cash and cash equivalents, beginning of year.................................         225.6           324.0          382.7
                                                                                -------------   -------------  -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     289.0     $     225.6    $     324.0
                                                                                =============   =============  =============

Included in cash and cash equivalents above is cash pledged as collateral of $3.1 million, $15.2 million and $61.0 million at December 31, 2006, 2005 and
2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     153.4     $     120.9    $     123.8
Common stock dividends declared..............................................         (87.5)          (35.1)         (69.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          48.6            38.8           61.6
Stockholder's equity, beginning of year......................................       1,738.8         1,700.0        1,638.4
                                                                                -------------   -------------  -------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,787.4     $   1,738.8    $   1,700.0
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact have not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o   the extent and the duration of the decline;
     o the reasons for the decline in value (credit event, interest related or market fluctuations);
     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
     o   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen Asset Management PLC (Aberdeen) for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 9 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. In the first quarter of 2006, we recognized an additional $6.5 million after-tax earn-out gain, and we may be entitled to additional consideration based on Lombard's financial performance through 2006.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ in millions)                                                                ------------------------------
                                                                                   2006            2005         INCEPTION
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $   7,000.5     $   6,992.0    $   4,773.1
Equity securities............................................................         120.5            95.4           --
Mortgage loans...............................................................          66.5           109.9          399.0
Venture capital partnerships.................................................          97.9            73.4           --
Policy loans.................................................................       1,346.6         1,349.2        1,380.0
Other invested assets........................................................          85.5            69.3           --
                                                                                -------------   -------------  -------------
Total closed block investments...............................................       8,717.5         8,689.2        6,552.1
Cash and cash equivalents....................................................          66.3            87.0           --
Accrued investment income....................................................         112.8           118.2          106.8
Receivables..................................................................          46.7            40.9           35.2
Deferred income taxes........................................................         329.8           328.0          389.4
Other closed block assets....................................................          19.9            24.9            6.2
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,293.0         9,288.2        7,089.7
                                                                                -------------   -------------  -------------
Policy liabilities and accruals..............................................       9,798.8         9,815.8        8,301.7
Policyholder dividends payable...............................................         331.7           338.9          325.1
Policyholder dividend obligation.............................................         326.9           334.1           --
Other closed block liabilities...............................................          47.9            53.8           12.3
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,505.3        10,542.6        8,639.1
                                                                                -------------   -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,212.3     $   1,254.4    $   1,549.4
                                                                                =============   =============  =============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM       ---------------------------------------------
                                                                  INCEPTION        2006            2005           2004
                                                                -------------- --------------  -------------- --------------

Premiums.....................................................    $   6,838.9    $     786.5     $     881.6    $     932.8
Net investment income........................................        3,868.4          540.7           556.5          560.0
Net realized investment losses...............................          (72.8)          40.2           (21.9)          (2.0)
                                                                 -------------  -------------   -------------  -------------
TOTAL REVENUES...............................................       10,634.5        1,367.4         1,416.2        1,490.8
                                                                 -------------  -------------   -------------  -------------
Policy benefits, excluding dividends.........................        7,246.3          898.6           980.1        1,007.1
Other operating expenses.....................................           72.8            6.3             8.6            8.9
                                                                 -------------  -------------   -------------  -------------
Total benefits and expenses,
  excluding policyholder dividends...........................        7,319.1          904.9           988.7        1,016.0
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income
  before dividends and income taxes..........................        3,315.4          462.5           427.5          474.8
Policyholder dividends.......................................        2,762.4          398.5           363.7          403.9
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income before income taxes......          553.0           64.0            63.8           70.9
Applicable income taxes......................................          193.4           22.0            22.2           24.7
                                                                 -------------  -------------   -------------  -------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     359.6    $      42.0     $      41.6    $      46.2
                                                                 =============  =============   =============  =============

Policyholder dividends provided through earnings.............    $   2,807.6    $     398.5     $     363.7    $     403.9
Policyholder dividends provided through
  other comprehensive income.................................          167.9          (73.7)         (194.9)           3.8
                                                                 -------------  -------------   -------------  -------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,975.5          324.8           168.8          407.7
POLICYHOLDER DIVIDENDS PAID..................................       (2,642.0)        (339.2)         (397.2)        (395.3)
                                                                 -------------  -------------   -------------  -------------
Change in policyholder dividend liabilities..................          333.5          (14.4)         (228.4)          12.4
Policyholder dividend liabilities, beginning of period.......          325.1          673.0           901.4          889.0
                                                                 -------------  -------------   -------------  -------------
Policyholder dividend liabilities, end of period.............          658.6          658.6           673.0          901.4
  Less:  Policyholder dividends payable, end of period.......         (331.7)        (331.7)         (338.9)        (365.5)
                                                                 -------------  -------------   -------------  -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     326.9    $     326.9     $     334.1    $     535.9
                                                                 =============  =============   =============  =============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure up to 80% of the mortality risk on most new issues of term insurance.
     o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
     o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued between January 1, 1983 and December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance agreement.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Direct premiums..............................................................   $     917.5     $     994.7    $   1,043.3
Premiums assumed from reinsureds.............................................          13.7            14.0           13.8
Premiums ceded to reinsurers.................................................         (91.5)          (80.0)         (66.5)
                                                                                -------------   -------------  -------------
PREMIUMS.....................................................................   $     839.7     $     928.7    $     990.6
                                                                                =============   =============  =============
Percentage of amount assumed to net premiums.................................           1.6%            1.5%           1.4%
                                                                                =============   =============  =============

Direct policy benefits incurred..............................................   $     486.4     $     440.1    $     416.3
Policy benefits assumed from reinsureds......................................          14.8             8.2            3.9
Policy benefits ceded to reinsurers..........................................         (64.8)          (56.4)         (52.9)
                                                                                -------------   -------------  -------------
POLICY BENEFITS..............................................................   $     436.4     $     391.9    $     367.3
                                                                                =============   =============  =============

Direct life insurance in force...............................................   $ 143,120.6     $ 133,990.2    $ 126,367.9
Life insurance in force assumed from reinsureds..............................       1,838.7         1,810.5        1,759.5
Life insurance in force ceded to reinsurers..................................     (90,812.5)      (83,144.7)     (80,040.1)
                                                                                -------------   -------------  -------------
LIFE INSURANCE IN FORCE......................................................   $  54,146.8     $  52,656.0    $  48,087.3
                                                                                =============   =============  =============
Percentage of amount assumed to net insurance in force.......................           3.4%            3.4%           3.7%
                                                                                =============   =============  =============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $895.1 million, $984.8 million and $1,054.9 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004.

Irrevocable letters of credit aggregating $52.9 million at December 31, 2006 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Policy acquisition costs deferred............................................   $     329.2     $     187.7    $     164.7
Costs amortized to expenses:
  Recurring costs............................................................        (151.9)         (114.3)        (110.4)
  Credit related to realized investment gains................................           3.4            14.7            0.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          16.2            70.5            7.7
                                                                                -------------   -------------  -------------
Change in deferred policy acquisition costs..................................         196.9           158.6           62.4
Deferred policy acquisition costs, beginning of year.........................       1,546.7         1,388.1        1,325.7
                                                                                -------------   -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,743.6     $   1,546.7    $   1,388.1
                                                                                =============   =============  =============

Upon completion of a study during the fourth quarter of 2006, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition cost unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition cost unlocking that resulted from these updated assumptions, along with related adjustments resulted in an overall $8.2 million pre-tax benefit to net income. The change in deferred policy acquisition cost assumptions also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $3.5 million, benefit reserves by $7.2 million, reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

During the second quarter of 2005, our net income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased deferred policy acquisition cost amortization by $28.1 million. The net effect of the unlocking increased pre-tax income by $23.8 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 26.8% and 30.7% of the face value of total individual life insurance in force at December 31, 2006 and 2005, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2006, less administrative charges.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                -------------- --------------  -------------- --------------

GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 =============  =============   =============  =============


9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $     688.5    $     674.1     $     736.8    $     699.9
State and political subdivision..............................          262.6          253.0           365.0          344.2
Foreign government...........................................          269.6          237.9           333.9          298.8
Corporate....................................................        7,179.0        7,111.7         7,450.3        7,322.2
Mortgage-backed..............................................        3,072.4        3,067.1         3,276.0        3,241.2
Other asset-backed...........................................        1,077.8        1,060.3         1,240.6        1,224.6
                                                                 -------------  -------------   -------------  -------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  12,549.9    $  12,404.1     $  13,402.6    $  13,130.9
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $   7,000.4    $    6,858.2    $   6,992.0    $    6,748.4
                                                                 =============  =============   =============  =============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     173.6    $     142.5     $     169.6    $     151.2
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $     120.5    $      95.2     $      95.4    $      82.5
                                                                 =============  =============   =============  =============


UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                     ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $      21.0    $      (6.6)    $      41.4    $      (4.5)
State and political subdivision..............................           12.1           (2.5)           23.0           (2.2)
Foreign government...........................................           32.5           (0.8)           36.0           (0.9)
Corporate....................................................          168.6         (101.3)          219.2          (91.1)
Mortgage-backed..............................................           45.9          (40.6)           71.0          (36.2)
Other asset-backed...........................................           22.7           (5.2)           25.4           (9.4)
                                                                 -------------  -------------   -------------  -------------
Debt securities gains and losses.............................    $     302.8    $    (157.0)    $     416.0    $    (144.3)
                                                                 =============  =============   =============  =============
DEBT SECURITIES NET GAINS....................................    $     145.8                    $     271.7
                                                                 =============                  =============

Equity securities gains and losses...........................    $      34.2    $      (3.1)    $      20.4    $      (2.0)
                                                                 =============  =============   =============  =============
EQUITY SECURITIES NET GAINS..................................    $      31.1                    $      18.4
                                                                 =============                  =============

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS            TOTAL
                                            ---------------------------  -------------------------  -------------------------
                                                FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                            -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                            =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ============               ============               ============
NUMBER OF SECURITIES......................                     970                       1,882                      2,852
                                                           ============               ============               ============

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                  ---------------------------------------------------------------------------------
($ in millions)                                  LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ---------------------------  -------------------------  -------------------------
                                                 FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................    $     177.6    $     (3.2)   $    47.9    $     (1.3)   $   225.5    $     (4.5)
State and political subdivision...........           40.0          (1.0)        37.3          (1.2)        77.3          (2.2)
Foreign government........................           41.1          (0.6)        10.6          (0.3)        51.7          (0.9)
Corporate.................................        2,599.5         (59.5)       790.7         (31.6)     3,390.2         (91.1)
Mortgage-backed...........................        1,507.4         (26.8)       326.4          (9.4)     1,833.8         (36.2)
Other asset-backed........................          309.2          (4.6)       205.4          (4.8)       514.6          (9.4)
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................    $   4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $ 6,093.1    $   (144.3)
EQUITY SECURITIES.........................           46.8          (2.0)        --            --           46.8          (2.0)
                                             -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $   4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $ 6,139.9    $   (146.3)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $   2,058.4    $    (44.2)   $   340.0    $    (16.3)   $ 2,398.4    $    (60.5)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $   2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $ 3,741.5    $    (85.8)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     147.8    $     (8.4)   $   106.0    $     (5.5)   $   253.8    $    (13.9)
                                             =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                   $     (2.6)                 $     (1.4)               $     (4.0)
                                                            ============               ============               ============
NUMBER OF SECURITIES......................                      1,069                        351                      1,420
                                                            ============               ============               ============

Unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost totaled $2.5 million at December 31, 2005. Of these, $0.7 million ($0.0 million after offsets for taxes and deferred policy acquisition cost amortization) had been in an unrealized loss for greater than 12 months.

Unrealized losses of below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities amortized cost totaled $0.4 million at December 31, 2005 ($0.0 million after offsets for change in policy dividend obligation), of which $0.4 million had been in an unrealized loss for greater than 12 months.

The securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                             2006                          2005
                                                                -----------------------------  -----------------------------
                                                                   CARRYING                       CARRYING
                                                                     VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                -------------- --------------  -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................    $       13.7   $       14.2    $       39.9   $       38.2
Office buildings.............................................            --             --              14.4           13.8
Retail stores................................................            51.5           52.1            62.1           59.5
Industrial buildings.........................................             8.4            8.3            22.8           21.8
Other........................................................             0.1            0.1             0.1            0.1
                                                                -------------- --------------  -------------- --------------
Subtotal.....................................................            73.7           74.7           139.3          133.4
  Less:  Valuation allowances................................            (1.8)          --             (10.7)          --
                                                                -------------- --------------  -------------- --------------
MORTGAGE LOANS...............................................    $       71.9   $       74.7    $      128.6   $      133.4
                                                                ============== ==============  ============== ==============

Amounts applicable to the closed block.......................    $       66.5   $       68.5    $      109.9   $      105.2
                                                                ============== ==============  ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2006 and 2005 were $0.0 million and $8.2 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $5.3 million and $10.5 million as of December 31, 2006 and 2005, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Valuation allowance, beginning of year.......................................   $       10.7    $        9.9   $       12.8
Additions charged to income..................................................           --               0.8           --
Deductions for write-offs and disposals......................................           (8.9)           --             (2.9)
                                                                               --------------  -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $        1.8    $       10.7   $        9.9
                                                                               ==============  ============== ==============

During the three years ended December 31, 2006, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2006.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Contributions................................................................   $       41.8    $       66.0   $       59.2
Equity in earnings of partnerships...........................................            3.2            23.8           25.5
Distributions................................................................          (23.8)          (94.6)         (64.3)
Proceeds from sale of partnership interests..................................          (51.9)          (91.5)          --
Realized loss on sale of partnership interests...............................            2.4           (13.9)          --
                                                                               --------------  -------------- --------------
Change in venture capital partnerships.......................................          (28.3)         (110.2)          20.4
Venture capital partnership investments, beginning of period.................          145.1           255.3          234.9
                                                                               --------------  -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $      116.8    $      145.1   $      255.3
                                                                               ==============  ============== ==============

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2006 or 2005.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                                  YEAR ENDED
($ in millions)                                                                                                   DEC 31,
                                                                                                                   2004
                                                                                                              --------------

Aberdeen common stock dividends.............................................................................   $        3.0
Equity in Aberdeen undistributed loss.......................................................................          (21.9)
Other.......................................................................................................            1.7
                                                                                                              --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................................   $      (17.2)
                                                                                                              ==============

AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................................   $        2.0
                                                                                                              ==============

There were no earnings from affiliate debt securities during 2006 or 2005.

Aberdeen Asset Management PLC (Aberdeen)

As of December 31, 2004, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005          2004
                                                                                               -------------- --------------

Equity in undistributed earnings (losses) of affiliates.....................................    $       --     $      (12.3)
Unrealized gain on trading securities.......................................................            --             55.1
Realized investment loss....................................................................            (7.0)          --
                                                                                               -------------- --------------
NET INCOME (LOSS)...........................................................................    $       (7.0)  $       42.8
                                                                                               ============== ==============

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

Hilb Rogal & Hobbs (HRH)

HRH is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      60.3    $      63.6
Separate account equity investments.........................................................            0.9           17.2
Mezzanine partnerships......................................................................          100.9           75.0
Affordable housing partnerships.............................................................           19.6           22.8
Derivative instruments (Note 12)............................................................            7.0            8.6
Other affiliate investments.................................................................           --              5.7
Real estate.................................................................................           73.0           64.6
Other partnership interests.................................................................           46.1           51.1
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     307.8    $     308.6
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      85.5    $      69.3
                                                                                               ============== ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006, our Life Companies had on deposit securities with a fair value of $62.2 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $     782.2     $     797.3    $     774.4
Equity securities............................................................           7.0             6.3            3.2
Mortgage loans...............................................................           6.2            20.2           22.5
Venture capital partnerships.................................................           3.2            23.8           25.5
Policy loans.................................................................         169.3           165.8          167.1
Other investments............................................................          40.1            47.8           48.8
Cash and cash equivalents....................................................          13.0             6.0            4.4
                                                                               --------------  -------------- --------------
Total investment income......................................................       1,021.0         1,067.2        1,045.9
  Less:  Investment expenses.................................................           9.6             8.6           18.0
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,011.4         1,058.6        1,027.9
Debt and equity securities pledged as collateral (Note 12)...................          19.0            33.9           40.1
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,030.4     $   1,092.5    $   1,068.0
                                                                               ==============  ============== ==============

Amounts applicable to the closed block.......................................   $     540.7     $     556.5    $     560.0
                                                                               ==============  ============== ==============

For 2006, 2005 and 2004, net investment income was lower by $12.1 million, $15.4 million and $9.5 million, respectively, due to non-income producing debt securities. Of these amounts, $8.4 million, $12.1 million and $5.8 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security impairments....................................................   $      (7.9)    $     (31.2)   $     (15.5)
Equity security impairments..................................................          --              (2.1)          (1.5)
Mortgage loan impairments....................................................          --              (0.8)          --
Affiliate equity security impairments........................................          --              --            (11.0)
Other invested asset impairments.............................................          --              --             (3.3)
Debt and equity securities pledged as collateral impairments.................          (1.0)           (1.2)         (16.6)
                                                                               --------------  -------------- --------------
IMPAIRMENT LOSSES............................................................          (8.9)          (35.3)         (47.9)
                                                                               --------------  -------------- --------------
Debt security transaction gains..............................................          62.1            19.2           39.0
Debt security transaction losses.............................................         (20.1)          (37.2)         (10.6)
Equity security transaction gains............................................          25.7             5.8           17.7
Equity security transaction losses...........................................          (3.8)          (12.5)          (5.9)
Mortgage loan transaction gains..............................................           3.2            --              0.2
Venture capital partnership transaction gains (losses).......................           2.4           (13.9)          --
Affiliate equity security transaction gains..................................          10.4            14.4           --
Affiliate equity security transaction losses.................................          --             (10.7)          --
Real estate transaction losses...............................................          --              (0.6)          --
Debt and equity securities pledged as collateral gains.......................          --               2.5           --
Other invested asset transaction gains.......................................           2.8            15.1            5.5
                                                                               --------------  -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................          82.7           (17.9)          45.9
                                                                               --------------  -------------- --------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      73.8     $     (53.2)   $      (2.0)
                                                                               ==============  ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million for 2004. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2006 or 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $    (125.9)    $    (313.0)   $     (27.1)
Equity securities............................................................          12.7             2.6            0.2
Debt and equity securities pledged as collateral.............................          (9.1)          (93.3)           7.8
Other investments............................................................          --              (7.5)          --
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               ==============  ============== ==============

Net unrealized investment losses.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               --------------  -------------- --------------
Applicable policyholder dividend obligation..................................         (73.8)         (194.8)           3.6
Applicable deferred policy acquisition costs.................................         (16.2)          (70.5)          (7.7)
Applicable deferred income tax benefit.......................................          (8.2)          (20.1)          (9.8)
                                                                               --------------  -------------- --------------
Offsets to net unrealized investment losses..................................         (98.2)         (285.4)         (13.9)
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 10).......................................   $     (24.1)    $    (125.8)   $      (5.2)
                                                                               ==============  ============== ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security purchases......................................................   $  (4,451.0)    $  (4,500.4)   $  (4,052.9)
Equity security purchases....................................................         (54.9)         (150.8)         (66.3)
Venture capital partnership investments......................................         (41.8)          (65.7)         (59.3)
Other invested asset purchases...............................................         (88.5)          (87.2)         (25.8)
Policy loan advances, net....................................................         (77.0)          (48.3)          44.7
                                                                               --------------  -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,713.2)    $  (4,852.4)   $  (4,159.6)
                                                                               ==============  ============== ==============

Debt securities sales........................................................   $   3,653.6     $   2,925.8    $   2,405.2
Debt securities maturities and repayments....................................       1,580.6         1,367.6        1,483.0
Equity security sales........................................................          87.4           225.4          111.2
Mortgage loan maturities and principal repayments............................          60.3            79.2           77.2
Venture capital partnership capital distributions............................          75.7           185.9           59.4
Affiliate securities sales...................................................          --              --              1.0
Real estate and other invested assets sales..................................         103.7            17.8           76.8
                                                                               --------------  -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,561.3     $   4,801.7    $   4,213.8
                                                                               ==============  ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2006.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  -------------- --------------

Due in one year or less......................................................   $     414.8     $       5.4    $     420.2
Due after one year through five years........................................       1,954.3            27.9        1,982.2
Due after five years through ten years.......................................       3,804.0            23.2        3,827.2
Due after ten years..........................................................       6,231.0            15.4        6,246.4
                                                                               --------------  -------------- --------------
TOTAL........................................................................   $  12,404.1     $      71.9    $  12,476.0
                                                                               ==============  ============== ==============


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
                                                                ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

6.95% surplus notes..........................................    $      --      $      --       $      30.2    $      30.7
7.15% surplus notes..........................................          174.0          189.6           173.9          183.4
                                                                -------------- --------------  -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     189.6     $     204.1    $     214.1
                                                                ============== ==============  ============== ==============

Our 7.15% surplus notes are an obligation of Phoenix Life and are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On December 15, 2004, Phoenix Life repurchased $144.8 million of the previously issued $175.0 million outstanding principal on its 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, Phoenix Life issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, The Phoenix Companies amended and restated their existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009. The amendments to the terms of the Original Facility set forth in the Amended Facility include, but are not limited to, (i) the elimination of a $750 million limit on aggregate indebtedness, (ii) the modification of certain covenants and other provisions to permit a monetization or securitization of the closed block of specified life and annuity policies established in the Plan of Reorganization of Phoenix Home Life Mutual Insurance Company, and (iii) the permission of acquisitions and joint ventures which satisfy certain additional specified conditions. These conditions include, among other things, majority lender consent in the event the aggregate amount of consideration payable exceeds $400 million in respect of all acquisitions and joint ventures during the term of the agreement, excluding those to which the lenders have previously provided consent.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.5     $      14.7    $      12.8
                                                                               ==============  ============== ==============
INTEREST PAID................................................................   $      14.6     $      14.6    $      12.6
                                                                               ==============  ============== ==============


11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   o     Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................    $     733.0    $     729.5
Equity funds................................................................................        2,591.0        2,342.9
Other.......................................................................................           92.2           82.7
                                                                                               -------------- --------------
TOTAL.......................................................................................    $   3,416.2    $   3,155.1
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................    $      10.7    $       2.5
Incurred....................................................................................            1.9            1.2
Paid........................................................................................           (1.9)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      10.7    $       3.7
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
                                                                                                    DECEMBER 31, 2005
                                                                                               -----------------------------
(NET OF REINSURANCE RECOVERABLES):                                                                ANNUITY        ANNUITY
($ in millions)                                                                                   GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................    $       9.1    $       0.8
Incurred....................................................................................            2.9            1.7
Paid........................................................................................           (1.3)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................    $      10.7    $       2.5
                                                                                               ============== ==============

-------
(1) The reinsurance recoverable asset related to the GMDB was $39.2 million and $39.0 million as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB) and a guaranteed minimum accumulation benefit (GMAB).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds.

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2006 and 2005, 100% of the aggregate account value with the GMWB and GMAB features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. In 2006, we began hedging our GMAB exposure using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                       ----------------- -----------------  ----------------

GMDB return of premium(1)...........................................    $      1,363.5    $          8.0          59
GMDB step up(2).....................................................           1,809.8              39.3          60
GMDB earnings enhancement benefit (EEB)(3)..........................              77.6              --            59
GMDB greater of annual step up and roll up(4).......................              37.7               4.0          62
                                                                       ----------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.....................................    $      3,288.6    $         51.3
                                                                       ================= =================

GMIB................................................................    $        620.1    $         --            58
GMAB................................................................             210.6              --            54
GMWB................................................................              30.1              --            67
                                                                       ----------------- -----------------
TOTAL AT DECEMBER 31, 2006..........................................    $        860.8    $         --
                                                                       ================= =================

-------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
    The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the currant account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $12.7 million.

12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These eight collateralized obligation trusts are investment trusts with aggregate assets of $4.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $8.0 million, $8.8 million and $8.0 million during the years ended December 31, 2006, 2005 and 2004, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $25.8 million at December 31, 2006 (none of which relates to trusts that are consolidated). Of that exposure, $23.7 million (none of which relates to trust that are consolidated) relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2006 and 2005 and three as of December 31, 2004. As of December 31, 2006, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.7 million, $5.0 million and $3.4 million for the years ended December 31, 2006, 2005 and 2004, respectively, related to these consolidated obligation trusts.

The other six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.7 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $25.8 million ($23.7 million of which are investment grade debt securities at December 31, 2006).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $     267.2    $     251.4     $     304.1    $     278.9
Equity securities pledged as collateral......................            0.6            0.3             0.3            0.3
                                                                -------------- --------------  -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     267.8    $     251.7     $     304.4    $     279.2
                                                                ============== ==============  ============== ==============

Cash and accrued investment income of $5.0 million and $17.6 million are included in the amounts above at December 31, 2006 and 2005, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $332.2 million and $371.2 million at December 31, 2006 and 2005, respectively, and non-recourse derivative cash flow hedge liability of $11.8 million (notional amount of $222.9 million with maturity of June 1, 2009) and $18.7 million (notional amount of $210.8 million with maturities of 2005-2013) at December 31, 2006 and 2005, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2006 and 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $      35.4    $     (19.6)    $      35.8    $     (10.6)
Equity securities pledged as collateral......................            0.4           (0.1)            0.1           (0.1)
                                                                -------------- --------------  -------------- --------------
TOTAL........................................................    $      35.8    $     (19.7)    $      35.9    $     (10.7)
                                                                ============== ==============  ============== ==============
NET UNREALIZED GAINS.........................................    $      16.1                    $      25.2
                                                                ==============                 ==============


AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2006
EQUITY SECURITIES PLEDGED AS COLLATERAL:     -------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------- ------------------------- --------------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------- ------------ ------------ ------------ -------------

Corporate..................................   $     --     $     --      $      0.1   $     (0.2)  $      0.1   $     (0.2)
Mortgage-backed............................         --           --            12.9         (7.7)        12.9         (7.7)
Other asset-backed.........................         --           --             1.5        (11.7)         1.5        (11.7)
                                             ------------ ------------- ------------ ------------ ------------ -------------
DEBT SECURITIES............................   $     --     $     --      $     14.5   $    (19.6)  $     14.5   $    (19.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                             ------------ ------------- ------------ ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     --     $     --      $     14.5   $    (19.7)  $     14.5   $    (19.7)
                                             ============ ============= ============ ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $19.6 million at December 31, 2006. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $0.6 million at December 31, 2006. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2006.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2006
($ in millions)                                                                                                   COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      19.5
Due after one year through five years.......................................................................          48.2
Due after five years through ten years......................................................................          32.6
Due after ten years.........................................................................................         151.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $     251.4
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2006 and 2005 is $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INCREASE (DECREASE) IN NET INCOME............................................   $      (1.0)    $       1.3    $     (12.9)
                                                                               ==============  ============== ==============
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (71.2)    $     (67.9)   $     (67.5)
                                                                               ==============  ============== ==============

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ in millions)                                                                   2006                      2005
                                                                        ------------------------- --------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             ------------ ------------ ------------- ------------ ------------ -------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30      2007       $       0.4  $      --    $       1.2  $      --
    Non-hedging derivative instruments....           363    2007-2016            2.1          1.2          6.6          4.9
CROSS CURRENCY SWAPS......................            35    2012-2016           --            1.0          0.7         --
PUT OPTIONS...............................            50      2016               4.0         --           --           --
OTHER.....................................            53    2007-2008            0.5         --            0.1         --
                                             ------------               ------------ ------------ ------------ -------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      531                 $       7.0  $       2.2  $       8.6  $       4.9
                                             ============               ============ ============ ============ =============

INTEREST RATE SWAPS

Cash flow hedges

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2006, 2005 and 2004. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $7.0 million as of December 31, 2006. We consider the likelihood of any material loss on these instruments to be remote.

Cross currency swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. We held four cross currency swaps at the end of the statement period.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

Cash and cash equivalents....................................    $     289.0    $     289.0     $     225.6    $     225.6
Available-for-sale debt securities (Note 9)..................       12,549.9       12,549.9        13,402.6       13,402.6
Available-for-sale equity securities (Note 9)................          173.6          173.6           169.6          169.6
Mortgage loans (Note 9)......................................           71.9           74.7           128.6          133.4
Debt and equity securities pledged as collateral (Note 12)...          267.8          267.8           304.4          304.4
Derivative financial instruments.............................            7.0            7.0             8.6            8.6
Policy loans (Note 9)........................................        2,322.0        2,415.9         2,245.0        2,347.4
                                                                -------------- --------------  -------------- --------------
FINANCIAL ASSETS.............................................    $  15,681.2    $  15,777.9     $  16,484.4    $  16,591.6
                                                                ============== ==============  ============== ==============

Investment contracts.........................................    $   2,228.4    $   2,190.9     $   3,060.7    $   3,054.4
Non-recourse collateralized obligations (Note 12)............          344.0          272.8           389.9          322.0
Indebtedness (Note 10).......................................          174.0          189.6           204.1          214.1
Derivative financial instruments.............................            2.2            2.2             4.9            4.9
                                                                -------------- --------------  -------------- --------------
FINANCIAL LIABILITIES........................................    $   2,748.6    $   2,655.5     $   3,659.6    $   3,595.4
                                                                ============== ==============  ============== ==============


14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $      26.1     $       6.6    $     (12.5)
  Deferred...................................................................          47.8            33.3           72.2
                                                                               --------------  -------------- --------------
  Continuing operations......................................................          73.9            39.9           59.7
  Equity in earnings of affiliates...........................................          --              --             (6.8)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO NET INCOME........................................          73.9            39.9           52.9
Other comprehensive income...................................................          (8.2)          (22.1)         (14.0)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      65.7     $      17.8    $      38.9
                                                                               ==============  ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $      14.5     $     (14.1)   $       6.0
                                                                               ==============  ============== ==============


EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     228.2     $     161.5    $     194.0
                                                                               --------------  -------------- --------------
Income taxes at statutory rate of 35.0%......................................          79.9            56.5           67.9
Investment income not taxed..................................................          (7.1)           (8.7)         (10.8)
Tax interest recoveries......................................................          --              (5.3)          --
Historic rehabilitation and other tax credits................................          (0.6)           (2.3)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          0.3            (0.5)           4.5
Other, net...................................................................           1.4             0.2           (1.9)
                                                                               --------------  -------------- --------------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      73.9     $      39.9    $      59.7
                                                                               ==============  ============== ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     290.7    $     233.8
Unearned premiums/deferred revenues.........................................................          103.3          108.2
Employee benefits...........................................................................           58.3           70.6
Intangible assets...........................................................................            2.1            2.3
Net operating and capital loss carryover benefits...........................................           13.7           25.4
Historic rehabilitation and other tax credits...............................................           16.4           18.7
Foreign tax credits carryover benefits......................................................            8.9            9.0
Other.......................................................................................            5.0            0.6
Valuation allowance.........................................................................           (6.7)          (6.7)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          491.7          461.9
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (434.6)        (374.1)
Investments.................................................................................         (126.7)        (119.5)
Other.......................................................................................           --             --
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (561.3)        (493.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (69.6)   $     (31.7)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

As of December 31, 2006, we had deferred tax assets of $4.5 million and $8.1 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $12.8 million are scheduled to expire between the years 2017 and 2026. The federal capital losses of $23.3 million are scheduled to expire in 2010. The state net operating losses of $15.3 million related to the non-life subgroup are scheduled to expire between 2019 and 2025. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2006 and 2005, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2006, the deferred income tax assets of $16.4 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2006, we had foreign tax credit carryover totaling $8.9 million, which is scheduled to expire between 2008 and 2009. As of December 31, 2006 and 2005, we had a $5.6 million valuation allowance relative to foreign tax credit carryovers.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                     YEAR ENDED DECEMBER 31,
($ in millions)                              -----------------------------------------------------------------------------------
                                                         2006                      2005                         2004
                                             ---------------------------- -------------------------- ---------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- ------------- ------------- ------------- -------------

Unrealized gains (losses) on
  investments..............................   $    (67.3)   $    (10.4)   $   (464.0)   $   (193.1)   $    (12.5)    $    22.5
Net realized investment losses on
  available-for-sale securities included
  in net income............................        (55.0)        (13.7)         52.8          67.3          (6.6)        (27.7)
                                             ------------- ------------- ------------- ------------- ------------- -------------
Net unrealized investment gains............       (122.3)        (24.1)       (411.2)       (125.8)        (19.1)         (5.2)
Net unrealized foreign currency
  translation adjustment ..................         (0.3)         (0.1)         (6.0)         (4.0)         (4.6)         (0.6)
Net unrealized derivative instruments
  gains (losses)...........................          7.1           6.9          82.8          82.8          13.1          13.3
                                             ------------- ------------- ------------- ------------- ------------- -------------
Other comprehensive income (loss)..........       (115.5)   $    (17.3)       (334.4)   $    (47.0)        (10.6)    $     7.5
                                             ------------- ============= ------------- ============= ------------- =============
Applicable policyholder dividend
  obligation...............................        (73.8)                     (194.8)                        3.6
Applicable deferred policy acquisition
  cost amortization........................        (16.2)                      (70.5)                       (7.7)
Applicable deferred income taxes
  (benefit)................................         (8.2)                      (22.1)                      (14.0)
                                             -------------               -------------               -------------
Offsets to other comprehensive income......        (98.2)                     (287.4)                      (18.1)
                                             -------------               -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    (17.3)                 $    (47.0)                 $      7.5
                                             ==============              =============               =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          --------------------------------------------------------
                                                                                    2006                        2005
                                                                         --------------------------- ----------------------------
                                                                             GROSS          NET          GROSS          NET
                                                                         ------------- ------------- ------------- --------------

Unrealized gains on investments......................................     $    185.4    $      2.8    $    307.7    $     26.9
Unrealized foreign currency translation adjustment...................           (0.6)         (0.9)         (0.3)         (0.8)
Unrealized losses on derivative instruments..........................          (33.3)        (17.7)        (40.4)        (24.6)
                                                                         ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................          151.5    $    (15.8)        267.0    $      1.5
                                                                         ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................          167.7                       241.5
Applicable deferred policy acquisition costs.........................           (0.3)                       15.9
Applicable deferred income taxes.....................................           (0.1)                        8.1
                                                                         -------------               -------------
Offsets to accumulated other comprehensive income....................          167.3                       265.5
                                                                         -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $    (15.8)                 $      1.5
                                                                         =============               =============


16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                              YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           5.50%          5.75%
Future compensation increase rate............................................       4.25%           4.00%          4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       9.50%          10.00%          8.50%
Future health care cost increase rate, age 65 and older......................      11.50%          12.25%         10.50%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%


CHANGES IN PENSION PLANS' ASSETS AND                                              YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ------------------------------------------------------------
($ in millions)                                                        EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                                -----------------------------  -----------------------------
                                                                    2006           2005            2006           2005
                                                                -------------- --------------  -------------- --------------

PLANS' ASSETS

Plan assets' actual gain (loss)..............................    $      63.1    $      24.5     $      --      $      --
Employer contributions.......................................           23.9           27.7             5.9            5.5
Participant benefit payments.................................          (26.7)         (26.0)           (5.9)          (5.5)
                                                                -------------- --------------  -------------- --------------
Change in plan assets........................................           60.3           26.2            --             --
Plan assets, beginning of year...............................          422.6          396.4            --             --
                                                                -------------- --------------  -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     482.9    $     422.6     $      --      $      --
                                                                ============== ==============  ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (38.7)   $     (36.7)    $      (9.8)   $      (9.1)
Actuarial gain (loss)........................................           12.1          (13.3)            1.9          (18.3)
Participant benefit payments.................................           26.7           26.0             5.9            5.5
Plan amendments..............................................           --             --              --             (1.5)
                                                                -------------- --------------  -------------- --------------
Change in projected benefit obligation.......................            0.1          (24.0)           (2.0)         (23.4)
Projected benefit obligation, beginning of year..............         (523.0)        (499.0)         (124.6)        (134.6)
                                                                -------------- --------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (522.9)   $    (523.0)    $    (126.6)   $    (158.0)
                                                                ============== ==============  ============== ==============
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATION,
  END OF YEAR................................................    $     (40.0)   $    (100.4)    $    (126.6)   $    (124.6)
                                                                ============== ==============  ============== ==============

ACCUMULATED BENEFIT OBLIGATION...............................    $     494.2    $     492.6     $     111.6    $     106.5
                                                                ============== ==============  ============== ==============

The Phoenix Companies does not expect any required contributions in 2007. The Phoenix Companies made payments totaling $23.9 million to the pension plan during 2006.

CHANGES IN PLAN PROJECTED BENEFIT OBLIGATION:                                                       AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Service and interest cost accrued...........................................................    $      (6.2)   $      (5.2)
Actuarial loss..............................................................................           (6.6)          (4.2)
Participant benefit payments................................................................            6.2            6.7
Plan amendments.............................................................................           --              0.6
                                                                                               -------------- --------------
Change in projected benefit obligation......................................................           (6.6)          (2.1)
Projected benefit obligations, beginning of year............................................          (72.4)         (70.3)
                                                                                               -------------- --------------
PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..................................................    $     (79.0)   $     (72.4)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.1 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes), $6.5 million ($4.2 million after income taxes) and $31.8 million ($20.7 million after income taxes) in 2006, 2005 and 2004, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services.


17.  DISCONTINUED OPERATIONS

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     932.5     $     885.5    $     814.6
Asset valuation reserve (AVR)................................................         187.8           210.8          213.6
                                                                               --------------  -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,120.3     $   1,096.3    $   1,028.2
                                                                               ==============  ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     131.6     $     106.2    $      35.1
                                                                               ==============  ============== ==============
STATUTORY NET INCOME.........................................................   $     162.0     $      61.0    $      47.1
                                                                               ==============  ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $87.5 million in 2006 and is able to pay $92.2 million in dividends in 2007 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $92.2 million in 2007, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                -------------- --------------  -------------- --------------

Real estate..................................................    $     105.5    $      37.0     $     101.1    $      34.9
Equipment....................................................          200.2           40.9           185.4           34.8
Leasehold improvements.......................................            0.8            0.7            --             --
                                                                -------------- --------------  -------------- --------------
Premises and equipment cost and carrying value...............          306.5    $      78.6           286.5    $      69.7
                                                                               ==============                 ==============
Accumulated depreciation and amortization....................         (227.9)                        (216.8)
                                                                --------------                 --------------
PREMISES AND EQUIPMENT.......................................    $      78.6                    $      69.7
                                                                ==============                 ==============

Depreciation and amortization expense for premises and equipment for 2006, 2005 and 2004 totaled $12.1 million, $9.2 million and $11.3 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.7 million, $2.4 million and $6.7 million in 2006, 2005 and 2004, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $14.3 million as of December 31, 2006, payable as follows: 2007, $4.0 million; 2008, $2.7 million; 2009, $2.3 million; 2010, $1.9 million; 2011, $1.4 million; and thereafter, $2.0 million.


20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.8 million, $9.4 million and $8.2 million for 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $0.5 million and $0.0 million, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.7 million and $0.5 million as of December 31, 2006 and 2005, respectively. The variable product separate accounts fees retained by PXP were $1.8 million, $1.9 million and $3.2 million for 2006, 2005 and 2004, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 3% for the years ended December 31, 2005 and 2004, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2006 and 2005 were $54.0 million and $66.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $48.9 million, $45.3 million and $51.8 million for 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $0.5 million and $5.1 million, as of December 31, 2006 and 2005, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2006, 2005 and 2004, we incurred $50.1 million, $37.6 million and $32.4 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $2.4 million and $1.9 million as of December 31, 2006 and 2005, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2006, the Company had committed $181.4 million under such investments, of which $85.8 million is expected to be disbursed by December 31, 2007.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $19.4 million at December 31, 2006.

================================================================================
                                ESTATE STRATEGIES

================================================================================

                THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                 MAY 1, 2007


                                  ------------

      FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2007. You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
Phoenix Life Insurance Company........................................     2

The Separate Account..................................................     2

The Policy............................................................     3


Services..............................................................     3


Underwriter...........................................................     3

Performance History...................................................     3

Additional Information................................................     6

Voting Rights.........................................................     7

Safekeeping of the Separate Account's Assets..........................     7

State Regulation......................................................     7

Reports...............................................................     7

Experts ..............................................................     7

Separate Account Financial Statements.................................  SA-1

Company Financial Statements..........................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

[envelope]    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
              PO Box 8027
              Boston, Massachusetts 02266-8027

[telephone]   Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses, whether or not realized, of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B)
     ------------   -   (D)   where:
         (C)

(A) = the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B) = the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C) = the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D) = the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1. the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for 2 years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT
The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 31 Tech Valley Drive, East Greenbush, New York 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                               $2.2 Million
----------------------------------------------------------------------------
                  2005                               $1.9 Million
----------------------------------------------------------------------------
                  2006                               $1.5 Million
----------------------------------------------------------------------------
OTHER SERVICE PROVIDERS
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:

----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                                 $ 98,275
----------------------------------------------------------------------------
                  2005                                 $ 86,000
----------------------------------------------------------------------------
                  2006                                 $101,000

----------------------------------------------------------------------------


UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:
The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2006:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...........................1.000876
Calculation:
   Ending account value...............................1.000876
   Less beginning account value.......................1.000000
   Net change in account value........................0.000876
Base period return:
   (adjusted change/beginning account value)..........0.000876
Current annual yield = return x (365/7) =................4.57%
Effective annual yield = [(1 + return)365/7] - 1 =.......4.67%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.

------------------------------------------------------------------------------------------------------------------------------------

                           NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                    SERIES               INCEPTION DATE     1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          5/5/1993         6.30%       3.86%        4.93%         8.79%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                   5/2/1994        16.70%       7.06%        7.17%         9.64%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                               9/10/2001        11.24%       9.05%                      9.97%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  1/25/1995        19.26%       5.63%       10.82%        15.28%
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                   10/1/1997        15.52%       5.89%                      5.74%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           3/28/1994         4.14%       4.21%        5.43%         5.47%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          3/1/1994        10.80%       9.26%        5.56%         6.62%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       11/3/1997        11.59%      11.82%                      9.51%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                11/3/1997         5.30%       4.44%                      1.91%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              11/3/1997         6.73%       1.54%                      4.66%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                7/7/2000         4.30%       5.16%                      6.29%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                             1/6/1999        18.24%      12.36%                      9.68%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                      11/4/1997        16.07%       9.39%                      9.29%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       12/3/2001         9.33%       8.76%                      8.69%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                    12/11/1989       17.27%       7.93%       10.02%        12.25%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        9/15/1999        12.23%      11.14%                     14.91%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/8/1996        18.38%      10.22%       10.13%        10.35%
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    7/12/2002         5.25%                                  9.55%
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    7/12/2002        13.02%                                 14.37%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   9/18/2001         7.68%       2.78%                      5.47%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      7/13/2000        17.36%      12.03%                      5.78%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                  7/13/2000        14.66%      12.70%                     12.41%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                              12/31/1982        3.22%       1.34%        1.62%        11.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                            3/2/1998        17.18%       6.03%                      5.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               3/2/1998         4.13%       0.14%                      4.84%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                10/8/1982         4.41%       1.97%        3.47%         5.24%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                   12/31/1982        6.84%       7.93%        6.39%         9.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                 6/2/2003         5.71%                                  4.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                        9/17/1984        12.69%       5.49%        8.07%        10.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/1990        27.37%      15.43%        9.30%         9.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002        19.45%                                 19.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995        37.07%      26.92%       16.56%        18.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Aggressive Growth                                         2/3/2006                                               12.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth         2/3/2006                                                9.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate       2/3/2006                                                5.69%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate Growth                                           2/3/2006                                                8.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998        14.91%      13.96%                      9.32%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/2000       16.75%      15.16%                     16.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          3/2/1998        20.90%       6.84%                      8.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                 7/14/1997        14.21%       4.61%                      5.22%
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio       6/30/2004                                                1.51%
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            9/30/1999                                                0.04%
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           12/31/1997                                               3.09%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund      5/1/2003         8.11%                                 -2.58%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              5/7/1997        19.27%       4.92%                      4.41%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   5/1/2002        11.39%                                  7.70%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996        28.09%      25.47%        5.20%         5.19%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992        21.44%      11.29%        7.90%        10.12%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     11/28/1988       21.11%      12.86%        9.48%        10.65%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           3/15/1994        21.81%      10.63%        9.46%        10.17%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                 4/30/2003        12.58%                                 13.29%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/1999        36.00%      18.69%                     15.51%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/1995        37.16%      22.74%       15.18%        18.57%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/1999        19.70%      13.76%                     15.17%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/1995         7.87%      11.09%       11.78%        15.18%

-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


       The Dow Jones Industrial Average(SM) ("DJIA")
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) ("S&P 500")


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REDUCTION IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.


Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] total premiums expected to be paid,

[diamond] total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,

[diamond] where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

[diamond] internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities, in connection with the policies described in this prospectus.

                                                             [LOGO OF PHOENIX]
                                                                  PHOENIX

================================================================================

                                                                ANNUAL REPORT

                                                        PHOENIX LIFE VARIABLE
                                                       UNIVERSAL LIFE ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                   AIM V.I. CAPITAL                          AIM V.I. MID CAP      ALGER AMERICAN
                                                 APPRECIATION FUND -  AIM V.I. CORE EQUITY  CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                       CLASS I            FUND - CLASS I          CLASS I       PORTFOLIO - CLASS O
                                                 -------------------  --------------------  ------------------  -------------------
Assets:
  Investments at fair value                       $       8,134,247    $        4,623,374    $      5,219,426    $      13,373,497
    Shares                                       {          310,229}  {           169,852}  {         386,052}  {          322,408}
    Cost                                         {$       6,387,627}  {$        4,259,742}  {$      5,181,094}  {$       8,422,244}
                                                 -------------------  --------------------  ------------------  -------------------
  Total Assets                                    $       8,134,247    $        4,623,374    $      5,219,426    $      13,373,497

Liabilities:
  Payable to Phoenix Life Insurance Company       $               -    $                -    $              -    $               -
                                                 -------------------  --------------------  ------------------  -------------------
      Total Net Assets                            $       8,134,247    $        4,623,374    $      5,219,426    $      13,373,497
                                                 ===================  ====================  ==================  ===================
                                                 ===================  ====================  ==================  ===================
      Units Outstanding                                   7,910,657             4,236,965           4,349,214           16,097,436
                                                 ===================  ====================  ==================  ===================
      Unit Value
        Corporate Edge                            $            1.13    $             1.10    $           1.22    $            1.14
        Estate Edge(R)                            $            1.01    $             1.09    $           1.20    $            0.78
        Estate Strategies                         $            1.10    $                -    $           1.21    $               -
        Executive Benefit                         $            1.13    $             1.10    $              -    $               -
        Flex Edge, Flex Edge Success(R)
          Individual Edge(R) and Joint Edge(R)    $            1.02    $             1.09    $           1.20    $            0.80
        Phoenix Express VUL(SM)                   $               -    $                -    $              -    $               -
        The Phoenix Edge(R)                       $               -    $                -    $           1.21    $               -
        The Phoenix Edge(R)--SPVL                 $            1.13    $             1.10    $           1.22    $            1.10

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                   ANCHOR SERIES TRUST
                                              ANCHOR SERIES TRUST     GOVERNMENT &      ANCHOR SERIES TRUST   ANCHOR SERIES TRUST
                                             CAPITAL APPRECIATION     QUALITY BOND       GROWTH AND INCOME     GROWTH PORTFOLIO -
                                             PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1        CLASS 1
                                             -------------------   -------------------  --------------------  -------------------
Assets:
  Investments at fair value                   $       2,934,870     $         425,907    $          308,767    $       2,437,557
    Shares                                   {           71,865}   {           28,950}  {            27,993}  {           84,727}
    Cost                                     {$       2,345,284}   {$         416,408}  {$          348,447}  {$       2,257,360}
                                             -------------------   -------------------  --------------------  -------------------
  Total Assets                                $       2,934,870     $         425,907    $          308,767    $       2,437,557

Liabilities:
  Payable to Phoenix Life Insurance Company   $               -     $               -    $                -    $               -
                                             -------------------   -------------------  --------------------  -------------------
      Total Net Assets                        $       2,934,870     $         425,907    $          308,767    $       2,437,557
                                             ===================   ===================  ====================  ===================
                                             ===================   ===================  ====================  ===================
      Units Outstanding                                  29,097                 9,349                 7,213               24,065
                                             ===================   ===================  ====================  ===================
      Unit Value
        RSVP Variable Life                    $          107.84     $           31.43    $            44.14    $           68.95
        ICAP Plus Variable Life               $          100.78     $           45.62    $            42.72    $          103.95

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                ANCHOR SERIES
                                                                                                                    TRUST
                                              ANCHOR SERIES TRUST   ANCHOR SERIES TRUST   ANCHOR SERIES TRUST  STRATEGIC MULTI-
                                                 MONEY MARKET           MULTI-ASSET        NATURAL RESOURCES   ASSET PORTFOLIO -
                                             PORTFOLIO - CLASS 1     PORTFOLIO - CLASS 1  PORTFOLIO - CLASS 1       CLASS 1
                                             --------------------  ---------------------  -------------------  -----------------
Assets:
  Investments at fair value                   $          713,297    $         2,966,419    $         912,560    $     1,676,496
    Shares                                   {           713,297}  {            403,019}  {           17,309}  {        177,220}
    Cost                                     {$          713,297}  {$         4,029,212}  {$         399,936}  {$     1,640,988}
                                             --------------------  ---------------------  -------------------  -----------------
  Total Assets                                $          713,297    $         2,966,419    $         912,560    $     1,676,496

Liabilities:
  Payable to Phoenix Life Insurance Company   $                -    $                 -    $               -    $             -
                                             --------------------  ---------------------  -------------------  -----------------
      Total Net Assets                        $          713,297    $         2,966,419    $         912,560    $     1,676,496
                                             ====================  =====================  ===================  =================
                                             ====================  =====================  ===================  =================
      Units Outstanding                                   30,633                 68,726               10,325             36,026
                                             ====================  =====================  ===================  =================
      Unit Value
        RSVP Variable Life                    $            19.17    $             43.33    $           84.80    $         48.84
        ICAP Plus Variable Life               $            23.68    $             43.16    $           88.96    $         46.42

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                              FIDELITY VIP
                                                 DWS EQUITY 500   FEDERATED FUND FOR    FEDERATED HIGH        CONTRAFUND(R)
                                                INDEX FUND VIP -    U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                    CLASS A          SECURITIES II    II - PRIMARY SHARES         CLASS
                                                ----------------  ------------------  -------------------  -------------------
Assets:
  Investments at fair value                      $   38,443,495    $     35,432,221    $      14,777,742    $      67,672,381
    Shares                                      {     2,568,035}  {       3,124,533}  {        1,882,515}  {        2,156,544}
    Cost                                        {$   30,620,368}  {$     35,624,851}  {$      14,415,661}  {$      54,446,063}
                                                ----------------  ------------------  -------------------  -------------------
  Total Assets                                   $   38,443,495    $     35,432,221    $      14,777,742    $      67,672,381

Liabilities:
  Payable to Phoenix Life Insurance Company      $            -    $              -    $               -    $               -
                                                ----------------  ------------------  -------------------  -------------------
      Total Net Assets                           $   38,443,495    $     35,432,221    $      14,777,742    $      67,672,381
                                                ================  ==================  ===================  ===================
                                                ================  ==================  ===================  ===================
      Units Outstanding                              27,784,671          25,745,833           10,839,429           48,160,000
                                                ================  ==================  ===================  ===================

      Unit Value
        Corporate Edge                           $         1.42    $           1.35    $            1.55    $            1.61
        Estate Edge(R)                           $         1.36    $           1.38    $            1.36    $            1.35
        Estate Strategies                        $         1.39    $           1.25    $            1.51    $            1.66
        Executive Benefit                        $         1.42    $           1.27    $               -    $            1.71
        Flex Edge, Flex Edge Success(R)
          Individual Edge(R) and Joint Edge(R)   $         1.36    $           1.40    $            1.35    $            1.37
        Phoenix Express VUL(SM)                  $            -    $              -    $               -    $               -
        The Phoenix Edge(R)                      $         1.38    $           1.25    $            1.40    $            1.56
        The Phoenix Edge(R)--SPVL                $         1.42    $           1.30    $            1.47    $            1.70

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH
                                                 OPPORTUNITIES     FIDELITY VIP GROWTH  FRANKLIN INCOME       LAZARD RETIREMENT
                                              PORTFOLIO - SERVICE  PORTFOLIO - SERVICE  SECURITIES FUND -    SMALL CAP PORTFOLIO
                                                      CLASS                CLASS             CLASS 2          - SERVICE SHARES
                                              -------------------  -------------------  -------------------  -------------------
Assets:
  Investments at fair value                    $       5,031,976    $      17,010,205    $         833,289    $       2,222,938
    Shares                                    {          277,398}  {          476,210}  {           48,000}  {          128,420}
    Cost                                      {$       4,144,980}  {$      13,565,165}  {$         787,250}  {$       2,045,916}
                                              -------------------  -------------------  -------------------  -------------------
  Total Assets                                 $       5,031,976    $      17,010,205    $         833,289    $       2,222,938

Liabilities:
  Payable to Phoenix Life Insurance Company    $               -    $               -    $               -    $               -
                                              -------------------  -------------------  -------------------  -------------------
    Total Net Assets                           $       5,031,976    $      17,010,205    $         833,289    $       2,222,938
                                              ===================  ===================  ===================  ===================
                                              ===================  ===================  ===================  ===================
    Units Outstanding                                  5,607,056           23,252,110              747,699            1,759,075
                                              ===================  ===================  ===================  ===================

    Unit Value
      Corporate Edge                           $           1.18     $            0.86    $               -    $            1.28
      Estate Edge(R)                           $           0.87     $            0.71    $            1.11    $            1.26
      Estate Strategies                        $              -     $            0.98    $               -    $            1.27
      Executive Benefit                        $              -     $               -    $               -    $               -
      Flex Edge, Flex Edge Success(R)
        Individual Edge(R) and Joint Edge(R)   $           0.86     $            0.72    $            1.11    $            1.26
      Phoenix Express VUL(SM)                  $              -     $               -    $               -    $               -
      The Phoenix Edge(R)                      $              -     $            0.86    $            1.12    $               -
      The Phoenix Edge(R)--SPVL                $           1.18     $            0.86    $            1.12    $            1.28

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                       LORD ABBETT BOND-    LORD ABBETT GROWTH      LORD ABBETT MID-       MUTUAL SHARES
                                      DEBENTURE PORTFOLIO        AND INCOME        CAP VALUE PORTFOLIO   SECURITIES FUND -
                                         - CLASS VC         PORTFOLIO - CLASS VC        - CLASS VC            CLASS 2
                                      -------------------   --------------------   -------------------   -----------------
Assets:
   Investments at fair value           $       4,805,782     $       25,175,203     $      11,048,633     $   42,791,159
      Shares                          {          405,893}   {           858,050}   {          507,284}   {     2,090,432}
      Cost                            {$       4,736,392}   {$       22,875,468}   {$      10,351,569}   {$   33,860,796}
                                      -------------------   --------------------   -------------------   -----------------
   Total Assets                        $       4,805,782     $       25,175,203     $      11,048,633     $   42,791,159

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $             -       $              -       $             -       $           -
                                      -------------------   --------------------   -------------------   -----------------
      Total Net Assets                 $       4,805,782     $       25,175,203     $      11,048,633     $    42,791,159
                                      ===================   ====================   ===================   =================
                                      ===================   ====================   ===================   =================
      Units Outstanding                        4,309,803             20,534,768             9,130,694          22,061,057
                                      ===================   ====================   ===================   =================
      Unit Value
         Corporate Edge                $            1.13     $             1.24     $            1.23     $          1.60
         Estate Edge(R)                $            1.11     $             1.22     $            1.21     $          2.03
         Estate Strategies             $            1.12     $             1.23     $            1.22     $          1.56
         Executive Benefit             $             -       $              -       $             -       $          1.60
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)           $            1.11     $             1.22     $            1.21     $          2.00
         Phoenix Express VUL(SM)       $             -       $              -       $             -       $           -
         The Phoenix Edge(R)           $            1.12     $             1.23     $            1.22     $          1.84
         The Phoenix Edge(R)--SPVL     $            1.13     $             1.24     $            1.23     $          1.65

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         OPPENHEIMER           OPPENHEIMER
                                        NEUBERGER BERMAN       NEUBERGER BERMAN     CAPITAL APPRECIATION    GLOBAL SECURITIES
                                          AMT FASCIANO           AMT GUARDIAN         FUND/VA - SERVICE     FUND/VA - SERVICE
                                      PORTFOLIO - S CLASS    PORTFOLIO - S CLASS            SHARES                SHARES
                                      -------------------    -------------------    --------------------    -----------------
Assets:
   Investments at fair value           $           5,160      $         107,373      $          450,789      $       464,999
      Shares                          {              355}    {            5,458}    {            10,970}    {         12,743}
      Cost                            {$           5,016}    {$          99,521}    {$          409,834}    {$       429,063}
                                      -------------------    -------------------    --------------------    -----------------
   Total Assets                        $           5,160      $         107,373      $          450,789      $       464,999

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $             -        $             -        $              -        $           -
                                      -------------------    -------------------    --------------------    -----------------
      Total Net Assets                 $           5,160      $         107,373      $          450,789      $       464,999
                                      ===================    ===================    ====================    =================
                                      ===================    ===================    ====================    ==================
      Units Outstanding                            5,337                101,289                 442,191              435,869
                                      ===================    ===================    ====================    =================
      Unit Value
         Corporate Edge                $             -        $            1.07      $              1.02     $           -
         Estate Edge(R)                $             -        $            1.06      $              1.02     $          1.07
         Estate Strategies             $             -        $             -        $               -       $           -
         Executive Benefit             $             -        $             -        $               -       $           -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)           $            0.97      $            1.06      $              1.02     $          1.07
         Phoenix Express VUL(SM)       $             -        $             -        $               -       $           -
         The Phoenix Edge(R)           $             -        $             -        $               -       $           -
         The Phoenix Edge(R)--SPVL     $             -        $            1.07      $               -       $           -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                           OPPENHEIMER MAIN
                                           STREET SMALL CAP
                                           FUND/VA - SERVICE      PHOENIX CAPITAL     PHOENIX GROWTH AND      PHOENIX MID-CAP
                                                SHARES             GROWTH SERIES         INCOME SERIES         GROWTH SERIES
                                         -------------------    -----------------    -------------------    ------------------
Assets:
   Investments at fair value              $         279,443      $   186,428,207      $      38,733,910      $     37,703,727
      Shares                             {           14,723}    {     12,253,572}    {        2,669,278}    {       2,800,517}
      Cost                               {$         264,561}    {$   221,540,935}    {$      31,579,503}    {$     40,043,174}
                                         -------------------    -----------------    -------------------    ------------------
   Total Assets                           $         279,443      $   186,428,207      $      38,733,910      $     37,703,727

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $             -        $           -        $             -        $            -
                                         -------------------    -----------------    -------------------    ------------------
      Total Net Assets                    $         279,443      $   186,428,207      $      38,733,910      $     37,703,727
                                         ===================    =================    ===================    ==================
                                         ===================    =================    ===================    ==================
      Units Outstanding                             279,030           50,796,953             26,367,345            27,966,980
                                         ===================    =================    ===================    ==================
      Unit Value
         Corporate Edge                   $             -        $          0.94      $            1.28      $           0.76
         Estate Edge(R)                   $            1.00      $          3.79      $            1.44      $           1.35
         Estate Strategies                $             -        $          0.92      $            1.25      $            -
         Executive Benefit                $             -        $          0.88      $             -        $           0.83
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $            1.00      $          3.79      $            1.51      $           1.38
         Phoenix Express VUL(SM)          $             -        $           -        $             -        $            -
         The Phoenix Edge(R)              $             -        $          4.02      $            1.43      $           1.29
         The Phoenix Edge(R)--SPVL        $             -        $          0.64      $            1.41      $           0.78

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                PHOENIX MULTI-      PHOENIX MULTI-
                                           PHOENIX MONEY        SECTOR FIXED      SECTOR SHORT TERM     PHOENIX STRATEGIC
                                           MARKET SERIES        INCOME SERIES        BOND SERIES        ALLOCATION SERIES
                                         -----------------    ----------------    -----------------    -------------------
Assets:
   Investments at fair value              $    60,133,477      $   93,566,219      $    10,020,634      $      75,168,623
      Shares                             {      6,013,348}    {    10,118,293}    {      1,000,967}    {        5,652,559}
      Cost                               {$    60,133,477}    {$   94,020,190}    {$    10,045,559}    {$      77,972,669}
                                         -----------------    ----------------    -----------------    -------------------
   Total Assets                           $    60,133,477      $   93,566,219      $    10,020,634      $      75,168,623

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $           -        $          -        $           -        $             -
                                         -----------------    ----------------    -----------------    -------------------
      Total Net Assets                    $    60,133,477      $   93,566,219      $    10,020,634      $      75,168,623
                                         =================    ================    =================    ===================
                                         =================    ================    =================    ===================
         Units Outstanding                     35,146,233          26,435,159            8,836,240             16,980,223
                                         =================    ================    =================    ===================
         Unit Value
            Corporate Edge                $          1.16      $         1.51      $          1.16      $            1.34
            Estate Edge(R)                $          1.79      $         3.58      $          1.13      $            4.66
            Estate Strategies             $          1.09      $         1.47      $          1.15      $            1.29
            Executive Benefit             $          1.13      $         1.51      $           -        $            1.34
            Flex Edge, Flex Edge
               Success(R)
               Individual Edge(R) and
                  Joint Edge(R)           $          1.79      $         3.58      $          1.13      $            4.66
            Phoenix Express VUL(SM)       $           -        $          -        $           -        $             -
            The Phoenix Edge(R)           $          2.23      $         4.10      $          1.14      $            4.97
            The Phoenix Edge(R)--SPVL     $          1.15      $         1.57      $          1.16      $            1.33

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                              PHOENIX-S&P
                                                                                         PHOENIX-DUFF &      DYNAMIC ASSET
                                           PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL   PHELPS REAL ESTATE   ALLOCATION SERIES:
                                         INTERNATIONAL SERIES    CAP GROWTH SERIES    SECURITIES SERIES    AGGRESSIVE GROWTH
                                         --------------------   -------------------   ------------------   ------------------
Assets:
   Investments at fair value              $      105,043,552     $      15,016,222     $     46,223,746     $      1,165,863
      Shares                             {         5,901,388}   {          805,155}   {       1,298,120}   {         104,573}
      Cost                               {$       83,321,705}   {$      13,681,610}   {$     25,390,681}   {$      1,069,510}
                                         --------------------   -------------------   ------------------   ------------------
   Total Assets                           $      105,043,552     $      15,016,222     $     46,223,746     $      1,165,863

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $              -       $             -       $            -       $            -
                                         --------------------   -------------------   ------------------   ------------------
      Total Net Assets                    $      105,043,552     $      15,016,222     $     46,223,746     $      1,165,863
                                         ====================   ===================   ==================   ==================
                                         ====================   ===================   ==================   ==================
      Units Outstanding                           30,186,745             7,108,285            8,740,707            1,042,730
                                         ====================   ===================   ==================   ==================
      Unit Value
         Corporate Edge                   $             1.61     $            2.18     $           3.66     $            -
         Estate Edge(R)                   $             3.66     $            2.11     $           5.58     $           1.12
         Estate Strategies                $             1.85     $            2.14     $           3.34     $            -
         Executive Benefit                $              -       $            2.18     $           3.42     $            -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $             3.66     $            2.11     $           5.57     $           1.12
         Phoenix Express VUL(SM)          $              -       $             -       $             -      $            -
         The Phoenix Edge(R)              $             3.85     $            2.13     $           5.76     $            -
         The Phoenix Edge(R)--SPVL        $             1.54     $            2.18     $           3.61     $           1.13

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                          PHOENIX-S&P             PHOENIX-S&P         PHOENIX-S&P
                                         DYNAMIC ASSET           DYNAMIC ASSET        DYNAMIC ASSET        PHOENIX-SANFORD
                                       ALLOCATION SERIES:     ALLOCATION SERIES:    ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                            GROWTH                 MODERATE          MODERATE GROWTH        VALUE SERIES
                                      -------------------    -------------------   -------------------   -------------------
Assets:
   Investments at fair value           $       3,793,949      $         359,282     $         962,407     $      38,669,699
      Shares                          {          349,126}    {           34,502}   {           89,765}   {        2,737,887}
      Cost                            {$       3,572,931}    {$         360,939}   {$         915,714}   {$      31,007,244}
                                      -------------------    -------------------   -------------------   -------------------
   Total Assets                        $       3,793,949      $         359,282     $         962,407     $      38,669,699

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $             -        $             -       $             -       $             -
                                      -------------------    -------------------   -------------------   -------------------
      Total Net Assets                 $       3,793,949      $         359,282     $         962,407     $      38,669,699
                                      ===================    ===================   ===================   ===================
                                      ===================    ===================   ===================   ===================
      Units Outstanding                        3,465,059                342,412               890,941            18,879,641
                                      ===================    ===================   ===================   ===================
      Unit Value
         Corporate Edge                $            1.10      $             -       $            1.09    $            2.23
         Estate Edge(R)                $            1.09      $            1.05     $            1.08    $            1.97
         Estate Strategies             $             -        $             -       $             -      $            2.12
         Executive Benefit             $             -        $             -       $             -      $            2.24
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)           $            1.09      $            1.05     $            1.08    $            2.05
         Phoenix Express VUL(SM)       $             -        $             -       $             -      $             -
         The Phoenix Edge(R)           $             -        $             -       $             -      $            2.31
         The Phoenix Edge(R)--SPVL     $            1.10      $             -       $            1.09    $            2.60

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           PIMCO VIT
                                                                                                           COMMODITY
                                         PHOENIX-SANFORD       PHOENIX-VAN         PHOENIX-VAN        REALRETURN STRATEGY
                                         BERNSTEIN SMALL-    KAMPEN COMSTOCK     KAMPEN EQUITY 500    PORTFOLIO - ADVISOR
                                         CAP VALUE SERIES         SERIES           INDEX SERIES              CLASS
                                         ----------------    ----------------    -----------------    -------------------
Assets:
   Investments at fair value              $   24,109,139      $   41,459,860      $    55,894,134      $         344,236
      Shares                             {     1,415,241}    {     3,023,075}    {      4,379,262}    {           30,463}
                                         ----------------    ----------------    -----------------    -------------------
      Cost                               {$   19,923,412}    {$   38,481,670}    {$    55,168,867}    {$         366,075}
                                         ----------------    ----------------    -----------------    -------------------
   Total Assets                           $   24,109,139      $   41,459,860      $    55,894,134      $         344,236

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $          -        $          -        $           -        $             -
                                         ----------------    ----------------    -----------------    -------------------
      Total Net Assets                    $   24,109,139      $   41,459,860      $    55,894,134      $         344,236
                                         ================    ================    =================    ===================
                                         ================    ================    =================    ===================
      Units Outstanding                       10,242,002          22,954,480           37,558,202                360,513
                                         ================    ================    =================    ===================
      Unit Value
         Corporate Edge                   $         2.19      $         1.19      $          1.08      $             -
         Estate Edge(R)                   $         2.24      $         1.87      $          1.52      $            0.95
         Estate Strategies                $         2.11      $         1.24      $          1.17      $             -
         Executive Benefit                $         2.16      $         1.24      $          1.18      $             -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $         2.42      $         1.92      $          1.52      $            0.95
         Phoenix Express VUL(SM)          $          -        $          -        $           -        $             -
         The Phoenix Edge(R)              $         2.10      $         1.86      $          1.48      $             -
         The Phoenix Edge(R)--SPVL        $         2.16      $         1.19      $          1.14      $             -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         RYDEX VARIABLE
                                          PIMCO VIT REAL         PIMCO VIT TOTAL         TRUST INVERSE
                                         RETURN PORTFOLIO -     RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                           ADVISOR CLASS          ADVISOR CLASS             BOND FUND        TRUST NOVA FUND
                                         ------------------     ------------------      ----------------     ----------------
Assets:
   Investments at fair value              $        166,134       $        582,300        $      302,479       $      499,967
      Shares                             {          13,925}     {          57,539}      {        14,035}     {        49,550}
      Cost                               {$        172,881}     {$        582,132}      {$      343,475}     {$      332,848}
                                         ------------------     ------------------      ----------------     ----------------
   Total Assets                           $        166,134       $        582,300        $      302,479       $      499,967

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $            -         $            -          $          -         $          -
                                         ------------------     ------------------      ----------------     ----------------
      Total Net Assets                    $        166,134       $        582,300        $      302,479       $      499,967
                                         ==================     ==================      ================     ================
                                         ==================     ==================      ================     ================
      Units Outstanding                            162,839                561,852               318,712              295,602
                                         ==================     ==================      ================     ================
      Unit Value
         Corporate Edge                   $           1.02       $            -          $         0.97       $         1.74
         Estate Edge(R)                   $           1.02       $           1.04        $         0.94       $         1.69
         Estate Strategies                $            -         $            -          $          -         $          -
         Executive Benefit                $            -         $            -          $          -         $          -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $           1.02       $           1.04        $         0.94       $         1.69
         Phoenix Express VUL(SM)          $            -         $            -          $          -         $          -
         The Phoenix Edge(R)              $            -         $            -          $          -         $          -
         The Phoenix Edge(R)--SPVL        $           1.02       $            -          $         0.97       $          -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                 TEMPLETON
                                         RYDEX VARIABLE     DEVELOPING MARKETS     TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                          TRUST SECTOR       SECURITIES FUND -     SECURITIES FUND -     ASSET ALLOCATION
                                         ROTATION FUND            CLASS 2              CLASS 2            FUND - CLASS 2
                                         --------------     ------------------     -----------------     ----------------
Assets:
   Investments at fair value              $  1,667,775       $      4,576,004       $    25,791,077       $    1,115,004
      Shares                             {     123,814}     {         331,834}     {      1,377,728}     {        51,265}
      Cost                               {$  1,402,574}     {$      2,991,660}     {$    18,454,522}     {$      981,043}
                                         --------------     ------------------     -----------------     ----------------
   Total Assets                           $  1,667,775       $      4,576,004       $    25,791,077       $    1,115,004

Liabilities:
   Payable to Phoenix Life
      Insurance Company                   $        -         $            -         $           -         $          -
                                         --------------     ------------------     -----------------     ----------------
      Total Net Assets                    $  1,667,775       $      4,576,004       $    25,791,077       $    1,115,004
                                         ==============     ==================     =================     ================
                                         ==============     ==================     =================     ================
      Units Outstanding                      1,053,409              1,547,869            15,821,267              577,698
                                         ==============     ==================     =================     ================
      Unit Value
         Corporate Edge                   $       1.63       $           2.91       $          1.51       $         1.76
         Estate Edge(R)                   $       1.58       $           2.96       $          1.57       $         1.95
         Estate Strategies                $        -         $            -         $          1.54       $          -
         Executive Benefit                $        -         $            -         $          1.57       $          -
         Flex Edge, Flex Edge
            Success(R)
            Individual Edge(R) and
               Joint Edge(R)              $       1.58       $           2.96       $          1.68       $         1.91
         Phoenix Express VUL(SM)          $        -         $            -         $           -         $          -
         The Phoenix Edge(R)              $        -         $           2.92       $          1.67       $          -
         The Phoenix Edge(R)--SPVL        $       1.63       $           2.91       $          1.51       $         1.65

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                  TEMPLETON GROWTH     VAN KAMPEN UIF                                  WANGER
                                                  SECURITIES FUND -   EQUITY AND INCOME          WANGER          INTERNATIONAL SMALL
                                                       CLASS 2       PORTFOLIO - CLASS II  INTERNATIONAL SELECT          CAP
                                                  -----------------  --------------------  --------------------  -------------------
Assets:
   Investments at fair value                       $    23,091,136    $          241,702    $       14,342,614    $      68,022,181
      Shares                                      {      1,449,538}  {            16,233}  {           538,791}  {        1,628,493}
      Cost                                        {$    16,401,407}  {$          229,068}  {$        8,288,283}  {$      37,061,878}
                                                  -----------------  --------------------  --------------------  -------------------
   Total Assets                                    $    23,091,136    $          241,702    $       14,342,614    $      68,022,181

Liabilities:
   Payable to Phoenix Life Insurance Company       $           -      $              -      $              -      $             -
                                                  -----------------  --------------------  --------------------  -------------------
      Total Net Assets                             $    23,091,136    $          241,702    $       14,342,614    $      68,022,181
                                                  =================  ====================  ====================  ===================
                                                  =================  ====================  ====================  ===================
      Units Outstanding                                 11,184,006               224,305             5,240,451           18,094,108
                                                  =================  ====================  ====================  ===================
      Unit Value
         Corporate Edge                            $          1.64    $             1.08    $             1.73    $            2.10
         Estate Edge(R)                            $          2.15    $             1.08    $             2.61    $            3.89
         Estate Strategies                         $          1.61    $              -      $             2.00    $            2.33
         Executive Benefit                         $           -      $              -      $              -      $            2.38
         Flex Edge, Flex Edge Success(R)
            Individual Edge(R) and Joint Edge(R)   $          2.11    $             1.08    $             3.05    $            3.89
         Phoenix Express VUL(SM)                   $           -      $              -      $              -      $             -
         The Phoenix Edge(R)                       $          1.60    $              -      $             1.34    $            4.01
         The Phoenix Edge(R)--SPVL                 $          1.63    $             1.08    $             1.79    $            2.17

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                      WANGER U.S.
                                                             WANGER SELECT         SMALLER COMPANIES
                                                            ----------------       -----------------
Assets:
   Investments at fair value                                 $   16,533,158         $    85,779,337
      Shares                                                {       632,242}       {      2,359,166}
      Cost                                                  {$   10,991,413}       {$    49,725,333}
                                                            ----------------       -----------------
   Total Assets                                              $   16,533,158         $    85,779,337

Liabilities:
   Payable to Phoenix Life Insurance Company                 $          -           $           -
                                                            ----------------       -----------------
      Total Net Assets                                       $   16,533,158         $    85,779,337
                                                            ================       =================
                                                            ================       =================
      Units Outstanding                                           6,289,319              29,901,301
                                                            ================       =================
      Unit Value
         Corporate Edge                                      $         2.07         $          2.00
         Estate Edge(R)                                      $         2.36         $          2.92
         Estate Strategies                                   $         2.03         $          1.68
         Executive Benefit                                   $         2.16         $          1.72
         Flex Edge, Flex Edge Success(R)
            Individual Edge(R) and Joint Edge(R)             $         2.98         $          2.92
         Phoenix Express VUL(SM)                             $          -           $           -
         The Phoenix Edge(R)                                 $         2.02         $          2.96
         The Phoenix Edge(R)--SPVL                           $         2.08         $          1.99

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2006

                                            AIM V.I. CAPITAL                            AIM V.I. MID CAP      ALGER AMERICAN
                                          APPRECIATION FUND -   AIM V.I. CORE EQUITY   CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                CLASS I            FUND - CLASS I            CLASS I        PORTFOLIO - CLASS O
                                          -------------------   --------------------    -----------------   -------------------
Income:
   Dividends                               $           4,595     $           26,024      $        48,874     $             -
Expenses:
   Mortality and expense fees                         52,743                 18,457               36,126                89,266
   Administrative fees                                   -                      -                     -                    -
                                          -------------------   --------------------    -----------------   -------------------
Net investment income (loss)                         (48,148)                 7,567               12,748               (89,266)
                                          -------------------   --------------------    -----------------   -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                      (1,464)                26,293               23,704               501,029
   Realized gain distributions                           -                      -                520,749                   -
                                          -------------------   --------------------    -----------------   -------------------
   Realized gain (loss)                               (1,464)                26,293              544,453               501,029
                                          -------------------   --------------------    -----------------   -------------------
Change in unrealized appreciation
   (depreciation) during the year                    455,631                363,632              (43,030)            1,810,351
                                          -------------------   --------------------    -----------------   -------------------
Net increase (decrease) in net
   assets from operations                  $         406,019     $          397,492      $       514,171     $       2,222,114
                                          ===================   ====================    =================   ===================

                                                                 ANCHOR SERIES TRUST
                                           ANCHOR SERIES TRUST      GOVERNMENT &        ANCHOR SERIES TRUST  ANCHOR SERIES TRUST
                                          CAPITAL APPRECIATION      QUALITY BOND         GROWTH AND INCOME     GROWTH PORTFOLIO -
                                           PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1    PORTFOLIO - CLASS 1        CLASS 1
                                          --------------------  --------------------    -------------------  --------------------
Income:
   Dividends                               $           4,022     $            15,407      $         1,594     $           14,638
Expenses:
   Mortality and expense fees                          7,875                   1,109                  824                  6,728
   Administrative fees                                 5,294                     772                  503                  4,201
                                          -------------------   ---------------------    -----------------   --------------------
Net investment income (loss)                          (9,147)                 13,526                  267                  3,709
                                          -------------------   ---------------------    -----------------   --------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                      53,121                     196                  (64)                21,525
   Realized gain distributions                         6,120                     -                 30,653                216,040
                                          -------------------   ---------------------    -----------------   --------------------
   Realized gain (loss)                               59,241                     196               30,589                237,565
                                          -------------------   ---------------------    -----------------   --------------------
Change in unrealized appreciation
   (depreciation) during the year                    246,631                  (1,977)              (1,210)                46,260
                                          -------------------   ---------------------    -----------------   --------------------
Net increase (decrease) in net assets
   from operations                         $         296,725     $            11,745      $        29,646     $          287,534
                                          ===================   =====================    =================   ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           ANCHOR SERIES TRUST
                                         ANCHOR SERIES TRUST   ANCHOR SERIES TRUST   ANCHOR SERIES TRUST     STRATEGIC MULTI-
                                             MONEY MARKET          MULTI-ASSET         NATURAL RESOURCES    ASSET PORTFOLIO -
                                          PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1   PORTFOLIO - CLASS 1       CLASS 1
                                         --------------------  --------------------  --------------------  -------------------
Income:
   Dividends                             $            22,717   $            48,047   $             6,401   $           25,278
Expenses:
   Mortality and expense fees                          1,632                 7,829                 2,775                4,815
   Administrative fees                                   935                 5,122                 1,511                2,835
                                         --------------------  --------------------  --------------------  -------------------
Net investment income (loss)                          20,150                35,096                 2,115               17,628
                                         --------------------  --------------------  --------------------  -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                         -                 (35,846)               22,356                 (318)
   Realized gain distributions                           -                 248,305                26,460                9,027
                                         --------------------   -------------------   -------------------   ------------------
   Realized gain (loss)                                  -                 212,459                48,816                8,709
                                         --------------------   -------------------   -------------------   ------------------
Change in unrealized appreciation
   (depreciation) during the year                        -                 (44,891)              134,892              145,971
                                         --------------------   -------------------   -------------------   ------------------
Net increase (decrease) in net assets
   from operations                       $            20,150    $          202,664    $          185,823    $         172,308
                                         ====================   ===================   ===================   ==================

                                                                                                              FIDELITY VIP
                                          DWS EQUITY 500     FEDERATED FUND FOR       FEDERATED HIGH          CONTRAFUND(R)
                                         INDEX FUND VIP -     U.S. GOVERNMENT        INCOME BOND FUND      PORTFOLIO - SERVICE
                                             CLASS A           SECURITIES II        II - PRIMARY SHARES           CLASS
                                         ----------------    ------------------     -------------------    -------------------
Income:
   Dividends                             $       352,747     $       1,354,277      $          883,242     $          696,069
Expenses:
   Mortality and expense fees                    165,013               226,039                  88,041                412,899
   Administrative fees                               -                     -                       -                      -
                                         ----------------    ------------------     -------------------    -------------------
Net investment income (loss)                     187,734             1,128,238                 795,201                283,170
                                         ----------------    ------------------     -------------------    -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares                                  75,481                44,660                  88,675                973,223
   Realized gain distributions                       -                     -                       -                5,331,278
                                         ----------------    ------------------     -------------------    -------------------
   Realized gain (loss)                           75,481                44,660                  88,675              6,304,501
                                         ----------------    ------------------     -------------------    -------------------

Change in unrealized appreciation
   (depreciation) during the year              4,128,019                 4,034                 292,392               (375,622)
                                         ----------------    ------------------     -------------------    -------------------
Net increase (decrease) in net assets
   from operations                       $     4,391,234     $       1,176,932      $        1,176,268     $        6,212,049
                                         ================    ==================     ===================    ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         FIDELITY VIP GROWTH
                                            OPPORTUNITIES       FIDELITY VIP GROWTH    FRANKLIN INCOME       LAZARD RETIREMENT
                                         PORTFOLIO - SERVICE    PORTFOLIO - SERVICE    SECURITIES FUND -    SMALL CAP PORTFOLIO
                                               CLASS                   CLASS               CLASS 2           - SERVICE SHARES
                                         --------------------   -------------------    -----------------    -------------------
Income:
   Dividends                             $            22,127    $           46,751     $         1,526      $              -
Expenses:
   Mortality and expense fees                         28,057               119,665               1,762                  15,646
   Administrative fees                                   -                     -                   -                       -
                                         --------------------   -------------------    ----------------     -------------------
Net investment income (loss)                          (5,930)              (72,914)               (236)                (15,646)
                                         --------------------   -------------------    ----------------     -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                      6,434               138,606                 815                  18,725
   Realized gain distributions                           -                     -                   204                 167,672
                                         --------------------   -------------------    ----------------     -------------------
   Realized gain (loss)                                6,434               138,606               1,019                 186,397
                                         --------------------   -------------------    ----------------     -------------------

Change in unrealized appreciation
   (depreciation) during the year                    242,505               907,750              46,039                 127,892
                                         --------------------   -------------------    ----------------     -------------------
Net increase (decrease) in net assets
   from operations                       $           243,009    $          973,442     $        46,822      $          298,643
                                         ====================   ===================    ================     ===================

                                          LORD ABBETT BOND-      LORD ABBETT GROWTH      LORD ABBETT MID-       MUTUAL SHARES
                                         DEBENTURE PORTFOLIO         AND INCOME        CAP VALUE PORTFOLIO    SECURITIES FUND -
                                             - CLASS VC         PORTFOLIO - CLASS VC       - CLASS VC              CLASS 2
                                         --------------------   --------------------   -------------------  --------------------
Income:
   Dividends                             $           274,855    $           298,194    $           53,121   $           474,523
Expenses:
   Mortality and expense fees                         27,071                160,358                75,213               252,676
   Administrative fees                                   -                      -                     -                     -
                                         --------------------   --------------------   -------------------  --------------------
Net investment income (loss)                         247,784                137,836               (22,092)              221,847
                                         --------------------   --------------------   -------------------  --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                     12,220                 43,482                26,157                37,167
   Realized gain distributions                           -                  799,067               827,692             1,208,487
                                         --------------------   --------------------   -------------------  --------------------
   Realized gain (loss)                               12,220                842,549               853,849             1,245,654
                                         --------------------   --------------------   -------------------  --------------------
Change in unrealized appreciation
   (depreciation) during the year                    119,206              2,457,372               301,016             4,565,742
                                         --------------------   --------------------   -------------------  --------------------
Net increase (decrease) in net assets
   from operations                       $           379,210    $         3,437,757    $        1,132,773   $         6,033,243
                                         ====================   ====================   ===================  ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                           OPPENHEIMER           OPPENHEIMER
                                          NEUBERGER BERMAN       NEUBERGER BERMAN      CAPITAL APPRECIATION   GLOBAL SECURITIES
                                             AMT FASCIANO           AMT GUARDIAN         FUND/VA - SERVICE    FUND/VA - SERVICE
                                         PORTFOLIO - S CLASS    PORTFOLIO - S CLASS           SHARES                SHARES
                                         -------------------    -------------------    -------------------    ------------------
Income:
   Dividends                             $             -        $              588     $              -       $             -
Expenses:
   Mortality and expense fees                            16                    284                  1,204                   959
   Administrative fees                                 -                       -                      -                     -
                                         -------------------    -------------------    -------------------    ------------------
Net investment income (loss)                            (16)                   304                 (1,204)                 (959)
                                         -------------------    -------------------    -------------------    ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                        (2)                     4                     88                   499
   Realized gain distributions                          125                    -                      -                     -
                                         -------------------    -------------------    -------------------    ------------------
   Realized gain (loss)                                 123                      4                     88                   499
                                         -------------------    -------------------    -------------------    ------------------
Change in unrealized appreciation
   (depreciation) during the year                       144                  7,852                 40,955                35,936
                                         -------------------    -------------------    -------------------    ------------------
Net increase (decrease) in net assets
   from operations                       $              251     $            8,160     $           39,839     $          35,476
                                         ===================    ===================    ===================    ==================

                                          OPPENHEIMER MAIN
                                          STREET SMALL CAP
                                         FUND/VA - SERVICE        PHOENIX CAPITAL     PHOENIX GROWTH AND      PHOENIX MID-CAP
                                               SHARES              GROWTH SERIES         INCOME SERIES         GROWTH SERIES
                                         -----------------      ------------------    -------------------    ------------------
Income:
   Dividends                             $            -         $         367,458     $          389,853     $             -
Expenses:
   Mortality and expense fees                         545               1,394,506                252,553               170,396
   Administrative fees                                -                       -                      -                     -
                                         -----------------      ------------------    -------------------    ------------------
Net investment income (loss)                         (545)             (1,027,048)               137,300              (170,396)
                                         -----------------      ------------------    -------------------    ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                      25              (5,630,460)               188,298              (402,923)
   Realized gain distributions                        -                       -                      -                     -
                                         -----------------      ------------------    -------------------    ------------------
   Realized gain (loss)                                25              (5,630,460)               188,298              (402,923)
                                         -----------------      ------------------    -------------------    ------------------
Change in unrealized appreciation
   (depreciation) during the year                  14,882              10,077,759              4,979,906               982,815
                                         -----------------      ------------------    -------------------    ------------------
Net increase (decrease) in net assets
   from operations                       $         14,362       $       3,420,251     $        5,305,504     $         409,496
                                         =================      ==================    ===================    ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                 PHOENIX MULTI-          PHOENIX MULTI-
                                            PHOENIX MONEY         SECTOR FIXED         SECTOR SHORT TERM      PHOENIX STRATEGIC
                                            MARKET SERIES         INCOME SERIES           BOND SERIES         ALLOCATION SERIES
                                         ------------------     ----------------      ------------------     -------------------
Income:
   Dividends                             $       2,635,259      $     4,927,521       $         459,281      $        1,932,678
Expenses:
   Mortality and expense fees                      439,468              603,399                  67,747                 575,871
   Administrative fees                                 -                    -                       -                       -
                                         ------------------     ----------------      ------------------     -------------------
Net investment income (loss)                     2,195,791            4,324,122                 391,534               1,356,807
                                         ------------------     ----------------      ------------------     -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                      -                 50,571                   8,924                 365,145
   Realized gain distributions                         -                    -                       -                 9,056,670
                                         ------------------     ----------------      ------------------     -------------------
   Realized gain (loss)                                -                 50,571                   8,924               9,421,815
                                         ------------------     ----------------      ------------------     -------------------
Change in unrealized appreciation
   (depreciation) during the year                      -                969,384                  82,367              (2,430,779)
                                         ------------------     ----------------      ------------------     -------------------
Net increase (decrease) in net assets
   from operations                       $       2,195,791      $     5,344,077       $         482,825      $        8,347,843
                                         ==================     ================      ==================     ===================

                                                                                                                PHOENIX-S&P
                                                                                        PHOENIX-DUFF &         DYNAMIC ASSET
                                           PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL   PHELPS REAL ESTATE     ALLOCATION SERIES:
                                         INTERNATIONAL SERIES    CAP GROWTH SERIES     SECURITIES SERIES      AGGRESSIVE GROWTH
                                         --------------------   -------------------   ------------------     ------------------
Income:
   Dividends                             $        1,859,364     $            1,613    $         534,474      $          11,447
Expenses:
   Mortality and expense fees                       651,188                 46,753              298,284                  4,085
   Administrative fees                                  -                      -                    -                      -
                                         -------------------    -------------------   ------------------     ------------------
Net investment income (loss)                      1,208,176                (45,140)             236,190                  7,362
                                         -------------------    -------------------   ------------------     ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                   684,999                 34,990              651,402                    738
   Realized gain distributions                          -                      -              3,261,662                    -
                                         -------------------    -------------------   ------------------     ------------------
   Realized gain (loss)                             684,999                 34,990            3,913,064                    738
                                         -------------------    -------------------   ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year                18,100,026              1,015,007            8,418,256                 96,353
                                         -------------------    -------------------   ------------------     ------------------
Net increase (decrease) in net assets
   from operations                       $       19,993,201     $        1,004,857    $      12,567,510      $         104,453
                                         ===================    ===================   ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                            PHOENIX-S&P            PHOENIX-S&P            PHOENIX-S&P
                                           DYNAMIC ASSET           DYNAMIC ASSET         DYNAMIC ASSET         PHOENIX-SANFORD
                                         ALLOCATION SERIES:     ALLOCATION SERIES:    ALLOCATION SERIES:      BERNSTEIN MID-CAP
                                              GROWTH                 MODERATE          MODERATE GROWTH           VALUE SERIES
                                         ------------------     ------------------    ------------------     ------------------
Income:
   Dividends                             $          45,048      $          5,306      $         12,186       $         153,632
Expenses:
   Mortality and expense fees                        8,101                   365                 2,911                 269,435
   Administrative fees                                 -                     -                     -                       -
                                         ------------------     -----------------     -----------------      ------------------
Net investment income (loss)                        36,947                 4,941                 9,275                (115,803)
                                         ------------------     -----------------     -----------------      ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                    2,108                    51                   348                 123,568
   Realized gain distributions                         -                     -                   1,678               4,652,587
                                         ------------------     -----------------     -----------------      ------------------
   Realized gain (loss)                              2,108                    51                 2,026               4,776,155
                                         ------------------     -----------------     -----------------      ------------------
Change in unrealized appreciation
   (depreciation) during the year                  221,019                (1,657)               46,692                 182,043
                                         ------------------     -----------------     -----------------      ------------------
Net increase (decrease) in net assets
   from operations                       $         260,074      $          3,335      $         57,993       $       4,842,395
                                         ==================     =================     =================      ==================

                                                                                                                 PIMCO VIT
                                                                                                                 COMMODITY
                                          PHOENIX-SANFORD          PHOENIX-VAN            PHOENIX-VAN        REALRETURN STRATEGY
                                          BERNSTEIN SMALL-       KAMPEN COMSTOCK       KAMPEN EQUITY 500     PORTFOLIO - ADVISOR
                                          CAP VALUE SERIES           SERIES              INDEX SERIES              CLASS
                                         ------------------     -----------------     ------------------     -------------------
Income:
   Dividends                             $          50,021      $        669,142      $         568,640      $           9,744
Expenses:
   Mortality and expense fees                      166,155               282,000                320,838                    918
   Administrative fees                                 -                     -                      -                      -
                                         ------------------     -----------------     ------------------     ------------------
Net investment income (loss)                      (116,134)              387,142                247,802                  8,826
                                         ------------------     -----------------     ------------------     ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                   79,321               646,856                (93,181)                  (858)
   Realized gain distributions                   3,453,727             6,633,891                    -                    1,119
                                         ------------------     -----------------     ------------------     ------------------
   Realized gain (loss)                          3,533,048             7,280,747                (93,181)                   261
                                         ------------------     -----------------     ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year                  (68,174)             (453,119)             5,304,657                (21,838)
                                         ------------------     -----------------     ------------------     ------------------
Net increase (decrease) in net assets
   from operations                       $       3,348,740      $      7,214,770      $       5,459,278      $         (12,751)
                                         ==================     =================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                       RYDEX VARIABLE
                                           PIMCO VIT REAL         PIMCO VIT TOTAL       TRUST INVERSE
                                         RETURN PORTFOLIO -     RETURN PORTFOLIO -    GOVERNMENT LONG        RYDEX VARIABLE
                                           ADVISOR CLASS           ADVISOR CLASS          BOND FUND          TRUST NOVA FUND
                                         ------------------     ------------------    ----------------      -----------------
Income:
   Dividends                             $            2,318     $           8,313     $        12,617       $          5,903
Expenses:
   Mortality and expense fees                           286                 1,444               2,321                  3,879
   Administrative fees                                  -                     -                   -                      -
                                         -------------------    ------------------    ----------------      -----------------
Net investment income (loss)                          2,032                 6,869              10,296                  2,024
                                         -------------------    ------------------    ----------------      -----------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                       149                    (4)            (17,672)                15,773
   Realized gain distributions                        4,404                 3,049                 -                      -
                                         -------------------    ------------------    ----------------      -----------------
   Realized gain (loss)                               4,553                 3,045             (17,672)                15,773
                                         -------------------    ------------------    ----------------      -----------------
Change in unrealized appreciation
   (depreciation) during the year                    (6,747)                  168              32,924                 64,920
                                         -------------------    ------------------    ----------------      -----------------
Net increase (decrease) in net assets
   from operations                       $             (162)    $          10,082     $        25,548       $         82,717
                                         ===================    ==================    ================      =================

                                                                    TEMPLETON
                                          RYDEX VARIABLE       DEVELOPING MARKETS     TEMPLETON FOREIGN      TEMPLETON GLOBAL
                                           TRUST SECTOR         SECURITIES FUND -      SECURITIES FUND -     ASSET ALLOCATION
                                           ROTATION FUND            CLASS 2                 CLASS 2           FUND - CLASS 2
                                         ----------------     --------------------    ------------------    -----------------
Income:
   Dividends                             $           -        $            31,944     $          290,988    $         73,121
Expenses:
   Mortality and expense fees                     13,665                   23,442                168,480               8,080
   Administrative fees                               -                        -                      -                   -
                                         ----------------     --------------------    -------------------   -----------------
Net investment income (loss)                     (13,665)                   8,502                122,508              65,041
                                         ----------------     --------------------    -------------------   -----------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                105,971                   33,404                152,283               4,466
   Realized gain distributions                    79,258                      -                      -                65,367
                                         ----------------     --------------------    -------------------   -----------------
   Realized gain (loss)                          185,229                   33,404                152,283              69,833
                                         ----------------     --------------------    -------------------   -----------------
Change in unrealized appreciation
   (depreciation) during the year                 11,887                  754,921              4,160,356              55,803
                                         ----------------     --------------------    -------------------   -----------------
Net increase (decrease) in net assets
   from operations                       $       183,451      $           796,827     $        4,435,147    $        190,677
                                         ================     ====================    ===================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         TEMPLETON GROWTH        VAN KAMPEN UIF                                    WANGER
                                         SECURITIES FUND -      EQUITY AND INCOME            WANGER          INTERNATIONAL SMALL
                                               CLASS 2        PORTFOLIO - CLASS II    INTERNATIONAL SELECT          CAP
                                         -----------------    --------------------    --------------------   -------------------
Income:
   Dividends                             $        275,122     $               451     $            35,553    $          334,334
Expenses:
   Mortality and expense fees                     152,233                     396                  94,019               462,863
   Administrative fees                                -                       -                       -                     -
                                         -----------------    --------------------    --------------------   -------------------
Net investment income (loss)                      122,889                      55                 (58,466)             (128,529)
                                         -----------------    --------------------    --------------------   -------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                 260,868                       5                 161,504             1,780,194
   Realized gain distributions                    766,471                     857                     -                     -
                                         -----------------    --------------------    --------------------   -------------------
   Realized gain (loss)                         1,027,339                     862                 161,504             1,780,194
                                         -----------------    --------------------    --------------------   -------------------
Change in unrealized appreciation
   (depreciation) during the year               2,905,651                  12,634               3,717,461            17,095,069
                                         -----------------    --------------------    --------------------   -------------------
Net increase (decrease) in net assets
   from operations                       $      4,055,879     $            13,551     $         3,820,499    $       18,746,734
                                         =================    ====================    ====================   ===================


                                                                  WANGER U.S.
                                           WANGER SELECT       SMALLER COMPANIES
                                         -----------------    -------------------
Income:
   Dividends                             $         53,766     $         203,145
Expenses:
   Mortality and expense fees                     100,349               666,396
   Administrative fees                                -                     -
                                         -----------------    ------------------
Net investment income (loss)                      (46,583)             (463,251)
                                         -----------------    ------------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
      fund shares                                  13,584             2,345,210
   Realized gain distributions                    446,411             2,865,552
                                         -----------------    ------------------
   Realized gain (loss)                           459,995             5,210,762
                                         -----------------    ------------------
Change in unrealized appreciation
   (depreciation) during the year               2,110,627             1,237,629
                                         -----------------    ------------------
Net increase (decrease) in net assets
   from operations                       $      2,524,039     $       5,985,140
                                         =================    ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                        AIM V.I. CAPITAL APPRECIATION             AIM V.I. CORE EQUITY
                                                                FUND - CLASS I                        FUND - CLASS I
                                                       --------------------------------      ------------------------------
                                                            2006              2005               2006             2005
                                                            ----              ----               ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $    (48,148)      $    (39,019)      $     7,567      $         -
      Realized gains (losses)                                (1,464)            21,173            26,293                -
      Unrealized appreciation (depreciation)
         during the year                                    455,631            581,532           363,632                -
                                                       -------------      -------------      ------------     --------------
Net increase (decrease) in net assets
   from operations                                          406,019            563,686           397,492                -
                                                       -------------      -------------      ------------     --------------
Contract transactions:
      Payments received from
         contract owners                                  1,319,782          1,152,583           802,399                -
      Transfers between Investment Options
         (including Guaranteed Interest Account), net        51,086          1,104,539         4,541,891                -
      Transfers for contract
         benefits and terminations                         (421,632)          (397,916)         (960,964)               -
      Contract maintenance charges                         (483,070)          (394,412)         (157,444)               -
                                                       -------------      -------------      ------------     --------------
Net increase (decrease) in net assets resulting
   from contract transactions                               466,166          1,464,794         4,225,882                -
                                                       -------------      -------------      ------------     --------------
         Total increase (decrease) in net assets            872,185          2,028,480         4,623,374                -

Net assets at beginning of period                         7,262,062          5,233,582               -                  -
                                                       -------------      -------------      ------------     --------------
Net assets at end of period                            $  8,134,247       $  7,262,062       $ 4,623,374      $         -
                                                       =============      =============      ============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                 AIM V.I. MID CAP CORE EQUITY                 ALGER AMERICAN LEVERAGED ALLCAP
                                                        FUND - CLASS I                               PORTFOLIO - CLASS O
                                                ------------------------------               ---------------------------------
                                                 2006                   2005                    2006                 2005
                                                 ----                   ----                    ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)           $    12,748             $    (8,793)           $    (89,266)        $    (75,059)
      Realized gains (losses)                    544,453                 170,068                 501,029               (9,161)
      Unrealized appreciation
         (depreciation) during the year          (43,030)                192,130               1,810,351            1,526,372
                                             ------------            ------------           -------------        -------------
Net increase (decrease) in net assets
   from operations                               514,171                 353,405               2,222,114            1,442,152
                                             ------------            ------------           -------------        -------------
Contract transactions:
      Payments received from
         contract owners                         527,263                 663,224               1,769,322            1,730,601
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                 (329,920)                495,102                (784,319)          (1,452,019)

      Transfers for contract
         benefits and terminations              (388,835)               (626,667)             (2,007,276)            (669,984)
      Contract maintenance charges              (239,644)               (263,207)               (682,199)            (730,961)
                                             ------------            ------------           -------------        -------------
Net increase (decrease) in net assets
   resulting from contract transactions         (431,136)                268,452              (1,704,472)          (1,122,363)
                                             ------------            ------------           -------------        -------------
         Total increase (decrease) in net
            assets                                83,035                 621,857                 517,642              319,789

Net assets at beginning of period              5,136,391               4,514,534              12,855,855           12,536,066
                                             ------------            ------------           -------------        -------------
Net assets at end of period                  $ 5,219,426             $ 5,136,391            $ 13,373,497         $ 12,855,855
                                             ============            ============           =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                            ANCHOR SERIES TRUST CAPITAL APPRECIATION      ANCHOR SERIES TRUST GOVERNMENT & QUALITY
                                                      PORTFOLIO - CLASS 1                         BOND PORTFOLIO - CLASS 1
                                           ------------------------------------------    ------------------------------------------
                                                   2006                   2005                  2006                 2005
                                                   ----                   ----                  ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (9,147)           $    (4,345)            $  13,526           $  14,479
      Realized gains (losses)                       59,241                 13,426                   196              17,978
      Unrealized appreciation
         (depreciation) during the year            246,631                298,518                (1,977)            (20,091)
                                               ------------           ------------            ----------          ----------
Net increase (decrease) in net assets
   from operations                                 296,725                307,599                11,745              12,366
                                               ------------           ------------            ----------          ----------
Contract transactions:
      Payments received from
         contract owners                             1,699                  2,141                   429                 503
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                    (55,467)               (16,401)                1,335             (33,017)
      Transfers for contract
         benefits and terminations                (270,788)              (246,431)                 (900)           (303,573)
      Contract maintenance charges                 (24,917)               (25,858)               (8,726)             (8,487)
                                               ------------           ------------            ----------          ----------
Net increase (decrease) in net assets
   resulting from contract transactions           (349,473)              (286,549)               (7,862)           (344,574)
                                               ------------           ------------            ----------          ----------
         Total increase (decrease) in
            net assets                             (52,748)                21,050                 3,883            (332,208)
Net assets at beginning of period                2,987,618              2,966,568               422,024             754,232
                                               ------------           ------------            ----------          ----------
Net assets at end of period                    $ 2,934,870            $ 2,987,618             $ 425,907           $ 422,024
                                               ============           ============            ==========          ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               ANCHOR SERIES TRUST GROWTH AND INCOME                ANCHOR SERIES TRUST GROWTH
                                                       PORTFOLIO - CLASS 1                             PORTFOLIO - CLASS 1
                                              --------------------------------------          --------------------------------------
                                                 2006                      2005                  2006                    2005
                                                 ----                      ----                  ----                    ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $     267                  $   1,593            $     3,709            $    11,496
      Realized gains (losses)                    30,589                     (3,267)               237,565                103,156
      Unrealized appreciation
         (depreciation) during the year          (1,210)                    14,046                 46,260                 43,578
                                              ----------                 ----------           ------------           ------------
Net increase (decrease) in net assets
   from operations                               29,646                     12,372                287,534                158,230
                                              ----------                 ----------           ------------           ------------
Contract transactions:
      Payments received from
         contract owners                            428                        503                    694                  1,020
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            7,256                       (199)               (54,835)               (23,853)
      Transfers for contract
         benefits and terminations                 (155)                   (90,609)              (196,761)              (292,051)
      Contract maintenance charges               (3,883)                    (4,157)               (23,676)               (26,035)
                                              ----------                 ----------           ------------           ------------
Net increase (decrease) in net assets
   resulting from contract transactions           3,646                    (94,462)              (274,578)              (340,919)
                                              ----------                 ----------           ------------           ------------
         Total increase (decrease) in
            net assets                           33,292                    (82,090)                12,956               (182,689)
Net assets at beginning of period               275,475                    357,565              2,424,601              2,607,290
                                              ----------                 ----------           ------------           ------------
Net assets at end of period                   $ 308,767                  $ 275,475            $ 2,437,557            $ 2,424,601
                                              ==========                 ==========           ============           ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               ANCHOR SERIES TRUST MONEY MARKET               ANCHOR SERIES TRUST MULTI-ASSET
                                                       PORTFOLIO - CLASS 1                        PORTFOLIO - CLASS 1
                                              ----------------------------------             ----------------------------------
                                                 2006                      2005                2006                     2005
                                                 ----                      ----                ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $  20,150                 $   9,566           $    35,096              $    40,903
      Realized gains (losses)                       -                         -                 212,459                   62,943
      Unrealized appreciation
         (depreciation) during the year             -                         -                 (44,891)                 (10,225)
                                              ----------                ----------          ------------             ------------
Net increase (decrease) in net assets
   from operations                               20,150                     9,566               202,664                   93,621
                                              ----------                ----------          ------------             ------------
Contract transactions:
      Payments received from
         contract owners                         20,773                       363                11,217                    5,043
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                          160,247                   (16,938)                  -                        -
      Transfers for contract
         benefits and terminations                  -                         (18)              (91,072)                (132,526)
      Contract maintenance charges              (15,299)                  (14,522)              (20,610)                 (19,460)
                                              ----------                ----------          ------------             ------------
Net increase (decrease) in net assets
   resulting from contract transactions         165,721                   (31,115)             (100,465)                (146,943)
                                              ----------                ----------          ------------             ------------
         Total increase (decrease) in net
            assets                              185,871                   (21,549)              102,199                  (53,322)
Net assets at beginning of period               527,426                   548,975             2,864,220                2,917,542
                                              ----------                ----------          ------------             ------------
Net assets at end of period                   $ 713,297                 $ 527,426           $ 2,966,419              $ 2,864,220
                                              ==========                ==========          ============             ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 ANCHOR SERIES TRUST NATURAL RESOURCES          ANCHOR SERIES TRUST STRATEGIC
                                                         PORTFOLIO - CLASS 1                   MULTI-ASSET PORTFOLIO - CLASS 1
                                                ---------------------------------------        -------------------------------
                                                     2006                     2005            2006                     2005
                                                     ----                     ----            ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $   2,115                $     214       $    17,628              $     3,959
      Realized gains (losses)                        48,816                   52,272             8,709                  (18,649)
      Unrealized appreciation (depreciation)
         during the year                            134,892                  188,271           145,971                  148,244
                                                  ----------               ----------      ------------             ------------
Net increase (decrease) in net assets
   from operations                                  185,823                  240,757           172,308                  133,554
                                                  ----------               ----------      ------------              -----------
Contract transactions:
      Payments received from
         contract owners                              2,372                    1,939             8,536                   17,875
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              (56,956)                  57,491            (1,650)                  32,568
      Transfers for contract
         benefits and terminations                   (9,255)                 (23,284)         (127,735)                (130,255)
      Contract maintenance charges                   (5,556)                  (4,017)          (18,701)                 (20,215)
                                                  ----------               ----------      ------------             ------------
Net increase (decrease) in net assets
   resulting from contract transactions             (69,395)                  32,129          (139,550)                (100,027)
                                                  ----------               ----------      ------------             ------------
         Total increase (decrease)
            in net assets                           116,428                  272,886            32,758                   33,527

Net assets at beginning of period                   796,132                  523,246         1,643,738                1,610,211
                                                  ----------               ----------      ------------             ------------
Net assets at end of period                       $ 912,560                $ 796,132       $ 1,676,496              $ 1,643,738
                                                  ==========               ==========      ============             ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                              FEDERATED FUND FOR U.S. GOVERNMENT
                                              DWS EQUITY 500 INDEX FUND VIP - CLASS A                      SECURITIES II
                                             -----------------------------------------        ------------------------------------
                                                   2006                      2005                 2006                   2005
                                                   ----                      ----                 ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    187,734              $    207,561         $  1,128,238           $    890,676
      Realized gains (losses)                        75,481                    76,028               44,660                    606
      Unrealized appreciation
         (depreciation) during the year           4,128,019                   728,054                4,034               (473,487)
                                               -------------             -------------        -------------          -------------

Net increase (decrease) in net assets
   from operations                                4,391,234                 1,011,643            1,176,932                417,795
                                               -------------             -------------        -------------          -------------
Contract transactions:
   Payments received from
      contract owners                             6,386,515                10,240,501            5,359,380              4,645,554
   Transfers between Investment Options
      (including Guaranteed Interest
      Account), net                               1,359,987                 2,053,342           (1,929,140)             7,185,595
   Transfers for contract
      benefits and terminations                  (1,633,638)               (1,165,616)          (2,719,558)            (1,876,019)
   Contract maintenance charges                  (1,189,211)                 (978,147)          (1,911,368)            (1,709,071)
                                               -------------             -------------        -------------          -------------
Net increase (decrease) in net assets
   resulting from contract transactions           4,923,653                10,150,080           (1,200,686)             8,246,059
                                               -------------             -------------        -------------          -------------
         Total increase (decrease)
            in net assets                         9,314,887                11,161,723              (23,754)             8,663,854
Net assets at beginning of period                29,128,608                17,966,885           35,455,975             26,792,121
                                               -------------             -------------        -------------          -------------
Net assets at end of period                    $ 38,443,495              $ 29,128,608         $ 35,432,221           $ 35,455,975
                                               =============             =============        =============          =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -            FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                        PRIMARY SHARES                                    SERVICE CLASS
                                            -----------------------------------------        --------------------------------------
                                                  2006                       2005                 2006                  2005
                                                  ----                       ----                 ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $    795,201               $    836,994         $    283,170          $   (228,796)
      Realized gains (losses)                       88,675                    (30,091)           6,304,501             1,538,352
      Unrealized appreciation
         (depreciation) during the year            292,392                   (645,404)            (375,622)            6,373,123
                                              -------------              -------------        -------------         -------------
Net increase (decrease) in net assets
   from operations                               1,176,268                    161,499            6,212,049             7,682,679
                                              -------------              -------------        -------------         -------------
Contract transactions:
      Payments received from
         contract owners                           959,171                  1,713,444            5,389,919             4,682,639
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                  1,159,153                    (75,031)           7,331,448             7,711,176
      Transfers for contract
         benefits and terminations                (852,183)                  (641,034)          (3,006,727)           (3,158,270)
      Contract maintenance charges                (607,887)                  (608,428)          (2,618,927)           (2,056,312)
                                              -------------              -------------        -------------         -------------
Net increase (decrease) in net assets
   resulting from contract transactions            658,254                    388,951            7,095,713             7,179,233
                                              -------------              -------------        -------------         -------------
         Total increase (decrease) in
            net assets                           1,834,522                    550,450           13,307,762            14,861,912

Net assets at beginning of period               12,943,220                 12,392,770           54,364,619            39,502,707
                                              -------------              -------------        -------------         -------------
Net assets at end of period                   $ 14,777,742               $ 12,943,220         $ 67,672,381          $ 54,364,619
                                              =============              =============        =============         =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES                 FIDELITY VIP GROWTH
                                                  PORTFOLIO - SERVICE CLASS                  PORTFOLIO - SERVICE CLASS
                                              ---------------------------------          ---------------------------------
                                                 2006                  2005                  2006                  2005
                                                 ----                  ----                  ----                  ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $   (5,930)           $    1,493           $   (72,914)          $   (50,721)
     Realized gains (losses)                       6,434                12,837               138,606               122,607
     Unrealized appreciation
        (depreciation) during the year           242,505               246,981               907,750               642,307
                                              ----------            ----------           -----------           -----------
Net increase (decrease) in net assets
  from operations                                243,009               261,311               973,442               714,193
                                              ----------            ----------           -----------           -----------
Contract transactions:
     Payments received from
        contract owners                          912,264               523,877             1,885,293             2,760,229
     Transfers between Investment Options
        (including Guaranteed
        Interest Account), net                   823,464               613,931              (869,510)           (3,415,852)
     Transfers for contract
        benefits and terminations               (273,065)             (239,915)             (920,126)           (1,051,878)
     Contract maintenance charges               (304,252)             (216,492)             (945,342)           (1,012,167)
                                              ----------            ----------           -----------           -----------
Net increase (decrease) in net assets
  resulting from contract transactions         1,158,411               681,401              (849,685)           (2,719,668)
                                              ----------            ----------           -----------           -----------
        Total increase (decrease)
           in net assets                       1,401,420               942,712               123,757            (2,005,475)

Net assets at beginning of period              3,630,556             2,687,844            16,886,448            18,891,923
                                              ----------            ----------           -----------           -----------
Net assets at end of period                   $5,031,976            $3,630,556           $17,010,205           $16,886,448
                                              ==========            ==========           ===========           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FRANKLIN INCOME SECURITIES                LAZARD RETIREMENT SMALL CAP
                                                       FUND - CLASS 2                       PORTFOLIO - SERVICE SHARES
                                              ---------------------------------          --------------------------------
                                                 2006                  2005                  2006                 2005
                                                 ----                  ----                  ----                 ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $   (236)             $         -          $  (15,646)          $    (8,503)
     Realized gains (losses)                     1,019                        -             186,397               125,821
     Unrealized appreciation
       (depreciation) during the year           46,039                        -             127,892                49,130
                                              --------              -----------          ----------           -----------
Net increase (decrease) in net assets
  from operations                               46,822                        -             298,643               166,448
                                              --------              -----------          ----------           -----------
Contract transactions:
     Payments received from
        contract owners                         55,355                        -             286,693               171,134
     Transfers between Investment Options
        (including Guaranteed
           Interest Account), net              809,470                        -             (18,214)            1,849,961
     Transfers for contract
        benefits and terminations              (49,545)                       -            (212,360)             (109,123)
     Contract maintenance charges              (28,813)                       -            (143,963)              (66,281)
                                              --------              -----------          ----------           -----------
Net increase (decrease) in net assets
  resulting from contract transactions         786,467                        -             (87,844)            1,845,691
                                              --------              -----------          ----------           -----------
        Total increase (decrease)
           in net assets                       833,289                        -             210,799             2,012,139

Net assets at beginning of period                    -                        -           2,012,139                     -
                                              --------              -----------          ----------           -----------
Net assets at end of period                   $833,289              $         -          $2,222,938            $2,012,139
                                              ========              ===========          ==========           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              LORD ABBETT BOND-DEBENTURE      LORD ABBETT GROWTH AND INCOME
                                                 PORTFOLIO - CLASS VC              PORTFOLIO - CLASS VC
                                              --------------------------      -----------------------------
                                                  2006           2005             2006              2005
                                                  ----           ----             ----              ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $  247,784      $  186,060      $   137,836       $   113,697
     Realized gains (losses)                      12,220          63,517          842,549         1,171,996
     Unrealized appreciation
        (depreciation) during the year           119,206         (49,815)       2,457,372          (157,637)
                                              ----------      ----------      -----------       -----------
Net increase (decrease) in net assets
  from operations                                379,210         199,762        3,437,757         1,128,056
                                              ----------      ----------      -----------       -----------
Contract transactions:
     Payments received from
        contract owners                          582,540         345,349        2,456,856         2,520,667
     Transfers between Investment Options
        (including Guaranteed
           Interest Account), net                225,299       4,090,542        1,636,281        17,484,446
     Transfers for contract
        benefits and terminations               (324,073)       (258,531)      (1,264,849)         (559,103)
     Contract maintenance charges               (278,502)       (155,814)      (1,109,672)         (555,236)
                                              ----------      ----------      -----------       -----------
Net increase (decrease) in net assets
  resulting from contract transactions           205,264       4,021,546        1,718,616        18,890,774
                                              ----------      ----------      -----------       -----------
        Total increase (decrease)
           in net assets                         584,474       4,221,308        5,156,373        20,018,830

Net assets at beginning of period              4,221,308               -       20,018,830                 -
                                              ----------      ----------      -----------       -----------
Net assets at end of period                   $4,805,782      $4,221,308      $25,175,203       $20,018,830
                                              ==========      ==========      ===========       ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                   LORD ABBETT MID-CAP VALUE     MUTUAL SHARES SECURITIES
                                                      PORTFOLIO - CLASS VC             FUND - CLASS 2
                                                   -------------------------     ----------------------------
                                                       2006           2005          2006             2005
                                                       ----           ----          ----             ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                  $   (22,092)   $     (848)    $   221,847      $    29,063
     Realized gains (losses)                           853,849       564,260       1,245,654           75,490
     Unrealized appreciation
        (depreciation) during the year                 301,016       396,048       4,565,742        2,080,109
                                                   -----------    ----------     -----------      -----------
Net increase (decrease) in net assets
  from operations                                    1,132,773       959,460       6,033,243        2,184,662
                                                   -----------    ----------     -----------      -----------
Contract transactions:
     Payments received from
        contract owners                              1,002,645       771,368       2,875,837        2,252,280
     Transfers between Investment Options
        (including Guaranteed
        Interest Account), net                         491,898     8,809,002       4,176,259       16,992,818
     Transfers for contract
        benefits and terminations                     (744,884)     (520,768)     (1,344,758)      (1,778,585)
     Contract maintenance charges                     (555,543)     (297,318)     (1,454,008)      (1,072,093)
                                                   -----------    ----------     -----------      -----------
Net increase (decrease) in net assets
  resulting from contract transactions                 194,116     8,762,284       4,253,330       16,394,420
                                                   -----------    ----------     -----------      -----------
        Total increase (decrease)
           in net assets                             1,326,889     9,721,744      10,286,573       18,579,082

Net assets at beginning of period                    9,721,744             -      32,504,586       13,925,504
                                                   -----------    ----------     -----------      -----------
Net assets at end of period                        $11,048,633    $9,721,744     $42,791,159      $32,504,586
                                                   ===========    ==========     ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                              NEUBERGER BERMAN AMT FASCIANO      NEUBERGER BERMAN AMT GUARDIAN
                                                                   PORTFOLIO - S CLASS                PORTFOLIO - S CLASS
                                                              -----------------------------      -----------------------------
                                                                2006                 2005            2006               2005
                                                                ----                 ----            ----               ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                             $   (16)             $      -        $    304           $      -
     Realized gains (losses)                                      123                     -               4                  -
     Unrealized appreciation (depreciation)
        during the year                                           144                     -           7,852                  -
                                                              -------              --------        --------           --------
Net increase (decrease) in net assets
  from operations                                                 251                     -           8,160                  -
                                                              -------              --------        --------           --------
Contract transactions:
     Payments received from
        contract owners                                           588                     -           5,982                  -
     Transfers between Investment Options
        (including Guaranteed Interest Account), net            6,044                     -          96,049                  -
     Transfers for contract
        benefits and terminations                              (1,395)                    -          (1,335)                 -
     Contract maintenance charges                                (328)                    -          (1,483)                 -
                                                              -------              --------        --------           --------
Net increase (decrease) in net assets resulting
  from contract transactions                                    4,909                     -          99,213                  -
                                                              -------              --------        --------           --------
        Total increase (decrease) in net assets                 5,160                     -         107,373                  -

Net assets at beginning of period                                   -                     -               -                  -
                                                              -------              --------        --------           --------
Net assets at end of period                                   $ 5,160              $      -        $107,373           $      -
                                                              =======              ========        ========           ========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                              OPPENHEIMER CAPITAL APPRECIATION    OPPENHEIMER GLOBAL SECURITIES
                                                                  FUND/VA - SERVICE SHARES          FUND/VA - SERVICE SHARES
                                                              --------------------------------    -----------------------------
                                                                2006              2005              2006                 2005
                                                                ----              ----              ----                 ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                             $ (1,204)         $      -          $   (959)            $      -
     Realized gains (losses)                                        88                 -               499                    -
     Unrealized appreciation (depreciation)
        during the year                                         40,955                 -            35,936                    -
                                                              --------          --------          --------             --------
Net increase (decrease) in net assets
  from operations                                               39,839                 -            35,476                    -
                                                              --------          --------          --------             --------
Contract transactions:
     Payments received from
        contract owners                                         57,983                 -            31,795                    -
     Transfers between Investment Options
        (including Guaranteed Interest Account), net           358,132                 -           412,560                    -
     Transfers for contract
        benefits and terminations                                 (115)                -            (6,984)                   -
     Contract maintenance charges                               (5,050)                -            (7,848)                   -
                                                              --------          --------          --------             --------
Net increase (decrease) in net assets resulting
  from contract transactions                                   410,950                 -           429,523                    -
                                                              --------          --------          --------             --------
        Total increase (decrease) in net assets                450,789                 -           464,999                    -

Net assets at beginning of period                                    -                 -                 -                    -
                                                              --------          --------          --------             --------
Net assets at end of period                                   $450,789          $      -          $464,999             $      -
                                                              ========          ========          ========             ========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                              OPPENHEIMER MAIN STREET SMALL
                                                              CAP FUND/VA - SERVICE SHARES         PHOENIX CAPITAL GROWTH SERIES
                                                              -----------------------------        -----------------------------
                                                                2006                 2005              2006              2005
                                                                ----                 ----              ----              ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                             $   (545)            $      -        $ (1,027,048)     $ (1,388,227)
     Realized gains (losses)                                        25                    -          (5,630,460)       (8,916,627)
     Unrealized appreciation (depreciation)
        during the year                                         14,882                    -          10,077,759        14,894,120
                                                              --------             --------        ------------      ------------
Net increase (decrease) in net assets
  from operations                                               14,362                    -           3,420,251         4,589,266
                                                              --------             --------        ------------      ------------
Contract transactions:
     Payments received from
        contract owners                                         19,949                    -          21,686,676        25,131,195
     Transfers between Investment Options
        (including Guaranteed Interest Account), net           249,777                    -           5,743,369       (17,020,634)
     Transfers for contract
        benefits and terminations                                 (594)                   -         (17,357,094)      (17,686,395)
     Contract maintenance charges                               (4,051)                   -         (13,710,777)      (16,101,944)
                                                              --------             --------        ------------      ------------
Net increase (decrease) in net assets resulting
  from contract transactions                                   265,081                    -          (3,637,826)      (25,677,778)
                                                              --------             --------        ------------      ------------
        Total increase (decrease) in net assets                279,443                    -            (217,575)      (21,088,512)

Net assets at beginning of period                                    -                    -         186,645,782       207,734,294
                                                              --------             --------        ------------      ------------
Net assets at end of period                                   $279,443             $      -        $186,428,207      $186,645,782
                                                              ========             ========        ============      ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                   PHOENIX GROWTH AND                     PHOENIX MID-CAP
                                                                     INCOME SERIES                         GROWTH SERIES
                                                           ----------------------------------       ---------------------------
                                                             2006                     2005             2006             2005
                                                             ----                     ----             ----             ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)                         $   137,300             $    96,093      $  (170,396)     $  (152,123)
     Realized gains (losses)                                  188,298                 218,672         (402,923)        (418,828)
     Unrealized appreciation (depreciation)
        during the year                                     4,979,906               1,039,293          982,815        1,153,950
                                                          -----------             -----------      -----------      -----------
Net increase (decrease) in net assets
  from operations                                           5,305,504               1,354,058          409,496          582,999
                                                          -----------             -----------      -----------      -----------
Contract transactions:
     Payments received from
        contract owners                                     3,777,431               4,152,838        2,716,144        2,620,200
     Transfers between Investment Options
        (including Guaranteed Interest Account), net        1,640,809              (2,808,007)      19,218,689       (4,611,652)
     Transfers for contract
        benefits and terminations                          (2,116,669)             (1,911,353)      (1,801,609)      (1,202,674)
     Contract maintenance charges                          (2,039,828)             (2,070,143)      (1,325,429)      (1,224,199)
                                                          -----------             -----------      -----------      -----------
Net increase (decrease) in net assets resulting
  from contract transactions                                1,261,743              (2,636,665)      18,807,795       (4,418,325)
                                                          -----------             -----------      -----------      -----------
        Total increase (decrease) in net assets             6,567,247              (1,282,607)      19,217,291       (3,835,326)

Net assets at beginning of period                          32,166,663              33,449,270       18,486,436       22,321,762
                                                          -----------             -----------      -----------      -----------
Net assets at end of period                               $38,733,910             $32,166,663      $37,703,727      $18,486,436
                                                          ===========             ===========      ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX MONEY MARKET SERIES           PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                               ---------------------------------      --------------------------------------------
                                                    2006              2005                   2006                       2005
                                                    ----              ----                   ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $   2,195,791      $   1,130,871         $   4,324,122               $   3,259,343
      Realized gains (losses)                            -                  -                  50,571                        (302)
      Unrealized appreciation (depreciation)
         during the year                                 -                  -                 969,384                  (2,388,744)
                                               -------------      -------------         -------------               -------------
Net increase (decrease) in net assets
   from operations                                 2,195,791          1,130,871             5,344,077                     870,297
                                               -------------      -------------         -------------               -------------

Contract transactions:
      Payments received from
         contract owners                          16,419,465         16,311,665             5,737,457                   6,096,060
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                             5,873,224         (7,970,640)            9,077,906                   4,390,007
      Transfers for contract
         benefits and terminations               (16,775,408)        (9,032,489)           (3,957,426)                 (3,841,341)
      Contract maintenance charges                (6,209,205)        (6,088,120)           (3,876,158)                 (3,873,803)
                                               -------------      -------------         -------------               -------------

Net increase (decrease) in net assets
   resulting from contract transactions             (691,924)        (6,779,584)            6,981,779                   2,770,923
                                               -------------      -------------         -------------               -------------

         Total increase (decrease) in
            net assets                             1,503,867         (5,648,713)           12,325,856                   3,641,220

Net assets at beginning of period                 58,629,610         64,278,323            81,240,363                  77,599,143
                                               -------------      -------------         -------------               -------------
Net assets at end of period                    $  60,133,477      $  58,629,610         $  93,566,219               $  81,240,363
                                               =============      =============         =============               =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   PHOENIX MULTI-SECTOR SHORT
                                                       TERM BOND SERIES                     PHOENIX STRATEGIC ALLOCATION SERIES
                                               ---------------------------------        ------------------------------------------
                                                    2006               2005                 2006                        2005
                                                    ----               ----                 ----                        ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     391,534      $     222,322         $   1,356,807              $    1,218,861
      Realized gains (losses)                          8,924             (2,890)            9,421,815                   2,194,265
      Unrealized appreciation (depreciation)
         during the year                              82,367           (148,536)           (2,430,779)                 (2,728,483)
                                               -------------      -------------         -------------              --------------

Net increase (decrease) in net assets
   from operations                                   482,825             70,896             8,347,843                     684,643
                                               -------------      -------------         -------------              --------------

Contract transactions:
      Payments received from
         contract owners                             818,898            728,934             6,755,534                   7,309,642
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                               137,036          5,671,636            (4,322,479)                 (4,424,111)
      Transfers for contract
         benefits and terminations                  (519,405)          (311,426)           (7,450,275)                 (8,846,761)
      Contract maintenance charges                  (359,661)          (277,803)           (4,481,583)                 (4,984,870)
                                               -------------      -------------         -------------              --------------

Net increase (decrease) in net assets
   resulting from contract transactions               76,868          5,811,341            (9,498,803)                (10,946,100)
                                               -------------      -------------         -------------              --------------

         Total increase (decrease) in
            net assets                               559,693          5,882,237            (1,150,960)                (10,261,457)

Net assets at beginning of period                  9,460,941          3,578,704            76,319,583                  86,581,040
                                               -------------      -------------         -------------              --------------
Net assets at end of period                    $  10,020,634      $   9,460,941         $  75,168,623              $   76,319,583
                                               =============      =============         =============              ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX-ABERDEEN INTERNATIONAL
                                                           SERIES                          PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                                               ---------------------------------        ------------------------------------------
                                                     2006             2005                  2006                       2005
                                                     ----             ----                  ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    1,208,176     $   2,365,178          $     (45,140)             $     (20,941)
      Realized gains (losses)                         684,999          (165,916)                34,990                    296,352
      Unrealized appreciation (depreciation)
         during the year                           18,100,026         9,064,538              1,015,007                    156,111
                                               --------------     -------------          -------------              -------------

Net increase (decrease) in net assets
   from operations                                 19,993,201        11,263,800              1,004,857                    431,522
                                               --------------     -------------          -------------              -------------

Contract transactions:
      Payments received from
         contract owners                            6,181,809         6,268,971                910,018                    539,127
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                             15,588,370         2,741,501             10,935,619                    115,431
      Transfers for contract
         benefits and terminations                 (7,028,001)       (5,575,741)              (812,365)                  (142,427)
      Contract maintenance charges                 (4,407,684)       (3,908,344)              (350,522)                  (193,133)
                                               --------------     -------------          -------------              -------------

Net increase (decrease) in net assets
   resulting from contract transactions            10,334,494          (473,613)            10,682,750                    318,998
                                               --------------     -------------          -------------              -------------

         Total increase (decrease) in
            net assets                             30,327,695        10,790,187             11,687,607                    750,520

Net assets at beginning of period                  74,715,857        63,925,670              3,328,615                  2,578,095
                                               --------------     -------------          -------------              -------------
Net assets at end of period                    $  105,043,552     $  74,715,857          $  15,016,222              $   3,328,615
                                               ==============     =============          =============              =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-DUFF & PHELPS REAL              PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                   ESTATE SECURITIES SERIES                   SERIES: AGGRESSIVE GROWTH
                                               ---------------------------------        ------------------------------------------
                                                     2006             2005                  2006                       2005
                                                     ----             ----                  ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $      236,190     $     332,809          $      7,362               $         -
      Realized gains (losses)                       3,913,064         2,262,379                   738                         -
      Unrealized appreciation (depreciation)
         during the year                            8,418,256         1,894,594                96,353                         -
                                               --------------     -------------          ------------               -------------

Net increase (decrease) in net assets
   from operations                                 12,567,510         4,489,782               104,453                         -
                                               --------------     -------------          ------------               -------------

Contract transactions:
      Payments received from
         contract owners                            3,324,341         3,148,914               144,614                         -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                732,150           427,494               956,554                         -
      Transfers for contract
         benefits and terminations                 (4,181,326)       (2,465,042)               (1,015)                        -
      Contract maintenance charges                 (1,978,486)       (1,640,678)              (38,743)                        -
                                               --------------     -------------          ------------               -------------

Net increase (decrease) in net assets
   resulting from contract transactions            (2,103,321)         (529,312)            1,061,410                         -
                                               --------------     -------------          ------------               -------------

         Total increase (decrease) in
            net assets                             10,464,189         3,960,470             1,165,863                         -

Net assets at beginning of period                  35,759,557        31,799,087                 -                             -
                                               --------------     -------------          ------------               -------------
Net assets at end of period                    $   46,223,746     $  35,759,557          $  1,165,863               $         -
                                               ==============     =============          ============               =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET                PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ALLOCATION SERIES: GROWTH                          SERIES: MODERATE
                                               ---------------------------------        ------------------------------------------
                                                     2006             2005                  2006                       2005
                                                     ----             ----                  ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     36,947       $     -                $     4,941                $     -
      Realized gains (losses)                         2,108             -                         51                      -
      Unrealized appreciation (depreciation)
         during the year                            221,019             -                     (1,657)                     -
                                               ------------       ----------             -----------                ---------

Net increase (decrease) in net assets
   from operations                                  260,074             -                      3,335                      -
                                               ------------       ----------             -----------                ---------

Contract transactions:
      Payments received from
         contract owners                            379,561             -                     29,919                      -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            3,303,756             -                    334,100                      -
      Transfers for contract
         benefits and terminations                  (51,910)            -                        -                        -
      Contract maintenance charges                  (97,532)            -                     (8,072)                     -
                                               ------------       ----------             -----------                ---------

Net increase (decrease) in net assets
   resulting from contract transactions           3,533,875             -                    355,947                      -
                                               ------------       ----------             -----------                ---------

         Total increase (decrease) in
            net assets                            3,793,949             -                    359,282                      -

Net assets at beginning of period                       -               -                        -                        -
                                               ------------       ----------             -----------                ---------
Net assets at end of period                    $  3,793,949       $     -                $   359,282                $     -
                                               ============       ==========             ===========                =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET                    PHOENIX-SANFORD BERNSTEIN MID-CAP
                                               ALLOCATION SERIES: MODERATE GROWTH                       VALUE SERIES
                                               -----------------------------------        -----------------------------------------
                                                   2006              2005                    2006                       2005
                                                   ----              ----                    ----                       ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $      9,275         $       -            $    (115,803)             $    (209,508)
      Realized gains (losses)                         2,026                 -                4,776,155                  2,899,145
      Unrealized appreciation (depreciation)
         during the year                             46,692                 -                  182,043                   (468,223)
                                               ------------         -----------          -------------              -------------

Net increase (decrease) in net assets
   from operations                                   57,993                 -                4,842,395                  2,221,414
                                               ------------         -----------          -------------              -------------

Contract transactions:
      Payments received from
         contract owners                            169,923                 -                3,178,393                  3,397,294
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              840,736                 -                  744,259                    309,384
      Transfers for contract
         benefits and terminations                  (85,425)                -               (2,694,438)                (2,713,011)
      Contract maintenance charges                  (20,820)                -               (1,822,481)                (1,862,977)
                                               ------------         -----------          -------------              -------------

Net increase (decrease) in net assets
   resulting from contract transactions             904,414                 -                 (594,267)                  (869,310)
                                               ------------         -----------          -------------              -------------

         Total increase (decrease) in
            net assets                              962,407                 -                4,248,128                  1,352,104

Net assets at beginning of period                       -                   -               34,421,571                 33,069,467
                                               ------------         -----------          -------------              -------------
Net assets at end of period                    $    962,407         $       -            $  38,669,699              $  34,421,571
                                               ============         ===========          =============              =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                    PHOENIX-SANFORD BERNSTEIN
                                                     SMALL-CAP VALUE SERIES                 PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                               -----------------------------------       -----------------------------------------
                                                    2006                 2005                 2006                      2005
                                                    ----                 ----                 ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (116,134)       $    (142,670)       $      387,142             $      167,842
      Realized gains (losses)                      3,533,048            1,177,568             7,280,747                    542,627
      Unrealized appreciation (depreciation)
         during the year                             (68,174)             146,164              (453,119)                 1,038,289
                                               -------------        -------------        --------------             --------------

Net increase (decrease) in net assets
   from operations                                 3,348,740            1,181,062             7,214,770                  1,748,758
                                               -------------        -------------        --------------             --------------

Contract transactions:
      Payments received from
         contract owners                           2,108,607            2,594,961             4,176,284                  4,980,083
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                33,652            1,154,769            (2,740,870)                (9,087,159)
      Transfers for contract
         benefits and terminations                (1,448,103)          (1,250,930)           (3,251,789)                (2,103,598)
      Contract maintenance charges                (1,087,285)          (1,080,266)           (1,912,624)                (2,205,832)
                                               -------------        -------------        --------------             --------------

Net increase (decrease) in net assets
   resulting from contract transactions             (393,129)           1,418,534            (3,728,999)                (8,416,506)
                                               -------------        -------------        --------------             --------------

         Total increase (decrease) in
            net assets                             2,955,611            2,599,596             3,485,771                 (6,667,748)

Net assets at beginning of period                 21,153,528           18,553,932            37,974,089                 44,641,837
                                               -------------        -------------        --------------             --------------
Net assets at end of period                    $  24,109,139        $  21,153,528        $   41,459,860             $   37,974,089
                                               =============        =============        ==============             ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-VAN KAMPEN EQUITY 500           PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                         INDEX SERIES                           PORTFOLIO - ADVISOR CLASS
                                               -----------------------------------       -----------------------------------------
                                                    2006                 2005                 2006                      2005
                                                    ----                 ----                 ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     247,802        $      187,772       $     8,826                $       -
      Realized gains (losses)                        (93,181)             (380,402)              261                        -
      Unrealized appreciation (depreciation)
         during the year                           5,304,657             1,308,900           (21,838)                       -
                                               -------------        --------------       -----------                -----------

Net increase (decrease) in net assets
   from operations                                 5,459,278             1,116,270           (12,751)                       -
                                               -------------        --------------       -----------                -----------

Contract transactions:
      Payments received from
         contract owners                           3,788,444             5,356,883            21,688                        -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            12,166,696            (2,762,923)          338,417                        -
      Transfers for contract
         benefits and terminations                (2,519,801)           (2,347,864)              (21)                       -
      Contract maintenance charges                (2,178,589)           (2,526,306)           (3,097)                       -
                                               -------------        --------------       -----------                -----------

Net increase (decrease) in net assets
   resulting from contract transactions           11,256,750            (2,280,210)          356,987                        -
                                               -------------        --------------       -----------                -----------

         Total increase (decrease) in
            net assets                            16,716,028            (1,163,940)          344,236                        -

Net assets at beginning of period                 39,178,106            40,342,046               -                          -
                                               -------------        --------------       -----------                -----------
Net assets at end of period                    $  55,894,134        $   39,178,106       $   344,236                $       -
                                               =============        ==============       ===========                ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PIMCO VIT REAL RETURN                         PIMCO VIT TOTAL RETURN
                                                   PORTFOLIO - ADVISOR CLASS                     PORTFOLIO - ADVISOR CLASS
                                               -----------------------------------       -----------------------------------------
                                                  2006                2005                   2006                     2005
                                                  ----                ----                   ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     2,032          $     -              $      6,869               $     -
      Realized gains (losses)                        4,553                -                     3,045                     -
      Unrealized appreciation (depreciation)
         during the year                            (6,747)               -                       168                     -
                                               -----------          ---------            ------------               ---------
Net increase (decrease) in net assets
   from operations                                    (162)               -                    10,082                     -
                                               -----------          ---------            ------------               ---------

Contract transactions:
      Payments received from
         contract owners                               271                -                    26,962                     -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                             168,377                -                   555,883                     -
      Transfers for contract
         benefits and terminations                   -                    -                      (561)                    -
      Contract maintenance charges                  (2,352)               -                   (10,066)                    -
                                               -----------          ---------            ------------               ---------

Net increase (decrease) in net assets
   resulting from contract transactions            166,296                -                   572,218                     -
                                               -----------          ---------            ------------               ---------

         Total increase (decrease) in
            net assets                             166,134                -                   582,300                     -

Net assets at beginning of period                      -                  -                       -                       -
                                               -----------          ---------            ------------               ---------
Net assets at end of period                    $   166,134          $     -              $    582,300               $     -
                                               ===========          =========            ============               =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  RYDEX VARIABLE TRUST INVERSE
                                                   GOVERNMENT LONG BOND FUND                  RYDEX VARIABLE TRUST NOVA FUND
                                               -----------------------------------       -----------------------------------------
                                                  2006                2005                   2006                     2005
                                                  ----                ----                   ----                     ----
Increase (decrease) in net assets from
   operations:
        Net investment income (loss)           $    10,296          $    (5,396)         $    2,024                 $   (2,263)
        Realized gains (losses)                    (17,672)             (85,323)             15,773                      8,180
        Unrealized appreciation
            (depreciation) during the year          32,924              (15,287)             64,920                     20,135
                                               -----------          -----------          ----------                 ----------

Net increase (decrease) in net assets
   from operations                                  25,548            (106,006)              82,717                     26,052
                                               -----------          -----------          ----------                 ----------

Contract transactions:
      Payments received from
         contract owners                            21,042               79,012              45,089                    107,429
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            (217,074)             169,083            (150,503)                   141,329
      Transfers for contract
         benefits and terminations                 (22,368)             (38,462)            (17,339)                   (86,916)
      Contract maintenance charges                 (17,874)             (41,158)            (34,595)                   (32,153)
                                               -----------          -----------          ----------                 ----------

Net increase (decrease) in net assets
   resulting from contract transactions           (236,274)             168,475            (157,348)                   129,689
                                               -----------          -----------          ----------                 ----------

         Total increase (decrease) in
            net assets                            (210,726)              62,469             (74,631)                   155,741

Net assets at beginning of period                  513,205              450,736             574,598                    418,857
                                               -----------          -----------          ----------                 ----------
Net assets at end of period                    $   302,479          $   513,205          $  499,967                 $  574,598
                                               ===========          ===========          ==========                 ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                           RYDEX VARIABLE TRUST SECTOR           TEMPLETON DEVELOPING MARKETS
                                                                 ROTATION FUND                     SECURITIES FUND - CLASS 2
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (13,665)     $     (9,049)         $      8,502     $     10,599
      Realized gains (losses)                              185,229            14,066                33,404           93,953
      Unrealized appreciation (depreciation)
         during the year                                    11,887           199,811               754,921          368,647
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets
   from operations                                         183,451           204,828               796,827          473,199
                                                     -------------      ------------          ------------     ------------
Contract transactions:
      Payments received from
         contract owners                                   204,901           189,335               196,513          113,738
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                  (1,035,430)        1,862,845             1,850,722         (163,311)
      Transfers for contract
         benefits and terminations                        (128,448)         (124,712)             (248,131         (124,767)
      Contract maintenance charges                        (105,607)          (91,283)             (161,829)        (110,060)
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets resulting
   from contract transactions                           (1,064,584)        1,836,185             1,637,275         (284,400)
                                                     -------------      ------------          ------------     ------------
         Total increase (decrease) in net assets          (881,133)        2,041,013             2,434,102          188,799

Net assets at beginning of period                        2,548,908           507,895             2,141,902        1,953,103
                                                     -------------      ------------          ------------     ------------
Net assets at end of period                          $   1,667,775      $  2,548,908          $  4,576,004     $  2,141,902
                                                     =============      ============          ============     ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        TEMPLETON FOREIGN SECURITIES               TEMPLETON GLOBAL ASSET
                                                             FUND - CLASS 2                      ALLOCATION FUND - CLASS 2
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     122,508      $     82,954          $     65,041     $     29,880
      Realized gains (losses)                              152,283           205,815                69,833           10,593
      Unrealized appreciation (depreciation)
         during the year                                4,160, 356         1,511,988                55,803          (14,638)
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets
   from operations                                       4,435,147         1,800,757               190,677           25,835
                                                     -------------      ------------          ------------     ------------
Contract transactions:
      Payments received from
         contract owners                                 2,283,285         2,161,564                50,567           63,722
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     603,203           600,898               (15,347)         (13,117)
      Transfers for contract
         benefits and terminations                      (1,420,969)       (1,285,374)              (24,029)        (100,218)
      Contract maintenance charges                      (1,048,512)       (1,027,745)              (67,416)         (67,274)
                                                     -------------      ------------          ------------     ------------
Net increase (decrease) in net assets resulting
   from contract transactions                              417,007           449,343               (56,225)        (116,887)
                                                     -------------      ------------          ------------     ------------

         Total increase (decrease) in net assets         4,852,154         2,250,100               134,452          (91,052)

Net assets at beginning of period                       20,938,923        18,688,823               980,552        1,071,604
                                                     -------------      ------------          ------------     ------------
Net assets at end of period                          $  25,791,077     $  20,938,923          $  1,115,004     $    980,552
                                                     =============     =============          ============     ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                         TEMPLETON GROWTH SECURITIES             VAN KAMPEN UIF EQUITY AND
                                                               FUND - CLASS 2                   INCOME PORTFOLIO CLASS - II
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     122,889      $     116,220         $        55      $     -
      Realized gains (losses)                            1,027,339          1,490,353                 862            -
      Unrealized appreciation (depreciation)
         during the year                                 2,905,651            116,111              12,634            -
                                                     -------------      -------------         -----------      ---------

Net increase (decrease) in net assets
   from operations                                       4,055,879          1,722,684              13,551            -
                                                     -------------      -------------         -----------      ---------

Contract transactions:
      Payments received from
         contract owners                                 1,922,175          2,051,930              21,522            -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                      18,348         (4,559,272)            210,924            -
      Transfers for contract
         benefits and terminations                      (1,604,258)        (1,714,054)               (898)           -
      Contract maintenance charges                        (993,545)        (1,062,339)             (3,397)           -
                                                     -------------      -------------         -----------      ---------

Net increase (decrease) in net assets resulting
   from contract transactions                             (657,280)        (5,283,735)            228,151            -
                                                     -------------      -------------         -----------      ---------

         Total increase (decrease) in net assets         3,398,599         (3,561,051)            241,702            -

Net assets at beginning of period                       19,692,537         23,253,588                -               -
                                                     -------------      -------------         -----------      ---------
Net assets at end of period                          $  23,091,136      $  19,692,537         $   241,702      $     -
                                                     =============      =============         ===========      =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        WANGER INTERNATIONAL SELECT           WANGER INTERNATIONAL SMALL CAP
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (58,466)     $     103,013         $    (128,529)   $     121,493
      Realized gains (losses)                              161,504             95,046             1,780,194          506,427
      Unrealized appreciation (depreciation)
         during the year                                 3,717,461          1,169,383            17,095,069        8,528,527
                                                     -------------      -------------         -------------    -------------

Net increase (decrease) in net assets
   from operations                                       3,820,499          1,367,442            18,746,734        9,156,447
                                                     -------------      -------------         -------------    -------------

Contract transactions:
      Payments received from
         contract owners                                 1,144,714          1,116,448             4,714,389        5,324,238
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     597,748            998,748            (1,404,621)       2,203,515
      Transfers for contract
         benefits and terminations                        (872,084)          (529,073)           (5,057,607)      (3,407,905)
      Contract maintenance charges                        (701,645)          (564,315)           (3,207,507)      (2,851,864)
                                                     -------------      -------------         -------------    -------------

Net increase (decrease) in net assets resulting
   from contract transactions                              168,733          1,021,808            (4,955,346)       1,267,984
                                                     -------------      -------------         -------------    -------------

         Total increase (decrease) in net assets         3,989,232          2,389,250            13,791,388       10,424,431

Net assets at beginning of period                       10,353,382          7,964,132            54,230,793       43,806,362
                                                     -------------      -------------         -------------    -------------
Net assets at end of period                          $  14,342,614      $  10,353,382         $  68,022,181    $  54,230,793
                                                     =============      =============         =============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                              WANGER SELECT                    WANGER U.S. SMALLER COMPANIES
                                                     ----------------------------------      ---------------------------------
                                                           2006              2005                  2006            2005
                                                           ----              ----                  ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (46,583)     $     (78,697)        $     (463,251)  $    (664,076)
      Realized gains (losses)                              459,995            823,011              5,210,762       3,350,413
      Unrealized appreciation (depreciation)
         during the year                                 2,110,627            453,993              1,237,629       6,142,086
                                                     -------------      -------------         --------------   -------------

Net increase (decrease) in net assets
   from operations                                       2,524,039          1,198,307              5,985,140       8,828,423
                                                     -------------      -------------         --------------   -------------

Contract transactions:
      Payments received from
         contract owners                                 1,308,379          1,324,781              7,232,259       7,213,487
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                   1,138,698          1,418,537             (4,915,802)     (5,190,140)
      Transfers for contract
         benefits and terminations                        (866,567)          (789,416)            (7,718,347)     (5,864,377)
      Contract maintenance charges                        (657,871)          (619,150)            (4,539,981)     (4,915,183)
                                                     -------------      -------------         --------------   -------------

Net increase (decrease) in net assets resulting
   from contract transactions                              922,639          1,334,752             (9,941,871)     (8,756,213)
                                                     -------------      -------------         --------------   -------------

         Total increase (decrease) in net assets         3,446,678          2,533,059             (3,956,731)         72,210

Net assets at beginning of period                       13,086,480         10,553,421             89,736,068      89,663,858
                                                     -------------      -------------         --------------   -------------
Net assets at end of period                          $  16,533,158      $  13,086,480         $   85,779,337   $  89,736,068
                                                     =============      =============         ==============   =============

                        See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 62 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Anchor Series Trust Funds, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       Anchor Series Trust Capital Appreciation Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Government & Quality Bond Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Growth and Income Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Growth Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Money Market Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Multi-Asset Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Natural Resources Portfolio - Class 1
      ------------------------------------------------------------------------
       Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund  - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES            SALES
-----------------                                                             ---------            -----
    AIM V.I. Capital Appreciation Fund - Class I                             $ 2,283,301        $ 1,865,420
    AIM V.I. Core Equity Fund - Class I                                        6,227,367          1,993,918
    AIM V.I. Mid Cap Core Equity Fund - Class I                                1,355,312          1,253,050
    Alger American Leveraged AllCap Portfolio - Class O                        2,271,439          4,065,410
    Anchor Series Trust Capital Appreciation Portfolio - Class 1                  77,571            427,003
    Anchor Series Trust Government & Quality Bond Portfolio - Class 1             16,452             10,765
    Anchor Series Trust Growth and Income Portfolio - Class 1                     40,641              6,099
    Anchor Series Trust Growth Portfolio - Class 1                               252,115            300,008
    Anchor Series Trust Money Market Portfolio - Class 1                         362,345            176,474
    Anchor Series Trust Multi-Asset Portfolio - Class 1                          305,963            123,788
    Anchor Series Trust Natural Resources Portfolio - Class 1                    136,228            176,943
    Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1                 40,941            153,937
    DWS Equity 500 Index Fund VIP - Class A                                    9,941,723          4,830,755
    Federated Fund for U.S. Government Securities II                           9,723,444          9,796,528
    Federated High Income Bond Fund II - Primary Shares                        6,483,599          5,030,414
    Fidelity VIP Contrafund(R) Portfolio - Service Class                      24,317,842         11,608,692
    Fidelity VIP Growth Opportunities Portfolio - Service Class                2,094,910            942,496
    Fidelity VIP Growth Portfolio - Service Class                              3,147,230          4,070,158
    Franklin Income Securities Fund - Class 2                                    912,821            126,387
    Lazard Retirement Small Cap Portfolio - Service Shares                       626,471            562,330
    Lord Abbett Bond-Debenture Portfolio - Class VC                            1,456,356          1,003,375
    Lord Abbett Growth and Income Portfolio - Class VC                         6,980,240          4,325,114
    Lord Abbett Mid-Cap Value Portfolio - Class VC                             3,648,196          2,648,675
    Mutual Shares Securities Fund - Class 2                                   11,261,734          5,578,682
    Neuberger Berman AMT Fasciano Portfolio - S Class                              6,757              1,739
    Neuberger Berman AMT Guardian Portfolio - S Class                            102,619              3,102
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                    417,513              7,767
    Oppenheimer Global Securities Fund/VA - Service Shares                       465,641             37,077
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                   279,172             14,636
    Phoenix Capital Growth Series                                             44,698,894         49,367,843
    Phoenix Growth and Income Series                                           8,528,491          7,130,107
    Phoenix Mid-Cap Growth Series                                             27,183,645          8,546,637
    Phoenix Money Market Series                                               49,235,664         47,727,035
    Phoenix Multi-Sector Fixed Income Series                                  24,598,828         13,294,460
    Phoenix Multi-Sector Short Term Bond Series                                2,486,491          2,018,270
    Phoenix Strategic Allocation Series                                       18,285,993         17,372,939
    Phoenix-Aberdeen International Series                                     29,279,356         17,738,288
    Phoenix-Alger Small-Cap Growth Series                                     13,980,122          3,342,578
    Phoenix-Duff & Phelps Real Estate Securities Series                       12,682,959         11,289,142
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth             1,152,531             83,759
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                        3,771,015            200,193
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate                        369,324              8,436
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth               1,024,665            109,298
    Phoenix-Sanford Bernstein Mid-Cap Value Series                            11,419,009          7,477,190
    Phoenix-Sanford Bernstein Small-Cap Value Series                           7,876,442          4,932,403
    Phoenix-Van Kampen Comstock Series                                        13,408,288         10,117,003
    Phoenix-Van Kampen Equity 500 Index Series                                21,377,877          9,874,155
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class             433,762             66,829
    PIMCO VIT Real Return Portfolio - Advisor Class                              208,764             36,032
    PIMCO VIT Total Return Portfolio - Advisor Class                             594,206             12,071
    Rydex Variable Trust Inverse Government Long Bond Fund                        85,880            311,868

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES            SALES
-----------------                                                             ---------            -----
    Rydex Variable Trust Nova Fund                                                 68,421            223,759
    Rydex Variable Trust Sector Rotation Fund                                   1,104,234          2,103,280
    Templeton Developing Markets Securities Fund - Class 2                   $  2,221,366       $    575,638
    Templeton Foreign Securities Fund - Class 2                                 5,045,484          4,506,384
    Templeton Global Asset Allocation Fund - Class 2                              189,081            114,920
    Templeton Growth Securities Fund - Class 2                                  5,222,019          4,990,333
    Van Kampen UIF Equity and Income Portfolio - Class II                         239,069             10,007
    Wanger International Select                                                 5,750,659          5,640,605
    Wanger International Small Cap                                             13,423,040         18,508,047
    Wanger Select                                                               4,711,880          3,389,663
    Wanger U.S. Smaller Companies                                              12,155,340         19,696,782
                                                                             ------------       ------------
                                                                             $438,048,742       $331,956,696
                                                                             ------------       ------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    Units         Units       Net Increase     Units        Units      Net Increase
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  Issued       Redeemed       (Decrease)     Issued       Redeemed     (Decrease)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I      2,304,623    (1,848,441)       456,182     3,427,985    (1,789,341)    1,638,644
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I               6,173,262    (1,936,297)     4,236,965         -             -              -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         693,109    (1,069,969)      (376,860)    1,723,435    (1,436,594)      286,841
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged
   AllCap Portfolio - Class O                     2,808,285    (4,773,557)    (1,965,272)    5,133,696    (7,257,597)   (2,123,901)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital
   Appreciation Portfolio - Class 1                     922        (4,669)        (3,747)          579        (5,686)       (5,107)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality
   Bond Portfolio - Class 1                              44          (220)          (176)          193       (10,069)       (9,876)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth
   and Income Portfolio - Class 1                       322          (231)            91           718        (3,183)       (2,465)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth
   Portfolio - Class 1                                1,103        (4,002)        (2,899)          656        (6,114)       (5,458)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market
   Portfolio - Class 1                               14,758        (7,747)         7,011         3,230        (6,154)       (2,924)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset
   Portfolio - Class 1                                  313        (2,770)        (2,457)        1,030        (6,299)       (5,269)
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources
   Portfolio - Class 1                                1,274        (2,146)          (872)        3,175        (1,357)        1,818
-----------------------------------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset
   Portfolio - Class 1                                  195        (3,272)        (3,077)        1,629        (6,183)       (4,554)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A           7,264,556    (3,713,926)     3,550,630    12,512,530    (3,923,201)    8,589,329
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                  6,207,510    (7,372,010)    (1,164,500)   12,968,735    (6,416,879)    6,551,856
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                       4,288,405    (3,892,961)       395,444     7,345,168    (7,076,164)      269,004
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                     13,969,596    (8,349,449)     5,620,147    17,373,997   (10,027,170)    7,346,827
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                      2,461,110    (1,063,499)     1,397,611     1,803,265      (964,705)      838,560
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                      4,418,590    (5,545,921)    (1,127,331)    6,239,075   (10,393,113)   (4,154,038)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2           862,104      (114,405)       747,699         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                       389,223      (464,537)       (75,314)    2,140,665      (306,276)    1,834,389
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                           1,113,678      (915,528)       198,150     5,103,143      (991,490)    4,111,653
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                           5,194,723    (3,670,494)     1,524,229    20,948,820    (1,938,281)   19,010,539
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                           2,493,376    (2,311,881)       181,495    10,424,280    (1,475,081)    8,949,199
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2           5,296,581    (2,986,494)     2,310,087    12,752,210    (2,218,548)   10,533,662
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
   Portfolio - S Class                                7,253        (1,916)         5,337         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
   Portfolio - S Class                              104,159        (2,870)       101,289         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   Fund/VA - Service Shares                         448,877        (6,686)       442,191         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Service Shares                         470,511       (34,642)       435,869         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund/VA - Service Shares                         294,142       (15,112)       279,030         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                    12,919,552   (13,186,697)      (267,145)    8,142,778   (15,749,784)   (7,607,006)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  6,010,023    (5,024,954)       985,069     5,273,233    (7,310,841)   (2,037,608)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                    19,903,923    (6,262,787)    13,641,136     4,093,810    (7,678,757)   (3,584,947)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      27,645,070   (28,403,393)      (758,323)   26,292,955   (30,567,858)   (4,274,903)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          5,700,896    (4,184,368)     1,516,528     4,775,769    (3,862,355)      913,414
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series       1,840,974    (1,766,226)        74,748     6,998,095    (1,576,663)    5,421,432
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               1,772,080    (4,155,383)    (2,383,303)    2,392,889    (5,260,500)   (2,867,611)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             9,220,372    (5,561,115)     3,659,257     5,961,319    (5,971,853)      (10,534)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series             6,859,693    (1,619,428)     5,240,265       760,191      (552,721)      207,470
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                              1,955,521    (2,377,418)      (421,897)    2,171,027    (2,291,889)     (120,862)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                      1,119,786       (77,056)     1,042,730         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                                 3,652,143      (187,084)     3,465,059         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                                 350,379        (7,967)       342,412         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                          995,981      (105,040)       890,941         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                   3,470,795    (3,756,734)      (285,939)    4,505,519    (5,026,181)     (520,662)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
   Small-Cap Value Series                         2,008,645    (2,176,372)      (167,727)    3,708,250    (3,035,973)      672,277
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                3,821,716    (6,243,543)    (2,421,827)    4,733,722   (10,362,157)   (5,628,435)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       14,641,134    (6,776,475)     7,864,659     5,057,570    (6,795,897)   (1,738,327)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
   Portfolio - Advisor Class                        428,338       (67,825)       360,513         -             -             -
-----------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    Units         Units       Net Increase     Units        Units      Net Increase
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  Issued       Redeemed       (Decrease)     Issued       Redeemed     (Decrease)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
   Portfolio - Advisor Class                       197,489       (34,650)        162,839         -            -              -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                       572,177       (10,325)        561,852         -            -              -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
   Long Bond Fund                                   75,915      (339,878)       (263,963)   1,767,093    (1,665,773)       101,320
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      41,360      (147,841)       (106,481)     285,448      (185,657)        99,791
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          657,961    (1,383,734)       (725,773)   1,726,020      (346,618)     1,379,402
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                       839,271      (211,884)        627,387       58,312      (198,732)      (140,420)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2      3,244,411    (2,924,907)        319,504    4,726,772    (4,383,948)       342,824
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 2                                   29,061       (61,931)        (32,870)     121,104      (197,765)       (76,661)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2       2,279,623    (2,638,124)       (358,501)   3,895,574    (8,479,285)    (4,583,711)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio - Class II                            233,868        (9,563)        224,305         -            -             -
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                      2,528,280    (2,360,057)        168,223    2,083,066    (1,511,190)       571,876
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                   4,141,982    (5,560,021)     (1,418,039)   6,187,419    (5,807,899)       379,520
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                    1,771,707    (1,366,734)        404,973    2,207,908    (1,541,047)       666,861
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    3,406,296    (6,973,798)     (3,567,502)   5,793,702    (9,165,715)    (3,372,013)
-----------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment         Expense                      Total
                Units              Value              Assets         Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)       Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I

     2006       7,911        1.01   to        1.13     8,134          0.06%           -   to      0.80%      4.89%   to      6.55%
     2005       7,454        0.95   to        1.06     7,262          0.07%           -   to      0.80%      7.97%   to      8.83%
     2004       5,816        0.88   to        0.97     5,234              -       0.40%   to      0.80%      5.77%   to      6.71%
     2003       3,853        0.84   to        0.91     3,274              -       0.40%   to      0.80%     28.48%   to     29.52%
     2002       1,756        0.65   to        0.70     1,160              -       0.40%   to      0.80%    (24.96%)  to     (4.08%)

AIM V.I. Core Equity Fund - Class I

     2006(12)   4,237        1.09   to        1.10     4,623          0.83%           -   to      0.80%      8.57%   to      9.16%
     2005           -           -   to           -         -              -           -   to          -          -   to          -
     2004           -           -   to           -         -              -           -   to          -          -   to          -
     2003           -           -   to           -         -              -           -   to          -          -   to          -
     2002           -           -   to           -         -              -           -   to          -          -   to          -

AIM V.I. Mid Cap Core Equity Fund - Class I

     2006       4,349        1.20   to        1.22     5,219          0.95%           -   to      0.80%     10.35%   to     11.24%
     2005       4,726        1.09   to        1.10     5,136          0.51%           -   to      0.80%      6.76%   to      7.62%
     2004(8)    4,439        1.02   to        1.02     4,515          1.95%       0.40%   to      0.80%      1.92%   to      1.98%
     2003           -           -   to           -         -              -           -   to          -          -   to          -
     2002           -           -   to           -         -              -           -   to          -          -   to          -

Alger American Leveraged AllCap Portfolio - Class O

     2006      16,097        0.78   to        1.14    13,373              -           -   to      0.80%     10.38%   to     19.26%
     2005      18,063        0.66   to        0.96    12,856              -           -   to      0.80%     13.53%   to     14.45%
     2004      20,187        0.58   to        0.84    12,536              -       0.40%   to      0.80%     (3.77%)  to      8.19%
     2003      15,970        0.54   to        0.83     9,232              -       0.40%   to      0.80%     33.65%   to     34.72%
     2002      13,000        0.41   to        0.62     5,542          0.01%       0.40%   to      0.80%    (34.44%)  to    (33.91%)

Anchor Series Trust Capital Appreciation Portfolio - Class 1

     2006          29      100.78   to      107.84     2,935          0.14%       0.45%   to      0.60%     10.76%   to     10.92%
     2005          33       90.85   to       97.37     2,988          0.30%       0.45%   to      0.60%     10.90%   to     11.10%
     2004          36       81.74   to       87.79     2,967              -       0.45%   to      0.60%      8.47%   to      8.62%
     2003          38       75.25   to       80.94     2,864              -       0.45%   to      0.60%     30.96%   to     31.45%
     2002          36       57.46   to       61.57     2,103              -       0.45%   to      0.60%    (23.13%)  to    (23.01%)

Anchor Series Trust Government & Quality Bond Portfolio - Class 1

     2006           9       31.43   to       45.62       426          3.67%       0.45%   to      0.60%      2.68%   to      2.84%
     2005          10       30.61   to       44.36       422          3.28%       0.45%   to      0.60%      1.70%   to      2.20%
     2004          17       30.11   to       43.42       754          4.73%       0.45%   to      0.60%      2.54%   to      2.94%
     2003          19       29.36   to       42.18       817          4.54%       0.45%   to      0.60%      0.92%   to      1.86%
     2002          23       28.82   to       41.79       968          3.59%       0.45%   to      0.60%      8.64%   to      8.81%

Anchor Series Trust Growth and Income Portfolio - Class 1

     2006           7       42.72   to       44.14       309          0.55%       0.45%   to      0.60%     10.50%   to     10.67%
     2005           7       38.60   to       39.94       275          0.94%       0.45%   to      0.60%      4.20%   to      4.40%
     2004          10       36.99   to       38.32       358          0.51%       0.45%   to      0.60%      5.29%   to      5.66%
     2003          10       35.00   to       36.40       336          0.57%       0.45%   to      0.60%     25.34%   to     25.57%
     2002          12       27.88   to       29.04       347          0.45%       0.45%   to      0.60%    (24.73%)  to    (24.60%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                      For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                   Unit               Net          Investment          Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)      (Lowest to Highest)        (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1

     2006          24      68.95    to      103.95     2,438          0.61%       0.45%   to      0.60%      12.61%   to    12.78%
     2005          27      61.23    to       92.17     2,425          0.91%       0.45%   to      0.60%       6.50%   to     6.60%
     2004          31      57.50    to       86.43     2,607          0.55%       0.45%   to      0.60%      10.18%   to    10.36%
     2003          32      52.19    to       78.32     2,494          0.55%       0.45%   to      0.60%      29.00%   to    29.14%
     2002          37      40.41    to       60.71     2,174          0.38%       0.45%   to      0.60%     (22.63%)  to   (22.53%)

Anchor Series Trust Money Market Portfolio - Class 1

     2006          31      19.17    to       23.68       713          4.08%       0.45%   to      0.60%       3.50%   to     3.66%
     2005          24      18.52    to       22.84       527          2.23%       0.45%   to      0.60%       1.60%   to     1.80%
     2004          25      18.23    to       22.44       549          0.33%       0.45%   to      0.60%      (0.26%)  to    (0.11%)
     2003          27      18.28    to       22.46       583          0.34%       0.45%   to      0.60%      (0.29%)  to    (0.13%)
     2002          38      18.33    to       22.49       842          1.08%       0.45%   to      0.60%       0.48%   to     0.63%

Anchor Series Trust Multi-Asset Portfolio - Class 1

     2006          69      43.16    to       43.33     2,966          1.68%       0.45%   to      0.60%       7.11%   to     7.27%
     2005          71      40.23    to       40.45     2,864          1.90%       0.45%   to      0.60%       3.30%   to     3.40%
     2004          75      38.91    to       39.18     2,918          1.76%       0.45%   to      0.60%       4.04%   to     4.19%
     2003          76      37.34    to       37.66     2,855          2.30%       0.45%   to      0.60%      16.20%   to    16.31%
     2002          80      32.11    to       32.41     2,562          2.90%       0.45%   to      0.60%     (13.58%)  to   (13.45%)

Anchor Series Trust Natural Resources Portfolio - Class 1

     2006          10      84.80    to       88.96       913          0.69%       0.45%   to      0.60%      24.18%   to    24.37%
     2005          11      68.29    to       71.53       796          0.50%       0.45%   to      0.60%      45.30%   to    45.50%
     2004          11      47.01    to       49.17       523          0.78%       0.45%   to      0.60%      24.29%   to    24.49%
     2003           9      37.82    to       39.50       368          1.54%       0.45%   to      0.60%      45.75%   to    46.82%
     2002          10      25.76    to       27.10       263          0.86%       0.45%   to      0.60%       7.73%   to     7.89%

Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1

     2006          36      46.42    to       48.84     1,676          1.52%       0.45%   to      0.60%      10.77%   to    10.93%
     2005          39      41.85    to       44.10     1,644          0.71%       0.45%   to      0.60%       8.40%   to     8.60%
     2004          42      38.55    to       40.68     1,610          2.13%       0.45%   to      0.60%      10.52%   to    10.68%
     2003          44      34.83    to       36.81     1,527          1.01%       0.45%   to      0.60%      28.28%   to    28.47%
     2002          47      27.15    to       28.65     1,282          0.76%       0.45%   to      0.60%     (12.87%)  to   (12.74%)

DWS Equity 500 Index Fund VIP - Class A

     2006      27,785       1.36    to        1.42    38,443          1.13%           -   to      0.80%      10.75%   to    15.52%
     2005      24,234       1.19    to        1.23    29,129          1.48%           -   to      0.80%       3.84%   to     4.68%
     2004      15,645       1.14    to        1.17    17,967          1.06%       0.40%   to      0.80%       9.71%   to    10.59%
     2003      11,193       1.04    to        1.06    11,694          0.95%       0.40%   to      0.80%      27.13%   to    28.16%
     2002       4,411       0.82    to        0.83     3,621          3.01%       0.40%   to      0.80%     (22.94%)  to     7.90%

Federated Fund for U.S. Government Securities II

     2006      25,746       1.25    to        1.40    35,432          3.96%           -   to      0.80%       3.31%   to     4.35%
     2005      26,910       1.20    to        1.35    35,456          3.69%           -   to      0.80%       1.21%   to     2.03%
     2004      20,358       1.18    to        1.33    26,792          4.10%       0.40%   to      0.80%       2.78%   to     3.61%
     2003      25,120       1.15    to        1.30    31,813          3.58%       0.40%   to      0.80%       1.55%   to     2.37%
     2002      30,348       1.12    to        1.28    37,072          3.53%       0.40%   to      0.80%       3.27%   to     9.05%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit              Net          Investment          Expense                     Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares

     2006      10,839      1.35   to        1.55       14,778         7.50%           -   to      0.80%       9.92%   to    10.80%
     2005      10,444      1.23   to        1.40       12,943         8.34%           -   to      0.80%      (0.79%)  to     2.66%
     2004      10,175      1.21   to        1.36       12,393         6.77%       0.40%   to      0.80%       9.58%   to    10.46%
     2003       6,733      1.10   to        1.23        7,487         6.34%       0.40%   to      0.80%      21.24%   to    22.22%
     2002       4,527      0.91   to        1.01        4,137         9.03%       0.40%   to      0.80%       0.58%   to     1.39%

Fidelity VIP Contrafund(R) Portfolio - Service Class

     2006      48,160      1.35   to        1.71       67,672         1.16%           -   to      0.80%      10.70%   to    11.59%
     2005      42,540      1.22   to        1.53       54,365         0.18%           -   to      0.80%      15.92%   to    16.85%
     2004      35,193      1.05   to        1.31       39,503         0.23%       0.40%   to      0.80%      14.42%   to    15.34%
     2003      23,995      0.92   to        1.14       23,591         0.22%       0.40%   to      0.80%      27.33%   to    28.35%
     2002       8,202      0.72   to        0.89        6,051         0.47%       0.40%   to      0.80%     (10.15%)  to     6.81%

Fidelity VIP Growth Opportunities Portfolio - Service Class

     2006       5,607      0.86   to        1.18        5,032         0.53%           -   to      0.80%       4.46%   to    10.02%
     2005       4,209      0.83   to        1.12        3,631         0.71%           -   to      0.80%       2.01%   to     8.86%
     2004       3,371      0.77   to        1.03        2,688         0.43%       0.80%   to      0.80%       6.20%   to     7.06%
     2003       2,806      0.72   to        0.96        2,142         0.57%       0.50%   to      0.80%      (7.16%)  to    29.66%
     2002       2,145      0.56   to        0.74        1,266         0.68%       0.50%   to      0.80%     (22.54%)  to   (21.92%)

Fidelity VIP Growth Portfolio - Service Class

     2006      23,252      0.71   to        0.98       17,010         0.28%           -   to      0.80%       5.88%   to     6.73%
     2005      24,379      0.67   to        0.92       16,886         0.42%           -   to      0.80%      (3.30%)  to     5.67%
     2004      28,533      0.64   to        0.88       18,892         0.14%       0.40%   to      0.80%       2.44%   to     3.26%
     2003      30,444      0.62   to        0.85       20,431         0.17%       0.40%   to      0.80%      31.72%   to    32.78%
     2002      22,981      0.47   to        0.64       11,808         0.06%       0.40%   to      0.80%     (30.76%)  to   (30.20%)

Franklin Income Securities Fund - Class 2

     2006(15)     748      1.11   to        1.12          833         0.59%           -   to      0.80%       5.16%   to    11.73%
     2005           -         -   to           -            -             -           -   to          -           -   to         -
     2004           -         -   to           -            -             -           -   to          -           -   to         -
     2003           -         -   to           -            -             -           -   to          -           -   to         -
     2002           -         -   to           -            -             -           -   to          -           -   to         -

Lazard Retirement Small Cap Portfolio - Service Shares

     2006       1,759      1.26   to        1.28        2,223             -           -   to      0.80%      15.14%   to    16.07%
     2005(10)   1,834      1.10   to        1.10        2,012             -           -   to      0.80%      11.98%   to    12.59%
     2004           -         -   to           -            -             -           -   to          -           -   to         -
     2003           -         -   to           -            -             -           -   to          -           -   to         -
     2002           -         -   to           -            -             -           -   to          -           -   to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

     2006       4,310      1.11   to        1.13        4,806         6.09%           -   to      0.80%       8.46%   to     9.33%
     2005(9)    4,112      1.03   to        1.03        4,221         6.99%           -   to      0.80%       3.04%   to     5.33%
     2004           -         -   to           -            -             -           -   to          -           -   to         -
     2003           -         -   to           -            -             -           -   to          -           -   to         -
     2002           -         -   to           -            -             -           -   to          -           -   to         -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                           For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment         Expense                      Total
                Units              Value             Assets          Income           Ratio(2)                    Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC

     2006      20,535        1.22   to      1.24       25,175         1.33%           -  to       0.80%      10.01%   to    17.27%
     2005(9)   19,011        1.05   to      1.06       20,019         1.73%           -  to       0.80%       6.05%   to     7.89%
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Lord Abbett Mid-Cap Value Portfolio - Class VC

     2006       9,131        1.21   to      1.23       11,049         0.52%           -  to       0.80%      11.34%   to    12.23%
     2005(9)    8,949        1.09   to      1.09        9,722         0.71%           -  to       0.80%      11.46%   to    13.98%
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Mutual Shares Securities Fund - Class 2

     2006      22,061        1.56   to      2.03       42,791         1.29%           -  to       0.80%      17.44%   to    18.38%
     2005      19,751        1.33   to      1.72       32,505         0.66%           -  to       0.80%       3.12%   to    10.55%
     2004       9,217        1.20   to      1.57       13,926         0.77%       0.40%  to       0.80%       2.26%   to    12.63%
     2003       7,972        1.07   to      1.41       10,802         1.05%       0.40%  to       0.80%      13.75%   to    25.15%
     2002       6,484        0.86   to      1.13        7,185         0.88%       0.40%  to       0.80%     (12.52%)  to     2.20%

Neuberger Berman AMT Fasciano Portfolio - S Class

     2006(20)       5        0.97   to      0.97            5             -       0.80%  to       0.80%       3.32%   to     3.32%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Neuberger Berman AMT Guardian Portfolio - S Class

     2006(17)     101        1.06   to      1.07          107         1.47%           -  to       0.80%       9.12%   to    12.63%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Oppenheimer Capital Appreciation Fund/VA - Service Shares

     2006(17)     442        1.02   to      1.02          451             -           -  to       0.80%      (0.48%)  to     7.97%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

Oppenheimer Global Securities Fund/VA - Service Shares

     2006(14)     436        1.07   to      1.07          465             -           -  to       0.80%       4.65%   to    13.50%
     2005           -           -   to         -            -             -           -  to           -           -   to         -
     2004           -           -   to         -            -             -           -  to           -           -   to         -
     2003           -           -   to         -            -             -           -  to           -           -   to         -
     2002           -           -   to         -            -             -           -  to           -           -   to         -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                      For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                     Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares

     2006(18)     279       1.00   to       1.00         279              -       0.80%  to       0.80%       5.47%  to     10.02%
     2005           -          -   to          -           -              -           -  to           -           -  to          -
     2004           -          -   to          -           -              -           -  to           -           -  to          -
     2003           -          -   to          -           -              -           -  to           -           -  to          -
     2002           -          -   to          -           -              -           -  to           -           -  to          -

Phoenix Capital Growth Series

     2006      50,797       0.64   to       4.02     186,428          0.21%           -  to       0.80%      (0.23%) to      3.22%
     2005      51,064       0.62   to       3.91     186,646          0.06%           -  to       0.80%       2.89%  to      3.71%
     2004      58,671       0.60   to       3.79     207,734          0.86%       0.50%  to       0.80%       4.13%  to      4.97%
     2003      63,192       0.57   to       3.63     215,668          0.10%       0.50%  to       0.80%      25.48%  to     26.49%
     2002      65,838       0.45   to       2.88     179,241              -       0.40%  to       0.80%     (25.41%) to    (24.81%)

Phoenix Growth and Income Series

     2006      26,367       1.25   to       1.51      38,734          1.14%           -  to       0.80%      11.57%  to     17.18%
     2005      25,382       1.07   to       1.30      32,167          1.05%           -  to       0.80%       3.97%  to      4.80%
     2004      27,420       1.03   to       1.25      33,449          1.28%       0.40%  to       0.80%       9.59%  to     10.48%
     2003      22,752       0.94   to       1.14      25,394          1.16%       0.40%  to       0.80%      26.44%  to     27.46%
     2002      21,039       0.74   to       0.90      18,605          0.83%       0.40%  to       0.80%     (23.13%) to    (22.51%)

Phoenix Mid-Cap Growth Series

     2006      27,967       0.76   to       1.38      37,704              -           -  to       0.80%       3.30%  to      4.13%
     2005      14,326       0.73   to       1.34      18,486              -           -  to       0.80%       3.35%  to      4.18%
     2004      17,911       0.70   to       1.30      22,322              -       0.40%  to       0.80%      (8.40%) to      6.72%
     2003      16,041       0.66   to       1.22      19,061              -       0.40%  to       0.80%      27.80%  to     28.83%
     2002      14,444       0.51   to       0.96      13,501              -       0.40%  to       0.80%     (33.04%) to    (32.50%)

Phoenix Money Market Series

     2006      35,146       1.09   to       2.23      60,133          4.32%           -  to       0.80%       0.28%  to      4.41%
     2005      35,905       1.05   to       2.14      58,630          2.54%           -  to       0.80%       1.76%  to      2.58%
     2004      40,179       1.03   to       2.10      64,278          0.77%       0.40%  to       0.80%      (0.01%) to      0.79%
     2003      51,761       1.03   to       2.09      83,073          0.69%       0.40%  to       0.80%      (0.12%) to      0.68%
     2002      66,402       1.02   to       2.09     102,728          1.40%       0.40%  to       0.80%       0.61%  to      1.42%

Phoenix Multi-Sector Fixed Income Series

     2006      26,435       1.47   to       4.10      93,566          5.45%           -  to       0.80%       5.99%  to      6.84%
     2005      24,919       1.38   to       3.86      81,240          4.88%           -  to       0.80%       0.97%  to      1.78%
     2004      24,005       1.37   to       3.81      77,599          6.32%       0.40%  to       0.80%       4.83%  to      6.84%
     2003      17,070       1.28   to       3.59      54,291          6.70%       0.40%  to       0.80%      13.66%  to     14.58%
     2002      16,355       1.13   to       3.15      46,115          7.37%       0.40%  to       0.80%       9.12%  to     10.00%

Phoenix Multi-Sector Short Term Bond Series

     2006       8,836       1.13   to       1.16      10,021          4.66%           -  to       0.80%       4.87%  to      5.71%
     2005       8,761       1.08   to       1.10       9,461          4.05%           -  to       0.80%       0.55%  to      1.36%
     2004       3,340       1.07   to       1.08       3,579          4.52%       0.50%  to       0.80%       4.20%  to      5.33%
     2003(7)    1,438       1.02   to       1.03       1,473          6.22%       0.50%  to       0.80%       1.19%  to      2.47%
     2002           -          -   to          -           -              -           -  to           -           -  to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                        For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Phoenix Strategic Allocation Series

     2006       16,980      1.29   to       4.97        75,169         2.59%          -   to      0.80%     11.79%   to     12.69%
     2005       19,364      1.15   to       4.43        76,320         2.31%          -   to      0.80%      0.98%   to      1.79%
     2004       22,231      1.14   to       4.38        86,581         2.59%      0.40%   to      0.80%      6.60%   to      7.46%
     2003       24,395      1.06   to       4.09        90,921         2.66%      0.40%   to      0.80%     18.91%   to     19.87%
     2002       25,912      0.89   to       3.43        81,273         2.75%      0.40%   to      0.80%    (12.28%)  to    (11.58%)

Phoenix-Aberdeen International Series

     2006       30,187      1.54   to       3.85       105,044         2.21%          -   to      0.80%     14.36%   to     27.37%
     2005       26,527      1.21   to       3.04        74,716         4.34%          -   to      0.80%     17.62%   to     18.57%
     2004       26,538      1.02   to       2.57        63,926         2.80%      0.40%   to      0.80%     19.82%   to     20.78%
     2003       25,947      0.85   to       2.14        52,769         1.94%      0.40%   to      0.80%     30.81%   to     41.79%
     2002       25,724      0.64   to       1.63        40,119         1.07%      0.50%   to      0.80%    (15.49%)  to    (14.81%)

Phoenix-Alger Small-Cap Growth Series

     2006        7,108      2.11   to       2.18        15,016         0.03%          -   to      0.80%      0.87%   to     19.45%
     2005        1,868      1.78   to       1.83         3,329             -          -   to      0.80%     14.72%   to     15.64%
     2004        1,661      1.55   to       1.58         2,578             -      0.40%   to      0.80%    (10.27%)  to      2.12%
     2003        1,052      1.53   to       1.55         1,609             -      0.80%   to      0.80%     44.83%   to     53.38%
     2002(4)       116      1.01   to       1.01           116             -      0.80%   to      0.80%     (9.69%)  to      1.95%

Phoenix-Duff & Phelps Real Estate Securities Series

     2006        8,741      3.34   to       5.76        46,224         1.30%          -   to      0.80%     19.51%   to     37.07%
     2005        9,163      2.45   to       4.22        35,760         1.74%          -   to      0.80%     14.18%   to     15.10%
     2004        9,283      2.14   to       3.69        31,799         2.48%      0.40%   to      0.80%     33.61%   to     34.69%
     2003        8,324      1.59   to       2.75        21,543         3.49%      0.40%   to      0.80%     37.16%   to     38.27%
     2002        7,432      1.16   to       2.00        14,263         3.99%      0.40%   to      0.80%      2.11%   to     12.08%

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

     2006(11)    1,043      1.12   to       1.13         1,166         2.23%          -   to      0.80%     (0.47%)  to     12.47%
     2005            -         -   to          -             -             -          -   to          -          -   to          -
     2004            -         -   to          -             -             -          -   to          -          -   to          -
     2003            -         -   to          -             -             -          -   to          -          -   to          -
     2002            -         -   to          -             -             -          -   to          -          -   to          -

Phoenix-S&P Dynamic Asset Allocation Series: Growth

     2006(11)    3,465      1.09   to       1.10         3,794         3.81%          -   to      0.80%      6.50%   to     10.18%
     2005            -         -   to          -             -             -          -   to          -          -   to          -
     2004            -         -   to          -             -             -          -   to          -          -   to          -
     2003            -         -   to          -             -             -          -   to          -          -   to          -
     2002            -         -   to          -             -             -          -   to          -          -   to          -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate

     2006(11)      342      1.05   to       1.05           359        23.55%      0.80%   to      0.80%      0.01%   to      5.51%
     2005            -         -   to          -             -             -          -   to          -          -   to          -
     2004            -         -   to          -             -             -          -   to          -          -   to          -
     2003            -         -   to          -             -             -          -   to          -          -   to          -
     2002            -         -   to          -             -             -          -   to          -          -   to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                      For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                     Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

     2006(11)       891      1.08   to      1.09          962         3.37%           -   to      0.80%      7.82%   to      9.41%
     2005             -         -   to         -            -             -           -   to          -          -   to          -
     2004             -         -   to         -            -             -           -   to          -          -   to          -
     2003             -         -   to         -            -             -           -   to          -          -   to          -
     2002             -         -   to         -            -             -           -   to          -          -   to          -

Phoenix-Sanford Bernstein Mid-Cap Value Series

     2006        18,880      1.97   to      2.60       38,670         0.42%           -   to      0.80%      6.30%   to     14.91%
     2005        19,166      1.73   to      2.26       34,422         0.11%           -   to      0.80%      6.87%   to      7.73%
     2004        19,686      1.62   to      2.10       33,069         0.18%       0.40%   to      0.80%     19.44%   to     20.41%
     2003        18,177      1.35   to      1.74       25,502         0.19%       0.40%   to      0.80%     39.85%   to     40.97%
     2002        18,224      0.97   to      1.24       18,246         0.96%       0.40%   to      0.80%     (9.28%)  to     (8.55%)

Phoenix-Sanford Bernstein Small-Cap Value Series

     2006        10,242      2.10   to      2.42       24,109         0.22%           -   to      0.80%      7.72%   to     16.75%
     2005        10,410      1.81   to      2.09       21,154             -           -   to      0.80%      6.60%   to      7.46%
     2004         9,737      1.69   to      1.96       18,554             -       0.40%   to      0.80%     21.69%   to     22.67%
     2003         8,071      1.38   to      1.61       12,639             -       0.40%   to      0.80%     42.71%   to     43.86%
     2002         6,431      0.97   to      1.13        7,087         0.60%       0.40%   to      0.80%    (16.25%)  to      7.43%

Phoenix-Van Kampen Comstock Series

     2006        22,954      1.19   to      1.92       41,460         1.70%           -   to      0.80%     19.93%   to     20.90%
     2005        25,376      0.98   to      1.60       37,974         1.14%           -   to      0.80%      4.59%   to      5.43%
     2004        31,005      0.93   to      1.53       44,642         0.98%       0.40%   to      0.80%     12.01%   to     12.92%
     2003        21,152      0.82   to      1.37       27,660         0.95%       0.40%   to      0.80%     22.88%   to     23.88%
     2002        19,603      0.66   to      1.11       21,043         0.95%       0.40%   to      0.80%    (22.56%)  to    (21.93%)

Phoenix-Van Kampen Equity 500 Index Series

     2006        37,558      1.08   to      1.52       55,894         1.36%           -   to      0.80%      3.32%   to     14.21%
     2005        29,694      0.95   to      1.34       39,178         1.25%           -   to      0.80%      2.86%   to      3.69%
     2004        31,432      0.92   to      1.30       40,342         1.48%       0.50%   to      0.80%      8.96%   to      9.84%
     2003        31,533      0.83   to      1.19       37,193         1.12%       0.50%   to      0.80%     25.22%   to     26.23%
     2002        31,028      0.66   to      0.95       29,285         0.92%       0.50%   to      0.80%    (24.30%)  to    (23.68%)

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class

     2006(13)       361      0.95   to      0.95          344         8.40%       0.80%   to      0.80%     (6.38%)  to     (5.42%)
     2005             -         -   to         -            -             -           -   to          -          -   to          -
     2004             -         -   to         -            -             -           -   to          -          -   to          -
     2003             -         -   to         -            -             -           -   to          -          -   to          -
     2002             -         -   to         -            -             -           -   to          -          -   to          -

PIMCO VIT Real Return Portfolio - Advisor Class

     2006(19)       163      1.02   to      1.02          166         4.58%           -   to      0.80%     (0.71%)  to      1.62%
     2005             -         -   to         -            -             -           -   to          -          -   to          -
     2004             -         -   to         -            -             -           -   to          -          -   to          -
     2003             -         -   to         -            -             -           -   to          -          -   to          -
     2002             -         -   to         -            -             -           -   to          -          -   to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                           For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit              Net          Investment         Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class

     2006(16)       562       1.04   to      1.04         582         4.54%       0.80%   to      0.80%       3.67%   to     3.95%
     2005             -          -   to         -           -             -           -   to          -           -   to         -
     2004             -          -   to         -           -             -           -   to          -           -   to         -
     2003             -          -   to         -           -             -           -   to          -           -   to         -
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Rydex Variable Trust Inverse Government Long Bond Fund

     2006           319       0.94   to      0.97         302         3.46%           -   to      0.80%       7.24%   to     8.11%
     2005           583       0.88   to      0.90         513             -           -   to      0.80%      (6.00%)  to    (5.24%)
     2004           481       0.93   to      0.95         451             -       0.80%   to      0.80%     (11.38%)  to    (6.95%)
     2003(5)        485       1.05   to      1.06         512             -       0.80%   to      0.80%      (4.35%)  to     6.62%
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Rydex Variable Trust Nova Fund

     2006           296       1.69   to      1.74         500         1.20%           -   to      0.80%      16.13%   to    19.27%
     2005           402       1.43   to      1.46         575         0.30%           -   to      0.80%      (3.15%)  to    11.24%
     2004           302       1.39   to      1.40         419         0.05%       0.80%   to      0.80%      13.71%   to    14.62%
     2003(6)        232       1.22   to      1.22         283             -       0.80%   to      0.80%       9.08%   to    21.02%
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Rydex Variable Trust Sector Rotation Fund

     2006         1,053       1.58   to      1.63       1,668             -           -   to      0.80%     (11.88%)  to    11.39%
     2005         1,779       1.43   to      1.46       2,549             -           -   to      0.80%      12.80%   to    13.71%
     2004           400       1.27   to      1.29         508             -       0.80%   to      0.80%       9.83%   to    10.71%
     2003(7)        187       1.16   to      1.16         216             -       0.80%   to      0.80%       1.82%   to    16.55%
     2002             -          -   to         -           -             -           -   to          -           -   to         -

Templeton Developing Markets Securities Fund - Class 2

     2006         1,548       2.91   to      2.96       4,576         1.05%           -   to      0.80%      27.07%   to    28.09%
     2005           920       2.27   to      2.33       2,142         1.33%           -   to      0.80%      26.41%   to    27.43%
     2004         1,061       1.78   to      1.84       1,953         1.83%       0.50%   to      0.80%      23.71%   to    24.71%
     2003         1,162       1.43   to      1.49       1,728         1.20%       0.50%   to      0.80%      51.77%   to    52.99%
     2002         1,329       0.93   to      0.98       1,303         1.39%       0.50%   to      0.80%     (12.95%)  to    (0.15%)

Templeton Foreign Securities Fund - Class 2

     2006        15,821       1.51   to      1.68      25,791         1.25%           -   to      0.80%      20.48%   to    21.44%
     2005        15,502       1.24   to      1.40      20,939         1.14%           -   to      0.80%       9.29%   to    10.17%
     2004        15,159       1.13   to      1.28      18,689         1.06%       0.40%   to      0.80%      17.58%   to    18.53%
     2003        12,805       0.95   to      1.09      13,445         1.75%       0.40%   to      0.80%      31.15%   to    32.21%
     2002        10,043       0.72   to      0.83       8,100         1.55%       0.40%   to      0.80%     (19.21%)  to   (18.56%)

Templeton Global Asset Allocation Fund - Class 2

     2006           578       1.65   to      1.95       1,115         7.09%           -   to      0.80%      20.14%   to    21.11%
     2005           611       1.37   to      1.62         981         3.77%           -   to      0.80%       2.73%   to     3.55%
     2004           687       1.32   to      1.58       1,072         2.82%       0.80%   to      0.80%      14.79%   to    15.72%
     2003           720       1.14   to      1.38         977         2.55%       0.80%   to      0.80%      30.90%   to    31.95%
     2002           725       0.86   to      1.05         752         1.77%       0.80%   to      0.80%      (6.69%)  to    (4.39%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                           For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit               Net         Investment          Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2

     2006        11,184        1.60   to     2.15      23,091          1.31%          -  to      0.80%      20.84%  to      21.81%
     2005        11,543        1.32   to     1.78      19,693          1.15%          -  to      0.80%       8.00%  to       8.86%
     2004        16,126        1.22   to     1.65      23,254          1.20%      0.40%  to      0.80%      15.10%  to      16.03%
     2003        13,781        1.05   to     1.43      17,313          1.54%      0.40%  to      0.80%      31.08%  to      32.14%
     2002        11,518        0.80   to     1.09      10,839          2.45%      0.40%  to      0.80%     (19.14%) to     (16.40%)

Van Kampen UIF Equity and Income Portfolio - Class II

     2006(18)       224        1.08   to     1.08         242          0.57%          -  to      0.80%       9.32%  to      10.40%
     2005             -           -   to        -           -              -          -  to          -           -  to           -
     2004             -           -   to        -           -              -          -  to          -           -  to           -
     2003(7)          -           -   to        -           -              -          -  to          -           -  to           -
     2002             -           -   to        -           -              -          -  to          -           -  to           -

Wanger International Select

     2006         5,240        1.34   to     3.05      14,343          0.28%          -  to      0.80%      34.91%  to      36.00%
     2005         5,072        0.99   to     2.26      10,353          1.89%          -  to      0.80%      15.50%  to      16.43%
     2004         4,500        0.85   to     1.96       7,964          0.29%      0.40%  to      0.80%      14.54%  to      24.34%
     2003         4,340        0.69   to     1.59       6,293          0.29%      0.50%  to      0.80%      40.11%  to      41.24%
     2002         2,858        0.49   to     1.13       3,067              -      0.50%  to      0.80%     (15.97%) to     (15.29%)

Wanger International Small Cap

     2006        18,094        2.10   to     4.01      68,022          0.55%          -  to      0.80%      14.10%  to      37.16%
     2005        19,512        1.53   to     2.94      54,231          1.03%          -  to      0.80%      20.56%  to      21.53%
     2004        19,133        1.26   to     2.43      43,806          0.69%      0.40%  to      0.80%      29.23%  to      30.27%
     2003        20,004        0.96   to     1.87      35,683          0.30%      0.40%  to      0.80%      47.67%  to      48.87%
     2002        17,887        0.65   to     1.27      21,788              -      0.40%  to      0.80%     (14.52%) to     (13.83%)

Wanger Select

     2006         6,289        2.02   to     2.98      16,533          0.37%          -  to      0.80%      18.75%  to      19.70%
     2005         5,884        1.69   to     2.51      13,086              -          -  to      0.80%       9.61%  to      10.49%
     2004         5,217        1.54   to     2.29      10,553              -      0.40%  to      0.80%      18.35%  to      19.31%
     2003         3,832        1.30   to     1.93       6,651              -      0.40%  to      0.80%      29.68%  to      30.73%
     2002         2,569        1.00   to     1.49       3,620              -      0.40%  to      0.80%      (8.36%) to      (0.54%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------    ------------------------------------------------------------------
                                    Unit              Net          Investment         Expense                      Total
                Units              Value             Assets          Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)      (000's)        Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------    ------------------------------------------------------------------
Wanger U.S. Smaller Companies

     2006        29,901       1.68   to      2.96      85,779         0.23%           -  to       0.80%      0.83%   to      7.87%
     2005        33,469       1.57   to      2.76      89,736             -           -  to       0.80%     10.37%   to     11.25%
     2004        36,841       1.41   to      2.49      89,664             -       0.40%  to       0.80%     17.39%   to     18.33%
     2003        34,006       1.20   to      2.12      70,547             -       0.40%  to       0.80%     42.08%   to     43.22%
     2002        33,760       0.84   to      1.48      49,480             -       0.40%  to       0.80%    (17.48%)  to    (16.81%)

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception August 14, 2002 to December 31, 2002.

(5)  From inception June 2, 2003 to December 31, 2003.

(6)  From inception June 3, 2003 to December 31, 2003.

(7)  From inception June 4, 2003 to December 31, 2003.

(8)  From inception December 3, 2004 to December 31, 2004.

(9)  From inception April 21, 2005 to December 31, 2005.

(10) From inception April 29, 2005 to December 31, 2005.

(11) From inception February 6, 2006 to December 31, 2006.

(12) From inception April 28, 2006 to December 31, 2006.

(13) From inception May 2, 2006 to December 31, 2006.

(14) From inception May 8, 2006 to December 31, 2006.

(15) From inception May 12, 2006 to December 31, 2006.

(16) From inception May 16, 2006 to December 31, 2006.

(17) From inception May 18, 2006 to December 31, 2006.

(18) From inception May 24, 2006 to December 31, 2006.

(19) From inception June 1, 2006 to December 31, 2006.

(20) From inception June 7, 2006 to December 31, 2006.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6---POLICY LOANS
Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7---FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A)  Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $70,310,745 and $76,043,316 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

     Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy face amount and policy duration may vary, the administrative charge may also vary.

     Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

     Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

     Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)  Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)  Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of .80% of the contracts value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $9,058,453 and $21,173 respectively. This expense is taken out as a reduction of unit values.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 8---DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9---DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10---LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax- free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small- Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10---LIQUIDATIONS AND MERGERS (CONTINUED)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq- 100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large- Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large- Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760. On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid- Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond- Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond- Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond - Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11---MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12---MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13---OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 13---OTHER (CONTINUED)
State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]
                                     PCW
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                 ---------------

Report of Independent Registered Public Accounting Firm..........      F-3

Consolidated Balance Sheet as of December 31, 2006 and 2005......      F-4

Consolidated Statement of Income and Comprehensive Income for
  the years ended December 31, 2006, 2005 and 2004...............      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004...............................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2006, 2005 and 2004...................      F-7

Notes to Financial Statements....................................   F-8 - F-41

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                   2006           2005
                                                                                               -------------- --------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  12,549.9    $  13,402.6
Available-for-sale equity securities, at fair value.........................................          173.6          169.6
Mortgage loans, at unpaid principal balances................................................           71.9          128.6
Venture capital partnerships, at equity in net assets.......................................          116.8          145.1
Policy loans, at unpaid principal balances..................................................        2,322.0        2,245.0
Other invested assets.......................................................................          307.8          308.6
                                                                                                -------------  -------------
                                                                                                   15,542.0       16,399.5
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          267.8          304.4
                                                                                                -------------  -------------
Total investments...........................................................................       15,809.8       16,703.9
Cash and cash equivalents...................................................................          289.0          225.6
Accrued investment income...................................................................          208.3          225.8
Premiums, accounts and notes receivable.....................................................          212.9          183.3
Deferred policy acquisition costs...........................................................        1,743.6        1,546.7
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          151.5          128.2
Separate account assets.....................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL ASSETS................................................................................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,494.2    $  13,246.2
Policyholder deposit funds..................................................................        2,228.4        3,060.7
Indebtedness................................................................................          174.0          204.1
Deferred income taxes.......................................................................           69.6           31.7
Other liabilities...........................................................................          310.5          336.8
Non-recourse collateralized obligations.....................................................          344.0          389.9
Separate account liabilities................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL LIABILITIES...........................................................................       26,079.3       24,991.6
                                                                                                -------------  -------------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22).............................................

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.2           10.5
                                                                                                -------------  -------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings...........................................................................           78.3           12.4
Accumulated other comprehensive income (loss)...............................................          (15.8)           1.5
                                                                                                -------------  -------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,787.4        1,738.8
                                                                                                -------------  -------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
REVENUES:
Premiums.....................................................................   $     839.7     $     928.7    $     990.6
Insurance and investment product fees........................................         400.6           314.8          294.7
Investment income, net of expenses...........................................       1,030.4         1,092.5        1,068.0
Unrealized gain on trading equity securities.................................          --              --             85.9
Net realized investment gains (losses).......................................          73.8           (53.2)          (2.0)
                                                                                -------------   -------------  -------------
TOTAL REVENUES...............................................................       2,344.5         2,282.8        2,437.2
                                                                                -------------   -------------  -------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,331.5         1,376.7        1,422.2
Policyholder dividends.......................................................         399.1           364.4          404.7
Policy acquisition cost amortization.........................................         148.5            99.6          110.0
Interest expense on indebtedness.............................................          14.5            14.7           12.8
Interest expense on non-recourse collateralized obligations..................          18.7            29.4           33.6
Other operating expenses.....................................................         204.0           236.5          259.9
                                                                                -------------   -------------  -------------
TOTAL BENEFITS AND EXPENSES..................................................       2,116.3         2,121.3        2,243.2
                                                                                -------------   -------------  -------------
Income from continuing operations before income taxes,
  minority interest and equity in earnings of affiliates.....................         228.2           161.5          194.0
Applicable income tax expense................................................          73.9            39.9           59.7
                                                                                -------------   -------------  -------------
Income from continuing operations before minority interest
  and equity in earnings of affiliates.......................................         154.3           121.6          134.3
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.7)          (0.1)
Equity in undistributed losses of affiliates.................................          --              --            (10.4)
                                                                                -------------   -------------  -------------
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
                                                                                =============   =============  =============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
COMPREHENSIVE INCOME.........................................................   $     136.1     $      73.9    $     131.3
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     153.4     $     120.9    $     123.8
Proceeds from sale of trading equity securities..............................          --             129.7           --
Unrealized gain on trading equity securities.................................          --              --            (85.9)
Net realized investment (gains) losses.......................................         (73.8)           53.2            2.0
Amortization and depreciation................................................           8.7             6.9           12.7
Investment gains.............................................................         (45.1)         (129.9)         (73.6)
Equity in losses of affiliates...............................................          --              --             17.2
Deferred income taxes........................................................          42.1            38.2           65.7
Decrease (increase) in receivables...........................................         (15.4)          (18.6)          37.8
Deferred policy acquisition costs increase...................................        (180.6)          (88.1)         (54.7)
Increase in policy liabilities and accruals..................................         339.8           327.6           60.1
Other assets and other liabilities net change................................         (22.4)           22.8          (44.6)
                                                                                -------------   -------------  -------------
Cash from continuing operations..............................................         206.7           462.7           60.5
Discontinued operations, net.................................................          21.8             5.4           16.1
                                                                                -------------   -------------  -------------
CASH FROM OPERATING ACTIVITIES...............................................         228.5           468.1           76.6
                                                                                -------------   -------------  -------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,713.2)       (4,852.4)      (4,159.6)
Investment sales, repayments and maturities..................................       5,561.3         4,801.7        4,213.8
Debt and equity securities pledged as collateral purchases...................          --              --            (17.2)
Debt and equity securities pledged as collateral sales.......................          26.5           956.0           97.0
Subsidiary sales.............................................................          --              10.7            6.6
Premises and equipment additions.............................................         (18.2)          (25.1)          (7.9)
Premises and equipment dispositions..........................................          --              17.3           26.4
Discontinued operations, net.................................................         (32.8)            1.2           --
                                                                                -------------   -------------  -------------
CASH FROM INVESTING ACTIVITIES...............................................         823.6           909.4          159.1
                                                                                -------------   -------------  -------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         638.6           609.6          917.3
Policyholder deposit fund withdrawals........................................      (1,470.9)       (1,041.3)      (1,067.6)
Other indebtedness proceeds..................................................          --              --            171.6
Indebtedness repayments......................................................         (30.2)           --           (155.2)
Collateralized obligations repayments........................................         (39.5)       (1,009.1)         (90.8)
Common stock dividends paid..................................................         (87.5)          (35.1)         (69.7)
Contributions from minority interests........................................           0.8            --             --
                                                                                -------------   -------------  -------------
CASH FOR FINANCING ACTIVITIES................................................        (988.7)       (1,475.9)        (294.4)
                                                                                -------------   -------------  -------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          63.4           (98.4)         (58.7)
Cash and cash equivalents, beginning of year.................................         225.6           324.0          382.7
                                                                                -------------   -------------  -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     289.0     $     225.6    $     324.0
                                                                                =============   =============  =============

Included in cash and cash equivalents above is cash pledged as collateral of $3.1 million, $15.2 million and $61.0 million at December 31, 2006, 2005 and
2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     153.4     $     120.9    $     123.8
Common stock dividends declared..............................................         (87.5)          (35.1)         (69.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          48.6            38.8           61.6
Stockholder's equity, beginning of year......................................       1,738.8         1,700.0        1,638.4
                                                                                -------------   -------------  -------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,787.4     $   1,738.8    $   1,700.0
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact have not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o   the extent and the duration of the decline;
     o the reasons for the decline in value (credit event, interest related or market fluctuations);
     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
     o   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen Asset Management PLC (Aberdeen) for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 9 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. In the first quarter of 2006, we recognized an additional $6.5 million after-tax earn-out gain, and we may be entitled to additional consideration based on Lombard's financial performance through 2006.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ in millions)                                                                ------------------------------
                                                                                   2006            2005         INCEPTION
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $   7,000.5     $   6,992.0    $   4,773.1
Equity securities............................................................         120.5            95.4           --
Mortgage loans...............................................................          66.5           109.9          399.0
Venture capital partnerships.................................................          97.9            73.4           --
Policy loans.................................................................       1,346.6         1,349.2        1,380.0
Other invested assets........................................................          85.5            69.3           --
                                                                                -------------   -------------  -------------
Total closed block investments...............................................       8,717.5         8,689.2        6,552.1
Cash and cash equivalents....................................................          66.3            87.0           --
Accrued investment income....................................................         112.8           118.2          106.8
Receivables..................................................................          46.7            40.9           35.2
Deferred income taxes........................................................         329.8           328.0          389.4
Other closed block assets....................................................          19.9            24.9            6.2
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,293.0         9,288.2        7,089.7
                                                                                -------------   -------------  -------------
Policy liabilities and accruals..............................................       9,798.8         9,815.8        8,301.7
Policyholder dividends payable...............................................         331.7           338.9          325.1
Policyholder dividend obligation.............................................         326.9           334.1           --
Other closed block liabilities...............................................          47.9            53.8           12.3
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,505.3        10,542.6        8,639.1
                                                                                -------------   -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,212.3     $   1,254.4    $   1,549.4
                                                                                =============   =============  =============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM       ---------------------------------------------
                                                                  INCEPTION        2006            2005           2004
                                                                -------------- --------------  -------------- --------------

Premiums.....................................................    $   6,838.9    $     786.5     $     881.6    $     932.8
Net investment income........................................        3,868.4          540.7           556.5          560.0
Net realized investment losses...............................          (72.8)          40.2           (21.9)          (2.0)
                                                                 -------------  -------------   -------------  -------------
TOTAL REVENUES...............................................       10,634.5        1,367.4         1,416.2        1,490.8
                                                                 -------------  -------------   -------------  -------------
Policy benefits, excluding dividends.........................        7,246.3          898.6           980.1        1,007.1
Other operating expenses.....................................           72.8            6.3             8.6            8.9
                                                                 -------------  -------------   -------------  -------------
Total benefits and expenses,
  excluding policyholder dividends...........................        7,319.1          904.9           988.7        1,016.0
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income
  before dividends and income taxes..........................        3,315.4          462.5           427.5          474.8
Policyholder dividends.......................................        2,762.4          398.5           363.7          403.9
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income before income taxes......          553.0           64.0            63.8           70.9
Applicable income taxes......................................          193.4           22.0            22.2           24.7
                                                                 -------------  -------------   -------------  -------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     359.6    $      42.0     $      41.6    $      46.2
                                                                 =============  =============   =============  =============

Policyholder dividends provided through earnings.............    $   2,807.6    $     398.5     $     363.7    $     403.9
Policyholder dividends provided through
  other comprehensive income.................................          167.9          (73.7)         (194.9)           3.8
                                                                 -------------  -------------   -------------  -------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,975.5          324.8           168.8          407.7
POLICYHOLDER DIVIDENDS PAID..................................       (2,642.0)        (339.2)         (397.2)        (395.3)
                                                                 -------------  -------------   -------------  -------------
Change in policyholder dividend liabilities..................          333.5          (14.4)         (228.4)          12.4
Policyholder dividend liabilities, beginning of period.......          325.1          673.0           901.4          889.0
                                                                 -------------  -------------   -------------  -------------
Policyholder dividend liabilities, end of period.............          658.6          658.6           673.0          901.4
  Less:  Policyholder dividends payable, end of period.......         (331.7)        (331.7)         (338.9)        (365.5)
                                                                 -------------  -------------   -------------  -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     326.9    $     326.9     $     334.1    $     535.9
                                                                 =============  =============   =============  =============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure up to 80% of the mortality risk on most new issues of term insurance.
     o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
     o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued between January 1, 1983 and December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance agreement.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Direct premiums..............................................................   $     917.5     $     994.7    $   1,043.3
Premiums assumed from reinsureds.............................................          13.7            14.0           13.8
Premiums ceded to reinsurers.................................................         (91.5)          (80.0)         (66.5)
                                                                                -------------   -------------  -------------
PREMIUMS.....................................................................   $     839.7     $     928.7    $     990.6
                                                                                =============   =============  =============
Percentage of amount assumed to net premiums.................................           1.6%            1.5%           1.4%
                                                                                =============   =============  =============

Direct policy benefits incurred..............................................   $     486.4     $     440.1    $     416.3
Policy benefits assumed from reinsureds......................................          14.8             8.2            3.9
Policy benefits ceded to reinsurers..........................................         (64.8)          (56.4)         (52.9)
                                                                                -------------   -------------  -------------
POLICY BENEFITS..............................................................   $     436.4     $     391.9    $     367.3
                                                                                =============   =============  =============

Direct life insurance in force...............................................   $ 143,120.6     $ 133,990.2    $ 126,367.9
Life insurance in force assumed from reinsureds..............................       1,838.7         1,810.5        1,759.5
Life insurance in force ceded to reinsurers..................................     (90,812.5)      (83,144.7)     (80,040.1)
                                                                                -------------   -------------  -------------
LIFE INSURANCE IN FORCE......................................................   $  54,146.8     $  52,656.0    $  48,087.3
                                                                                =============   =============  =============
Percentage of amount assumed to net insurance in force.......................           3.4%            3.4%           3.7%
                                                                                =============   =============  =============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $895.1 million, $984.8 million and $1,054.9 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004.

Irrevocable letters of credit aggregating $52.9 million at December 31, 2006 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Policy acquisition costs deferred............................................   $     329.2     $     187.7    $     164.7
Costs amortized to expenses:
  Recurring costs............................................................        (151.9)         (114.3)        (110.4)
  Credit related to realized investment gains................................           3.4            14.7            0.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          16.2            70.5            7.7
                                                                                -------------   -------------  -------------
Change in deferred policy acquisition costs..................................         196.9           158.6           62.4
Deferred policy acquisition costs, beginning of year.........................       1,546.7         1,388.1        1,325.7
                                                                                -------------   -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,743.6     $   1,546.7    $   1,388.1
                                                                                =============   =============  =============

Upon completion of a study during the fourth quarter of 2006, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition cost unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition cost unlocking that resulted from these updated assumptions, along with related adjustments resulted in an overall $8.2 million pre-tax benefit to net income. The change in deferred policy acquisition cost assumptions also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $3.5 million, benefit reserves by $7.2 million, reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

During the second quarter of 2005, our net income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased deferred policy acquisition cost amortization by $28.1 million. The net effect of the unlocking increased pre-tax income by $23.8 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 26.8% and 30.7% of the face value of total individual life insurance in force at December 31, 2006 and 2005, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2006, less administrative charges.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                -------------- --------------  -------------- --------------

GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 =============  =============   =============  =============


9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $     688.5    $     674.1     $     736.8    $     699.9
State and political subdivision..............................          262.6          253.0           365.0          344.2
Foreign government...........................................          269.6          237.9           333.9          298.8
Corporate....................................................        7,179.0        7,111.7         7,450.3        7,322.2
Mortgage-backed..............................................        3,072.4        3,067.1         3,276.0        3,241.2
Other asset-backed...........................................        1,077.8        1,060.3         1,240.6        1,224.6
                                                                 -------------  -------------   -------------  -------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  12,549.9    $  12,404.1     $  13,402.6    $  13,130.9
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $   7,000.4    $    6,858.2    $   6,992.0    $    6,748.4
                                                                 =============  =============   =============  =============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     173.6    $     142.5     $     169.6    $     151.2
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $     120.5    $      95.2     $      95.4    $      82.5
                                                                 =============  =============   =============  =============


UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                     ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $      21.0    $      (6.6)    $      41.4    $      (4.5)
State and political subdivision..............................           12.1           (2.5)           23.0           (2.2)
Foreign government...........................................           32.5           (0.8)           36.0           (0.9)
Corporate....................................................          168.6         (101.3)          219.2          (91.1)
Mortgage-backed..............................................           45.9          (40.6)           71.0          (36.2)
Other asset-backed...........................................           22.7           (5.2)           25.4           (9.4)
                                                                 -------------  -------------   -------------  -------------
Debt securities gains and losses.............................    $     302.8    $    (157.0)    $     416.0    $    (144.3)
                                                                 =============  =============   =============  =============
DEBT SECURITIES NET GAINS....................................    $     145.8                    $     271.7
                                                                 =============                  =============

Equity securities gains and losses...........................    $      34.2    $      (3.1)    $      20.4    $      (2.0)
                                                                 =============  =============   =============  =============
EQUITY SECURITIES NET GAINS..................................    $      31.1                    $      18.4
                                                                 =============                  =============

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS            TOTAL
                                            ---------------------------  -------------------------  -------------------------
                                                FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                            -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                            =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ============               ============               ============
NUMBER OF SECURITIES......................                     970                       1,882                      2,852
                                                           ============               ============               ============

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                  ---------------------------------------------------------------------------------
($ in millions)                                  LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ---------------------------  -------------------------  -------------------------
                                                 FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................    $     177.6    $     (3.2)   $    47.9    $     (1.3)   $   225.5    $     (4.5)
State and political subdivision...........           40.0          (1.0)        37.3          (1.2)        77.3          (2.2)
Foreign government........................           41.1          (0.6)        10.6          (0.3)        51.7          (0.9)
Corporate.................................        2,599.5         (59.5)       790.7         (31.6)     3,390.2         (91.1)
Mortgage-backed...........................        1,507.4         (26.8)       326.4          (9.4)     1,833.8         (36.2)
Other asset-backed........................          309.2          (4.6)       205.4          (4.8)       514.6          (9.4)
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................    $   4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $ 6,093.1    $   (144.3)
EQUITY SECURITIES.........................           46.8          (2.0)        --            --           46.8          (2.0)
                                             -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $   4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $ 6,139.9    $   (146.3)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $   2,058.4    $    (44.2)   $   340.0    $    (16.3)   $ 2,398.4    $    (60.5)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $   2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $ 3,741.5    $    (85.8)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     147.8    $     (8.4)   $   106.0    $     (5.5)   $   253.8    $    (13.9)
                                             =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                   $     (2.6)                 $     (1.4)               $     (4.0)
                                                            ============               ============               ============
NUMBER OF SECURITIES......................                      1,069                        351                      1,420
                                                            ============               ============               ============

Unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost totaled $2.5 million at December 31, 2005. Of these, $0.7 million ($0.0 million after offsets for taxes and deferred policy acquisition cost amortization) had been in an unrealized loss for greater than 12 months.

Unrealized losses of below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities amortized cost totaled $0.4 million at December 31, 2005 ($0.0 million after offsets for change in policy dividend obligation), of which $0.4 million had been in an unrealized loss for greater than 12 months.

The securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                             2006                          2005
                                                                -----------------------------  -----------------------------
                                                                   CARRYING                       CARRYING
                                                                     VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                -------------- --------------  -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................    $       13.7   $       14.2    $       39.9   $       38.2
Office buildings.............................................            --             --              14.4           13.8
Retail stores................................................            51.5           52.1            62.1           59.5
Industrial buildings.........................................             8.4            8.3            22.8           21.8
Other........................................................             0.1            0.1             0.1            0.1
                                                                -------------- --------------  -------------- --------------
Subtotal.....................................................            73.7           74.7           139.3          133.4
  Less:  Valuation allowances................................            (1.8)          --             (10.7)          --
                                                                -------------- --------------  -------------- --------------
MORTGAGE LOANS...............................................    $       71.9   $       74.7    $      128.6   $      133.4
                                                                ============== ==============  ============== ==============

Amounts applicable to the closed block.......................    $       66.5   $       68.5    $      109.9   $      105.2
                                                                ============== ==============  ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2006 and 2005 were $0.0 million and $8.2 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $5.3 million and $10.5 million as of December 31, 2006 and 2005, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Valuation allowance, beginning of year.......................................   $       10.7    $        9.9   $       12.8
Additions charged to income..................................................           --               0.8           --
Deductions for write-offs and disposals......................................           (8.9)           --             (2.9)
                                                                               --------------  -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $        1.8    $       10.7   $        9.9
                                                                               ==============  ============== ==============

During the three years ended December 31, 2006, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2006.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Contributions................................................................   $       41.8    $       66.0   $       59.2
Equity in earnings of partnerships...........................................            3.2            23.8           25.5
Distributions................................................................          (23.8)          (94.6)         (64.3)
Proceeds from sale of partnership interests..................................          (51.9)          (91.5)          --
Realized loss on sale of partnership interests...............................            2.4           (13.9)          --
                                                                               --------------  -------------- --------------
Change in venture capital partnerships.......................................          (28.3)         (110.2)          20.4
Venture capital partnership investments, beginning of period.................          145.1           255.3          234.9
                                                                               --------------  -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $      116.8    $      145.1   $      255.3
                                                                               ==============  ============== ==============

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2006 or 2005.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                                  YEAR ENDED
($ in millions)                                                                                                   DEC 31,
                                                                                                                   2004
                                                                                                              --------------

Aberdeen common stock dividends.............................................................................   $        3.0
Equity in Aberdeen undistributed loss.......................................................................          (21.9)
Other.......................................................................................................            1.7
                                                                                                              --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................................   $      (17.2)
                                                                                                              ==============

AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................................   $        2.0
                                                                                                              ==============

There were no earnings from affiliate debt securities during 2006 or 2005.

Aberdeen Asset Management PLC (Aberdeen)

As of December 31, 2004, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005          2004
                                                                                               -------------- --------------

Equity in undistributed earnings (losses) of affiliates.....................................    $       --     $      (12.3)
Unrealized gain on trading securities.......................................................            --             55.1
Realized investment loss....................................................................            (7.0)          --
                                                                                               -------------- --------------
NET INCOME (LOSS)...........................................................................    $       (7.0)  $       42.8
                                                                                               ============== ==============

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

Hilb Rogal & Hobbs (HRH)

HRH is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      60.3    $      63.6
Separate account equity investments.........................................................            0.9           17.2
Mezzanine partnerships......................................................................          100.9           75.0
Affordable housing partnerships.............................................................           19.6           22.8
Derivative instruments (Note 12)............................................................            7.0            8.6
Other affiliate investments.................................................................           --              5.7
Real estate.................................................................................           73.0           64.6
Other partnership interests.................................................................           46.1           51.1
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     307.8    $     308.6
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      85.5    $      69.3
                                                                                               ============== ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006, our Life Companies had on deposit securities with a fair value of $62.2 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $     782.2     $     797.3    $     774.4
Equity securities............................................................           7.0             6.3            3.2
Mortgage loans...............................................................           6.2            20.2           22.5
Venture capital partnerships.................................................           3.2            23.8           25.5
Policy loans.................................................................         169.3           165.8          167.1
Other investments............................................................          40.1            47.8           48.8
Cash and cash equivalents....................................................          13.0             6.0            4.4
                                                                               --------------  -------------- --------------
Total investment income......................................................       1,021.0         1,067.2        1,045.9
  Less:  Investment expenses.................................................           9.6             8.6           18.0
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,011.4         1,058.6        1,027.9
Debt and equity securities pledged as collateral (Note 12)...................          19.0            33.9           40.1
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,030.4     $   1,092.5    $   1,068.0
                                                                               ==============  ============== ==============

Amounts applicable to the closed block.......................................   $     540.7     $     556.5    $     560.0
                                                                               ==============  ============== ==============

For 2006, 2005 and 2004, net investment income was lower by $12.1 million, $15.4 million and $9.5 million, respectively, due to non-income producing debt securities. Of these amounts, $8.4 million, $12.1 million and $5.8 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security impairments....................................................   $      (7.9)    $     (31.2)   $     (15.5)
Equity security impairments..................................................          --              (2.1)          (1.5)
Mortgage loan impairments....................................................          --              (0.8)          --
Affiliate equity security impairments........................................          --              --            (11.0)
Other invested asset impairments.............................................          --              --             (3.3)
Debt and equity securities pledged as collateral impairments.................          (1.0)           (1.2)         (16.6)
                                                                               --------------  -------------- --------------
IMPAIRMENT LOSSES............................................................          (8.9)          (35.3)         (47.9)
                                                                               --------------  -------------- --------------
Debt security transaction gains..............................................          62.1            19.2           39.0
Debt security transaction losses.............................................         (20.1)          (37.2)         (10.6)
Equity security transaction gains............................................          25.7             5.8           17.7
Equity security transaction losses...........................................          (3.8)          (12.5)          (5.9)
Mortgage loan transaction gains..............................................           3.2            --              0.2
Venture capital partnership transaction gains (losses).......................           2.4           (13.9)          --
Affiliate equity security transaction gains..................................          10.4            14.4           --
Affiliate equity security transaction losses.................................          --             (10.7)          --
Real estate transaction losses...............................................          --              (0.6)          --
Debt and equity securities pledged as collateral gains.......................          --               2.5           --
Other invested asset transaction gains.......................................           2.8            15.1            5.5
                                                                               --------------  -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................          82.7           (17.9)          45.9
                                                                               --------------  -------------- --------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      73.8     $     (53.2)   $      (2.0)
                                                                               ==============  ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million for 2004. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2006 or 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $    (125.9)    $    (313.0)   $     (27.1)
Equity securities............................................................          12.7             2.6            0.2
Debt and equity securities pledged as collateral.............................          (9.1)          (93.3)           7.8
Other investments............................................................          --              (7.5)          --
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               ==============  ============== ==============

Net unrealized investment losses.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               --------------  -------------- --------------
Applicable policyholder dividend obligation..................................         (73.8)         (194.8)           3.6
Applicable deferred policy acquisition costs.................................         (16.2)          (70.5)          (7.7)
Applicable deferred income tax benefit.......................................          (8.2)          (20.1)          (9.8)
                                                                               --------------  -------------- --------------
Offsets to net unrealized investment losses..................................         (98.2)         (285.4)         (13.9)
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 10).......................................   $     (24.1)    $    (125.8)   $      (5.2)
                                                                               ==============  ============== ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security purchases......................................................   $  (4,451.0)    $  (4,500.4)   $  (4,052.9)
Equity security purchases....................................................         (54.9)         (150.8)         (66.3)
Venture capital partnership investments......................................         (41.8)          (65.7)         (59.3)
Other invested asset purchases...............................................         (88.5)          (87.2)         (25.8)
Policy loan advances, net....................................................         (77.0)          (48.3)          44.7
                                                                               --------------  -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,713.2)    $  (4,852.4)   $  (4,159.6)
                                                                               ==============  ============== ==============

Debt securities sales........................................................   $   3,653.6     $   2,925.8    $   2,405.2
Debt securities maturities and repayments....................................       1,580.6         1,367.6        1,483.0
Equity security sales........................................................          87.4           225.4          111.2
Mortgage loan maturities and principal repayments............................          60.3            79.2           77.2
Venture capital partnership capital distributions............................          75.7           185.9           59.4
Affiliate securities sales...................................................          --              --              1.0
Real estate and other invested assets sales..................................         103.7            17.8           76.8
                                                                               --------------  -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,561.3     $   4,801.7    $   4,213.8
                                                                               ==============  ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2006.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  -------------- --------------

Due in one year or less......................................................   $     414.8     $       5.4    $     420.2
Due after one year through five years........................................       1,954.3            27.9        1,982.2
Due after five years through ten years.......................................       3,804.0            23.2        3,827.2
Due after ten years..........................................................       6,231.0            15.4        6,246.4
                                                                               --------------  -------------- --------------
TOTAL........................................................................   $  12,404.1     $      71.9    $  12,476.0
                                                                               ==============  ============== ==============


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
                                                                ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

6.95% surplus notes..........................................    $      --      $      --       $      30.2    $      30.7
7.15% surplus notes..........................................          174.0          189.6           173.9          183.4
                                                                -------------- --------------  -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     189.6     $     204.1    $     214.1
                                                                ============== ==============  ============== ==============

Our 7.15% surplus notes are an obligation of Phoenix Life and are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On December 15, 2004, Phoenix Life repurchased $144.8 million of the previously issued $175.0 million outstanding principal on its 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, Phoenix Life issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, The Phoenix Companies amended and restated their existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009. The amendments to the terms of the Original Facility set forth in the Amended Facility include, but are not limited to, (i) the elimination of a $750 million limit on aggregate indebtedness, (ii) the modification of certain covenants and other provisions to permit a monetization or securitization of the closed block of specified life and annuity policies established in the Plan of Reorganization of Phoenix Home Life Mutual Insurance Company, and (iii) the permission of acquisitions and joint ventures which satisfy certain additional specified conditions. These conditions include, among other things, majority lender consent in the event the aggregate amount of consideration payable exceeds $400 million in respect of all acquisitions and joint ventures during the term of the agreement, excluding those to which the lenders have previously provided consent.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.5     $      14.7    $      12.8
                                                                               ==============  ============== ==============
INTEREST PAID................................................................   $      14.6     $      14.6    $      12.6
                                                                               ==============  ============== ==============


11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   o     Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................    $     733.0    $     729.5
Equity funds................................................................................        2,591.0        2,342.9
Other.......................................................................................           92.2           82.7
                                                                                               -------------- --------------
TOTAL.......................................................................................    $   3,416.2    $   3,155.1
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................    $      10.7    $       2.5
Incurred....................................................................................            1.9            1.2
Paid........................................................................................           (1.9)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      10.7    $       3.7
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
                                                                                                    DECEMBER 31, 2005
                                                                                               -----------------------------
(NET OF REINSURANCE RECOVERABLES):                                                                ANNUITY        ANNUITY
($ in millions)                                                                                   GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................    $       9.1    $       0.8
Incurred....................................................................................            2.9            1.7
Paid........................................................................................           (1.3)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................    $      10.7    $       2.5
                                                                                               ============== ==============

-------
(1) The reinsurance recoverable asset related to the GMDB was $39.2 million and $39.0 million as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB) and a guaranteed minimum accumulation benefit (GMAB).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds.

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2006 and 2005, 100% of the aggregate account value with the GMWB and GMAB features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. In 2006, we began hedging our GMAB exposure using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                       ----------------- -----------------  ----------------

GMDB return of premium(1)...........................................    $      1,363.5    $          8.0          59
GMDB step up(2).....................................................           1,809.8              39.3          60
GMDB earnings enhancement benefit (EEB)(3)..........................              77.6              --            59
GMDB greater of annual step up and roll up(4).......................              37.7               4.0          62
                                                                       ----------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.....................................    $      3,288.6    $         51.3
                                                                       ================= =================

GMIB................................................................    $        620.1    $         --            58
GMAB................................................................             210.6              --            54
GMWB................................................................              30.1              --            67
                                                                       ----------------- -----------------
TOTAL AT DECEMBER 31, 2006..........................................    $        860.8    $         --
                                                                       ================= =================

-------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
    The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the currant account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $12.7 million.

12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These eight collateralized obligation trusts are investment trusts with aggregate assets of $4.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $8.0 million, $8.8 million and $8.0 million during the years ended December 31, 2006, 2005 and 2004, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $25.8 million at December 31, 2006 (none of which relates to trusts that are consolidated). Of that exposure, $23.7 million (none of which relates to trust that are consolidated) relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2006 and 2005 and three as of December 31, 2004. As of December 31, 2006, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.7 million, $5.0 million and $3.4 million for the years ended December 31, 2006, 2005 and 2004, respectively, related to these consolidated obligation trusts.

The other six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.7 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $25.8 million ($23.7 million of which are investment grade debt securities at December 31, 2006).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $     267.2    $     251.4     $     304.1    $     278.9
Equity securities pledged as collateral......................            0.6            0.3             0.3            0.3
                                                                -------------- --------------  -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     267.8    $     251.7     $     304.4    $     279.2
                                                                ============== ==============  ============== ==============

Cash and accrued investment income of $5.0 million and $17.6 million are included in the amounts above at December 31, 2006 and 2005, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $332.2 million and $371.2 million at December 31, 2006 and 2005, respectively, and non-recourse derivative cash flow hedge liability of $11.8 million (notional amount of $222.9 million with maturity of June 1, 2009) and $18.7 million (notional amount of $210.8 million with maturities of 2005-2013) at December 31, 2006 and 2005, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2006 and 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $      35.4    $     (19.6)    $      35.8    $     (10.6)
Equity securities pledged as collateral......................            0.4           (0.1)            0.1           (0.1)
                                                                -------------- --------------  -------------- --------------
TOTAL........................................................    $      35.8    $     (19.7)    $      35.9    $     (10.7)
                                                                ============== ==============  ============== ==============
NET UNREALIZED GAINS.........................................    $      16.1                    $      25.2
                                                                ==============                 ==============


AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2006
EQUITY SECURITIES PLEDGED AS COLLATERAL:     -------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------- ------------------------- --------------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------- ------------ ------------ ------------ -------------

Corporate..................................   $     --     $     --      $      0.1   $     (0.2)  $      0.1   $     (0.2)
Mortgage-backed............................         --           --            12.9         (7.7)        12.9         (7.7)
Other asset-backed.........................         --           --             1.5        (11.7)         1.5        (11.7)
                                             ------------ ------------- ------------ ------------ ------------ -------------
DEBT SECURITIES............................   $     --     $     --      $     14.5   $    (19.6)  $     14.5   $    (19.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                             ------------ ------------- ------------ ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     --     $     --      $     14.5   $    (19.7)  $     14.5   $    (19.7)
                                             ============ ============= ============ ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $19.6 million at December 31, 2006. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $0.6 million at December 31, 2006. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2006.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2006
($ in millions)                                                                                                   COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      19.5
Due after one year through five years.......................................................................          48.2
Due after five years through ten years......................................................................          32.6
Due after ten years.........................................................................................         151.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $     251.4
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2006 and 2005 is $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INCREASE (DECREASE) IN NET INCOME............................................   $      (1.0)    $       1.3    $     (12.9)
                                                                               ==============  ============== ==============
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (71.2)    $     (67.9)   $     (67.5)
                                                                               ==============  ============== ==============

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ in millions)                                                                   2006                      2005
                                                                        ------------------------- --------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             ------------ ------------ ------------- ------------ ------------ -------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30      2007       $       0.4  $      --    $       1.2  $      --
    Non-hedging derivative instruments....           363    2007-2016            2.1          1.2          6.6          4.9
CROSS CURRENCY SWAPS......................            35    2012-2016           --            1.0          0.7         --
PUT OPTIONS...............................            50      2016               4.0         --           --           --
OTHER.....................................            53    2007-2008            0.5         --            0.1         --
                                             ------------               ------------ ------------ ------------ -------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      531                 $       7.0  $       2.2  $       8.6  $       4.9
                                             ============               ============ ============ ============ =============

INTEREST RATE SWAPS

Cash flow hedges

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2006, 2005 and 2004. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $7.0 million as of December 31, 2006. We consider the likelihood of any material loss on these instruments to be remote.

Cross currency swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. We held four cross currency swaps at the end of the statement period.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

Cash and cash equivalents....................................    $     289.0    $     289.0     $     225.6    $     225.6
Available-for-sale debt securities (Note 9)..................       12,549.9       12,549.9        13,402.6       13,402.6
Available-for-sale equity securities (Note 9)................          173.6          173.6           169.6          169.6
Mortgage loans (Note 9)......................................           71.9           74.7           128.6          133.4
Debt and equity securities pledged as collateral (Note 12)...          267.8          267.8           304.4          304.4
Derivative financial instruments.............................            7.0            7.0             8.6            8.6
Policy loans (Note 9)........................................        2,322.0        2,415.9         2,245.0        2,347.4
                                                                -------------- --------------  -------------- --------------
FINANCIAL ASSETS.............................................    $  15,681.2    $  15,777.9     $  16,484.4    $  16,591.6
                                                                ============== ==============  ============== ==============

Investment contracts.........................................    $   2,228.4    $   2,190.9     $   3,060.7    $   3,054.4
Non-recourse collateralized obligations (Note 12)............          344.0          272.8           389.9          322.0
Indebtedness (Note 10).......................................          174.0          189.6           204.1          214.1
Derivative financial instruments.............................            2.2            2.2             4.9            4.9
                                                                -------------- --------------  -------------- --------------
FINANCIAL LIABILITIES........................................    $   2,748.6    $   2,655.5     $   3,659.6    $   3,595.4
                                                                ============== ==============  ============== ==============


14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $      26.1     $       6.6    $     (12.5)
  Deferred...................................................................          47.8            33.3           72.2
                                                                               --------------  -------------- --------------
  Continuing operations......................................................          73.9            39.9           59.7
  Equity in earnings of affiliates...........................................          --              --             (6.8)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO NET INCOME........................................          73.9            39.9           52.9
Other comprehensive income...................................................          (8.2)          (22.1)         (14.0)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      65.7     $      17.8    $      38.9
                                                                               ==============  ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $      14.5     $     (14.1)   $       6.0
                                                                               ==============  ============== ==============


EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     228.2     $     161.5    $     194.0
                                                                               --------------  -------------- --------------
Income taxes at statutory rate of 35.0%......................................          79.9            56.5           67.9
Investment income not taxed..................................................          (7.1)           (8.7)         (10.8)
Tax interest recoveries......................................................          --              (5.3)          --
Historic rehabilitation and other tax credits................................          (0.6)           (2.3)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          0.3            (0.5)           4.5
Other, net...................................................................           1.4             0.2           (1.9)
                                                                               --------------  -------------- --------------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      73.9     $      39.9    $      59.7
                                                                               ==============  ============== ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     290.7    $     233.8
Unearned premiums/deferred revenues.........................................................          103.3          108.2
Employee benefits...........................................................................           58.3           70.6
Intangible assets...........................................................................            2.1            2.3
Net operating and capital loss carryover benefits...........................................           13.7           25.4
Historic rehabilitation and other tax credits...............................................           16.4           18.7
Foreign tax credits carryover benefits......................................................            8.9            9.0
Other.......................................................................................            5.0            0.6
Valuation allowance.........................................................................           (6.7)          (6.7)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          491.7          461.9
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (434.6)        (374.1)
Investments.................................................................................         (126.7)        (119.5)
Other.......................................................................................           --             --
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (561.3)        (493.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (69.6)   $     (31.7)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

As of December 31, 2006, we had deferred tax assets of $4.5 million and $8.1 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $12.8 million are scheduled to expire between the years 2017 and 2026. The federal capital losses of $23.3 million are scheduled to expire in 2010. The state net operating losses of $15.3 million related to the non-life subgroup are scheduled to expire between 2019 and 2025. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2006 and 2005, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2006, the deferred income tax assets of $16.4 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2006, we had foreign tax credit carryover totaling $8.9 million, which is scheduled to expire between 2008 and 2009. As of December 31, 2006 and 2005, we had a $5.6 million valuation allowance relative to foreign tax credit carryovers.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                     YEAR ENDED DECEMBER 31,
($ in millions)                              -----------------------------------------------------------------------------------
                                                         2006                      2005                         2004
                                             ---------------------------- -------------------------- ---------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- ------------- ------------- ------------- -------------

Unrealized gains (losses) on
  investments..............................   $    (67.3)   $    (10.4)   $   (464.0)   $   (193.1)   $    (12.5)    $    22.5
Net realized investment losses on
  available-for-sale securities included
  in net income............................        (55.0)        (13.7)         52.8          67.3          (6.6)        (27.7)
                                             ------------- ------------- ------------- ------------- ------------- -------------
Net unrealized investment gains............       (122.3)        (24.1)       (411.2)       (125.8)        (19.1)         (5.2)
Net unrealized foreign currency
  translation adjustment ..................         (0.3)         (0.1)         (6.0)         (4.0)         (4.6)         (0.6)
Net unrealized derivative instruments
  gains (losses)...........................          7.1           6.9          82.8          82.8          13.1          13.3
                                             ------------- ------------- ------------- ------------- ------------- -------------
Other comprehensive income (loss)..........       (115.5)   $    (17.3)       (334.4)   $    (47.0)        (10.6)    $     7.5
                                             ------------- ============= ------------- ============= ------------- =============
Applicable policyholder dividend
  obligation...............................        (73.8)                     (194.8)                        3.6
Applicable deferred policy acquisition
  cost amortization........................        (16.2)                      (70.5)                       (7.7)
Applicable deferred income taxes
  (benefit)................................         (8.2)                      (22.1)                      (14.0)
                                             -------------               -------------               -------------
Offsets to other comprehensive income......        (98.2)                     (287.4)                      (18.1)
                                             -------------               -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    (17.3)                 $    (47.0)                 $      7.5
                                             ==============              =============               =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          --------------------------------------------------------
                                                                                    2006                        2005
                                                                         --------------------------- ----------------------------
                                                                             GROSS          NET          GROSS          NET
                                                                         ------------- ------------- ------------- --------------

Unrealized gains on investments......................................     $    185.4    $      2.8    $    307.7    $     26.9
Unrealized foreign currency translation adjustment...................           (0.6)         (0.9)         (0.3)         (0.8)
Unrealized losses on derivative instruments..........................          (33.3)        (17.7)        (40.4)        (24.6)
                                                                         ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................          151.5    $    (15.8)        267.0    $      1.5
                                                                         ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................          167.7                       241.5
Applicable deferred policy acquisition costs.........................           (0.3)                       15.9
Applicable deferred income taxes.....................................           (0.1)                        8.1
                                                                         -------------               -------------
Offsets to accumulated other comprehensive income....................          167.3                       265.5
                                                                         -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $    (15.8)                 $      1.5
                                                                         =============               =============


16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                              YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           5.50%          5.75%
Future compensation increase rate............................................       4.25%           4.00%          4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       9.50%          10.00%          8.50%
Future health care cost increase rate, age 65 and older......................      11.50%          12.25%         10.50%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%


CHANGES IN PENSION PLANS' ASSETS AND                                              YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ------------------------------------------------------------
($ in millions)                                                        EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                                -----------------------------  -----------------------------
                                                                    2006           2005            2006           2005
                                                                -------------- --------------  -------------- --------------

PLANS' ASSETS

Plan assets' actual gain (loss)..............................    $      63.1    $      24.5     $      --      $      --
Employer contributions.......................................           23.9           27.7             5.9            5.5
Participant benefit payments.................................          (26.7)         (26.0)           (5.9)          (5.5)
                                                                -------------- --------------  -------------- --------------
Change in plan assets........................................           60.3           26.2            --             --
Plan assets, beginning of year...............................          422.6          396.4            --             --
                                                                -------------- --------------  -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     482.9    $     422.6     $      --      $      --
                                                                ============== ==============  ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (38.7)   $     (36.7)    $      (9.8)   $      (9.1)
Actuarial gain (loss)........................................           12.1          (13.3)            1.9          (18.3)
Participant benefit payments.................................           26.7           26.0             5.9            5.5
Plan amendments..............................................           --             --              --             (1.5)
                                                                -------------- --------------  -------------- --------------
Change in projected benefit obligation.......................            0.1          (24.0)           (2.0)         (23.4)
Projected benefit obligation, beginning of year..............         (523.0)        (499.0)         (124.6)        (134.6)
                                                                -------------- --------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (522.9)   $    (523.0)    $    (126.6)   $    (158.0)
                                                                ============== ==============  ============== ==============
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATION,
  END OF YEAR................................................    $     (40.0)   $    (100.4)    $    (126.6)   $    (124.6)
                                                                ============== ==============  ============== ==============

ACCUMULATED BENEFIT OBLIGATION...............................    $     494.2    $     492.6     $     111.6    $     106.5
                                                                ============== ==============  ============== ==============

The Phoenix Companies does not expect any required contributions in 2007. The Phoenix Companies made payments totaling $23.9 million to the pension plan during 2006.

CHANGES IN PLAN PROJECTED BENEFIT OBLIGATION:                                                       AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Service and interest cost accrued...........................................................    $      (6.2)   $      (5.2)
Actuarial loss..............................................................................           (6.6)          (4.2)
Participant benefit payments................................................................            6.2            6.7
Plan amendments.............................................................................           --              0.6
                                                                                               -------------- --------------
Change in projected benefit obligation......................................................           (6.6)          (2.1)
Projected benefit obligations, beginning of year............................................          (72.4)         (70.3)
                                                                                               -------------- --------------
PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..................................................    $     (79.0)   $     (72.4)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.1 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes), $6.5 million ($4.2 million after income taxes) and $31.8 million ($20.7 million after income taxes) in 2006, 2005 and 2004, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services.


17.  DISCONTINUED OPERATIONS

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     932.5     $     885.5    $     814.6
Asset valuation reserve (AVR)................................................         187.8           210.8          213.6
                                                                               --------------  -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,120.3     $   1,096.3    $   1,028.2
                                                                               ==============  ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     131.6     $     106.2    $      35.1
                                                                               ==============  ============== ==============
STATUTORY NET INCOME.........................................................   $     162.0     $      61.0    $      47.1
                                                                               ==============  ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $87.5 million in 2006 and is able to pay $92.2 million in dividends in 2007 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $92.2 million in 2007, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                -------------- --------------  -------------- --------------

Real estate..................................................    $     105.5    $      37.0     $     101.1    $      34.9
Equipment....................................................          200.2           40.9           185.4           34.8
Leasehold improvements.......................................            0.8            0.7            --             --
                                                                -------------- --------------  -------------- --------------
Premises and equipment cost and carrying value...............          306.5    $      78.6           286.5    $      69.7
                                                                               ==============                 ==============
Accumulated depreciation and amortization....................         (227.9)                        (216.8)
                                                                --------------                 --------------
PREMISES AND EQUIPMENT.......................................    $      78.6                    $      69.7
                                                                ==============                 ==============

Depreciation and amortization expense for premises and equipment for 2006, 2005 and 2004 totaled $12.1 million, $9.2 million and $11.3 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.7 million, $2.4 million and $6.7 million in 2006, 2005 and 2004, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $14.3 million as of December 31, 2006, payable as follows: 2007, $4.0 million; 2008, $2.7 million; 2009, $2.3 million; 2010, $1.9 million; 2011, $1.4 million; and thereafter, $2.0 million.


20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.8 million, $9.4 million and $8.2 million for 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $0.5 million and $0.0 million, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.7 million and $0.5 million as of December 31, 2006 and 2005, respectively. The variable product separate accounts fees retained by PXP were $1.8 million, $1.9 million and $3.2 million for 2006, 2005 and 2004, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 3% for the years ended December 31, 2005 and 2004, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2006 and 2005 were $54.0 million and $66.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $48.9 million, $45.3 million and $51.8 million for 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $0.5 million and $5.1 million, as of December 31, 2006 and 2005, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2006, 2005 and 2004, we incurred $50.1 million, $37.6 million and $32.4 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $2.4 million and $1.9 million as of December 31, 2006 and 2005, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2006, the Company had committed $181.4 million under such investments, of which $85.8 million is expected to be disbursed by December 31, 2007.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $19.4 million at December 31, 2006.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.


      Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Registrant's April 29, 1998 Post-Effective Amendment No. 14 filed via EDGAR on Form S-6 (File No. 033-06793).


(b)   CUSTODIAN AGREEMENTS.

      Not applicable.


(c)   UNDERWRITING CONTRACTS.


      (1) Master Service and Distribution Compliance Agreement dated November 1, 2000, between Depositor and Phoenix Equity Planning Corporation, is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

      (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrants' April 22, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).


(d)   CONTRACTS.

      Version A:
      (1) Estate Edge(R) - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V602 of Depositor is incorporated by reference to Registrant's March 12, 1997 EDGAR filing on Form S-6 (File No. 333-23171).

      (2) Estate Term Rider, Form UR36 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (3) LifePlan Options Rider, Form UR74 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (4) Conditional Exchange Option Rider, Form VR13 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (6) Disability Benefit Rider, Form VR15 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (7) Policy Split Option Rider, Form VR16 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (9) Conversion to Universal Life Rider, Form VR30 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

      (10) Age 100+ Rider, Form VR40 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).


      Version B:

      (1) Estate Strategies - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V611 of Depositor, is incorporated by reference to Registrant's February 14, 2001 Post-Effective Amendment No. 8 EDGAR filing on form S-6 (File No. 333-23171).


      (2) Estate Term Rider, Form UR36 of the Depositor, listed under Version A, above.

      (3) LifePlan Options Rider, Form UR74 of the Depositor, listed under Version A, above.

      (4) Conditional Exchange Option Rider, Form VR13 of the Depositor, listed under Version A, above.

      (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor, listed under Version A, above.

      (6) Disability Benefit Rider, Form VR15 of the Depositor, listed under Version A, above.

      (7) Policy Split Option Rider, Form VR16 of the Depositor, listed under Version A, above.

      (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor, listed under Version A, above.

      (9) Conversion to Universal Life Rider, Form VR30 of the Depositor, listed under Version A, above.

      (10) Age 100+ Rider, Form VR41 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No., 13 EDGAR filing on Form N-6 (File No. 333-23171).


(e)   APPLICATIONS

      Version A:

      Form of application for Estate Edge(R) Form No. OL2556 is filed herewith.



      Version B:

      Form of application for Estate Strategies is incorporated by reference to Registrant's February 14, 2001 Post-Effective Amendment No. 8 EDGAR filing on Form S-6 (File No. 333-23171).



(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      (1) Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004, is incorporated by reference to Registrants April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).


      (2) Amended and Restated By-laws of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.


(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.


      (1)Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 333-23171).

         (a) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 333-23171).

         (b) Amendment dated May 3, 2004 to Participation Agreement between Phoenix Life Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778) filed via EDGAR on April 27, 2006.

         (c) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.


      (2)Participation Agreement dated April 18,1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust 1995 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 11 EDGAR filing on form S-6 (File No. 033-06793).

         (a) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 033-06793).


      (3)Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 033-06793).

      (4)Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

         (a) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

         (b) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).


      (5)Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc. and Phoenix Life Insurance Company, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035) filed via EDGAR on December 19, 2006.



      (6)Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).


      (7)Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).


      (8)Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 21 EDGAR filing on Form S-6 (File No. 033-06793).

      (9)Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).


     (10)Fund Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

     (11)Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

     (12)Amended and Restated Participation Agreement dated January 1, 2007 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376) filed via EDGAR on February 20, 2007.

     (13)Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

     (14)Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

     (15)Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.


(i)   ADMINISTRATIVE CONTRACTS.

      (1)Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

      (2) First Amendment to Service Agreement dated November 11, 2003 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

      (3) Second Amendment to Service Agreement dated February 27, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to the Registrants April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

      (4) Third Amendment to Service Agreement dated November 15, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to the Registrants April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

      (5) Fourth Amendment to Service Agreement dated November 13, 2005 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 18 EDGAR filing on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.


      (1) Opinion and Consent of Counsel of Michele Drummey, Esq. is filed herewith.


(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Registered Public Accounting Firm is filed herewith.


      (2) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 31 on Form N-6 (File No. 033-23251) filed via EDGAR on April 25, 2007.


(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

           -----------------------------------------------------------------------------------------------------------------------
             Name and Principal Business Address       Positions and Offices with Depositor
           -----------------------------------------------------------------------------------------------------------------------
             Sal H. Alfiero*                           Director
             Protective Industries, LLC
             Buffalo, NY
           -----------------------------------------------------------------------------------------------------------------------

             Martin N. Baily                           Director
             Peterson Institute of International
             Economics
             Washington, DC

           -----------------------------------------------------------------------------------------------------------------------
             Jean S. Blackwell                         Director
             Cummins Inc.
             Columbus, IN
           -----------------------------------------------------------------------------------------------------------------------
             Peter C. Browning*                        Director
           -----------------------------------------------------------------------------------------------------------------------
             Arthur P. Byrne                           Director
             J.W. Childs Associates
             Boston, MA
           -----------------------------------------------------------------------------------------------------------------------
             Sanford Cloud, Jr.*                       Director
           -----------------------------------------------------------------------------------------------------------------------
             Gordon J. Davis, Esq.                     Director
             LeBoeuf, Lamb, Greene & MacRae, LLP
             New York, NY
           -----------------------------------------------------------------------------------------------------------------------
             John H. Forsgren*
           -----------------------------------------------------------------------------------------------------------------------
             Ann Maynard Gray*                         Director
           -----------------------------------------------------------------------------------------------------------------------
             John E. Haire*                            Director
           -----------------------------------------------------------------------------------------------------------------------
             Jerry J. Jasinowski                       Director
             Manufacturing Institute
             Washington, D.C.
           -----------------------------------------------------------------------------------------------------------------------
             Thomas S. Johnson*                        Director
           -----------------------------------------------------------------------------------------------------------------------
             Dona D. Young*                            Director, Chairperson of the Board, President and Chief Executive Officer
           -----------------------------------------------------------------------------------------------------------------------
             Michael E. Haylon*                        Director, Executive Vice President and Chief Financial Officer
           -----------------------------------------------------------------------------------------------------------------------
             Philip K. Polkinghorn*                    Executive Vice President, Life and Annuity
           -----------------------------------------------------------------------------------------------------------------------
             Tracy L. Rich*                            Executive Vice President, General Counsel and Secretary
           -----------------------------------------------------------------------------------------------------------------------
             Daniel J. Moskey*                         Vice President and Treasurer
           -----------------------------------------------------------------------------------------------------------------------
             Katherine P. Cody*                        Senior Vice President and Chief Accounting Officer
           -----------------------------------------------------------------------------------------------------------------------
             James D. Wehr**                           Executive Vice President and Chief Investment Officer
           -----------------------------------------------------------------------------------------------------------------------

            *   The principal business address of this individual is One American Row, Hartford, CT 06103-2899.
            **   The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Adviser                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------


---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 29. INDEMNIFICATION.


Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any person of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1, of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:


(1) is or was a Director, officer or employees of the Company; or


(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITER.

         1.   1. Phoenix Equity Planning Corporation ("PEPCO")

              (a) PEPCO serves as the principal underwriter for the following entities:


                  Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


              (b) Directors and Executive Officers of PEPCO.


                  NAME                                   POSITION
                  ----                                   --------
                  George R. Aylward, Jr.**               Director, Executive Vice President
                  John H. Beers*                         Vice President and Secretary
                  John R. Flores*                        Vice President and Anti-Money Laundering Officer
                  Stephen D. Gresham**                   Director, Senior Vice President
                  Michael E. Haylon*                     Director
                  David C. Martin*                       Vice President and Chief Compliance Officer
                  Glenn H. Pease**                       Vice President, Finance and Treasurer
                  David R. Pellerin*                     Vice President and Chief Financial Officer
                  Philip R. Polkinghorn*                 Executive Vice President
                  Francis G. Waltman**                   Director, President


           *  The business address of this individual is One American Row, Hartford, CT 06103-2899.
          **  The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

              (c)

         --------------------------------------------------------------------------------------------------------------------------
                Name of                      Net                  Compensation Events              Brokerage             Other
               Principal               Underwriting            Occasioning the Deduction          Commissions        Compensation
              Underwriter              Discounts and            of a Deferred Saleshead
                                        Commissions
         ------------------------ ------------------------- ---------------------------------- ------------------ -----------------
                PEPCO                        0                               0                         0                  0
         --------------------------------------------------------------------------------------------------------------------------

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.


The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules under it, are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.


ITEM 32.  MANAGEMENT SERVICES.


Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

YEAR      FEE PAID
2006      $101,000
2005      $ 86,000
2004      $ 98,275

ITEM 33.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 25th day of April, 2007.


                PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                (Registrant)

           By:
                ----------------------------------------------------------------
                *Dona D. Young, Chairperson of the Board, President and
                  Chief Executive Officer

                PHOENIX LIFE INSURANCE COMPANY
                (Depositor)

           By:
                ----------------------------------------------------------------
                *Dona D. Young, Chairperson of the Board, President and
                  Chief Executive Officer


           By:  /s/ Kathleen A. McGah
                ----------------------------------------------------------------
                *Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney

By:  /s/ Kathleen A. McGah
     ---------------------
     *Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on this 25th day of April, 2007.


                  SIGNATURE                                     TITLE
                  ---------                                     -----

                                                                Director

 -------------------------------------------
   *Sal H. Alfiero

                                                                Director

 -------------------------------------------
   *Martin N. Baily

                                                                Director

 -------------------------------------------
   *Jean S. Blackwell

                                                                Director

 -------------------------------------------
   *Peter C. Browning

                                                                Director

 -------------------------------------------
   *Arthur P. Byrne

                                                                Director

 -------------------------------------------
   *Sanford Cloud, Jr.

                                                                Director

 -------------------------------------------
   *Gordon J. Davis

                  SIGNATURE                                     TITLE
                  ---------                                     -----

                                                                Director

 -------------------------------------------
   *John H. Forsgren

                                                                Director

 -------------------------------------------
   *Ann Maynard Gray

                                                                Director

 -------------------------------------------
   *John E. Haire

                                                                Director

 -------------------------------------------
   *Jerry J. Jasinowski

                                                                Director

 -------------------------------------------
   *Thomas S. Johnson


                                                                Director, Chairperson of the Board, President and
 -------------------------------------------                    Chief Executive Officer
   *Dona D. Young

                                                                Director, Executive Vice President and
 -------------------------------------------                    Chief Financial Officer
   *Michael E. Haylon

                                                                Senior Vice President and Chief Accounting Officer


 -------------------------------------------

   *Katherine P. Cody

By:    /s/ Kathleen A. McGah
       ---------------------
       *Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney



                                      S-2